      As filed with the U.S. Securities and Exchange Commission on July 24, 2002
                                                Securities Act File No. 33-41694
                                        Investment Company Act File No. 811-6352

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

            Registration Statement Under The Securities Act Of 1933          [X]

                          Pre-Effective Amendment No.                        [ ]

                        Post-Effective Amendment No. 54                      [X]

                                     and/or

        Registration Statement Under The Investment Company Act Of 1940      [X]

                               Amendment No. 64                              [X]
                        (Check appropriate box or boxes)

                              ING SERIES FUND, INC.
                       (FORMERLY AETNA SERIES FUND, INC.)
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

             Kimberly A. Anderson                         With copies to:
             ING Investments, LLC                     Jeffrey S. Puretz, Esq.
        7337 E. Doubletree Ranch Road                         Dechert
             Scottsdale, AZ 85258                        1775 Eye St. N.W.
   (Name and Address of Agent for Service)             Washington, DC 20006

                            ------------------------

         It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately upon filing                     [X] on August 1, 2002 pursuant
    pursuant to paragraph (b)                       to paragraph (b)

[ ] 60 days after filing pursuant               [ ] on (date) pursuant to
    to paragraph (a)(1)                             paragraph (a)(1)

[ ] 75 days after filing pursuant               [ ] on (date) pursuant to
    to paragraph (a)(2)                             paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

       PROSPECTUS

    [GLOBE GRAPHIC]
       August 1, 2002

       Classes A, B and C
                                                 INTERNATIONAL FUND
                                                 ING International Growth Fund
                                                 DOMESTIC EQUITY GROWTH FUNDS
                                                 ING Growth Fund
                                                 ING Small Company Fund
                                                 ING Technology Fund
                                                 DOMESTIC EQUITY INDEX FUNDS
                                                 ING Index Plus LargeCap Fund
                                                 ING Index Plus MidCap Fund
                                                 ING Index Plus SmallCap Fund
                                                 DOMESTIC EQUITY VALUE FUND
                                                 ING Value Opportunity Fund
                                                 DOMESTIC EQUITY AND INCOME
                                                 FUNDS
                                                 ING Balanced Fund
                                                 ING Growth and Income Fund
                                                 FIXED INCOME FUNDS
                                                 ING Bond Fund
                                                 ING Government Fund
                                                 ING Aeltus Money Market Fund
                                                 GENERATION FUNDS
                                                 ING Ascent Fund
                                                 ING Crossroads Fund
                                                 ING Legacy Fund

       This Prospectus contains
       important information about
       investing in the ING Funds.
       You should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Funds will
       achieve their objectives. As
       with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                           [ING FUNDS LOGO]
                                               (formerly the Aetna Funds)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS



[MONEY GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED



[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST




This Prospectus describes each Fund's objectives, investment strategy and risks.

You'll also find:

HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).

WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

    INTRODUCTION TO THE ING FUNDS                            1
    FUNDS AT A GLANCE                                        2

    INTERNATIONAL FUND
    ING International Growth Fund                            4

    DOMESTIC EQUITY GROWTH FUNDS
    ING Growth Fund                                          6
    ING Small Company Fund                                   8
    ING Technology Fund                                     10

    DOMESTIC EQUITY INDEX FUNDS
    ING Index Plus LargeCap Fund                            12
    ING Index Plus MidCap Fund                              14
    ING Index Plus SmallCap Fund                            16

    DOMESTIC EQUITY VALUE FUND
    ING Value Opportunity Fund                              18

    DOMESTIC EQUITY AND INCOME FUNDS
    ING Balanced Fund                                       20
    ING Growth and Income Fund                              22

    FIXED INCOME FUNDS
    ING Bond Fund                                           24
    ING Government Fund                                     26
    ING Aeltus Money Market Fund                            28

    GENERATION FUNDS
    ING Ascent Fund                                         32
    ING Crossroads Fund                                     33
    ING Legacy Fund                                         34


    WHAT YOU PAY TO INVEST                                  36
    SHAREHOLDER GUIDE                                       41
    MANAGEMENT OF THE FUNDS                                 48
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      50
    MORE INFORMATION ABOUT RISKS                            51
    FINANCIAL HIGHLIGHTS                                    55
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                   INTRODUCTION TO THE ING FUNDS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING Funds, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

INTERNATIONAL FUND

  ING's International Growth Fund seeks long-term capital growth.

  The Fund may suit you if you:


  - are investing for the long-term -- at least several years; and


  - are looking for exposure to international markets; and

  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY GROWTH FUNDS


  ING's Domestic Equity Growth Funds seek long-term growth of capital.


  They may suit you if you:


  - are investing for the long-term -- at least several years; and


  - are willing to accept higher risk in exchange for long-term growth.


DOMESTIC EQUITY INDEX FUNDS

  ING's Domestic Equity Index Funds seek to outperform the total return performance of the predetermined indices.

  They may suit you if you:


  - are investing for the long-term -- at least several years; and

  - are willing to accept higher risk in exchange for potential long-term growth.

DOMESTIC EQUITY VALUE FUND

  ING's Value Opportunity Fund seeks growth of capital.

  The Fund may suit you if you:


  - are investing for the long-term -- at least several years; and

  - are willing to accept risk in exchange for long-term growth of capital.

DOMESTIC EQUITY AND INCOME FUNDS

  ING's Domestic Equity and Income Funds seek income and growth of capital.

  They may suit you if you:


  - want regular income and capital appreciation; and

  - are looking for growth potential, but don't feel comfortable with the level of risk associated with the Domestic Equity Growth, Domestic Equity Index or Domestic Equity Value Funds.

FIXED INCOME FUNDS

  The Bond and Government Funds may suit you if you:


  - want greater income potential than a money market fund; and

  - are willing to accept more risk than a money market fund.


  ING's Aeltus Money Market Fund may suit you if you:


  - seek high current return, consistent with the preservation of capital and liquidity.

GENERATION FUNDS

  ING's Generation Funds are asset allocation portfolios that have been designed for investors with different investment goals. They generally seek capital appreciation and/or total return.

  They may suit you if you:

  - are investing for the long-term -- at least five years.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Introduction to the ING Funds       1

FUNDS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of each Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objective, strategies and risks, which begin on page 4.


                  FUND                                                   INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
INTERNATIONAL     International Growth Fund                              Long-term capital growth
FUND              Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          Growth Fund                                            Growth of capital
EQUITY GROWTH     Adviser: ING Investments, LLC
FUNDS             Sub-Adviser: Aeltus Investment Management, Inc.

                  Small Company Fund                                     Growth of capital
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Technology Fund                                        Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: AIC Asset Management, LLC


DOMESTIC          Index Plus LargeCap Fund                               Outperform the total return
EQUITY INDEX      Adviser: ING Investments, LLC                          performance of the Standard &
FUNDS             Sub-Adviser: Aeltus Investment Management, Inc.        Poor's 500 Composite Stock
                                                                         Price Index (S&P 500 Index),
                                                                         while maintaining a market
                                                                         level of risk

                  Index Plus MidCap Fund                                 Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's MidCap 400 Index (S&P
                                                                         400 Index), while maintaining
                                                                         a market level of risk

                  Index Plus SmallCap Fund                               Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's SmallCap 600 Index (S&P
                                                                         600 Index), while maintaining
                                                                         a market level of risk


DOMESTIC          Value Opportunity Fund                                 Growth of capital
EQUITY VALUE      Adviser: ING Investments, LLC
FUND              Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          Balanced Fund                                          Maximize total return with
EQUITY AND        Adviser: ING Investments, LLC                          reasonable safety of principal
INCOME FUNDS      Sub-Adviser: Aeltus Investment Management, Inc.

                  Growth and Income Fund                                 Long-term capital growth and
                  Adviser: ING Investments, LLC                          income
                  Sub-Adviser: Aeltus Investment Management, Inc.


FIXED INCOME      Bond Fund                                              Provide as high a level of
FUNDS             Adviser: ING Investments, LLC                          total return as is consistent
                  Sub-Adviser: Aeltus Investment Management, Inc.        with reasonable risk


                  ING Government Fund                                    Provide income consistent with
                  Adviser: ING Investments, LLC                          the preservation of capital
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Aeltus Money Market Fund                               Provide high current return
                  Adviser: ING Investments, LLC                          consistent with the
                  Sub-Adviser: Aeltus Investment Management, Inc.        preservation of capital and
                                                                         liquidity


GENERATION        Ascent Fund                                            Capital appreciation
FUNDS             Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Crossroads Fund                                        Provide total return (i.e.,
                  Adviser: ING Investments, LLC                          income and capital
                  Sub-Adviser: Aeltus Investment Management, Inc.        appreciation, both realized
                                                                         and unrealized)

                  Legacy Fund                                            Provide total return
                  Adviser: ING Investments, LLC                          consistent with preservation
                  Sub-Adviser: Aeltus Investment Management, Inc.        of capital


 2      Funds at a Glance

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Common stocks principally traded in countries             Price volatility and other risks that accompany an
outside of the U.S.                                       investment in foreign equities. Sensitive to currency
                                                          exchange rates, international political and economic
                                                          conditions and other risks that affect foreign securities.


Equity securities of large U.S. companies.                Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities of small-sized U.S. companies.          Price volatility and other risks that accompany an
                                                          investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during period of economic uncertainty.


Equity securities of companies in the information         Price volatility and other risks that accompany an
technology sector.                                        investment in equity securities and maintaining a
                                                          non-diversified portfolio focusing on companies engaged in information technology sector.


Equity securities included in the S&P 500 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 400 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 600 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to be undervalued.                                        investment in equity securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to offer above-average growth potential.                  investment in equity securities.


Investment grade debt securities with a minimum           Credit, interest rate, repayment and other risks that
average portfolio quality being investment grade,         accompany an investment in fixed income securities. May be
and dollar weighted average maturity generally            sensitive to credit risk during economic downturns.
ranging between five and ten years.


Securities issued or guaranteed as to the timely          Credit, interest rate, repayment and other risks that
payment of principal and interest by the U.S.             accompany an investment in government bonds and mortgage
Government, its agencies or instrumentalities.            related investments. Generally has less credit risk than
                                                          other income funds.


High quality money market instruments.                    Credit, interest rate, repayment and other risks that
                                                          accompany an investment in U.S. dollar-denominated
                                                          short-term securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Funds at a Glance       3

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INTERNATIONAL GROWTH FUND                 Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. International Growth will not target any given level of current income.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, International Growth invests at least 65% of its total assets in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.

In managing International Growth, Aeltus looks to:

- Diversify the Fund's portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value.

- Allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates.

- Invest primarily in established foreign securities markets, although it may invest in emerging markets as well.

- Use internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. Aeltus analyzes cash flows, earnings and dividends of each company, in an attempt to select companies with long-term sustainable growth characteristics.

  The Fund may employ currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money
on an investment in the
Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in International Growth are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks of foreign investing include:

- Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts.

- Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable.

- Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

- Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries.

- Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.

 4      ING International Growth Fund

                                                   ING INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992       1993       1994       1995       1996       1997       1998       1999       2000       2001
  ----      -------    -------    -------    -------    -------    -------    -------    -------    -------
                                     6.27%     22.27%     14.94%     17.87%     51.68%    -21.71%    -26.02

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:

                            4th quarter 1999: 31.72%


                           3rd quarter 2001: -21.28%

             Fund's year-to-date total return as of June 30, 2002:

                                    -11.98%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International -- Europe, Australia and Far East Index (MSCI EAFE Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   -30.28           2.33                  5.18
Class A Return After Taxes on Distributions(2)                  %   -30.28          -1.22                  2.64
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %   -18.44           0.97                  3.42
Class B Return Before Taxes(3)                                  %   -30.13           2.71                  5.41
Class C Return Before Taxes(4)                                  %   -27.27           2.98                  5.39
MSCI EAFE Index (reflects no deduction for fees, expenses or
taxes)(5)                                                       %   -21.21           1.17                  4.76(6)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 3, 1992), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.


(2) Reflects deduction of sales charge of 5.75%.


(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.


(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(6) The MSCI EAFE Index return is for the period beginning January 3, 1992 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING International Growth Fund       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GROWTH FUND                               Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Growth invests at least 65% of its total assets in common stocks and securities convertible into common stock.

In managing Growth, Aeltus:

- Emphasizes stocks of larger companies, although Growth may invest in companies of any size.

- Uses internally developed quantitative computer models to evaluate the financial characteristics (for example, earnings growth consistency, earnings momentum, and price/ free cash flow ratio) of approximately 1,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates, but whose perceived value is not reflected in the stock price.

- Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Growth are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

 6      ING Growth Fund

                                                                 ING GROWTH FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                  The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993    1994    1995    1996    1997    1998    1999     2000     2001
  -----   -----   -----   -----   -----   -----   -----   -----   ------   ------
                          33.38   21.26   21.88   37.51   34.71   -12.83   -27.53

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:

                            4th quarter 1998: 23.26%


                           1st quarter 2001: -23.66%

             Fund's year-to-date total return as of June 30, 2002:

                                    -17.16%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                5 YEARS               10 YEARS
                                                                  1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                 %  -31.68          6.10                  10.86
Class A Return After Taxes on Distributions(2)                 %  -31.68          3.52                   8.19
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                      %  -19.29          4.41                   8.23
Class B Return Before Taxes(3)                                 %  -31.73          6.35                  11.11
Class C Return Before Taxes(4)                                 %  -28.83          6.67                  11.11
Russell 1000 Growth Index (reflects no deduction for fees,
expenses or taxes)(5)                                          %  -20.42          8.27                  12.58(6)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 4, 1994), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.


(2) Reflects deduction of sales charge of 5.75%.


(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.


(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

(6) The Russell 1000 Growth Index return is for the period beginning January 4, 1994 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                         ING Growth Fund       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING SMALL COMPANY FUND                        Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Small Company invests at least 80% of its assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as:

- The 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization).

- All companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index.

- Companies with market capitalizations lower than any companies included in the first two categories.

In managing Small Company, Aeltus:

- Invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value.

- Uses internally developed quantitative computer models to evaluate financial characteristics (for example, changes in earnings, earnings estimates and price momentum) of over 2,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price.

- Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

- May invest, to a limited extent, in foreign stocks.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Small Company are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.

- When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

- Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 8      ING Small Company Fund

                                                          ING SMALL COMPANY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1992     1993     1994     1995     1996     1997     1998     1999     2000    2001
----     -----    -----    -----    -----    -----    -----    -----    ----    ----
                           47.11    12.79    32.26     1.12    30.59    7.44    3.51

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:

                            1st quarter 2000: 28.46%


                           3rd quarter 1998: -18.27%

             Fund's year-to-date total return as of June 30, 2002:

                                     -7.44%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   -2.44           12.86                  14.99
Class A Return After Taxes on Distributions(2)                  %   -2.48            9.64                  11.31
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %   -1.49            8.99                  10.68
Class B Return Before Taxes(3)                                  %   -2.24           13.20                  15.25
Class C Return Before Taxes(4)                                  %    1.70           13.43                  15.25
Russell 2000 Index (reflects no deduction for fees, expenses
or taxes)(5)                                                    %    2.49            7.52                   9.79(6)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 4, 1994), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.


(2) Reflects deduction of sales charge of 5.75%.


(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.


(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.

(6) The Russell 2000 Index return is for the period beginning January 4, 1994 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING Small Company Fund       9

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING TECHNOLOGY FUND                                    AIC Asset Management, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Technology invests at least 80% of its assets in common stocks and securities convertible into common stock of companies in the information technology sector.



Companies in the information technology sector include companies that AIC Asset Management, LLC (AIC) considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by this sector:


- Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.

- Telecommunications products and services.

- Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.

- Data processing products and services.

- Financial services companies that collect or disseminate market, economic, and financial information.

- Internet companies and other companies engaged in, or providing products or services for, e-commerce.

AIC considers a company to be principally engaged in the information technology industries if at the time of investment at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. AIC will also consider a company to be principally engaged in the information technology industries if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

In selecting stocks for Technology, AIC looks at a company's valuation relative to its potential long-term growth rate. AIC may look to see whether a company offers a new or improved product, service, or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. Technology may sell a security if AIC determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if AIC believes that another investment offers a better opportunity.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Technology are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.


Because Technology's investments are concentrated in the information technology sector, Technology may be subject to more abrupt swings in value than a fund which invests in a broader range of industries.


Investments in information technology companies may be highly volatile. Changes in their prices may reflect changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of information technology investments generally.

Technology may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

 10      ING Technology Fund

                                                             ING TECHNOLOGY FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                  The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




  1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
  -----   -----   -----   -----   -----   -----   -----   -----   ----   ------
                                                                         -24.92

(1) This figure is for the year ended December 31, 2001. The figure does not reflect sales charges and would be lower if it did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser. Formerly, Aeltus Investment Management, Inc. served as the investment adviser. Despite the change in investment adviser, AIC Asset Management, LLC has served as Sub-Adviser since the Fund commenced operations.

            Best and worst quarterly performance during this period:

                           4th quarter 2001:  39.14%


                           3rd quarter 2001: -34.86%

             Fund's year-to-date total return as of June 30, 2002:

                                    -29.01%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Goldman Sachs Technology Industry Composite Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %   -29.24           -36.91                  N/A
Class A Return After Taxes on Distributions(2)                  %   -29.24           -36.91                  N/A
Class A Return After Taxes on Distributions and Sale of Fund
 Shares(2)                                                      %   -17.81           -28.26                  N/A
Class B Return Before Taxes(3)                                  %   -29.26           -36.73                  N/A
Class C Return Before Taxes(4)                                  %   -26.12           -35.23                  N/A
Goldman Sachs Technology Industry Composite Index (reflects
no deduction
for fees, expenses or taxes)(5)                                 %   -28.69           -38.48(6)               N/A

(1) Class A, Class B and Class C shares commenced operations on March 1, 2000.

(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 4%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

(6) The Goldman Sachs Technology Industry Composite Index return is for the period beginning March 1, 2000 (inception date of Class A, B and C).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    ING Technology Fund       11

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS LARGECAP FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Index Plus LargeCap invests at least 80% of its assets in stocks included in the S&P 500. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing Index Plus LargeCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 500 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. Stocks that Aeltus believes are likely to match the performance of the S&P 500 are generally invested in proportion to their representation in the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in Index Plus LargeCap between 400 and 450 of the stocks included in the S&P 500. Although the Fund will not hold all the stocks in the S&P 500, Aeltus expects that there will be a close correlation between the performance of Index Plus LargeCap and that of the S&P 500 in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, divided yield, volatility) which approximate those of the S&P 500.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Index Plus LargeCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

 12      ING Index Plus LargeCap Fund

                                                    ING INDEX PLUS LARGECAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




1992    1993     1994     1995     1996     1997     1998     1999     2000      2001
----    -----    -----    -----    -----    -----    -----    -----    -----    ------
                                                     32.12    24.28    -9.72    -14.22

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:

                            4th quarter 1998: 22.40%


                           3rd quarter 2001: -13.86%

             Fund's year-to-date total return as of June 30, 2002:

                                    -12.72%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   -16.79           10.41                  10.02
Class A Return After Taxes on Distributions(2)                  %   -16.99            9.29                   8.91
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %   -10.22            7.99                   7.67
Class B Return Before Taxes(3)                                  %   -19.15           10.09                   9.83
Class C Return Before Taxes(4)                                  %   -15.35           10.63                  10.23
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(5)                                                       %   -11.88           10.70                  10.61(6)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on February 3, 1997, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date December 10, 1996), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.


(2) Reflects deduction of sales charge of 3.00%.

(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) The S&P 500 Index return is for the period beginning December 10, 1996 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Index Plus LargeCap Fund       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS MIDCAP FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Index Plus MidCap invests at least 80% of its assets in stocks included in the S&P 400. The S&P 400 is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.


In managing Index Plus MidCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 400 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P 400, Aeltus expects that there will be a close correlation between the performance of Index Plus MidCap and that of the S&P 400 in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 400.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Index Plus MidCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies.

The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

 14      ING Index Plus MidCap Fund

                                                      ING INDEX PLUS MIDCAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]




  1992     1993     1994     1995     1996     1997     1998     1999     2000     2001
  -----    -----    -----    -----    -----    -----    -----    -----    -----    -----
                                                                 15.38    19.59    -1.86


(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.



            Best and worst quarterly performance during this period:

                            4th quarter 1999: 18.76%
                           3rd quarter 2001: -13.78%
             Fund's year-to-date total return as of June 30, 2002:
                                     -1.31%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %  -4.83            13.15                    N/A
Class A Return After Taxes on Distributions(2)                  %  -4.91            10.18                    N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %  -2.94             9.41                    N/A
Class B Return Before Taxes(3)                                  %  -7.52            12.61                    N/A
Class C Return Before Taxes(4)                                  %  -3.15            13.45                    N/A
S&P MidCap 400 Index (reflects no deduction for fees,
expenses or taxes)(5)                                           %  -0.61            12.67(6)                 N/A


(1) Class A, Class B and Class C commenced operations on February 3, 1998, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class B and Class C inception dates, the performance is calculated using the performance of Class I shares (inception date February 3, 1998), and deducting the fees and expenses of the Class B shares and Class C shares, respectively.


(2) Reflects deduction of sales charge of 3.00%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(6) The S&P MidCap 400 Index return is for the period beginning February 3, 1998 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Index Plus MidCap Fund       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS SMALLCAP FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 (S&P 600), while maintaining a market level of risk.


INVESTMENT STRATEGIES


[COMPASS GRAPHIC]

Index Plus SmallCap invests at least 80% of its assets in stocks included in the S&P 600. The S&P 600 is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing Index Plus SmallCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 600 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P 600, Aeltus expects that there will be a close correlation between the performance of Index Plus SmallCap and that of the S&P 600 in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 600.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Index Plus SmallCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.

- When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Finally, the success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

 16      ING Index Plus SmallCap Fund

                                                    ING INDEX PLUS SMALLCAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




        1992     1993     1994     1995     1996     1997     1998     1999     2000     2001
        -----    -----    -----    -----    -----    -----    -----    ----     -----    -----
                                                                        9.94%    7.58%    2.97

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:

                            4th quarter 2001: 17.77%


                           3rd quarter 2001: -15.02%

             Fund's year-to-date total return as of June 30, 2002:

                                     0.74%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's SmallCap 600 Index (S&P 600 Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %    -0.08             4.29                  N/A
Class A Return After Taxes on Distributions(2)                  %    -0.08             4.27                  N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %    -0.05             3.46                  N/A
Class B Return Before Taxes(3)                                  %    -2.85             3.60                  N/A
Class C Return Before Taxes(4)                                  %    -1.65             4.56                  N/A
S&P SmallCap 600 Index (reflects no deduction for fees,
expenses or taxes)(5)                                           %     6.54             7.58(6)               N/A


(1) Class A, Class B and Class C commenced operations on February 3, 1998, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class B and Class C inception dates, the performance is calculated using the performance of Class I shares (inception date February 3, 1998), and deducting the fees and expenses of the Class B shares and Class C shares, respectively.


(2) Reflects deduction of sales charge of 3.00%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.


(5) The S&P 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of approximately $900 million.



(6) The S&P 600 Index return is for the period beginning February 3, 1998 (inception date of Class I).


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Index Plus SmallCap Fund       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VALUE OPPORTUNITY FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Value Opportunity invests at least 65% of its total assets in common stocks and securities convertible into common stock. In managing Value Opportunity, Aeltus tends to invest in larger companies it believes are trading below their perceived value, although it may invest in companies of any size. Aeltus believes that Value Opportunity's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. In searching for investments, Aeltus evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. Aeltus looks to sell a security when company business fundamentals deteriorate or when price objectives are reached.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Value Opportunity are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

 18      ING Value Opportunity Fund

                                                      ING VALUE OPPORTUNITY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]




1992     1993     1994     1995     1996     1997     1998     1999     2000     2001
-----    -----    -----    -----    -----    -----    -----    -----    ----    ------
                                                               19.29    8.24    -10.41

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:

                            4th quarter 1999: 16.31%


                           3rd quarter 2001: -15.92%

             Fund's year-to-date total return as of June 30, 2002:

                                    -10.61%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class A Return Before Taxes(2)                                  %   -15.58             6.53                  N/A
Class A Return After Taxes on Distributions(2)                  %   -15.58             4.93                  N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %    -9.49             4.93                  N/A
Class B Return Before Taxes(3)                                  %   -15.46             6.71                  N/A
Class C Return Before Taxes(4)                                  %   -11.87             7.35                  N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %   -11.88             5.49(6)               N/A


(1) Class A, Class B and Class C shares commenced operations on February 2, 1998, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares (inception date February 2, 1998), and deducting the fees and expenses of the Class B and Class C shares, respectively.


(2) Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) The S&P 500 Index return is for the period beginning February 2, 1998 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Value Opportunity Fund       19

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING BALANCED FUND                             Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Balanced allocates its assets between the following asset classes:

- equities, such as common and preferred stocks;

- debt, such as bonds, mortgage-related and other asset-backed securities;

- U.S. Government securities; and

- money market instruments.

Aeltus typically maintains approximately 60% of Balanced's total assets in equities and approximately 40% of its total assets in debt (including money market instruments), although those percentages may vary from time to time depending on Aeltus' view of the relative attractiveness of each asset class. In making asset allocation decisions, Aeltus uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, Aeltus uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. Aeltus generally does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Fund's portfolio.

In managing the equity component of Balanced, Aeltus typically emphasizes investment in stocks of larger companies, although it may invest in stocks of smaller companies and stocks of foreign issuers.

In managing the debt component of Balanced, Aeltus looks to select investments with the opportunity to enhance the portfolio's yield and total return, focusing on performance over the long term. The Fund may invest up to 15% of its total assets in high-yield instruments. High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by Aeltus to be of comparable quality. Aeltus may also invest in foreign debt securities.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Balanced are those generally attributable to stock and bond investing. The success of the Fund's strategy depends on Aeltus' skill in allocating Fund assets between equities and debt and in choosing investments within those categories. Because the Fund's assets are allocated between equities and fixed income securities, Balanced may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

The Fund's fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. In either case, the price of Fund shares may fall. High-yield instruments are even more sensitive to economic and market conditions than other fixed income instruments.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 20      ING Balanced Fund

                                                               ING BALANCED FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




  1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
  -----   -----   -----   ----    -----   -----   -----   -----   -----   ----
                          25.00   14.49   20.09   16.26   12.05   -1.34   -4.83


(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.



            Best and worst quarterly performance during this period:

                            4th quarter 1998: 12.73%
                           3rd quarter 2001:  -7.61%
             Fund's year-to-date total return as of June 30, 2002:
                                     -5.88%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index and the Lehman Brothers Aggregate Bond Index (LBAB Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   -10.28           6.72                   8.35
Class A Return After Taxes on Distributions(2)                  %   -10.94           4.07                   6.22
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %    -6.26           4.56                   6.12
Class B Return Before Taxes(3)                                  %   -10.26           6.99                   8.52
Class C Return Before Taxes(4)                                  %    -6.51           7.29                   8.52
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %   -11.88          10.70                  12.94(6)
LBAB Index (reflects no deduction for fees, expenses or
  taxes)(7)                                                     %     8.44           7.43                   7.23(8)
Composite Index (reflects no deduction for fees, expenses or
  taxes)(9)                                                     %    -3.71           9.81                  10.88(9)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 3, 1992), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.


(2) Reflects deduction of sales charge of 5.75%.


(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.


(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) The S&P 500 Index return is for the period beginning January 3, 1992 (inception date of Class I).


(7) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.



(8) The LBAB Index return is for the period beginning January 3, 1992 (inception date of Class I).



(9) The Composite Index consists of 60% S&P 500 Index and 40% LBAB Index.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      ING Balanced Fund       21

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GROWTH AND INCOME FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term growth of capital and income through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stock believed to offer above-average growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Growth and Income invests at least 65% of its total assets in common stocks that Aeltus believes have significant potential for capital appreciation or income growth, or both.

In managing Growth and Income, Aeltus:

- Emphasizes stocks of larger companies.

- Looks to invest the Fund's assets in stocks of small and medium-sized companies and stocks of foreign issuers, depending upon market conditions.

- Combines internally developed quantitative computer models with a qualitative overlay to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, Aeltus attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Growth and Income are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Although Aeltus emphasizes large cap stocks, to the extent the Fund is diversified across asset classes, it may not perform as well as less diversified funds when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 22      ING Growth and Income Fund

                                                      ING GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




  1992    1993    1994    1995    1996    1997    1998    1999     2000    2001
  -----   -----   -----   -----   -----   -----   -----   -----   ------   -----
                          30.75   26.79   30.57   14.58   17.62   -11.65   -18.81

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:

                           4th quarter 1998:  19.30%


                            1st quarter 2001: -16.02%

             Fund's year-to-date total return as of June 30, 2002:

                                    -12.51%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %  -23.49          3.53                   8.26
Class A Return After Taxes on Distributions(2)                  %  -23.53          0.35                   5.74
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %  -14.30          2.17                   6.16
Class B Return Before Taxes(3)                                  %  -23.48          3.75                   8.38
Class C Return Before Taxes(4)                                  %  -20.26          4.09                   8.39
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %  -11.88         10.70                  12.94(6)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 3, 1992), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.


(2) Reflects deduction of sales charge of 5.75%.


(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.


(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6) The S&P 500 Index return is for the period beginning January 3, 1992 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Growth and Income Fund       23

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING BOND FUND                                 Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide as high a level of total return as is consistent with reasonable risk, primarily through investment in a diversified portfolio of investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Bond invests at least 80% of its assets in:

- High-grade corporate bonds,

- Mortgage-related and other asset-backed securities, and

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

High-grade securities are rated at least A by S&P or Moody's, or if unrated, considered by Aeltus to be of comparable quality. The Fund may also invest up to 15% of its total assets in high-yield instruments, and up to 25% of its total assets in foreign debt securities. The Fund may invest in zero coupon securities.

In managing ING Bond Fund, Aeltus:

- Looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high quality portfolio by selecting investments with the opportunity to enhance the portfolio's overall total return and yield, while managing volatility.

- Uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in ING Bond Fund are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 24      ING Bond Fund

                                                                   ING BOND FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                             [TOTAL RETURNS GRAPH]




  1992    1993    1994    1995    1996    1997    1998    1999    2000   2001
  -----   -----   -----   ----    -----   -----   -----   -----   ----   ----
                          16.26    2.46    7.19    8.09   -1.00   9.21   8.36

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:


                            2nd quarter 1995:  5.57%


                            1st  quarter 1996: -1.76%


             Fund's year-to-date total return as of June 30, 2002:


                                     2.59%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance - the Lehman Brothers Aggregate Bond Index (LBAB Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   3.19           5.27                  5.59
Class A Return After Taxes on Distributions(2)                  %   0.44           2.96                  3.78
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %   1.91           3.04                  3.61
Class B Return Before Taxes(3)                                  %   2.63           5.28                  5.63
Class C Return Before Taxes(4)                                  %   6.52           5.59                  5.62
LBAB Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %   8.44           7.43                  7.23(6)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date (January 3, 1992), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.


(2) Reflects deduction of sales charge of 4.75%.


(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.


(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset Backed Securities Index.

(6) The LBAB Index return is for the period beginning January 3, 1992 (inception date of Class I).

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                          ING Bond Fund       25

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GOVERNMENT FUND                           Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide income consistent with the preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, ING Government invests at least 80% of its assets in U.S. Government securities. U.S. Government securities include securities issued by the U.S. Treasury, individual government agencies and certain organizations created through federal legislation. Securities issued by the U.S. Treasury are backed by the full faith and credit of the federal government, the strongest form of credit backing in the United States Securities issued by individual agencies and organizations may be backed by the full faith and credit of the federal government as to principal or interest but are not direct obligations of the U.S. Treasury. Government securities also include certain mortgage-related securities that are sponsored by a U.S. Government agency or organization and are not direct obligations of the U.S. Government.

In managing ING Government Aeltus:

- Looks to construct an intermediate-term, high-quality portfolio by selecting investments with the potential to enhance the portfolio's overall yield and total return.

- Uses quantitative computer models to identify attractive investments within the U.S. Government securities markets. As a result, ING Government Fund may, at times, emphasize one type of U.S. Government security rather than another.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in ING Government are those generally attributable to bond investing, including increases in interest rates. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

In addition to being sensitive to changes in interest rates, the prices of mortgage-related securities also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

 26      ING Government Fund

                                                             ING GOVERNMENT FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                         [INVESTMENT PERFORMANCE CHART]




  1992    1993    1994    1995    1996    1997    1998    1999     2000    2001
  -----   -----   -----   ----    -----   -----   -----   -----   ------   -----
                          15.12    1.44    8.59    7.47   -0.62    10.14    6.73

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.



            Best and worst quarterly performance during this period:

                      2nd quarter  1995:  4.97%
                      1st quarter  1996: -1.99%


             Fund's year-to-date total return as of June 30, 2002:

                                     3.02%




                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Intermediate Government Bond Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %   1.62           5.36                  5.01
Class A Return After Taxes on Distributions(2)                  %  -0.49           3.26                  2.90
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %   1.03           3.23                  2.93
Class B Return Before Taxes(3)                                  %   0.95           5.36                  5.11
Class C Return Before Taxes(4)                                  %   4.88           5.70                  5.12
Lehman Brothers Intermediate Government Bond Index (reflects
no deduction for fees, expenses or taxes)(5)                    %   8.42           7.06                  6.46(6)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 4, 1994), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.


(2) Reflects deduction of sales charge of 4.75%.


(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.


(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.


(5) The Lehman Brothers Intermediate Government Bond Index an unmanaged index that includes those bonds found in the Lehman Brothers Government Bond Index that have a maturity of one to 9.99 years.


(6) The Lehman Brothers Intermediate Government Bond Index return is for the period beginning January 4, 1994 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    ING Government Fund       27

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING AELTUS MONEY MARKET FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Money Market invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by Aeltus to be of comparable quality. Aeltus seeks to maintain a dollar-weighted average portfolio maturity of 90 days or less.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Although Money Market seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Money Market. An investment in Money Market is not insured or guaranteed by the FDIC or any other government agency. A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and therefore the value and yield of Money Market's shares. Risks also include adverse changes in the actual or perceived creditworthiness of issuers and adverse changes in the economic or political environment.

 28      ING Aeltus Money Market Fund

                                                    ING AELTUS MONEY MARKET FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                       [INVESTMENT PERFORMANCE BAR CHART]




                                             1992     1993     1994     1995     1996     1997    1998    1999     2000     2001
                                             -----    -----    -----    -----    -----    ----    ----    -----    -----    -----
                                                                         5.99     5.41    5.45    5.32     4.98     6.07     3.85


(1) These figures are for the year ended December 31 of each year.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:

                            4th quarter 2000: 1.56%


                            4th quarter 2001: 0.56%

             Fund's year-to-date total return as of June 30, 2002:

                                     0.59%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Money Fund Report Averages(TM)/All Taxable Index.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A                                                         %    3.85           5.13                  4.86
Class B(2)                                                      %   -2.17           3.74                  3.83
Class C                                                         %    3.85           5.13                  4.86
Money Fund Report Averages(TM)/ All Taxable Index (reflects
no deduction for fees, expenses or taxes)(3)                    %    3.60           4.75                  4.36(4)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on April 15, 1994, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date (April 15, 1994), Class A performance is calculated using the performance of Class I shares (inception date January 3, 1992), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.



(2) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.


(3) The Money Fund Report Averages(TM)/All Taxable Index (formerly IBC Money Fund Average/All Taxable Index) is an average of the returns of more than 250 money market mutual funds surveyed each month by iMoneyNet, Inc.

(4) The Money Fund Report Average(TM)/All Taxable Index return is for the period beginning January 3, 1992 (inception date of Class I).

      To obtain current yield information, please contact 1-800-992-0180.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Aeltus Money Market Fund       29

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GENERATION FUNDS                          Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------

ING ASCENT FUND

ING CROSSROADS FUND

ING LEGACY FUND

OBJECTIVES
Ascent seeks to provide capital appreciation.

Crossroads seek to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Legacy seeks to provide total return consistent with preservation of capital.

INVESTMENT STRATEGIES
Ascent, Crossroads and Legacy are asset allocation funds that have been designed for investors with different investment goals:

- Ascent is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.
- Crossroads is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.
- Legacy is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.

Under normal market conditions, Aeltus allocates the assets of each Generation Fund, in varying degrees, among several classes of equities, fixed-income securities (including up to 15% of the total value of each Fund's assets in high-yield instruments) and money market instruments. To remain consistent with each Generation Fund's investment objective and intended level of risk tolerance, Aeltus has instituted both a benchmark percentage allocation and a Fund level range allocation for each asset class. The benchmark percentage for each asset class assumes neutral market and economic conditions. The Fund level range allows Aeltus to vary the weightings of each asset class in each Fund to take advantage of opportunities as market and economic conditions change.

The Generation Funds' benchmarks and ranges are described on the following page. The asset allocation limits apply at the time of purchase of a particular security.

Each Generation Fund's asset allocation may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Aeltus may vary each Generation Fund's asset allocation within a given asset class to the full extent of the permissible range. Among the criteria Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual portfolio securities, Aeltus considers such factors as:

- Expected dividend yields and growth rates.
- Bond yields.
- Current relative value compared to historic averages.

RISKS
You could lose money on an investment in the Funds. The Funds may be affected by the following risks, among others:

The success of each Generation Fund's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes.

In addition, each asset type has risks that are somewhat unique, as described below. The performance of each Generation Fund will be affected by these risks to a greater or lesser extent depending on the size of the allocation. The principal risks of investing in each Generation Fund are those generally attributable to stock and bond investing.

For stock investments, those risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

The risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building.

For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. The value of high-yield bonds is even more sensitive to economic and market conditions than other bonds.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 30      ING Generation Funds

                                                            ING GENERATION FUNDS

--------------------------------------------------------------------------------

     ASSET CLASS
                                              ASCENT            CROSSROADS(1)     LEGACY(2)         COMPARATIVE INDEX
     EQUITIES
     LARGE CAPITALIZATION STOCKS
     Range                                    0-70%             0-50%             0-30%             S&P 500 Index
     Benchmark                                35%               25%               15%
     SMALL-/MID-CAPITALIZATION STOCKS
     Range                                    0-40%             0-30%             0-20%             Russell 2500 Index
     Benchmark                                20%               15%               10%
     INTERNATIONAL STOCKS
     Range                                    0-40%             0-30%             0-20%             Morgan Stanley Capital
     Benchmark                                20%               15%               10%               International Europe, Australia
                                                                                                    and Far East Index
     REAL ESTATE STOCKS
     Range                                    0-10%             0-10%             0-10%             National Association of
     Benchmark                                5%                5%                5%                Real Estate Investment Trusts
                                                                                                    Equity Index
     FIXED INCOME
     U.S. DOLLAR BONDS
     Range                                    0-30%             0-60%             0-90%             Salomon Brothers Broad
     Benchmark                                15%               30%               45%               Investment Grade Index
     INTERNATIONAL BONDS
     Range                                    0-10%             0-10%             0-10%             Salomon Brothers Non-U.S.
     Benchmark                                5%                5%                5%                World Government Bond Index
     MONEY MARKET INSTRUMENTS
     Range                                    0-30%             0-30%             0-30%             91-Day U.S. Treasury Bill Rate
     Benchmark                                0%                5%                10%




See page 35 for a description of each composite index.



(1)Crossroads will invest no more than 60% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.



(2)Legacy will invest no more than 35% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   ING Generation Funds       31

ING ASCENT FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                       [INVESTMENT PERFORMANCE BAR CHART]




                                            1992     1993     1994     1995     1996     1997    1998    1999     2000      2001
                                            -----    -----    -----    -----    -----    ----    ----    -----    -----    ------
                                                                                                 4.28    14.55    -2.56    -12.31

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:




                4th quarter 1999:  10.44%
                3rd quarter 2001:  -13.46%


             Fund's year-to-date total return as of June 30, 2002:

                                     -4.08%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 3000 Index and the Ascent Composite. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %  -17.36      2.70                  8.01
Class A Return After Taxes on Distributions(2)                  %  -17.78      0.22                  6.14
Class A Return After Taxes on Distributions and Sale of Fund
Shares(2)                                                       %  -10.58      1.26                  5.94
Class B Return Before Taxes(3)                                  %  -17.24      2.86                  8.32
Class C Return Before Taxes(4)                                  %  -13.80      3.21                  8.32
Russell 3000 Index (reflects no deduction for fees, expenses
or taxes)(5)                                                    %  -11.46      10.14                 15.25(6)
Ascent Composite (reflects no deduction for fees, expenses
or taxes)(7)                                                    %  -6.50       7.96                  11.46(8)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on January 20, 1997, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 4, 1995), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.


(2) Reflects deduction of sales charge of 5.75%.


(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.


(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(6) The Russell 3000 Index return is for the period beginning January 4, 1995 (inception date of Class I).


(7) The Ascent Composite is comprised of the asset class indices listed on page 35 in weights that correspond to the particular benchmark weights applicable to Ascent. However, the Composite performance information for Ascent prior to March 1, 2000 is based on benchmark weights that were in effect at that time. Only the following asset class benchmarks were changed as of March 1, 2000. The benchmarks for large capitalization stocks, real estate stocks, U.S. Dollar bonds and international bonds were 20%, 20%, 10% and 10%, respectively. The composite benchmark may serve as a better comparison for the Fund because it is more representative of the actual securities and allocations of the Fund.


(8) The Ascent Composite return is for the period beginning January 4, 1995 (inception date of Class I).

 32      ING Ascent Fund

                                                             ING CROSSROADS FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                       [INVESTMENT PERFORMANCE BAR CHART]




                                               1992     1993     1994     1995     1996     1997    1998    1999    2000    2001
                                               -----    -----    -----    -----    -----    ----    ----    ----    ----    -----
                                                                                                    6.12    7.16    3.45    -7.71

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:




                4th quarter 1998:  7.48%
                3rd quarter 2001:  -10.35%


             Fund's year-to-date total return as of June 30, 2002:

                                     -2.65%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 3000 Index and the Crossroads Composite. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %  -13.03          2.73                   7.13
Class A Return After Taxes on Distributions(2)                  %  -13.72          0.63                   5.56
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %   -7.94          1.36                   5.25
Class B Return Before Taxes(3)                                  %  -12.95          2.91                   7.45
Class C Return Before Taxes(4)                                  %   -9.29          3.26                   7.45
Russell 3000 Index (reflects no deduction for fees, expenses
or taxes)(5)                                                    %  -11.46         10.14                  15.25(6)
Crossroads Composite (reflects no deduction for fees,
  expenses or taxes)(7)                                         %   -2.74          7.75                  10.55(8)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on January 20, 1997, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 4, 1995), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.


(2) Reflects deduction of sales charge of 5.75%.


(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.


(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(6) The Russell 3000 Index return is for the period beginning January 4, 1995 (inception date of Class I).


(7) The Crossroads Composite is comprised of the asset class indices listed on page 35 in weights that correspond to the particular benchmark weights applicable to Crossroads. However, the Composite performance information for Crossroads prior to March 1, 2000 is based on benchmark weights that were in effect at that time. Only the following asset class benchmarks were changed as of March 1, 2000. The benchmarks for large capitalization stocks, real estate stocks, U.S. Dollar bonds and international bonds were 15%, 15%, 25% and 10%, respectively. The composite benchmark may serve as a better comparison for the Fund because it is more representative of the actual securities of the Fund.


(8) The Crossroads Composite return is for the period beginning January 4, 1995 (inception date of Class I).

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                    ING Crossroads Fund       33

ING LEGACY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

                       [INVESTMENT PERFORMANCE BAR CHART]




                                               1992     1993     1994     1995     1996     1997    1998    1999    2000    2001
                                               -----    -----    -----    -----    -----    ----    ----    ----    ----    -----
                                                                                                    6.12    7.16    3.45    -3.02

(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:

                            4th quarter 1998:  5.82%
                            3rd quarter 2001: -5.95%
             Fund's year-to-date total return as of June 30, 2002:
                                     -1.04%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Salomon Brothers Broad Investment-Grade Bond Index (Saly BIG Index) and the Legacy Composite. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


After-tax returns are shown for Class A only. After-tax returns for other Classes will vary.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class A Return Before Taxes(2)                                  %  -8.60           3.75                  7.06
Class A Return After Taxes on Distributions(2)                  %  -9.95           1.30                  5.24
Class A Return After Taxes on Distributions and Sale of Fund
  Shares(2)                                                     %  -5.24           1.97                  5.03
Class B Return Before Taxes(3)                                  %  -8.39           3.96                  7.39
Class C Return Before Taxes(4)                                  %  -4.69           4.27                  7.36
Saly BIG Index (reflects no deduction for fees, expenses or
  taxes)(5)                                                     %   8.51           7.43                  8.40(6)
Legacy Composite (reflects no deduction for fees, expenses
  or taxes)(7)                                                  %   1.00           7.41                  9.55(8)


(1) On February 2, 1998, the Fund redesignated Adviser Class shares as Class A shares. Class A, Class B and Class C shares commenced operations on January 20, 1997, March 1, 1999 and June 30, 1998, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares (inception date January 4, 1995), and deducting the Class A front-end sales charge and the fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the fees and expenses of the Class B and Class C shares, respectively.


(2) Reflects deduction of sales charge of 5.75%.


(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and 5 year returns.


(4) Reflects deduction of deferred sales charge of 1.00% for the 1 year return.

(5) The Saly BIG Index is a market-weighted index that contains approximately 4,700 individually priced investment-grade bonds. The index includes U.S. Treasury/agency issues, mortgage passthrough securities, and corporate issues.

(6) The Saly BIG Index return is for the period beginning January 4, 1995 (inception date of Class I).


(7) The Legacy Composite is comprised of the asset class indices listed on page 35 in weights that correspond to the particular benchmark weights applicable to Legacy. However, the Composite performance information for Legacy prior to March 1, 2000 is based on benchmark weights that were in effect at that time. Only the following asset class benchmarks were changed as of March 1, 2000. The benchmarks for large capitalization stocks, real estate stocks, U.S. Dollar bonds and international bonds were 10%, 10%, 40% and 10%, respectively. The composite benchmark may serve as a better comparison for the Fund because it is more representative of the actual securities and allocations of the Fund.


(8) The Legacy Composite return is for the period beginning January 4, 1995 (inception date of Class I).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

34       ING Legacy Fund

                                                               BENCHMARK INDICES
--------------------------------------------------------------------------------

ASSET CLASS                                               BENCHMARK INDEX
--------------------------------------------------------------------------------------------------------------------------
Large Cap Stocks                                          The Standard & Poor's 500 Index is a value-weighted,
                                                          unmanaged index of 500 widely held stocks and is considered to be representative of the stock market in general.


Small-/Mid-Cap Stocks                                     The Russell 2500 Index consists of the smallest 500
                                                          securities in the Russell 1000 Index and all 2,000
                                                          securities in the Russell 2000 Index. Each of these indices is unmanaged.


International Stocks                                      The Morgan Stanley Capital International-Europe, Australia,
                                                          Far East Index is a market value-weighted average of the
                                                          performance of more than 900 securities listed on the stock exchange of countries in Europe, Australia and the Far East.


Real Estate Stocks                                        The National Association of Real Estate Investment Trusts
                                                          Equity Index is a market-weighted total return of all
                                                          tax-qualified real estate investment trusts listed on the
                                                          New York Stock Exchange, American Stock Exchange and the
                                                          NASDAQ National Market System.


U.S. Dollar Bonds                                         Salomon Brothers Broad Investment-Grade Bond Index is an
                                                          unmanaged, market-weighted index that contains approximately
                                                          4,700 individually priced investment-grade bonds rated BBB or better. The index includes U.S. Treasury/Agency issues, mortgage pass-through securities and corporate issues.


International Bonds                                       The Salomon Brothers Non-U.S. World Government Bond Index
                                                          serves as an unmanaged benchmark to evaluate the performance of government bonds with a maturity of one year or greater in the following 12 countries: Japan, United Kingdom,
                                                          Germany, France, Canada, the Netherlands, Australia,
                                                          Denmark, Italy, Belgium, Spain and Sweden.


Cash Equivalents                                          Three-month Treasury bills are government-backed short-term investments considered to be risk-free, and equivalent to
                                                          cash because their maturity is only three months.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Benchmark Indices       35

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY]


There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for each of the ING Funds.

FEES YOU PAY DIRECTLY


                                                         CLASS A(1)    CLASS B(1)    CLASS C(1)
-----------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF
  OFFERING PRICE)
 Domestic Equity Index Funds                                3.00          none          none
 Fixed Income Funds (except Aeltus Money Market
  Funds)                                                    4.75          none          none
 Aeltus Money Market Fund                                   none          none          none
 All other Funds                                            5.75          none          none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR
  SALES PRICE, WHICHEVER IS LESS)
 All Funds                                                  none(2)       5.00(3)       1.00(4)



                                                  (1) The Funds do not impose
                                                      any front-end sales charge
                                                      (load) on reinvested
                                                      dividends or exchanges.



                                                  (2) A contingent deferred
                                                      sales charge (CDSC) of no
                                                      more than 1.00% may be
                                                      assessed on certain
                                                      redemptions of Class A
                                                      shares that were purchased
                                                      without an initial sales
                                                      charge. Please see page
                                                      42.



                                                  (3) Imposed upon redemption
                                                      within the first year,
                                                      declining to 1.00% on
                                                      shares redeemed in the
                                                      sixth year. No CDSC is
                                                      charged thereafter. Please
                                                      see page 42.



                                                  (4) Imposed upon redemption
                                                      within the first year. No
                                                      CDSC is charged
                                                      thereafter. Please see
                                                      page 42.

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(AS A % OF AVERAGE NET ASSETS)


CLASS A
                                                       DISTRIBUTION
                                                           AND                           TOTAL          WAIVERS,
                                                         SERVICE                         FUND        REIMBURSEMENTS
                                         MANAGEMENT      (12b-1)          OTHER        OPERATING           AND             NET
FUND                                        FEE            FEES        EXPENSES(2)     EXPENSES       RECOUPMENT(3)      EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 International Growth              %        0.85           0.25            0.50           1.60               --            1.60
 Growth                            %        0.70           0.25            0.26           1.21               --            1.21
 Small Company                     %        0.85           0.25            0.22           1.32               --            1.32
 Technology                        %        1.05           0.25            1.30           2.60            -0.85            1.75
 Index Plus LargeCap               %        0.45           0.25            0.24           0.94               --            0.94
 Index Plus MidCap                 %        0.45           0.25            0.61           1.31            -0.31            1.00
 Index Plus SmallCap               %        0.45           0.25            1.41           2.11            -1.11            1.00
 Value Opportunity                 %        0.70           0.25            0.67           1.62            -0.27            1.35
 Balanced                          %        0.80           0.25            0.34           1.39               --            1.39
 Growth and Income                 %        0.68           0.25            0.23           1.16               --            1.16
 Bond                              %        0.50           0.25            0.34           1.09            -0.09            1.00
 Government                        %        0.50           0.25            0.38           1.13            -0.18            0.95
 Aeltus Money Market               %        0.40             --            0.30           0.70               --            0.70
 Ascent                            %        0.80           0.25            0.45           1.50            -0.25            1.25
 Crossroads                        %        0.80           0.25            0.37           1.42            -0.22            1.20
 Legacy                            %        0.80           0.25            0.51           1.56            -0.41            1.15


 36      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)


CLASS B
                                                        DISTRIBUTION
                                                            AND                           TOTAL          WAIVERS,
                                                          SERVICE                         FUND        REIMBURSEMENTS
                                          MANAGEMENT      (12b-1)          OTHER        OPERATING          AND             NET
FUND                                         FEE            FEES        EXPENSES(2)     EXPENSES      RECOUPMENT(3)      EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 International Growth               %        0.85           1.00            0.50           2.35              --            2.35
 Growth                             %        0.70           1.00            0.26           1.96              --            1.96
 Small Company                      %        0.85           1.00            0.22           2.07              --            2.07
 Technology                         %        1.05           1.00            1.30           3.35           -0.85            2.50
 Index Plus LargeCap                %        0.45           1.00            0.24           1.69              --            1.69
 Index Plus MidCap                  %        0.45           1.00            0.61           2.06           -0.31            1.75
 Index Plus SmallCap                %        0.45           1.00            1.41           2.86           -1.11            1.75
 Value Opportunity                  %        0.70           1.00            0.67           2.37           -0.27            2.10
 Balanced                           %        0.80           1.00            0.34           2.14              --            2.14
 Growth and Income                  %        0.68           1.00            0.23           1.91              --            1.91
 Bond                               %        0.50           1.00            0.34           1.84           -0.09            1.75
 Government                         %        0.50           1.00            0.38           1.88           -0.18            1.70
 Aeltus Money Market                %        0.40           1.00            0.30           1.70              --            1.70
 Ascent                             %        0.80           1.00            0.45           2.25           -0.25            2.00
 Crossroads                         %        0.80           1.00            0.37           2.17           -0.22            1.95
 Legacy                             %        0.80           1.00            0.51           2.31           -0.41            1.90


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       37

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)


CLASS C
                                                        DISTRIBUTION
                                                            AND                           TOTAL          WAIVERS,
                                                          SERVICE                         FUND        REIMBURSEMENTS
                                          MANAGEMENT      (12b-1)          OTHER        OPERATING          AND             NET
FUND                                         FEE            FEES        EXPENSES(2)     EXPENSES      RECOUPMENT(3)      EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 International Growth               %        0.85           1.00            0.50           2.35              --            2.35
 Growth                             %        0.70           1.00            0.26           1.96              --            1.96
 Small Company                      %        0.85           1.00            0.22           2.07              --            2.07
 Technology                         %        1.05           1.00            1.30           3.35           -0.85            2.50
 Index Plus LargeCap                %        0.45           0.75            0.24           1.44              --            1.44
 Index Plus MidCap                  %        0.45           0.75            0.61           1.81           -0.31            1.50
 Index Plus SmallCap                %        0.45           0.75            1.41           2.61           -1.11            1.50
 Value Opportunity                  %        0.70           1.00            0.67           2.37           -0.27            2.10
 Balanced                           %        0.80           1.00            0.34           2.14              --            2.14
 Growth and Income                  %        0.68           1.00            0.23           1.91              --            1.91
 Bond                               %        0.50           1.00            0.34           1.84           -0.09            1.75
 ING Government                     %        0.50           1.00            0.38           1.88           -0.18            1.70
 Aeltus Money Market                %        0.40             --            0.30           0.70              --            0.70
 Ascent                             %        0.80           1.00            0.45           2.25           -0.25            2.00
 Crossroads                         %        0.80           1.00            0.37           2.17           -0.22            1.95
 Legacy                             %        0.80           1.00            0.51           2.31           -0.41            1.90


--------------------------------------------------------------------------------


(1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimated expenses, unless otherwise noted, are based on each Fund's actual operating expenses for its most recently completed fiscal year.



(2) ING Funds Services, LLC receives an annual distribution fee equal to 0.08% of average daily net assets.



(3) ING Investments, LLC (ING), the Investment Adviser to each Fund, has entered into written expense limitation agreements with each Fund (except Growth, Balanced, Growth and Income and Money Market), under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year by the Adviser is shown under the heading "Waivers, Reimbursements and Recoupment." For each Fund, the expense limits will continue through each Fund's fiscal year end. The expense limitation agreements are contractual. Aeltus, the former investment adviser to the Funds, was contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fees and/or its administrative services fees and/or to reimburse a portion of other expenses in order to ensure that the Funds' total operating expenses did not exceed the percentage reflected under "Net Expenses." The amounts of each Fund's expenses waived or reimbursed during the last fiscal year by Aeltus is shown under "Waivers, Reimbursements and Recoupment."


 38      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the ING Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

CLASS A


FUND                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------------
 International Growth                                           $     728        1,051       1,396       2,366
 Growth                                                         $     691          937       1,202       1,957
 Small Company                                                  $     702          969       1,257       2,074
 Technology                                                     $     823        1,337       1,876       3,341
 Index Plus LargeCap                                            $     393          591         804       1,420
 Index Plus MidCap                                              $     429          703         997       1,832
 Index Plus SmallCap                                            $     508          941       1,400       2,668
 Value Opportunity                                              $     730        1,057       1,406       2,386
 Balanced                                                       $     708          990       1,292       2,148
 Growth and Income                                              $     686          922       1,177       1,903
 Bond                                                           $     581          805       1,047       1,741
 ING Government                                                 $     585          817       1,068       1,784
 Aeltus Money Market                                            $      72          224         390         871
 Ascent                                                         $     719        1,022       1,346       2,263
 Crossroads                                                     $     711          998       1,307       2,179
 Legacy                                                         $     725        1,039       1,376       2,325


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       39

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

EXAMPLES

CLASS B


                                                     IF YOU SELL YOUR SHARES                  IF YOU DON'T SELL YOUR SHARES
                                             ----------------------------------------    ----------------------------------------
FUND                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 International Growth                     $   738       1,033      1,455      2,499       238         733      1,255      2,499
 Growth                                   $   699         915      1,257      2,091       199         615      1,057      2,091
 Small Company                            $   710         949      1,314      2,208       210         649      1,114      2,208
 Technology                               $   838       1,330      1,945      3,470       338       1,030      1,745      3,470
 Index Plus LargeCap                      $   672         833      1,118      1,799       172         533        918      1,799
 Index Plus MidCap                        $   709         946      1,308      2,197       209         646      1,108      2,197
 Index Plus SmallCap                      $   789       1,186      1,708      3,008       289         886      1,508      3,008
 Value Opportunity                        $   740       1,039      1,465      2,520       240         739      1,265      2,520
 Balanced                                 $   717         970      1,349      2,282       217         670      1,149      2,282
 Growth and Income                        $   694         900      1,232      2,038       194         600      1,032      2,038
 Bond                                     $   687         879      1,195      1,962       187         579        995      1,962
 ING Government                           $   691         891      1,216      2,005       191         591      1,016      2,005
 Aeltus Money Market                      $   673         836      1,123      1,743       173         536        923      1,743
 Ascent                                   $   728       1,003      1,405      2,396       228         703      1,205      2,396
 Crossroads                               $   720         979      1,364      2,313       220         679      1,164      2,313
 Legacy                                   $   734       1,021      1,435      2,458       234         721      1,235      2,458


EXAMPLES

CLASS C


                                                     IF YOU SELL YOUR SHARES                  IF YOU DON'T SELL YOUR SHARES
                                             ----------------------------------------    ----------------------------------------
FUND                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
 International Growth                     $   338         733      1,255      2,686       238         733      1,255      2,686
 Growth                                   $   299         615      1,057      2,285       199         615      1,057      2,285
 Small Company                            $   310         649      1,114      2,400       210         649      1,114      2,400
 Technology                               $   438       1,030      1,745      3,640       338       1,030      1,745      3,640
 Index Plus LargeCap                      $   247         456        787      1,724       147         456        787      1,724
 Index Plus MidCap                        $   284         569        980      2,127       184         569        980      2,127
 Index Plus SmallCap                      $   364         811      1,385      2,944       264         811      1,385      2,944
 Value Opportunity                        $   340         739      1,265      2,706       240         739      1,265      2,706
 Balanced                                 $   317         670      1,149      2,472       217         670      1,149      2,472
 Growth and Income                        $   294         600      1,032      2,233       194         600      1,032      2,233
 Bond                                     $   287         579        995      2,159       187         579        995      2,159
 ING Government                           $   291         591      1,016      2,201       191         591      1,016      2,201
 Aeltus Money Market                      $   172         224        390        871        72         224        390        871
 Ascent                                   $   328         703      1,205      2,585       228         703      1,205      2,585
 Crossroads                               $   320         679      1,164      2,503       220         679      1,164      2,503
 Legacy                                   $   334         721      1,235      2,646       234         721      1,235      2,646


 40      What You Pay to Invest

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

ING PURCHASE OPTIONS(TM)

You may select from up to three separate classes of shares: Class A, Class B and Class C.


CLASS A



- Front-end sales charge, as described on the next page (except Aeltus Money Market Fund).



- Distribution and service (12b-1) fees of 0.25% (except Aeltus Money Market
  Fund).


CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1%.

- A contingent deferred sales charge (CDSC), as described on the next page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.


CLASS C



- No front-end sales charge; all your money goes to work for you right away.



- Distribution and service (12b-1) fees of 1% (for all Funds except the Domestic Equity Index and Aeltus Money Market Funds) or 0.75% (for the Domestic Equity Index Funds).


- A 1% CDSC on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the CDSC. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES


To pay for the cost of promoting the Funds and servicing your shareholder account, each class of each Fund (except Aeltus Money Market Class A and Class
C) has adopted a Rule 12b-1 Plan, which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       41

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

SALES CHARGE CALCULATION

CLASS A(1)


Class A shares of the Domestic Equity Index Funds are sold subject to the following sales charge:


                             DOMESTIC EQUITY INDEX FUNDS
                            ------------------------------
                            AS A % OF THE    AS A % OF NET
YOUR INVESTMENT             OFFERING PRICE    ASSET VALUE
 Less than $50,000               3.00            3.09
 $50,000 - $99,999               2.50            2.56
 $100,000 - $249,999             2.00            2.04
 $250,000 - $499,999             1.50            1.52
 $500,000 - $999,999             1.00            1.01
 $1,000,000 and over                             See below


Class A shares of Bond and ING Government Funds are sold subject to the following sales charge:



                               BOND AND ING GOVERNMENT
                            ------------------------------
                            AS A % OF THE    AS A % OF NET
YOUR INVESTMENT             OFFERING PRICE    ASSET VALUE
 Less than $50,000               4.75            4.99
 $50,000 - $99,999               4.50            4.71
 $100,000 - $249,999             3.50            3.63
 $250,000 - $499,999             2.50            2.56
 $500,000 - $999,999             2.00            2.04
 $1,000,000 and over                             See below



Class A shares of all of the other ING Funds offered in this Prospectus (except Aeltus Money Market) are sold subject to the following sales charge:


                                   ALL OTHER FUNDS
                            ------------------------------
                            AS A % OF THE    AS A % OF NET
YOUR INVESTMENT             OFFERING PRICE    ASSET VALUE
 Less than $50,000               5.75            6.10
 $50,000 - $99,999               4.50            4.71
 $100,000 - $249,999             3.50            3.63
 $250,000 - $499,999             2.50            2.56
 $500,000 - $999,999             2.00            2.04
 $1,000,000 and over                             See below

---------------


(1) Shareholders that purchased funds prior to February 2, 1998, that were a part of the Aetna family of funds at the time of purchase, are not subject to sales charges for the life of their account.



AELTUS MONEY MARKET. There is no sales charge if you purchase Class A Shares of Aeltus Money Market Fund. However, if the Class A shares are exchanged for shares of another ING Fund, you will be charged the applicable sales load for that fund upon the exchange.


INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, except as described below, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                       PERIOD DURING WHICH
YOUR INVESTMENT                 CDSC      CDSC APPLIES
 $1,000,000 - $2,499,999        1.00%        2 years
 $2,500,000 - $4,999,999        0.50         1 year
 $5,000,000 and over            0.25         1 year

Class A shares of funds that were purchased in an amount of $1 million or more that were part of the Aetna family of funds (other than any of the Aetna Index Plus Funds) at the time of purchase will be subject to a CDSC if they are redeemed within two years of purchase, depending on the amount of the purchase as follows:

                                         PERIOD DURING WHICH
YOUR INVESTMENT                  CDSC       CDSC APPLIES
 $1,000,000 - $2,999,999         1.00%        1st year
                                 0.50         2nd year
 $3,000,000 - $19,999,999        0.50          2 years
 $20 million or greater          0.25          2 years

Class A shares of funds that were purchased in an amount of $1 million or more that were part of the Aetna Index Plus Funds at the time of purchase will be subject to a CDSC if they are redeemed within two years of purchase, depending on the amount of the purchase as follows:

                                         PERIOD DURING WHICH
YOUR INVESTMENT                  CDSC       CDSC APPLIES
 $1,000,000 - $2,999,999         0.50%         2 years
 $3,000,000 - $19,999,999        0.25          2 years
 $20 million or greater          0.25          2 years


Investors who exchange Class A shares that were purchased from funds that were part of the Aetna family of funds at the time of purchase, for shares of other ING Funds will be subject to the ING Funds' CDSC schedule which may mean that a higher rate will apply.


CLASS B AND CLASS C

Class B and Class C shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

CLASS B DEFERRED SALES CHARGE

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                     5%
 2nd year                                                     4
 3rd year                                                     3
 4th year                                                     3
 5th year                                                     2
 6th year                                                     1
 After 6th year                                            none

CLASS C DEFERRED SALES CHARGE

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                     1%
 After 1st year                                            none


Class C shares that were purchased through funds that were part of the Aetna family of funds at the time of purchase (except Aeltus Money Market Fund) are subject to a CDSC on redemptions made within 18 months of purchase. The CDSC imposed on redemptions is 1.00%, except for the Domestic Equity Index Funds which impose a CDSC of 0.75%. Investors who exchange such Class C shares for Class C shares of other ING Funds will remain subject to the 18 month CDSC.


 42      Shareholder Guide

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCED SALES CHARGES. You may reduce the initial sales charge on a purchase of Class A shares of the Funds by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

- LETTER OF INTENT -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

- RIGHTS OF ACCUMULATION -- lets you add the value of shares of any open-end ING Fund (excluding Aeltus Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

- COMBINATION PRIVILEGE -- shares held by investors in the ING Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.


See the Account Application or the SAI for details, or contact your financial representative or a Shareholder Services Representative for more information.


CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

- Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

- For Class B and Class C shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

- Mandatory distributions from a tax-deferred retirement plan or an IRA.


If you think you may be eligible for a CDSC waiver, contact your financial representative or a Shareholder Services Representative.



REINSTATEMENT PRIVILEGE. If you sell Class B or Class C shares of an ING Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or a Shareholder Services Representative. Consult the SAI for more information.



SALES CHARGE WAIVERS. Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact a Shareholder Services Representative, or see the SAI.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       43

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------


The minimum initial investment amounts for the Funds are as follows:

- Non-retirement accounts: $1,000

- Retirement accounts: $250

- Pre-Authorized Investment Plan: $1,000 to open; you must invest at least $100 a month.

The minimum additional investment is $100.

Make your investment using the table on the right.

The Funds and ING Funds Distributor, Inc. (Distributor) reserve the right to reject any purchase order. Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) will not be accepted. The Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs).

MARKET TIMERS

A Fund may restrict or refuse purchase orders whether directly or by exchange by market timers. "Market timing" is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of ING Investments, LLC to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of a Fund.

RETIREMENT PLANS

The Funds have available prototype qualified retirement plans for both corporations and self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Co.
(SSB) acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.



                           Initial                 Additional
     Method              Investment                Investment
 BY CONTACTING      An investment
 YOUR INVESTMENT    professional with an
 PROFESSIONAL       authorized firm can
                    help you establish and
                    maintain your account.
 BY MAIL            Visit or consult an      Visit or consult an
                    investment               investment professional.
                    professional. Make       Fill out the Account
                    your check payable to    Additions form included
                    the ING Funds and mail   on the bottom of your
                    it, along with a         account statement along
                    completed Application.   with your check payable
                    Please indicate your     to the Fund and mail
                    investment               them to the address on
                    professional on the      the account statement.
                    New Account              Remember to write your
                    Application.             account number on the
                                             check.

 BY WIRE            Call the ING             Wire the funds in the
                    Operations Department    same manner described
                    at (800) 336-3436 to     under Initial
                    obtain an account        Investment.
                    number and indicate
                    your investment
                    professional on the
                    account.
                    Instruct your bank to
                    wire funds to the Fund
                    in the care of:
                    State Street Bank and
                    Trust Company
                    ABA #101003621
                    Kansas City, MO
                    credit to:
                    -------------
                    (the Fund)
                    A/C #751-8315; for
                    further credit to:
                    Shareholder A/C #
                    -----------------
                    (A/C # you received
                    over the telephone)
                    Shareholder Name:
                   ----------------------
                    (Your Name Here)
                    After wiring funds you
                    must complete the
                    Account Application
                    and send it to:
                    ING Funds
                    P.O. Box 219368
                    Kansas City, MO
                    64121-9368


 44      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------


You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $10,000.

- Minimum withdrawal amount is $100.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative, see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.




                                                                           Method                         Procedures
                                                                    BY CONTACTING YOUR       You may redeem shares by contacting
                                                                    INVESTMENT               your investment professional.
                                                                    PROFESSIONAL             Investment professionals may charge
                                                                                             for their services in connection with
                                                                                             your redemption request, but neither
                                                                                             the Fund nor the Distributor imposes
                                                                                             any such charge.
                                                                    BY MAIL                  Send a written request specifying the
                                                                                             Fund name and share class, your
                                                                                             account number, the name(s) in which
                                                                                             the account is registered, and the
                                                                                             dollar value or number of shares you
                                                                                             wish to redeem to:
                                                                                             ING Funds
                                                                                             P.O. Box 219368
                                                                                             Kansas City, MO 64121-9368
                                                                                             If certificated shares have been
                                                                                             issued, the certificate must accompany
                                                                                             the written request. Corporate
                                                                                             investors and other associations must
                                                                                             have an appropriate certification on
                                                                                             file authorizing redemptions. A
                                                                                             suggested form of such certification
                                                                                             is provided on the Account
                                                                                             Application. A signature guarantee may
                                                                                             be required.
                                                                    BY TELEPHONE --          You may redeem shares by telephone on
                                                                    EXPEDITED REDEMPTION     all accounts other than retirement
                                                                                             accounts, unless you check the box on
                                                                                             the Account Application which
                                                                                             signifies that you do not wish to use
                                                                                             telephone redemptions. To redeem by
                                                                                             telephone, call a Shareholder Services
                                                                                             Representative at (800) 992-0180.
                                                                                             RECEIVING PROCEEDS BY CHECK:
                                                                                             You may have redemption proceeds (up
                                                                                             to a maximum of $100,000) mailed to an
                                                                                             address which has been on record with
                                                                                             ING Funds for at least 30 days.
                                                                                             RECEIVING PROCEEDS BY WIRE:
                                                                                             You may have redemption proceeds
                                                                                             (subject to a minimum of $5,000) wired
                                                                                             to your pre-designated bank account.
                                                                                             You will not be able to receive
                                                                                             redemption proceeds by wire unless you
                                                                                             check the box on the Account
                                                                                             Application which signifies that you
                                                                                             wish to receive redemption proceeds by
                                                                                             wire and attach a voided check. Under
                                                                                             normal circumstances, proceeds will be
                                                                                             transmitted to your bank on the
                                                                                             business day following receipt of your
                                                                                             instructions, provided redemptions may
                                                                                             be made. In the event that share
                                                                                             certificates have been issued, you may
                                                                                             not request a wire redemption by
                                                                                             telephone.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       45

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.


The ING Aeltus Money Market Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board of Directors has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund's net asset value can be maintained at $1.00 per share.


PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES


You may exchange shares of a Fund for shares of the same class of any other ING Fund, except for ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund, without paying any additional sales charge, except that Class A shares of Aeltus Money Market Fund for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased.



The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. You should review the prospectus of the ING Fund into which you intend to exchange your shares before exchanging your shares.


If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund, is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that

 46      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------


a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.



In addition to the Funds available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of the prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.



You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.


CDSC ON EXCHANGE TO ING SENIOR INCOME FUND


You are not required to pay an applicable CDSC upon an exchange from any ING Fund described in this Prospectus to the ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the CDSC will apply from the original ING Fund from which you exchanged. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the original ING Fund.


SYSTEMATIC EXCHANGE PRIVILEGE

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund except Lexington Money Market Trust and ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.


REDEMPTIONS BY CHECK



Class A shareholders of the ING Aeltus Money Market Fund may use checks to effect redemptions. The standard check writing privilege allows checks to be drawn in any amount of $100.00 or more. Checks drawn in amounts of less than $100.00, on uncollected funds or insufficient funds will be returned unpaid to the payee.



The payee of a check may cash or deposit it in the same way as an ordinary bank check. When a check is presented to the agent bank for payment, the agent bank will cause ING to redeem a sufficient number of shares to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed up until the day on which the check is presented to the agent bank for payment. Copies of previously paid checks are available upon request for a fee of $4.00 per copy.


SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

ACCOUNT ACCESS


Unless your ING shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.


PRIVACY POLICY


The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       47

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------


ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), an Arizona limited liability company, formerly ING Pilgrim Investments, LLC, (ING Pilgrim), serves as the investment adviser to each of the Funds. ING has overall responsibility for the management of the Funds. ING provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.



ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.



As of June 30, 2002, ING managed over $34.6 billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Funds.


The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:



FUND                                              MANAGEMENT FEE
International Growth                                   0.85%
Growth                                                 0.70
Small Company                                          0.85
Technology                                             1.05
Index Plus LargeCap                                    0.45
Index Plus MidCap                                      0.45
Index Plus SmallCap                                    0.45
Value Opportunity                                      0.70
Balanced                                               0.80
Growth and Income                                      0.68
Bond                                                   0.50
ING Government                                         0.50
Aeltus Money Market                                    0.40
Ascent                                                 0.80
Crossroads                                             0.80
Legacy                                                 0.80


SUB-ADVISERS


For each of the following Funds, ING has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of consistent, well-defined and long-term investment approach over a period of several market cycles.


AELTUS INVESTMENT MANAGEMENT, INC.


Aeltus Investment Management, Inc., (Aeltus), a Connecticut corporation, serves as sub-adviser to each Fund (other than Technology). Aeltus is responsible for managing the assets of the Funds in accordance with the Funds' investment objectives and policies, subject to oversight by ING and the Board. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect, wholly-owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of June 30, 2002, Aeltus managed over $37.2 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3607.


Prior to March 31, 2002, Aeltus served as investment adviser to all the Funds. There was no change in advisory fees paid by the Funds in connection with the change in investment adviser.

SMALL COMPANY FUND

Small Company is managed by a team of Aeltus equity investment specialists led by Carolie Burroughs, Portfolio Manager, Aeltus. Ms. Burroughs has been managing Small Company since March 2002. Ms. Burroughs has been managing small-cap portfolios for Aeltus' institutional clients since 1998. Ms. Burroughs has also served as a small-cap securities specialist for other Aeltus advised funds since 1998. Prior to joining Aeltus, she gained investment experience with Loomis Sayles and Colonial Management Associates.

VALUE OPPORTUNITY FUND

Value Opportunity is managed by a team of Aeltus equity investment specialists led by John McKenna, Portfolio Manager, Aeltus. Mr. McKenna has been managing Value Opportunity since March 2001 and has over seven years experience as an equity analyst. Mr. McKenna is also responsible for providing fundamental research and analysis for Aeltus' large-cap value equity portfolios.

INTERNATIONAL GROWTH FUND

International Growth is managed by a team of Aeltus equity investment specialists led by Vince Fioramonti, Portfolio Manager, Aeltus. Mr. Fioramonti has been managing International Growth since December 1995. Mr. Fioramonti also manages international stocks and non-U.S. dollar government bonds for other Aeltus advised funds since 1994.

GROWTH FUND

Growth is managed by a team of Aeltus equity investment specialists led by Kenneth Bragdon, Portfolio Manager, Aeltus. Mr. Bragdon has been managing Growth since May 1998 and previously co-managed the Fund. Mr. Bragdon has 29 years of experience in the investment business, including more than 20 years with Aeltus.


INDEX PLUS LARGECAP, INDEX PLUS MIDCAP, INDEX PLUS SMALLCAP FUNDS


Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap are managed by Hugh T.M. Whelan and Douglas Cote.

Mr. Whelan, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap since March 2001 and as co-manager of Index Plus MidCap and Index Plus SmallCap since April 2000. Mr. Whelan has also been serving as a

 48      Management of the Funds

SUB-ADVISER                                              MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


quantitative equity analyst since 1999. Mr. Whelan has been with Aeltus since 1989 and previously served as a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities.


Mr. Cote, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap since March 2001. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.

BALANCED FUND

Balanced is managed by a team of investment professionals led by Neil Kochen and Steven Huber.

Mr. Kochen, Executive Vice President, Chief Investment Officer, Aeltus, has been co-managing Balanced since January 2000 and heads a team of equity investment specialists. Mr. Kochen has been with Aeltus since 1995 and previously served as head of fixed income quantitative research and head of investment strategy and policy.

Mr. Huber, Senior Vice President and Director of Fixed Income, Aeltus, has been co-managing Balanced since March 2002. Mr. Huber heads a team of fixed-income specialists, and is responsible for investment management of all of Aeltus' fixed-income portfolios, including institutional and mutual fund portfolios and has over 14 years experience in fixed-income investments.

GROWTH AND INCOME FUND

Growth and Income is managed by a team of investment professionals, each of whom specializes in a particular asset class, led by Donald E. Townswick, Portfolio Manager, Aeltus. Mr. Townswick has been managing Growth and Income since March 2001. Mr. Townswick also co-manages small- and mid-cap portfolios and serves as a small- and mid-cap securities specialist for other Aeltus advised funds since 1994.


BOND AND ING GOVERNMENT FUNDS


Steven Huber, Senior Vice President and Director of Fixed Income, Aeltus, serves as the lead Portfolio Manager and heads the fixed income team in management of the Bond Fund and ING Government Fund. Mr. Huber has led this team since February 2001, which consists of specialists in each fixed income asset class. Mr. Huber is also responsible for investment management of all of Aeltus' fixed-income portfolios, including institutional and mutual fund portfolios and has over 14 years experience in fixed-income investments.


AELTUS MONEY MARKET FUND


Aeltus Money Market is managed by a team of Aeltus fixed-income specialists led by Lennart Carlson, Senior Vice President, Aeltus. Mr. Carlson has been managing Aeltus Money Market since March 2002. Mr. Carlson is also responsible for the coordination and execution of trading across all of Aeltus' fixed-income portfolios and has over 17 years experience in fixed-income investments.

GENERATION FUNDS

ASCENT, CROSSROADS, LEGACY

Ascent, Crossroads and Legacy are managed by a team of investment professionals led by Neil Kochen and Steven Huber.

Mr. Kochen, Executive Vice President, Chief Investment Officer, Aeltus, has served as lead portfolio manager and asset allocation strategist for each Generation Fund since December 1999. Mr. Kochen heads a team of equity investment specialists each of whom specializes in a particular asset class. Mr. Kochen has been with Aeltus since 1995 and previously served as head of fixed income quantitative research and head of investment strategy and policy.

Mr. Huber, Senior Vice President and Director of Fixed Income, Aeltus, has been co-managing the Generation Funds since March 2002 and heads the team of fixed-income specialists. Mr. Huber is also responsible for investment management of all of Aeltus' fixed-income portfolios, including institutional and mutual fund portfolios and has over 14 years experience in fixed-income investments.

TECHNOLOGY FUND

AIC ASSET MANAGEMENT, LLC


AIC Asset Management, LLC, (AIC) 100 Pine St., Suite 420, San Francisco, California 94117, a Delaware limited liability company, serves as Sub-Adviser to Technology. Subject to the supervision of the Board and ING, AIC manages Technology's assets in accordance with Technology's investment objective, policies, and limitations. AIC makes investment decisions for Technology as to those assets and places orders to purchase and sell securities and other investments for Technology. As of June 30, 2002, AIC had approximately $47 million in assets under management.


Ronald E. Elijah, managing member of AIC, has been co-managing Technology since its inception. Prior to founding AIC (formerly Elijah Asset Management, LLC) in March 1999, Mr. Elijah was a portfolio manager with Robertson Stephens Investment Management. Roderick R. Berry, a member of AIC, has served as co-portfolio manager of Technology since its inception. Prior to joining AIC in March 1999, Mr. Berry was a member of the Robertson Stephens Investment Management research team.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       49

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:


ANNUALLY                  SEMI-ANNUALLY      MONTHLY
--------                  -------------      -------
International Growth      Balanced           Bond
Growth                    Growth and Income  ING Government
Small Company Growth                         Aeltus Money
Technology                                   Market(1)
Index Plus LargeCap
Index Plus MidCap
Index Plus SmallCap
Value Opportunity
Ascent
Crossroads
Legacy



(1) Dividends are declared daily and paid monthly.



Each Fund distributes capital gains, if any, annually.


DIVIDEND REINVESTMENT


Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Classes A, B or C shares of a Fund invested in another ING Fund which offers the same class shares.


TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.


Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gain. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.


Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


 50      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.


Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Investment Adviser or Sub-Adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Investment Adviser or Sub-Adviser of a Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

FUTURES CONTRACTS AND OPTIONS (ALL FUNDS EXCEPT AELTUS MONEY MARKET). The Funds may use future contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Funds also may use these instruments for speculation (investing for potential income or capital gain).

- Futures contracts are agreements that obligate the buyer to buy and the seller to sell a certain quantity of securities at a specific price on a specific date.

- Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.

The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.

SWAPS (BOND, BALANCED, ASCENT, CROSSROADS AND LEGACY). The Funds may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.

Swap agreements can take many different forms and are known by a variety of names. Those Funds eligible to enter into swaps are not limited to any particular form or variety of swap agreement if Aeltus determines it is consistent with that Fund's investment objective and policies.

The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If Aeltus incorrectly forecasts such change, a Fund's performance would be less than if the Fund had not entered into the swap. In addition, if the counter party's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.

If the counterparty to a swap defaults, a Fund's loss will consist of the net amount of contractual payments that a Fund has not yet received. Aeltus will monitor the creditworthiness of counterparties to a Fund's swap transactions on an ongoing basis.


INABILITY TO SELL SECURITIES (ALL FUNDS). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.



U.S. GOVERNMENT SECURITIES (ALL FUNDS). Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. The price of a U.S. Government security may decline due to changing interest rates.



CONVERTIBLE SECURITIES (ALL FUNDS EXCEPT AELTUS MONEY MARKET). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.


CORPORATE DEBT SECURITIES (ALL FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       51

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

OTHER INVESTMENT COMPANIES (ALL FUNDS). Each Fund, except as limited in the SAI, may invest up to 10% of its assets in other investment companies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES (ALL FUNDS EXCEPT BOND AND AELTUS MONEY MARKET). The Funds may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

MORTGAGE-RELATED SECURITIES (BALANCED, GROWTH AND INCOME, BOND, AELTUS MONEY MARKET, ASCENT, CROSSROADS AND LEGACY). Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

DERIVATIVES (ALL FUNDS EXCEPT AELTUS MONEY MARKET). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

HIGH YIELD SECURITIES (ALL FUNDS EXCEPT INTERNATIONAL GROWTH, TECHNOLOGY AND AELTUS MONEY MARKET). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

INVESTMENTS IN FOREIGN SECURITIES (ALL FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not


 52      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.


Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.



EMERGING MARKETS INVESTMENTS (ALL FUNDS EXCEPT AELTUS MONEY MARKET). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.



TEMPORARY DEFENSIVE STRATEGIES (ALL FUNDS EXCEPT INDEX PLUS LARGECAP, INDEX PLUS MIDCAP AND INDEX PLUS SMALLCAP). When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.


PORTFOLIO TURNOVER (ALL FUNDS). Each Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

CONCENTRATION (TECHNOLOGY). The Fund concentrates (for purposes of the Investment Company Act of 1940) its assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

MANAGEMENT RISK (ALL FUNDS). Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

OTHER RISKS

REPURCHASE AGREEMENTS (ALL FUNDS). Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES (ALL FUNDS). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 30% to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING (ALL FUNDS). Each Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS (ALL FUNDS). A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however,




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       53

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES (ALL FUNDS). Certain Funds may make short sales. A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.


PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.


PERCENTAGE AND RATING LIMITATIONS (ALL FUNDS). Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

INTERESTS IN LOANS (ALL FUNDS). Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.


RESTRICTED AND ILLIQUID SECURITIES (ALL FUNDS). Each Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.



 54      More Information About Risks

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditors, along with the Funds' financial statements, is included in the Fund's annual report, which is available upon request.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                   Financial Highlights       55

FINANCIAL HIGHLIGHTS                               ING INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------


For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. The information provided for the six month period ended April 30, 2002 is unaudited.


                                                                        CLASS A                                   CLASS B
                                           ------------------------------------------------------------------   -----------

                                           SIX MONTHS                                                           SIX MONTHS
                                              ENDED                                                                ENDED
                                            APRIL 30,                   YEAR ENDED OCTOBER 31,                   APRIL 30,
                                              2002       ----------------------------------------------------      2002
                                           (UNAUDITED)     2001       2000       1999       1998       1997     (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                               $        7.27        13.50      13.74      11.83      13.57      11.77        7.22
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                $       -0.03        -0.04      -0.06      -0.02(+)   -0.02(+)   -0.07(+)    -0.05
 Net realized and change in
 unrealized gain or loss on
 investments                          $       -0.08        -4.15       1.39       3.08       1.05       2.88       -0.09
 Total income from investment
 operations                           $       -0.11        -4.19       1.33       3.06       1.03       2.81       -0.14
LESS DISTRIBUTIONS:
 From net investment income           $          --           --         --      -0.55      -0.31      -0.12          --
 From net realized gains on
 investments                          $          --        -2.04      -1.57      -0.60      -2.46      -0.89          --
 Total distributions                  $          --        -2.04      -1.57      -1.15      -2.77      -1.01          --
 Net asset value, end of period       $        7.16         7.27      13.50      13.74      11.83      13.57        7.08
 TOTAL RETURN                         %       -1.51       -35.60       8.80      27.76       9.76      25.07       -1.94
 Net assets, end of period (000's)    $      52,999       52,392     83,245     35,098     15,078     19,063       1,032
 Ratio of expenses after
 reimbursement and waiver to
 average net assets                   %        1.60(1)      1.60       1.49       1.60       1.82       2.47        2.35(1)
 Ratio of net investment loss
 after reimbursement and waiver to
 average net assets                   %       -0.71(1)     -0.39      -0.55      -0.16      -0.19      -0.57       -1.46(1)
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                   %        1.70(1)        --       1.49       1.78       2.01         --        2.46(1)
 Portfolio turnover rate              %      146.08       221.92     181.87     175.71     152.73     194.41      146.08

                                                   CLASS B
                                    --------------------------------------
                                                            PERIOD FROM
                                                           MARCH 1, 1999
                                        YEAR ENDED        (DATE OF INITIAL
                                        OCTOBER 31,       PUBLIC OFFERING)
                                    -------------------    TO OCTOBER 31,
                                      2001       2000           1999
----------------------------------  --------------------------------------
Net asset value, beginning of
 period                               13.42      13.69          11.70
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                -0.10      -0.05          -0.08+
 Net realized and change in
 unrealized gain or loss on
 investments                          -4.13       1.29           2.07
 Total income from investment
 operations                           -4.23       1.24           1.99
LESS DISTRIBUTIONS:
 From net investment income              --         --             --
 From net realized gains on
 investments                          -1.45      -1.51             --
 Total distributions                  -1.97      -1.51             --
 Net asset value, end of period        7.22      13.42          13.69
 TOTAL RETURN                        -36.10       8.15          17.01
 Net assets, end of period (000's)    1,069      1,617            225
 Ratio of expenses after
 reimbursement and waiver to
 average net assets                    2.35       2.24           2.35(1)
 Ratio of net investment loss
 after reimbursement and waiver to
 average net assets                   -1.14      -1.30          -0.91
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                      --       2.24           2.53(1)
 Portfolio turnover rate             221.92     181.87         175.71



                                                                                          CLASS C
                                                          -----------------------------------------------------------------------
                                                                                                                   PERIOD FROM
                                                          SIX MONTHS                                              JUNE 30, 1998
                                                             ENDED                                               (DATE OF INITIAL
                                                           APRIL 30,            YEAR ENDED OCTOBER 31,           PUBLIC OFFERING)
                                                             2002          --------------------------------       TO OCTOBER 31,
                                                          (UNAUDITED)       2001         2000         1999             1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $        7.19          13.39        13.68        11.85            13.29
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                                 $       -0.06          -0.17        -0.05        -0.12(+)         -0.03(+)
 Net realized and change in unrealized gain or
 loss on investments                                 $       -0.07          -4.06         1.27         3.10            -1.41
 Total income from investment operations             $       -0.13          -4.23         1.22         2.98            -1.44
LESS DISTRIBUTIONS:
 From net investment income                          $          --             --           --        -0.55               --
 From net realized gains on investments              $          --          -1.97        -1.51        -0.60               --
 Total distributions                                 $          --          -1.97        -1.51        -1.15               --
 Net asset value, end of period                      $        7.06           7.19        13.39        13.68            11.85
 TOTAL RETURN                                        %       -1.81         -36.08         7.91        27.01           -10.84
 Net assets, end of period (000's)                   $       1,687          2,557        8,187        1,359              156
 Ratio of expenses after reimbursement and waiver
 to average net assets                               %        2.35(1)        2.35         2.24         2.35             2.36(1)
 Ratio of net investment loss after reimbursement
 and waiver to average net assets                    %        1.46(1)       -1.14        -1.30        -0.91            -0.73
 Ratio of expenses before reimbursement and
 waiver to average net assets                        %        2.46(1)          --         2.24         2.53             2.55(1)
 Portfolio turnover rate                             %      146.08         221.92       181.87       175.71           152.73


--------------------------------------------------------------------------------

(1) Annualized.

 + Per share data calculated using weighted average number of shares outstanding throughout the period.

 56      ING International Growth Fund

FINANCIAL HIGHLIGHTS                                             ING GROWTH FUND
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                              CLASS A                                  CLASS B
                                                    ------------------------------------------------------------       -------
                                           SEVEN                                                                        SEVEN
                                          MONTHS                                                                       MONTHS
                                           ENDED                       YEAR ENDED OCTOBER 31,                           ENDED
                                          MAY 31,   ------------------------------------------------------------       MAY 31,
                                          2002(4)    2001          2000          1999         1998         1997        2002(4)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $    11.66     22.50          22.15        16.37        16.76        14.17        11.79
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                  $    -0.05     -0.07          -0.03        -0.06*       -0.04*       -0.11*       -0.10
 Net realized and unrealized gain
 (loss) on investments                $    -0.40     -8.21           3.42         6.04         2.05         3.84        -0.41
 Total from investment operations     $    -0.45     -8.28           3.39         5.98         2.01         3.73        -0.51
LESS DISTRIBUTIONS FROM:
 Net realized gains on investments    $       --      2.56           3.04         0.20         2.40         1.14           --
 Total distributions                  $       --      2.56           3.04         0.20         2.40         1.14           --
 Net asset value, end of period       $    11.21     11.66          22.50        22.15        16.37        16.76        11.28
 TOTAL RETURN(2):                     %    -3.86    -40.71          16.34        36.78        14.34        28.05        -4.32
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $   82,011    85,409        122,415       57,329       12,877        8,647        2,988
 Ratios to average net assets:
 Expenses(3)                          %     1.21      1.16           1.12         1.19         1.32         1.92         1.96
 Net investment loss(3)               %    -0.67     -0.53          -0.34        -0.29        -0.25        -0.67        -1.42
 Portfolio turnover rate              %      143       199            183          142          170          141          143

                                                CLASS B
                                     ---------------------------------

                                       YEAR ENDED           MARCH 1,
                                       OCTOBER 31,           1999 TO
                                     ---------------       OCTOBER 31,
                                      2001     2000           1999
-----------------------------------  ---------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               22.71    22.40          19.84
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                  -0.20    -0.03          -0.15*
 Net realized and unrealized gain
 (loss) on investments                -8.29     3.30           2.71
 Total from investment operations     -8.49     3.27           2.56
LESS DISTRIBUTIONS FROM:
 Net realized gains on investments     2.43     2.96             --
 Total distributions                   2.43     2.96             --
 Net asset value, end of period       11.79    22.71          22.40
 TOTAL RETURN(2):                    -41.11    15.46          12.90
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    3,213    5,710          1,920
 Ratios to average net assets:
 Expenses(3)                           1.91     1.87           1.94
 Net investment loss(3)               -1.28    -1.09          -1.04
 Portfolio turnover rate                199      183            142



                                                                                                CLASS C
                                                                    SEVEN    ----------------------------------------------
                                                                   MONTHS             YEAR ENDED                 JUNE 30,
                                                                    ENDED            OCTOBER 31,                1998(1) TO
                                                                   MAY 31,   ----------------------------       OCTOBER 31,
                                                                   2002(4)    2001     2000         1999           1998
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                           $    11.68     22.55    22.25        16.56          17.86
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                  $    -0.11     -0.20    -0.03        -0.22*         -0.05*
 Net realized and unrealized gain (loss) on investments        $    -0.39     -8.23     3.27         6.11          -1.25
 Total from investment operations                              $    -0.50     -8.43     3.24         5.89          -1.30
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $       --        --       --           --             --
 Net realized gain on investments                              $       --      2.44     2.94         0.20             --
 Total distributions                                           $       --      2.44     2.94         0.20             --
 Net asset value, end of period                                $    11.18     11.68    22.55        22.25          16.56
 TOTAL RETURN(2):                                              %    -4.28    -41.14    15.47        35.80          -7.28
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $    1,893     2,268    3,857        1,446
 Ratios to average net assets:
 Expenses(3)                                                   %     1.96      1.91     1.87         1.94           1.99
 Net investment income (loss)(3)                               %    -1.42     -1.28    -1.09        -1.04          -0.92
 Portfolio turnover rate                                       %      143       199      183          142            170


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.



(3) Annualized for periods less than one year.


(4) The Fund changed its fiscal year end to May 31.


* Per share data calculated using weighted average number of shares outstanding throughout the period.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        ING Growth Fund       57

ING SMALL COMPANY FUND                                      FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                           CLASS A
                                          -------------------------------------------------------------------------
                                          SEVEN MONTHS
                                             ENDED                         YEAR ENDED OCTOBER 31,
                                            MAY 31,      ----------------------------------------------------------
                                            2002(4)       2001          2000          1999        1998        1997
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $       12.74       14.80         12.11         10.15       15.20       14.42
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)         $       -0.03        0.03          0.02          0.02*       0.01*      -0.16*
 Net realized and unrealized gain
 (loss) on investments                $        1.00       -1.30          3.62          2.02       -0.84        4.36
 Total from investment operations     $        0.97       -1.27          3.64          2.04       -0.83        4.20
LESS DISTRIBUTIONS FROM:
 Net investment income                $        0.01        0.05          0.01          0.02          --          --
 Net realized gains on investments    $          --        0.74          0.94          0.06        4.22        3.42
 Total distributions                  $        0.01        0.79          0.95          0.08        4.22        3.42
 Net asset value, end of period       $       13.70       12.74         14.80         12.11       10.15       15.20
 TOTAL RETURN(2):                     %        7.64       -8.66         31.55         20.16       -7.77       36.73
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $     101,892      69,074        61,682        16,269       9,089       7,077
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                  %        1.32        1.34          1.35          1.48        1.63        2.33
 Gross expenses prior to expense
 reimbursement(3)                     %        1.32        1.34          1.35          1.50        1.74        2.33
 Net investment income (loss) after
 expense reimbursement(3)(5)          %       -0.37        0.25          0.21          0.18        0.15       -1.17
 Portfolio turnover rate              %         200         257           333           232         212         150

                                                         CLASS B
                                     ------------------------------------------------
                                     SEVEN MONTHS     YEAR ENDED         MARCH 1,
                                        ENDED        OCTOBER 31,        1999(4) TO
                                       MAY 31,      --------------     OCTOBER 31,
                                       2002(4)       2001    2000          1999
-----------------------------------  ------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                 13.00        15.12   12.37        10.69
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)           -0.06        -0.07    0.01       -0.05*
 Net realized and unrealized gain
 (loss) on investments                   0.99        -1.33    3.61         1.73
 Total from investment operations        0.93        -1.40    3.62         1.68
LESS DISTRIBUTIONS FROM:
 Net investment income                     --           --      --           --
 Net realized gains on investments         --         0.72    0.87           --
 Total distributions                       --         0.72    0.87           --
 Net asset value, end of period         13.93        13.00   15.12        12.37
 TOTAL RETURN(2):                        7.15        -9.37   30.51        15.72
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      1,890        1,173   1,246          129
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                     2.07         2.09    2.10         2.23
 Gross expenses prior to expense
 reimbursement(3)                        2.07         2.09    2.10         2.25
 Net investment income (loss) after
 expense reimbursement(3)(5)            -1.11        -0.50   -0.54        -0.57
 Portfolio turnover rate                  200          257     333          232



                                                                                             CLASS C
                                                                 ----------------------------------------------------------------
                                                                 SEVEN MONTHS             YEAR ENDED                   JUNE 30,
                                                                    ENDED                 OCTOBER 31,                 1998(1) TO
                                                                   MAY 31,      -------------------------------       OCTOBER 31,
                                                                   2002(4)      2001         2000         1999           1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                        $      12.95       15.04        12.32        10.39          12.11
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                $      -0.12       -0.08         0.02        -0.07*         -0.02*
 Net realized and unrealized gain (loss) on investments      $       1.05       -1.32         3.59         2.07          -1.70
 Total from investment operations                            $       0.93       -1.40         3.61         2.00          -1.72
LESS DISTRIBUTIONS FROM:
 Net investment income                                       $         --          --           --         0.01             --
 Net realized gains on investments                           $         --        0.69         0.89         0.06             --
 Total distributions                                         $         --        0.69         0.89         0.07             --
 Net asset value, end of period                              $      13.88       12.95        15.04        12.32          10.39
 TOTAL RETURN(2):                                            %       7.18       -9.39        30.54        19.33         -14.21
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                           $      3,369       4,040        6,736        1,893          1,118
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)              %       2.07        2.09         2.10         2.23           2.30
 Gross expenses prior to expense reimbursement(3)            %       2.07        2.09         2.10         2.25           2.41
 Net investment income (loss) after expense
 reimbursement(3)(5)                                         %      -1.09       -0.50        -0.54        -0.57          -0.52
 Portfolio turnover rate                                     %        200         257          333          232            212


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(3) Annualized for periods less than one year.



(4) The Fund changed its fiscal year end to May 31.


(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


* Per share data calculated using weighted average number of shares outstanding throughout the period.



 58      ING Small Company Fund

FINANCIAL HIGHLIGHTS                                         ING TECHNOLOGY FUND
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                           CLASS A                                    CLASS B
                                         -------------------------------------------       -----------------------------
                                          SEVEN                                             SEVEN
                                         MONTHS           YEAR            MARCH 1,         MONTHS           YEAR
                                          ENDED           ENDED          2000(1) TO         ENDED           ENDED
                                         MAY 31,       OCTOBER 31,       OCTOBER 31,       MAY 31,       OCTOBER 31,
                                         2002(4)          2001              2000           2002(4)          2001
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of
 period                             $      3.88            8.56             10.00            3.84            8.52
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                $     -0.04           -0.05             -0.06           -0.06           -0.11
 Net realized and unrealized loss
 on investments                     $     -0.02           -4.63             -1.38           -0.03           -4.57
 Total from investment operations   $     -0.06           -4.68             -1.44           -0.09           -4.68
 Net asset value, end of period     $      3.82            3.88              8.56            3.75            3.84
 TOTAL RETURN(2):                   %     -1.55          -54.67            -14.40           -2.34          -54.93
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)  $    10,341           7,425             7,569           1,194           1,224
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                %      1.75            1.75              1.75            2.50            2.50
 Gross expenses prior to expense
 reimbursement(3)                   %      2.60            2.61              2.73            3.35            3.36
 Net investment loss after expense
 reimbursement(3)(5)                %     -1.68           -1.36             -1.34           -2.42           -2.11
 Portfolio turnover rate            %        59             175               124              59             175

                                      CLASS B                           CLASS C
                                    -----------       -------------------------------------------
                                                       SEVEN
                                     MARCH 1,         MONTHS           YEAR            MARCH 1,
                                    2000(1) TO         ENDED           ENDED          2000(1) TO
                                    OCTOBER 31,       MAY 31,       OCTOBER 31,       OCTOBER 31,
                                       2000           2002(4)          2001              2000
----------------------------------  -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of
 period                                10.00            3.84            8.52             10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                   -0.08           -0.07           -0.17             -0.07
 Net realized and unrealized loss
 on investments                        -1.40           -0.01           -4.51             -1.41
 Total from investment operations      -1.48           -0.08           -4.68             -1.48
 Net asset value, end of period         8.52            3.76            3.84              8.52
 TOTAL RETURN(2):                     -14.80           -2.08          -54.93            -14.80
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)     2,329             642             760             3,307
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                    2.50            2.50            2.50              2.50
 Gross expenses prior to expense
 reimbursement(3)                       3.48            3.35            3.36              3.48
 Net investment loss after expense
 reimbursement(3)(5)                   -2.09           -2.42           -2.11             -2.09
 Portfolio turnover rate                 124              59             175               124


--------------------------------------------------------------------------------


(1) Commencement of operations.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(3) Annualized for periods less than one year.



(4) The Fund changed its fiscal year end to May 31.


(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                    ING Technology Fund       59

ING INDEX PLUS LARGECAP FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                               CLASS A
                                          ---------------------------------------------------------------------------------
                                           SEVEN
                                          MONTHS                                                                  FEB. 3,
                                           ENDED                      YEAR ENDED OCTOBER 31,                     1997(1) TO
                                          MAY 31,      ----------------------------------------------------       OCT. 31,
                                          2002(4)        2001           2000           1999          1998           1997
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $    13.72         18.64          17.36          13.70         12.36         10.57
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)         $     0.05          0.09           0.06           0.07*         0.09*         0.02*
 Net realized and unrealized gain
 (loss) on investments                $     0.00**       -4.96           1.28           3.84          2.56          1.77
 Total from investment operations     $     0.05         -4.87           1.34           3.91          2.65          1.79
LESS DISTRIBUTIONS FROM:
 Net investment income                $     0.09          0.05           0.06           0.05          0.09            --
 Net realized gain on investments     $       --            --             --           0.20          1.22            --
 Total distributions                  $     0.09          0.05           0.06           0.25          1.31            --
 Net asset value, end of period       $    13.68         13.72          18.64          17.36         13.70         12.36
 TOTAL RETURN(2):                     %     0.34        -26.19           7.74          28.78         23.09         16.93
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)    $   183,379      173,369        187,566         81,908         6,422         1,833
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                  %     0.94          0.91           0.91           0.95          0.99          1.45
 Gross expenses prior to expense
 reimbursement(3)                     %     0.94          0.91           0.91           1.00          1.46          2.98
 Net investment income (loss) after
 expense reimbursement(3)(5)          %     0.56          0.58           0.31           0.42          0.67          0.16
 Portfolio turnover rate              %       87           117            104             72           124            82

                                                            CLASS B
                                     -----------------------------------------------------
                                      SEVEN
                                     MONTHS             YEAR ENDED               MAR. 1,
                                      ENDED             OCTOBER 31,             1999(1) TO
                                     MAY 31,      -----------------------        OCT. 31,
                                     2002(4)        2001           2000            1999
-----------------------------------  -----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               13.60         18.57          17.37           15.68
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)         -0.02         -0.03           0.01           -0.04*
 Net realized and unrealized gain
 (loss) on investments                 0.01         -4.94           1.19            1.73
 Total from investment operations     -0.01         -4.97           1.20            1.69
LESS DISTRIBUTIONS FROM:
 Net investment income                   --            --             --              --
 Net realized gain on investments        --            --             --              --
 Total distributions                     --            --             --              --
 Net asset value, end of period       13.59         13.60          18.57           17.37
 TOTAL RETURN(2):                     -0.07        -26.76           6.91           10.78
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)   27,672        28,933         32,666          17,386
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                   1.69          1.66           1.66            1.70
 Gross expenses prior to expense
 reimbursement(3)                      1.69          1.66           1.66            1.75
 Net investment income (loss) after
 expense reimbursement(3)(5)          -0.19         -0.17          -0.44           -0.32
 Portfolio turnover rate                 87           117            104              72



                                                                                         CLASS C
                                                         ------------------------------------------------------------------------
                                                         SEVEN MONTHS                                                   JUN. 30,
                                                            ENDED                  YEAR ENDED OCTOBER 31,              1998(1) TO
                                                           MAY 31,         --------------------------------------       OCT. 31,
                                                           2002(4)           2001           2000           1999           1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $        13.64           18.57          17.33          13.74          14.17
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                       $         0.02            0.03             --          -0.01*          0.01*
 Net realized and unrealized gain (loss) on
 investments                                        $        -0.02           -4.96           1.24           3.85          -0.44
 Total from investment operations                   $         0.00**         -4.93           1.24           3.84          -0.43
LESS DISTRIBUTIONS FROM:
 Net investment income                              $           --              --             --           0.05             --
 Net realized gain on investments                   $           --              --             --           0.20             --
 Total distributions                                $           --              --             --           0.25             --
 Net asset value, end of period                     $        13.64           13.64          18.57          17.33          13.74
 TOTAL RETURN(2):                                   %         0.00          -26.55           7.17          28.17          -3.04
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $       23,267          27,742         51,143         33,439            910
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)     %         1.44            1.41           1.41           1.45           1.43
 Gross expenses prior to expense
 reimbursement(3)                                   %         1.44            1.41           1.41           1.50           1.90
 Net investment income (loss) after expense
 reimbursement(3)(5)                                %         0.07            0.08          -0.19          -0.07           0.23
 Portfolio turnover rate                            %           87             117            104             72            124


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(3) Annualized for periods less than one year.


(4) The Fund changed its fiscal year end to May 31.



(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


* Per share data calculated using weighted average number of shares outstanding throughout the period.


** Amount is less than $0.01 per share.


 60      ING Index Plus LargeCap Fund

FINANCIAL HIGHLIGHTS                                  ING INDEX PLUS MIDCAP FUND
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                         CLASS A                                         CLASS B
                                   ---------------------------------------------------   ----------------------------------------
                                    SEVEN                                     FEB. 3,     SEVEN                          MAR. 1,
                                   MONTHS              YEAR ENDED               1998     MONTHS        YEAR ENDED        1999(1)
                                    ENDED             OCTOBER 31,                TO       ENDED         OCT. 31,            TO
                                   MAY 31,   ------------------------------   OCT. 31,   MAY 31,   -------------------   OCT. 31,
                                   2002(4)     2001       2000       1999       1998     2002(4)     2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
 Net asset value, beginning
 of period                     $    10.98      14.72      12.66      10.34     10.00      10.87      14.62     12.61      11.23
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
 (loss)                        $     0.01       0.03       0.03       0.04*     0.02*      0.00**    -0.05     -0.02      -0.04*
 Net realized and unrealized
 gain (loss) on investments    $     1.96      -1.73       3.86       2.32      0.32       1.89      -1.72      3.79       1.42
 Total from investment
 operations                    $     1.97      -1.70       3.89       2.36      0.34       1.89      -1.77      3.77       1.38
LESS DISTRIBUTIONS FROM:
 Net investment income         $     0.03       0.02       0.05       0.04        --         --         --        --         --
 Net realized gain on
 investments                   $       --       2.02       1.78         --        --         --       1.98      1.76         --
 Total distributions           $     0.03       2.04       1.83       0.04        --         --       1.98      1.76         --
 Net asset value, end of
 period                        $    12.92      10.98      14.72      12.66     10.34      12.76      10.87     14.62      12.61
 TOTAL RETURN(2):              %    17.94     -12.79      35.14      22.81      3.40      17.39     -13.39     34.09      12.29
RATIOS AND SUPPLEMENTAL
 DATA:
 Net assets, end of period
 (000's)                       $   41,127     18,805     10,999      3,434       269      3,942      1,405     1,568        446
 Ratios to average net
 assets:
 Net expenses after expense
 reimbursement(3)(5)           %     1.00       1.00       1.00       1.00      1.00       1.75       1.75      1.75       1.75
 Gross expenses prior to
 expense reimbursement(3)      %     1.31       1.50       1.50       2.03      2.76       2.06       2.25      2.25       2.78
 Net investment income
 (loss) after expense
 reimbursement(3)(5)           %     0.15       0.28       0.13       0.30      0.32      -0.59      -0.47     -0.62      -0.45
 Portfolio turnover rate       %      190        181        180        131       130        190        181       180        131



                                                                                              CLASS C
                                                                  ---------------------------------------------------------------
                                                                   SEVEN                                                 JUN. 30,
                                                                  MONTHS                                                 1998(1)
                                                                   ENDED              YEAR ENDED OCTOBER 31,                TO
                                                                  MAY 31,      ------------------------------------      OCT. 31,
                                                                  2002(4)        2001          2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     $        10.87         14.60        12.59         10.33         10.92
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                             $        -0.01         -0.02        -0.02         -0.02*        -0.01*
 Net realized and unrealized gain (loss) on
 investments                                              $         1.93         -1.73         3.81          2.31         -0.58
 Total from investment operations                         $         1.92         -1.75         3.79          2.29         -0.59
LESS DISTRIBUTIONS FROM:
 Net investment income                                    $           --            --           --          0.03            --
 Net realized gain on investments                         $           --          1.98         1.78            --            --
 Total distributions                                      $           --          1.98         1.78          0.03            --
 Net asset value, end of period                           $        12.79         10.87        14.60         12.59         10.33
 TOTAL RETURN(2):                                         %        17.57        -13.19        34.41         22.19         -5.40
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                        $        3,200         1,791        1,612           516           100
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)           %         1.50          1.50         1.50          1.50          1.50
 Gross expenses prior to expense reimbursement(3)         %         1.81          2.00         2.00          2.53          3.26
 Net investment income (loss) after expense
 reimbursement(3)(5)                                      %        -0.34         -0.22        -0.37         -0.20         -0.18
 Portfolio turnover rate                                  %          190           181          180           131           130


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(3) Annualized for periods less than one year.


(4) The Fund changed its fiscal year end to May 31.


(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


* Per share data calculated using weighted average number of shares outstanding throughout the period.


** Amount is less than $0.01 per share.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Index Plus MidCap Fund       61

ING INDEX PLUS SMALLCAP FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                         CLASS A                                         CLASS B
                                   ---------------------------------------------------   ----------------------------------------
                                    SEVEN                                     FEB. 3,     SEVEN                          MAR. 1,
                                   MONTHS                                       1998     MONTHS        YEAR ENDED        1999(1)
                                    ENDED        YEAR ENDED OCTOBER 31,          TO       ENDED         OCT. 31,            TO
                                   MAY 31,   ------------------------------   OCT. 31,   MAY 31,   -------------------   OCT. 31,
                                   2002(4)     2001       2000       1999       1998     2002(4)     2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
 Net asset value,
 beginning of period          $     10.72      11.61       9.92       8.86      10.00     10.52     11.48       9.88       8.91
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment (loss)        $        --      -0.02      -0.03         --*        --*    -0.02     -0.08      -0.03*     -0.05*
 Net realized and
 unrealized gain (loss) on
 investments                  $      2.06      -0.87       1.72       1.07      -1.14      2.00     -0.88       1.63       1.02
 Total from investment
 operations                   $      2.06      -0.89       1.69       1.07      -1.14      1.98     -0.96       1.60       0.97
LESS DISTRIBUTIONS FROM:
 Net investment income        $        --         --         --       0.01         --        --        --         --         --
 Total distributions          $        --         --         --       0.01         --        --        --         --         --
 Net asset value, end of
 period                       $     12.78      10.72      11.61       9.92       8.86     12.50     10.52      11.48       9.88
 TOTAL RETURN(2):             %     19.22      -7.67      17.04      12.13     -11.40     18.73     -8.36      16.19      10.89
RATIOS AND SUPPLEMENTAL
 DATA:
 Net assets, end of period
 (000's)                      $     9,316      5,020      3,806      2,348        349     2,246       498        299        193
 Ratios to average net
 assets:
 Net expenses after
 expense
 reimbursement(3)(5)          %      1.00       1.00       1.00       1.00       1.00      1.75      1.75       1.75       1.75
 Gross expenses prior to
 expense reimbursement(3)     %      2.11       2.10       1.77       2.28       2.88      2.86      2.85       2.52       3.03
 Net investment income
 (loss) after expense
 reimbursement(3)(5)          %     -0.06      -0.16      -0.30      -0.02       0.00     -0.75     -0.91      -1.05      -0.77
 Portfolio turnover rate      %        61        118        134         85        100        61       118        134         85



                                                                                              CLASS C
                                                                  ---------------------------------------------------------------
                                                                   SEVEN                                                 JUN. 30,
                                                                  MONTHS                                                 1998(1)
                                                                   ENDED              YEAR ENDED OCTOBER 31,                TO
                                                                  MAY 31,      ------------------------------------      OCT. 31,
                                                                  2002(4)        2001          2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     $        10.57        11.50          9.87          8.84          10.62
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                             $        -0.02        -0.09         -0.03         -0.05*         -0.02*
 Net realized and unrealized gain (loss) on
 investments                                              $         2.01        -0.84          1.66          1.08          -1.76
 Total from investment operations                         $         1.99        -0.93          1.63          1.03          -1.78
LESS DISTRIBUTIONS FROM:
 Net investment income                                    $           --           --            --            --             --
 Total distributions                                      $           --           --            --            --             --
 Net asset value, end of period                           $        12.56        10.57         11.50          9.87           8.84
 TOTAL RETURN(2):                                         %        18.83        -8.09         16.51         11.66         -16.76
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                        $          893          395           615           589            155
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)           %         1.50         1.50          1.50          1.50           1.50
 Gross expenses prior to expense reimbursement(3)         %         2.61         2.60          2.27          2.78           3.38
 Net investment income (loss) after expense
 reimbursement(3)(5)                                      %        -0.53        -0.66         -0.80         -0.52          -0.50
 Portfolio turnover rate                                  %           61          118           134            85            100


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(3) Annualized for periods less than one year.


(4) The Fund changed its fiscal year end to May 31.


(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


* Per share data calculated using weighted average number of shares outstanding throughout the period.


 62      ING Index Plus SmallCap Fund

FINANCIAL HIGHLIGHTS                                  ING VALUE OPPORTUNITY FUND
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                         CLASS A
                                           --------------------------------------------------------------------
                                           SEVEN MONTHS                                             FEBRUARY 2,
                                              ENDED                YEAR ENDED OCTOBER 31,             1998 TO
                                             MAY 31,          --------------------------------      OCTOBER 31,
                                             2002(4)           2001         2000         1999          1998
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               $        10.23           14.50        13.20         9.97         10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)         $        -0.01           -0.01        -0.02           --*         0.01*
 Net realized and unrealized gain
 (loss) on investments                $         0.10           -2.22         2.18         3.25         -0.04
 Total from investment operations     $         0.09           -2.23         2.16         3.25         -0.03
LESS DISTRIBUTIONS FROM:
 Net investment income                $           --              --         0.01         0.02            --
 Net realized gains on investments    $           --            2.04         0.85           --            --
 Total distributions                  $           --            2.04         0.86         0.02            --
 Net asset value, end of period       $        10.32           10.23        14.50        13.20          9.97
 TOTAL RETURN(2):                     %         0.88          -17.26        17.24        32.57         -0.30
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)     $       24,634          12,294        7,074        1,139           464
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                  %         1.35            1.35         1.35         1.35          1.35
 Gross expenses prior to expense
 reimbursement(3)                     %         1.62            1.99         1.87         2.77          3.66
 Net investment income (loss)
 after expense reimbursement(3)(5)    %        -0.28           -0.10        -0.17        -0.02          0.12
 Portfolio turnover rate              %          132             172          162          125           132

                                                            CLASS B
                                    -------------------------------------------------------
                                    SEVEN MONTHS           YEAR ENDED            MARCH 1,
                                       ENDED              OCTOBER 31,             1999 TO
                                      MAY 31,          ------------------       OCTOBER 31,
                                      2002(4)           2001        2000           1999
----------------------------------  -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                 10.16           14.38       13.14          11.28
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)           -0.04           -0.07       -0.04          -0.06*
 Net realized and unrealized gain
 (loss) on investments                   0.08           -2.23        2.08           1.92
 Total from investment operations        0.04           -2.30        2.04           1.86
LESS DISTRIBUTIONS FROM:
 Net investment income                     --              --          --             --
 Net realized gains on investments         --            1.92        0.80             --
 Total distributions                       --            1.92        0.80             --
 Net asset value, end of period         10.20           10.16       14.38          13.14
 TOTAL RETURN(2):                        0.39          -17.81       16.31          16.49
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)         587             350         149            188
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                     2.10            2.10        2.10           2.10
 Gross expenses prior to expense
 reimbursement(3)                        2.37            2.74        2.62           3.52
 Net investment income (loss)
 after expense reimbursement(3)(5)      -1.00           -0.85       -0.92          -0.77
 Portfolio turnover rate                  132             172         162            125



                                                                                           CLASS C
                                                             --------------------------------------------------------------------
                                                             SEVEN MONTHS                                              JUNE 30,
                                                                ENDED                YEAR ENDED OCTOBER 31,           1998(1) TO
                                                               MAY 31,          --------------------------------      OCTOBER 31,
                                                               2002(4)           2001         2000         1999          1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                   $        10.11           14.34        13.09         9.95         11.04
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                           $        -0.06           -0.09        -0.03        -0.09*        -0.02*
 Net realized and unrealized gain (loss) on
 investments                                            $         0.10           -2.20         2.08         3.23         -1.07
 Total from investment operations                       $         0.04           -2.29         2.05         3.14         -1.09
LESS DISTRIBUTIONS FROM:
 Net investment income                                  $           --              --           --           --            --
 Net realized gains on investments                      $           --            1.94         0.80           --            --
 Total distributions                                    $           --            1.94         0.80           --            --
 Net asset value, end of period                         $        10.15           10.11        14.34        13.09          9.95
 TOTAL RETURN(2):                                       %         0.40          -17.84        16.39        31.56         -9.88
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                      $          414             388          464          315            95
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)         %         2.10            2.10         2.10         2.10          2.10
 Gross expenses prior to expense reimbursement(3)       %         2.37            2.74         2.62         3.52          4.41
 Net investment income (loss) after expense
 reimbursement(3)(5)                                    %        -0.97           -0.85        -0.92        -0.77         -0.63
 Portfolio turnover rate                                %          132             172          162          125           132


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(3) Annualized for periods less than one year.


(4) The Fund changed its fiscal year end to May 31.


(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.


* Per share data calculated using weighted average number of shares outstanding throughout the period.


** Amount represents less than $0.01 per share.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Value Opportunity Fund       63

ING BALANCED FUND                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                            CLASS A
                                         ------------------------------------------------------------------------------
                                         SEVEN MONTHS
                                            ENDED                             YEAR ENDED OCTOBER 31,
                                           MAY 31,          -----------------------------------------------------------
                                           2002(4)           2001          2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                             $        11.02           14.08         13.72        12.83        14.05        13.49
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income              $         0.08            0.21          0.35         0.29*        0.29*        0.23*
 Net realized and unrealized
 gain (loss) on investments         $         0.12           -1.83          0.82         1.52         1.01         2.03
 Total from investment
 operations                         $         0.20           -1.62          1.17         1.81         1.30         2.26
LESS DISTRIBUTIONS FROM:
 Net investment income              $         0.15            0.23          0.27         0.31         0.24         0.20
 Net realized gains on
 investments                        $           --            1.21          0.54         0.61         2.28         1.50
 Total distributions                $         0.15            1.44          0.81         0.92         2.52         1.70
 Net asset value, end of period     $        11.07           11.02         14.08        13.72        12.83        14.05
 TOTAL RETURN(2):                   %         1.82          -12.36          8.81        14.48        10.44        18.64
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                            $       45,221          33,860        35,564       27,339        7,544        6,289
 Ratios to average net assets:
 Expenses(3)                        %         1.39            1.35          1.31         1.36         1.44         1.99
 Net investment income(3)           %         1.31            1.81          1.99         2.13         2.22         1.68
 Portfolio turnover rate            %          118             180           242          127           85          117

                                                          CLASS B
                                  --------------------------------------------------------
                                  SEVEN MONTHS           YEAR ENDED             MARCH 1,
                                     ENDED               OCTOBER 31,           1999(1) TO
                                    MAY 31,          -------------------       OCTOBER 31,
                                    2002(4)           2001         2000           1999
--------------------------------  --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                               10.97            14.02       13.69          13.00
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income                 0.04             0.12        0.27           0.13*
 Net realized and unrealized
 gain (loss) on investments            0.12            -1.83        0.80           0.65
 Total from investment
 operations                            0.16            -1.71        1.07           0.78
LESS DISTRIBUTIONS FROM:
 Net investment income                 0.11             0.13        0.20           0.09
 Net realized gains on
 investments                             --             1.21        0.54             --
 Total distributions                   0.11             1.34        0.74           0.09
 Net asset value, end of period       11.02            10.97       14.02          13.69
 TOTAL RETURN(2):                      1.45           -13.10        8.01           6.02
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                              1,670            1,312       1,130            745
 Ratios to average net assets:
 Expenses(3)                           2.14             2.10        2.06           2.11
 Net investment income(3)              0.56             1.06        1.24           1.38
 Portfolio turnover rate                118              180         242            127



                                                                                          CLASS C
                                                           ----------------------------------------------------------------------
                                                           SEVEN MONTHS                                                JUNE 30,
                                                              ENDED                YEAR ENDED OCTOBER 31,             1998(1) TO
                                                             MAY 31,          ---------------------------------       OCTOBER 31,
                                                             2002(4)           2001          2000         1999           1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $        10.94           13.96         13.63        12.80          13.27
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                $         0.03            0.13          0.24         0.19*          0.07*
 Net realized and unrealized gain (loss) on
 investments                                          $         0.13           -1.83          0.81         1.52          -0.54
 Total from investment operations                     $         0.16           -1.70          1.05         1.71          -0.47
LESS DISTRIBUTIONS FROM:
 Net investment income                                $         0.11            0.11          0.18         0.27             --
 Net realized gains on investments                    $           --            1.21          0.54         0.61             --
 Total distributions                                  $         0.11            1.32          0.72         0.88             --
 Net asset value, end of period                       $        10.99           10.94         13.96        13.63          12.80
 TOTAL RETURN(2):                                     %         1.47          -13.09          7.95        13.64          -3.54
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $        2,050           1,829         2,185        1,601            216
 Ratios to average net assets:
 Expenses(3)                                          %         2.14            2.10          2.06         2.11           2.11
 Net investment income(3)                             %         0.56            1.06          1.24         1.38           1.55
 Portfolio turnover rate                              %          118             180           242          127             85


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(3) Annualized for periods less than one year.


(4) The Fund changed its fiscal year end to May 31.


* Per share data calculated using weighted average number of shares outstanding throughout the period.


 64      ING Balanced Fund

FINANCIAL HIGHLIGHTS                                  ING GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                            CLASS A
                                         -----------------------------------------------------------------------------
                                         SEVEN MONTHS
                                            ENDED                           YEAR ENDED OCTOBER 31,
                                           MAY 31,      --------------------------------------------------------------
                                           2002(4)       2001          2000          1999          1998          1997
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                             $         9.49       14.18         16.68         15.22         18.01         15.69
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income (loss)       $         0.01        0.02          0.04          0.05*         0.06*         0.03*
 Net realized and unrealized
 gain (loss) on investments         $        -0.04       -3.96          0.49          3.25          0.51          4.99
 Total from investment
 operations                         $        -0.03       -3.94          0.53          3.30          0.57          5.02
LESS DISTRIBUTIONS FROM:
 Net investment income              $         0.01        0.01          0.03          0.11          0.04          0.10
 Net realized gains on
 investments                        $           --        0.74          3.00          1.73          3.32          2.60
 Total distributions                $         0.01        0.75          3.03          1.84          3.36          2.70
 Net asset value, end of period     $         9.45        9.49         14.18         16.68         15.22         18.01
 TOTAL RETURN(2):                   %        -0.28      -29.07          3.50         22.67          3.42         36.49
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                            $       62,062      63,821        92,407        72,789        23,603        15,955
 Ratio to average net assets:
 Expenses(3)                        %         1.16        1.11          1.08          1.11          1.20          1.75
 Net investment income (loss)(3)    %         0.10        0.13          0.08          0.31          0.39          0.18
 Portfolio turnover rate            %          132         194           167           122           160           158

                                                            CLASS B
                                  -----------------------------------------------------------
                                  SEVEN MONTHS             YEAR ENDED              MARCH 1,
                                     ENDED                OCTOBER 31,             1999(1) TO
                                    MAY 31,           --------------------        OCTOBER 31,
                                    2002(4)            2001          2000            1999
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                                9.44            14.11         16.66           15.41
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income (loss)         -0.05            -0.07          0.01           -0.05*
 Net realized and unrealized
 gain (loss) on investments           -0.02            -3.95          0.41            1.31
 Total from investment
 operations                           -0.07            -4.02          0.42            1.26
LESS DISTRIBUTIONS FROM:
 Net investment income                   --               --            --            0.01
 Net realized gains on
 investments                             --             0.65          2.97              --
 Total distributions                     --             0.65          2.97            0.01
 Net asset value, end of period        9.37             9.44         14.11           16.66
 TOTAL RETURN(2):                     -0.74           -29.59          2.72            8.17
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                                611              683           920             493
 Ratio to average net assets:
 Expenses(3)                           1.91             1.86          1.83            1.86
 Net investment income (loss)(3)      -0.65            -0.62         -0.67           -0.44
 Portfolio turnover rate                132              194           167             122



                                                                                            CLASS C
                                                               ------------------------------------------------------------------
                                                               SEVEN MONTHS                                            JUNE 30,
                                                                  ENDED            YEAR ENDED OCTOBER 31,             1998(1) TO
                                                                 MAY 31,      ---------------------------------       OCTOBER 31,
                                                                 2002(4)       2001          2000         1999           1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     $         9.40       14.04         16.59        15.22          16.92
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                             $        -0.01       -0.09          0.01        -0.07*         -0.01*
 Net realized and unrealized gain (loss) on
 investments                                              $        -0.06       -3.91          0.41         3.24          -1.69
 Total from investment operations                         $        -0.07       -4.00          0.42         3.17          -1.70
LESS DISTRIBUTIONS FROM:
 Net investment income                                    $           --          --            --         0.07             --
 Net realized gains on investments                        $           --        0.64          2.97         1.73             --
 Total distributions                                      $           --        0.64          2.97         1.80             --
 Net asset value, end of period                           $         9.33        9.40         14.04        16.59          15.22
 TOTAL RETURN(2):                                         %        -0.74      -29.59          2.72        21.68         -10.05
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                         $        1,327         946         2,209        1,787            569
 Ratio to average net assets:
 Expenses(3)                                              %         1.91        1.86          1.83         1.86           1.86
 Net investment income (loss)(3)                          %        -0.70       -0.62         -0.67        -0.44          -0.27
 Portfolio turnover rate                                  %          132         194           167          122            160


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(3) Annualized for periods less than one year.



(4) The Fund changed its fiscal year end to May 31.


* Per share data calculated using weighted average number of shares outstanding throughout the period.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Growth and Income Fund       65

ING BOND FUND                                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the five months ended March 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                           CLASS A
                                        ------------------------------------------------------------------------------

                                        FIVE MONTHS
                                           ENDED                             YEAR ENDED OCTOBER 31,
                                         MARCH 31,         -----------------------------------------------------------
                                           2002*            2001          2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $      10.75             9.93          9.98        10.37        10.22        10.09
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income              $       0.15             0.50          0.55         0.54(+)      0.57(+)      0.54(+)
 Net realized and change in
 unrealized gain or loss on
 investments                        $      -0.35             0.84         -0.10        -0.39         0.15         0.13
 Total income from investment
 operations                         $      -0.20             1.34          0.45         0.15         0.72         0.67
LESS DISTRIBUTIONS:
 From net investment income         $      -0.19            -0.52         -0.50        -0.54        -0.57        -0.54
 From net realized gains on
 investments                        $      -0.22               --            --           --           --           --
 Total distributions                $      -0.41            -0.52         -0.50        -0.54        -0.57        -0.54
 Net asset value, end of period     $      10.14            10.75          9.93         9.98        10.37        10.22
 TOTAL RETURN                       %      -1.87            13.84          4.62         1.43         7.27         6.89
 Net assets, end of period
 (000's)                            $     54,392           48,947        19,808       11,963        1,890        1,006
 Ratio of net investment expenses
 to average net assets              %       1.00(1)          1.00          1.00         1.00         1.05         1.50
 Ratio of net investment income
 to average net assets              %       3.47(1)          4.84          5.75         5.27         5.49         5.32
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                 %       1.09(1)          1.07          1.09         1.18         1.27         1.89
 Portfolio turnover rate            %      50.94           235.44        361.83       174.14        77.01        48.56

                                                           CLASS B
                                   --------------------------------------------------------
                                                                             PERIOD FROM
                                                                            MARCH 1, 1999
                                   FIVE MONTHS       YEAR ENDED            (DATE OF INITIAL
                                      ENDED          OCTOBER 31,           PUBLIC OFFERING)
                                    MARCH 31,    -------------------        TO OCTOBER 31,
                                      2002*       2001         2000              1999
---------------------------------  --------------------------------------------------------
Net asset value, beginning of
 period                               10.74        9.92         9.98             10.29
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income                 0.11        0.43         0.47              0.31(+)
 Net realized and change in
 unrealized gain or loss on
 investments                          -0.35        0.84        -0.11             -0.32
 Total income from investment
 operations                           -0.24        1.27         0.36             -0.01
LESS DISTRIBUTIONS:
 From net investment income           -0.16       -0.45        -0.42             -0.30
 From net realized gains on
 investments                          -0.22          --           --                --
 Total distributions                  -0.38       -0.45        -0.42             -0.30
 Net asset value, end of period       10.12       10.74         9.92              9.98
 TOTAL RETURN                         -2.25       13.07         3.76             -0.11
 Net assets, end of period
 (000's)                                985         806          345               195
 Ratio of net investment expenses
 to average net assets                 1.75(1)     1.75         1.75              1.75(1)
 Ratio of net investment income
 to average net assets                 2.72(1)     4.09         5.00              4.52(1)
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                    1.84(1)     1.82         1.84              1.93(1)
 Portfolio turnover rate              50.94      235.44       361.83            174.14



                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                                                                                   PERIOD FROM
                                                                                                                  JUNE 30, 1998
                                                       FIVE MONTHS                                               (DATE OF INITIAL
                                                          ENDED               YEAR ENDED OCTOBER 31,             PUBLIC OFFERING)
                                                        MARCH 31,        ---------------------------------        TO OCTOBER 31,
                                                          2002*           2001         2000          1999              1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $      10.73            9.91         9.97         10.37            10.31
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                             $       0.11            0.42         0.50          0.46(+)          0.17(+)
 Net realized and change in unrealized gain or
 loss on investments                               $      -0.35            0.85        -0.14         -0.39             0.05
 Total income from investment operations           $      -0.24            1.27         0.36          0.07             0.22
LESS DISTRIBUTIONS:
 From net investment income                        $      -0.16           -0.45        -0.42         -0.47            -0.16
 From net realized gains on investments            $      -0.22              --           --            --               --
 Total distributions                               $      -0.38           -0.45        -0.42         -0.47            -0.16
 Net asset value, end of period                    $      10.11           10.73         9.91          9.97            10.37
 TOTAL RETURN                                      %      -2.29           13.08         3.76          0.66             2.10
 Net assets, end of period (000's)                 $        886             908          598         1,052              108
 Ratio of net investment expenses to average net
 assets                                            %       1.75(1)         1.75         1.75          1.75             1.75(1)
 Ratio of net investment income to average net
 assets                                            %       2.72(1)         4.09         5.00          4.52             4.79(1)
 Ratio of expenses before reimbursement and
 waiver to average net assets                      %       1.84(1)         1.82         1.84          1.93             1.97(1)
 Portfolio turnover rate                           %      50.94          235.44       361.83        174.14            77.01


--------------------------------------------------------------------------------

(1) Annualized.


*  The Fund changed its fiscal year-end from October 31 to March 31.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

 66      ING Bond Fund

FINANCIAL HIGHLIGHTS                                         ING GOVERNMENT FUND
--------------------------------------------------------------------------------


For the five months ended March 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                           CLASS A
                                        ------------------------------------------------------------------------------

                                        FIVE MONTHS
                                           ENDED                             YEAR ENDED OCTOBER 31,
                                         MARCH 31,         -----------------------------------------------------------
                                           2002*            2001          2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                             $      10.70             9.94          9.86        10.29         9.99         9.79
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income              $       0.13             0.46          0.55         0.48(+)      0.49(+)      0.51(+)
 Net realized and change in
 unrealized gain or loss on
 investments                        $      -0.41             0.74          0.08        -0.45         0.31         0.21
 Total income from investment
 operations                         $      -0.28             1.20          0.63         0.03         0.80         0.72
LESS DISTRIBUTIONS:
 From net investment income         $      -0.15            -0.44         -0.55        -0.46        -0.50        -0.52
 From net realized gains on
 investments                        $      -0.14               --            --           --           --           --
 Total distributions                $      -0.29            -0.44         -0.55        -0.46        -0.50        -0.52
 Net asset value, end of period     $      10.13            10.70          9.94         9.86        10.29         9.99
 TOTAL RETURN                       %      -2.60            12.35          6.65         0.34         8.19         7.67
 Net assets, end of period
 (000's)                            $     24,148           24,711        11,413        6,009          875          531
 Ratio of net investment expenses
 to average net assets              %       0.95(1)          0.95          0.95         0.95         1.03         1.45
 Ratio of net investment income
 to average net assets              %       3.08(1)          4.55          5.65         4.75         4.88         5.16
 Ratio of expenses before
 reimbursement and waiver to net
 average net assets                 %       1.13(1)          1.20          1.22         1.72         1.84         2.45
 Portfolio turnover rate            %     166.73           260.00        138.83        30.72       181.08       147.78

                                                            CLASS B
                                   ---------------------------------------------------------
                                                                              PERIOD FROM
                                                                             MARCH 1, 1999
                                   FIVE MONTHS       YEAR ENDED             (DATE OF INITIAL
                                      ENDED          OCTOBER 31,            PUBLIC OFFERING)
                                    MARCH 31,    -------------------         TO OCTOBER 31,
                                      2002*       2001         2000               1999
---------------------------------  ---------------------------------------------------------
Net asset value, beginning of
 period                               10.71        9.95         9.86             10.12
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income                 0.10        0.36         0.48              0.27(+)
 Net realized and change in
 unrealized gain or loss on
 investments                          -0.42        0.77         0.08             -0.27
 Total income from investment
 operations                           -0.32        1.13         0.56              0.00
LESS DISTRIBUTIONS:
 From net investment income           -0.12       -0.37        -0.47             -0.26
 From net realized gains on
 investments                          -0.14          --           --                --
 Total distributions                  -0.26       -0.37        -0.47             -0.26
 Net asset value, end of period       10.13       10.71         9.95              9.86
 TOTAL RETURN                         -2.99       11.52         5.88              0.00
 Net assets, end of period
 (000's)                                486         512           68               152
 Ratio of net investment expenses
 to average net assets                 1.70(1)     1.70         1.70              1.70(1)
 Ratio of net investment income
 to average net assets                 2.33(1)     3.78         4.90              4.00(1)
 Ratio of expenses before
 reimbursement and waiver to net
 average net assets                    1.88(1)     1.95         1.97              2.47(1)
 Portfolio turnover rate             166.73      260.00       138.83             30.72



                                                                                             CLASS C
                                                                -----------------------------------------------------------------
                                                                                                                   PERIOD FROM
                                                                                                                  JUNE 30, 1998
                                                                FIVE MONTHS               YEAR ENDED             (DATE OF INITIAL
                                                                   ENDED                 OCTOBER 31,             PUBLIC OFFERING)
                                                                 MARCH 31,        --------------------------      TO OCTOBER 31,
                                                                   2002*           2001     2000       1999            1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $      10.69            9.93     9.85      10.29           10.11
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                      $       0.11            0.38    -0.47      -0.40(+)        -0.15(+)
 Net realized and change in unrealized gain or loss on
 investments                                                $      -0.42            0.74     0.09      -0.45            0.17
 Total income from investment operations                    $      -0.31            1.12     0.56      -0.05            0.32
LESS DISTRIBUTIONS:
 From net investment income                                 $      -0.12           -0.36    -0.48      -0.39           -0.14
 From net realized gains on investments                     $      -0.14              --       --         --              --
 Total distributions                                        $      -0.26           -0.36    -0.48      -0.39           -0.14
 Net asset value, end of period                             $      10.12           10.69     9.93       9.85           10.29
 TOTAL RETURN                                               %      -2.95           11.50     5.89      -0.46            3.18
 Net assets, end of period (000's)                          $        511             705      129        124             117
 Ratio of net investment expenses to average net assets     %       1.70(1)         1.70     1.70       1.70            1.70(1)
 Ratio of net investment income to average net assets       %       2.33(1)         3.79     4.90       4.00            4.21(1)
 Ratio of expenses before reimbursement and waiver to
 average net assets                                         %       1.88(1)         1.95     1.97       2.47            2.51(1)
 Portfolio turnover rate                                    %     166.73          260.00   138.83      30.72          181.08


--------------------------------------------------------------------------------

(1) Annualized.


 * The Fund changed its fiscal year-end from October 31 to March 31.


 + Per share data calculated using weighted average number of shares outstanding throughout the period.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                    ING Government Fund       67

ING AELTUS MONEY MARKET FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the five months ended March 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                         CLASS A
                                         -----------------------------------------------------------------------

                                         FIVE MONTHS
                                            ENDED                          YEAR ENDED OCTOBER 31,
                                          MARCH 31,         ----------------------------------------------------
                                            2002*             2001       2000       1999       1998       1997
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                              $        1.00             1.00       1.00       1.00       1.00       1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income               $        0.01             0.05       0.06       0.05(+)    0.05(+)    0.05(+)
 Total income from investment
 operations                          $        0.01             0.05       0.06       0.05       0.05       0.05
LESS DISTRIBUTIONS:
 From net investment income          $       -0.01            -0.05      -0.06      -0.05      -0.05      -0.05
 Total Distributions                 $       -0.01            -0.05      -0.06      -0.05      -0.05      -0.05
 Net asset value, end of period      $        1.00             1.00       1.00       1.00       1.00       1.00
 TOTAL RETURN                        %        0.70             4.58       5.97       4.88       5.36       5.49
 Net assets, end of period (000's)   $     205,147          209,870    194,454    181,623    161,456    156,530
 Ratio of net investment expenses
 to average net assets               %        0.70(1)          0.64       0.59       0.50       0.48       0.37
 Ratio of net investment income to
 average net assets                  %        1.67(1)          4.51       5.80       4.79       5.24       5.31
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                  %          --               --       0.65       0.64       0.72       0.91

                                                             CLASS B
                                    ---------------------------------------------------------
                                                                               PERIOD FROM
                                                                              MARCH 1, 1999
                                    FIVE MONTHS            YEAR ENDED        (DATE OF INITIAL
                                       ENDED               OCTOBER 31,       PUBLIC OFFERING)
                                     MARCH 31,         -------------------    TO OCTOBER 31,
                                       2002*             2001       2000           1999
----------------------------------  ---------------------------------------------------------
Net asset value, beginning of
 period                                 1.00              1.00       1.00           1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                  0.00              0.03       0.05           0.03(+)
 Total income from investment
 operations                             0.00              0.03       0.05           0.03
LESS DISTRIBUTIONS:
 From net investment income             0.00             -0.03      -0.05          -0.03
 Total Distributions                    0.00             -0.03      -0.05          -0.03
 Net asset value, end of period         1.00              1.00       1.00           1.00
 TOTAL RETURN                           0.29              3.55       4.92           2.56
 Net assets, end of period (000's)     1,880             1,199        159            148
 Ratio of net investment expenses
 to average net assets                  1.70(1)           1.64       1.59           1.50(1)
 Ratio of net investment income to
 average net assets                     0.67(1)           3.51       4.80           3.78(1)
 Ratio of expenses before
 reimbursement and waiver to
 average net assets                       --                --       1.65           1.64(1)



                                                                                           CLASS C
                                                            ---------------------------------------------------------------------
                                                                                                                   PERIOD FROM
                                                                                                                  JUNE 30, 1998
                                                            FIVE MONTHS                YEAR ENDED                (DATE OF INITIAL
                                                               ENDED                  OCTOBER 31,                PUBLIC OFFERING)
                                                             MARCH 31,        ----------------------------        TO OCTOBER 31,
                                                               2002*           2001     2000         1999              1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $       1.00            1.00     1.00         1.00              1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                  $       0.01            0.05     0.06         0.05(+)           0.02(+)
 Total income from investment operations                $       0.01            0.05     0.06         0.05              0.02
LESS DISTRIBUTIONS:
 From net investment income                             $      -0.01           -0.05    -0.06        -0.05             -0.02
 Total distributions                                    $      -0.01           -0.05    -0.06        -0.05             -0.02
 Net asset value, end of period                         $       1.00            1.00     1.00         1.00              1.00
 TOTAL RETURN                                           %       0.70            4.58     5.97         4.88              1.75
 Net assets, end of period (000's)                      $     10,866          12,013    9,611        6,765               916
 Ratio of net investment expenses to average net
 assets                                                 %       0.70(1)         0.64     0.59         0.50              0.48(1)
 Ratio of net investment income to average net assets   %       1.67(1)         4.51     5.80         4.79              5.24(1)
 Ratio of expenses before reimbursement and waiver to
 average net assets                                     %         --              --     0.65         0.64              0.72(1)


--------------------------------------------------------------------------------

(1) Annualized.


 * The Fund changed its fiscal year-end from October 31 to March 31.


 + Per share data calculated using weighted average number of shares outstanding throughout the period.

 68      ING Aeltus Money Market Fund

FINANCIAL HIGHLIGHTS                                             ING ASCENT FUND
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                              CLASS A                                   CLASS B
                                                -------------------------------------------------------------------   ------------
                                                SEVEN MONTHS                                         JANUARY 20,      SEVEN MONTHS
                                                   ENDED            YEAR ENDED OCTOBER 31,            1997(1) TO         ENDED
                                                  MAY 31,      ---------------------------------     OCTOBER 31,        MAY 31,
                                                  2002(4)       2001     2000     1999     1998          1997           2002(4)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $        9.52       11.93    12.06    11.09    14.42         12.50             9.51
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                      $        0.04        0.13     0.25     0.19*    0.20*         0.15*           -0.01
 Net realized and unrealized gain (loss)
 on investments                             $        0.62       -2.40     0.71     1.26    -0.40          1.77             0.61
 Total from investment operations           $        0.66       -2.27     0.96     1.45    -0.20          1.92             0.60
LESS DISTRIBUTIONS FROM:
 Net investment income                      $        0.13        0.14     0.20     0.17     0.37            --             0.05
 Net realized gain on investments           $          --          --     0.89     0.31     2.76            --               --
 Total distributions                        $        0.13        0.14     1.09     0.48     3.13            --             0.05
 Net asset value, end of period             $       10.05        9.52    11.93    12.06    11.09         14.42            10.06
 TOTAL RETURN(2):                           %        6.94      -19.23     8.34    13.35    -2.17         15.36             6.36
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $      26,925      23,011   25,131   16,252    2,266           886              159
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                        %        1.25        1.25     1.25     1.45     1.53          2.08             2.00
 Gross expenses prior to expense
 reimbursement(3)                           %        1.50        1.41     1.35     1.51     1.72          2.35             2.25
 Net investment income (loss) after
 expense reimbursement(3)(5)                %        0.60        1.23     1.51     1.61     1.71          1.11            -0.14
 Portfolio turnover rate                    %         149         242      248      132      105           163              149

                                                      CLASS B
                                           -----------------------------
                                             YEAR ENDED       MARCH 1,
                                             OCTOBER 31,     1999(1) TO
                                           ---------------   OCTOBER 31,
                                            2001     2000       1999
-----------------------------------------  -----------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       11.93    12.06      11.21
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                       0.05     0.12       0.07*
 Net realized and unrealized gain (loss)
 on investments                             -2.40     0.76       0.78
 Total from investment operations           -2.35     0.88       0.85
LESS DISTRIBUTIONS FROM:
 Net investment income                       0.07     0.12         --
 Net realized gain on investments              --     0.89         --
 Total distributions                         0.07     1.01         --
 Net asset value, end of period              9.51    11.93      12.06
 TOTAL RETURN(2):                          -19.82     7.58       7.58
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            175      193        116
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                         2.00     2.00       2.00
 Gross expenses prior to expense
 reimbursement(3)                            2.16     2.10       2.26
 Net investment income (loss) after
 expense reimbursement(3)(5)                 0.48     0.76       0.86
 Portfolio turnover rate                      242      248        132



                                                                                             CLASS C
                                                                -----------------------------------------------------------------
                                                                SEVEN MONTHS                                           JUNE 30,
                                                                   ENDED              YEAR ENDED OCTOBER 31,          1998(1) TO
                                                                  MAY 31,         ------------------------------      OCTOBER 31,
                                                                  2002(4)          2001        2000        1999          1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                       $        9.49          11.89       12.03       11.11         12.49
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                      $        0.01           0.06        0.17        0.10*         0.04*
 Net realized and unrealized gain (loss) on investments     $        0.60          -2.41        0.71        1.26         -1.42
 Total from investment operations                           $        0.61          -2.35        0.88        1.36         -1.38
LESS DISTRIBUTIONS FROM:
 Net investment income                                      $        0.04           0.05        0.13        0.13            --
 Net realized gain on investments                           $          --             --        0.89        0.31            --
 Total distributions                                        $        0.04           0.05        1.02        0.44            --
 Net asset value, end of period                             $       10.06           9.49       11.89       12.03         11.11
 TOTAL RETURN(2):                                           %        6.48         -19.84        7.57       12.47        -11.05
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                          $       1,743          1,999       2,731       2,626           133
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)             %        2.00           2.00        2.00        2.20          2.23
 Gross expenses prior to expense reimbursement(3)           %        2.25           2.16        2.10        2.26          2.42
 Net investment income (loss) after expense
 reimbursement(3)(5)                                        %       -0.14           0.48        0.76        0.86          1.01
 Portfolio turnover rate                                    %         149            242         248         132           105


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(3) Annualized for periods less than one year.



(4) The Fund changed its fiscal year end to May 31.


(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.


* Per share data calculated using weighted average number of shares outstanding throughout the period.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                        ING Ascent Fund       69

ING CROSSROADS FUND                                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                              CLASS A                                   CLASS B
                                                -------------------------------------------------------------------   ------------
                                                SEVEN MONTHS                                         JANUARY 20,      SEVEN MONTHS
                                                   ENDED            YEAR ENDED OCTOBER 31,            1997(1) TO         ENDED
                                                  MAY 31,      ---------------------------------     OCTOBER 31,        MAY 31,
                                                  2002(4)       2001     2000     1999     1998          1997           2002(4)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $        9.86       11.65    11.67    11.01    13.22         11.67             9.85
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                      $        0.06        0.21     0.35     0.27*    0.27*         0.30*            0.03
 Net realized and unrealized gain (loss)
 on investments                             $        0.53       -1.76     0.43     0.83    -0.37          1.25             0.51
 Total from investment operations           $        0.59       -1.55     0.78     1.10    -1.10          1.55             0.54
LESS DISTRIBUTIONS FROM:
 Net investment income                      $        0.21        0.24     0.27     0.20     0.41            --             0.12
 Net realized gain on investments           $          --          --     0.53     0.24     1.70            --               --
 Total distributions                        $        0.21        0.24     0.80     0.44     2.11            --             0.12
 Net asset value, end of period             $       10.24        9.86    11.65    11.67    11.01         13.22            10.27
 TOTAL RETURN(2):                           %        6.01      -13.53     7.02    10.10    -1.17         13.28             5.54
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $      39,763      32,912   32,868   15,389    2,105           547              128
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                        %        1.20        1.20     1.20     1.45     1.52          2.11             1.95
 Gross expenses prior to expense
 reimbursement(3)                           %        1.42        1.36     1.33     1.53     1.68          2.41             2.17
 Net investment income after expense
 reimbursement(3)(5)                        %        1.08        2.02     2.29     2.29     2.33          1.64             0.37
 Portfolio turnover rate                    %         129         204      239      125      116           162              129

                                                      CLASS B
                                           -----------------------------
                                             YEAR ENDED       MARCH 1,
                                             OCTOBER 31,     1999(1) TO
                                           ---------------   OCTOBER 31,
                                            2001     2000       1999
-----------------------------------------  -----------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       11.66    11.68      11.09
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                       0.14     0.18       0.12*
 Net realized and unrealized gain (loss)
 on investments                             -1.77     0.52       0.47
 Total from investment operations           -1.63     0.70       0.59
LESS DISTRIBUTIONS FROM:
 Net investment income                       0.18     0.19         --
 Net realized gain on investments              --     0.53         --
 Total distributions                         0.18     0.72         --
 Net asset value, end of period              9.85    11.66      11.68
 TOTAL RETURN(2):                          -14.18     6.24       5.32
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            184      139        105
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                         1.95     1.95       2.20
 Gross expenses prior to expense
 reimbursement(3)                            2.11     2.08       2.28
 Net investment income after expense
 reimbursement(3)(5)                         1.27     1.54       1.54
 Portfolio turnover rate                      204      239        125



                                                                                             CLASS C
                                                                -----------------------------------------------------------------
                                                                SEVEN MONTHS                                           JUNE 30,
                                                                   ENDED              YEAR ENDED OCTOBER 31,          1998(1) TO
                                                                  MAY 31,         ------------------------------      OCTOBER 31,
                                                                  2002(4)          2001        2000        1999          1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                       $        9.90          11.66       11.65       11.04         12.18
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                      $        0.03           0.18        0.03        0.18*         0.06*
 Net realized and unrealized gain (loss) on investments     $        0.51          -1.81        0.66        0.83         -1.20
 Total from investment operations                           $        0.54          -1.63        0.69        1.01         -1.14
LESS DISTRIBUTIONS FROM:
 Net investment income                                      $        0.13           0.13        0.15        0.16            --
 Net realized gain on investments                           $          --             --        0.53        0.24            --
 Total distributions                                        $        0.13           0.13        0.68        0.40            --
 Net asset value, end of period                             $       10.31           9.90       11.66       11.65         11.04
 TOTAL RETURN(2):                                           %        5.52         -14.10        6.15        9.30         -9.36
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                          $         116            123         169         127           158
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)             %        1.95           1.95        1.95        2.20          2.24
 Gross expenses prior to expense reimbursement(3)           %        2.17           2.11        2.08        2.28          2.40
 Net investment income after expense reimbursement(3)(5)    %        0.34           1.27        1.54        1.54          1.61
 Portfolio turnover rate                                    %         129            204         239         125           116


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(3) Annualized for periods less than one year.



(4) The Fund changed its fiscal year end to May 31.


(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.


* Per share data calculated using weighted average number of shares outstanding throughout the period.


 70      ING Crossroads Fund

FINANCIAL HIGHLIGHTS                                             ING LEGACY FUND
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.


                                                                                     CLASS A
                                                          -------------------------------------------------------------
                                                          SEVEN MONTHS                                        JAN. 20,
                                                             ENDED            YEAR ENDED OCTOBER 31,         1997(1) TO
                                                            MAY 31,      ---------------------------------    OCT. 31,
                                                            2002(4)       2001     2000     1999     1998       1997
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $        9.71       10.62    10.48    10.15    12.09      11.01
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                $        0.12        0.29     0.42     0.31*    0.31*      0.29*
 Net realized and unrealized gain (loss) on
 investments                                          $        0.28       -0.86     0.34     0.46    -0.06       0.79
 Total from investment operations                     $        0.40       -0.57     0.76     0.77     0.25       1.08
LESS DISTRIBUTIONS FROM:
 Net investment income                                $        0.37        0.34     0.28     0.22     0.57         --
 Net realized gain on investments                     $          --          --     0.34     0.22     1.62         --
 Total distributions                                  $        0.37        0.34     0.62     0.44     2.19         --
 Net asset value, end of period                       $        9.74        9.71    10.62    10.48    10.15      12.09
 TOTAL RETURN(2):                                     %        4.24       -5.50     7.65     7.65     2.29       9.81
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $      23,120      20.973   18,220   10,371    1,812        481
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)       %        1.15        1.15     1.15     1.45     1.53       2.21
 Gross expenses prior to expense reimbursement(3)     %        1.56        1.50     1.44     1.70     1.96       2.50
 Net investment income after expense
 reimbursement(3)(5)                                  %        1.99        3.05     3.44     2.98     2.97       2.39
 Portfolio turnover rate                              %         101         165      195      120      115        159

                                                                       CLASS B
                                                     -------------------------------------------
                                                     SEVEN MONTHS     YEAR ENDED       MAR. 1,
                                                        ENDED         OCTOBER 31,     1999(1) TO
                                                       MAY 31,      ---------------    OCT. 31,
                                                       2002(2)       2001     2000       1999
---------------------------------------------------  -------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     9.73       10.63    10.49      10.08
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                    0.02        0.27     0.38       0.16*
 Net realized and unrealized gain (loss) on
 investments                                              0.33       -0.91     0.31       0.25
 Total from investment operations                         0.35       -0.64     0.69       0.41
LESS DISTRIBUTIONS FROM:
 Net investment income                                    0.28        0.26     0.21         --
 Net realized gain on investments                           --          --     0.34         --
 Total distributions                                      0.28        0.26     0.55         --
 Net asset value, end of period                           9.80        9.73    10.63      10.49
 TOTAL RETURN(2):                                         3.66       -6.14     6.91       4.07
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         217         125      115        123
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)           1.90        1.90     1.90       2.20
 Gross expenses prior to expense reimbursement(3)         2.31        2.25     2.19       2.45
 Net investment income after expense
 reimbursement(3)(5)                                      1.21        2.30     2.69       2.23
 Portfolio turnover rate                                   101         165      195        120



                                                                                             CLASS C
                                                                -----------------------------------------------------------------
                                                                SEVEN MONTHS                                           JUN. 30,
                                                                   ENDED              YEAR ENDED OCTOBER 31,          1998(1) TO
                                                                  MAY 31,         ------------------------------       OCT. 31,
                                                                  2002(4)          2001        2000        1999          1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                       $        9.69          10.59       10.46       10.18         10.72
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                      $        0.10           0.24        0.32        0.23*         0.08*
 Net realized and unrealized gain (loss) on investments     $        0.26          -0.88        0.36        0.46         -0.62
 Total from investment operations                           $        0.36          -0.64        0.68        0.69         -0.54
LESS DISTRIBUTIONS FROM:
 Net investment income                                      $        0.29           0.26        0.21        0.19            --
 Net realized gain on investments                           $          --             --        0.34        0.22            --
 Total distributions                                        $        0.29           0.26        0.55        0.41            --
 Net asset value, end of period                             $        9.76           9.69       10.59       10.46         10.18
 TOTAL RETURN(2):                                           %        3.74          -6.18        6.81        6.88         -5.04
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                          $         240            251         275         304           171
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)             %        1.90           1.90        1.90        2.20          2.24
 Gross expenses prior to expense reimbursement(3)           %        2.31           2.25        2.19        2.45          2.67
 Net investment income after expense reimbursement(3)(5)    %        1.23           2.30        2.69        2.23          2.26
 Portfolio turnover rate                                    %         101            165         195         120           115


--------------------------------------------------------------------------------


(1) Commencement of offering of shares.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(3) Annualized for periods less than one year.



(4) The Fund changed its fiscal year end to May 31.


(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.


* Per share data calculated using weighted average number of shares outstanding throughout the period.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        ING Legacy Fund       71

In addition to the Funds offered in this Prospectus, ING Funds Distributor, Inc. also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

DOMESTIC EQUITY AND INCOME FUNDS
ING Convertible Fund
ING Equity and Income Fund

DOMESTIC EQUITY GROWTH FUNDS
ING Growth + Value Fund
ING Growth Opportunities Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING Research Enhanced Index Fund
ING SmallCap Opportunities Fund

DOMESTIC EQUITY VALUE FUNDS
ING Financial Services Fund
ING Large Company Value Fund
ING MagnaCap Fund
ING Tax Efficient Equity Fund

FIXED INCOME FUNDS
ING GNMA Income Fund
ING High Yield Bond Fund
ING High Yield Opportunity Fund
ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund
ING Strategic Income Fund

GLOBAL EQUITY FUNDS
ING Global Real Estate Fund
ING Global Technology Fund
ING Worldwide Growth Fund

INTERNATIONAL EQUITY FUNDS
ING Asia-Pacific Equity Fund
ING Emerging Countries Fund
ING European Equity Fund
ING International Fund
ING International SmallCap Growth Fund
ING International Value Fund
ING Precious Metals Fund
ING Russia Fund

MONEY MARKET FUNDS
ING Classic Money Market Fund
ING Money Market Fund


LOAN PARTICIPATION FUNDS


ING Senior Income Fund


ING Prime Rate Trust

        [ING FUNDS LOGO]       ATABCPROS080102-080102


WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING FUNDS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING Funds. The SAI is legally part of this prospectus
(it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC). Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, N.W.
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

ING Series Fund, Inc.                811-6352
  ING International Growth Fund
  ING Growth Fund
  ING Small Company Fund
  ING Index Plus LargeCap Fund
  ING Index Plus MidCap Fund
  ING Index Plus SmallCap Fund
  ING Value Opportunity Fund
  ING Balanced Fund
  ING Growth and Income Fund
  ING Technology Fund
  ING Bond Fund
  ING Government Fund
  ING Aeltus Money Market Fund
  ING Ascent Fund
  ING Crossroads Fund
  ING Legacy Fund

       PROSPECTUS

[ABACUS PHOTO]
       August 1, 2002

       Class I
                                                 INSTITUTIONAL CLASS SHARES

                                                 INTERNATIONAL FUND
                                                 ING International Growth Fund

                                                 DOMESTIC EQUITY GROWTH FUNDS
                                                 ING Growth Fund
                                                 ING Small Company Fund
                                                 ING Technology Fund

                                                 DOMESTIC EQUITY INDEX FUNDS
                                                 ING Index Plus LargeCap Fund
                                                 ING Index Plus MidCap Fund
                                                 ING Index Plus SmallCap Fund

                                                 DOMESTIC EQUITY VALUE FUND
                                                 ING Value Opportunity Fund

                                                 DOMESTIC EQUITY AND INCOME
                                                 FUNDS
                                                 ING Balanced Fund
                                                 ING Growth and Income Fund

                                                 FIXED INCOME FUNDS
                                                 ING Bond Fund
                                                 ING Government Fund
                                                 ING Aeltus Money Market Fund

                                                 GENERATION FUNDS
                                                 ING Ascent Fund
                                                 ING Crossroads Fund
                                                 ING Legacy Fund

       This Prospectus contains important information about investing in the ING Funds. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Funds will achieve their objectives. As with all mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                                         [ING FUNDS LOGO]
                                               (formerly the Aetna Funds)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT
         STRATEGY



[SCALE GRAPHIC]
         RISKS




This Prospectus describes each Fund's objective, investment strategy and risks.

You'll also find:

[MONEY GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED



HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).


[PENNY]  WHAT YOU
         PAY TO
         INVEST



WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

    INTRODUCTION TO THE ING FUNDS
    FUNDS AT A GLANCE                                        2
    INTERNATIONAL FUND
    ING International Growth Fund                            4



    DOMESTIC EQUITY GROWTH FUNDS
    ING Growth Fund                                          6
    ING Small Company Fund                                   8
    ING Technology Fund                                     10



    DOMESTIC EQUITY INDEX FUNDS
    ING Index Plus LargeCap Fund                            12
    ING Index Plus MidCap Fund                              14
    ING Index Plus SmallCap Fund                            16



    DOMESTIC EQUITY VALUE FUNDS
    ING Value Opportunity Fund                              18



    DOMESTIC EQUITY AND INCOME FUNDS
    ING Balanced Fund                                       20
    ING Growth and Income Fund                              22



    FIXED INCOME FUNDS
    ING Bond Fund                                           24
    ING Government Fund                                     26
    ING Aeltus Money Market Fund                            28



    GENERATION FUNDS
    ING Ascent Fund                                         30
    ING Crossroads Fund                                     30
    ING Legacy Fund                                         30

    WHAT YOU PAY TO INVEST                                  36
    SHAREHOLDER GUIDE                                       38
    MANAGEMENT OF THE FUNDS                                 42
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      44
    MORE INFORMATION ABOUT RISKS                            45
    FINANCIAL HIGHLIGHTS                                    49
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FUNDS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of each Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objective, strategies and risks, which begin on page 4.

                  FUND                                                   INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
INTERNATIONAL     International Growth Fund                              Long-term capital growth
FUND              Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          Growth Fund                                            Growth of Capital
EQUITY GROWTH     Adviser: ING Investments, LLC
FUNDS             Sub-Adviser: Aeltus Investment Management, Inc.

                  Small Company Fund                                     Growth of Capital
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Technology Fund                                        Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: AIC Asset Management, LLC


DOMESTIC          Index Plus LargeCap Fund                               Outperform the total return
EQUITY INDEX      Adviser: ING Investments, LLC                          performance of the Standard &
FUNDS             Sub-Adviser: Aeltus Investment Management, Inc.        Poor's 500 Composite Stock
                                                                         Price Index (S&P 500 Index),
                                                                         while maintaining a market
                                                                         level of risk

                  Index Plus MidCap Fund                                 Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's MidCap 400 Index (S&P
                                                                         400 Index), while maintaining
                                                                         a market level of risk

                  Index Plus SmallCap Fund                               Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's SmallCap 600 Index (S&P
                                                                         600 Index), while maintaining
                                                                         a market level of risk


DOMESTIC          Value Opportunity Fund                                 Growth of Capital
EQUITY VALUE      Adviser: ING Investments, LLC
FUND              Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          Balanced Fund                                          Maximize total return with
EQUITY AND        Adviser: ING Investments, LLC                          reasonable safety of principal
INCOME FUNDS      Sub-Adviser: Aeltus Investment Management, Inc.

                  Growth and Income Fund                                 Long-term capital growth and
                  Adviser: ING Investments, LLC                          income
                  Sub-Adviser: Aeltus Investment Management, Inc.


FIXED INCOME      Bond Fund                                              Provide as high a level of
FUNDS             Adviser: ING Investments, LLC                          total return as is consistent
                  Sub-Adviser: Aeltus Investment Management, Inc.        with reasonable risk

                  ING Government Fund                                    Provide income consistent with
                  Adviser: ING Investments, LLC                          the preservation of capital
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Aeltus Money Market Fund                               Provide high current return
                  Adviser: ING Investments, LLC                          consistent with the
                  Sub-Adviser: Aeltus Investment Management, Inc.        preservation of capital and
                                                                         liquidity


GENERATION        Ascent Fund                                            Capital appreciation
FUNDS             Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  Crossroads Fund                                        Provide total return (i.e.,
                  Adviser: ING Investments, LLC                          income and capital
                  Sub-Adviser: Aeltus Investment Management, Inc.        appreciation, both realized
                                                                         and unrealized)

                  Legacy Fund                                            Provide total return
                  Adviser: ING Investments, LLC                          consistent with preservation
                  Sub-Adviser: Aeltus Investment Management, Inc.        of capital

 2      Funds at a Glance

                                                               FUNDS AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Common stocks principally traded in countries             Price volatility and other risks that accompany an
outside of the U.S.                                       investment in foreign equities. Sensitive to currency
                                                          exchange rates, international political and economic
                                                          conditions and other risks that affect foreign securities.


Equity securities of large U.S. companies.                Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities of small-sized U.S. companies.          Price volatility and other risks that accompany an
                                                          investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during period of economic uncertainty.


Equity securities of companies in the information         Price volatility and other risks that accompany an
technology sector.                                        investment in equity securities and maintaining a
                                                          non-diversified portfolio focusing on companies engaged in information technology section.


Equity securities included in the S&P 500 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 400 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 600 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to be undervalued.                                        investment in equity securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to offer above-average growth potential.                  investment in equity securities.


Investment grade debt securities with a minimum           Credit, interest rate, repayment and other risks that
average portfolio quality being investment grade,         accompany an investment in fixed income securities. May be
and dollar weighted average maturity generally            sensitive to credit risk during economic downturns.
ranging between five and ten years.


Securities issued or guaranteed as to the timely          Credit, interest rate, repayment and other risks that
payment of principal and interest by the U.S.             accompany an investment in government bonds and mortgage
Government, its agencies or instrumentalities.            related investments. Generally has less credit risk than
                                                          other income funds.


High quality, money market instruments.                   Credit, interest rate, repayment and other risks that
                                                          accompany an investment in U.S. dollar-denominated
                                                          short-term securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Funds at a Glance       3

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INTERNATIONAL GROWTH FUND                 Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital growth primarily through investment in common stocks principally traded in countries outside of the United States. International Growth will not target any given level of current income.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, International Growth invests at least 65% of its total assets in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.

In managing International Growth, Aeltus looks to:

- Diversify the Fund's portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value.

- Allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates.

- Invest primarily in established foreign securities markets, although it may invest in emerging markets as well.

- Use internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. Aeltus analyzes cash flows, earnings and dividends of each company, in an attempt to select companies with long-term sustainable growth characteristics.

The Fund may employ currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others: The principal risks of investing in International Growth are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks of foreign investing include:

- Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts.

- Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable.

- Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

- Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries.

- Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.

 4      ING International Growth Fund

                                                   ING INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

   1992      1993       1994       1995       1996       1997       1998       1999       2000       2001
  -------   -------    -------    -------    -------    -------    -------    -------    -------    -------
  -10.84%     30.37%      0.04%      6.98%     23.23%     15.91%     18.34%     52.09%    -21.46%    -25.74%

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
               4th quarter 1999:  31.90%
               3rd quarter 2001: -21.18%
             Fund's year-to-date total return as of June 30, 2002:
                                    -11.76%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International -- Europe, Australia and Far East Index (MSCI EAFE Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %  -25.74          4.00                  6.44
Class I Return After Taxes on Distributions                     %  -25.74          0.31                  3.69
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %  -15.67          2.25                  4.36
MSCI EAFE Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                     %  -21.21          1.17                  4.76(3)

(1) Class I commenced operations on January 3, 1992.

(2) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(3) The MSCI EAFE Index return is for the period beginning January 3, 1992 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING International Growth Fund       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GROWTH FUND                               Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Growth invests at least 65% of its total assets in common stocks and securities convertible into common stock.

In managing Growth, Aeltus:

- Emphasizes stocks of larger companies, although Growth may invest in companies of any size.

- Uses internally developed quantitative computer models to evaluate the financial characteristics (for example, earnings growth consistency, earnings momentum, and price/free cash flow ratio) of approximately 1,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates but whose perceived value is not reflected in the stock price.

- Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others: The principal risks of investing in Growth are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

 6      ING Growth Fund

                                                                 ING GROWTH FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999      2000      2001
  -----    -----    -----    -----    -----    -----    -----    -----    ------    ------
                     5.59    34.30    22.12    22.75    37.90    35.09    -12.60    -27.38

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1998 :  23.31%
                           1st quarter 2001 : -23.59%
             Fund's year-to-date total return as of June 30, 2002:
                                    -17.06%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %  -27.38          7.74                  12.23
Class I Return After Taxes on Distributions                     %  -27.38          5.09                   9.45
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %  -16.67          5.73                   9.36
Russell 1000 Growth Index (reflects no deduction for fees,
expenses or taxes)(2)                                           %  -20.42          8.27                  12.58(3)

(1) Class I commenced operations on January 4, 1994.

(2) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

(3) The Russell 1000 Growth Index return is for the period beginning January 4, 1994 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                         ING Growth Fund       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING SMALL COMPANY FUND                        Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Small Company invests at least 80% of its assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as:

- The 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization).

- All companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index.

- Companies with market capitalizations lower than companies included in the first two categories.

In managing Small Company, Aeltus:

- Invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value.

- Uses internally developed quantitative computer models to evaluate financial characteristics (for example, changes in earnings, earnings estimates and price momentum) of over 2,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price.

- Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

- May invest, to a limited extent, in foreign stocks.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:
The principal risks of investing in Small Company are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.

- When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

- Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 8      ING Small Company Fund

                                                          ING SMALL COMPANY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992      1993      1994       1995       1996       1997       1998       1999      2000       2001
  ----      ----      ----      -------    -------    -------    -------    -------   -------    -------

                         1.30%    48.17%     13.62%     33.28%      1.27%     31.01%     7.65%      3.74%

(1) These figures are for the year ended December 31 of each year.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                           1st quarter 2000 :  28.43%
                           3rd quarter 1998 : -18.17%
             Fund's year-to-date total return as of June 30, 2002:
                                     -7.28%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %    3.74           14.58                  16.41
Class I Return After Taxes on Distributions                     %    3.63           11.28                  12.64
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %    2.28           10.41                  11.88
Russell 2000 Index (reflects no deduction for fees, expenses
or taxes)(2)                                                    %    2.49            7.52                   9.79(3)

(1) Class I commenced operations on January 4, 1994.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.

(3) The Russell 2000 Index return is for the period beginning January 4, 1994 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING Small Company Fund       9

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING TECHNOLOGY FUND                                    AIC Asset Management, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


Technology invests at least 80% of its assets in common stocks and securities convertible into common stock of companies in the information technology sector.



Companies in the information technology sector include companies that AIC Asset Management, LLC (AIC) considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by this sector:


- Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.

- Telecommunications products and services.

- Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.

- Data processing products and services.

- Financial services companies that collect or disseminate market, economic, and financial information.

- Internet companies and other companies engaged in, or providing products or services for, e-commerce.

AIC considers a company to be principally engaged in the information technology industries if at the time of investment at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. AIC will also consider a company to be principally engaged in the information technology industries if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

In selecting stocks for Technology, AIC looks at a company's valuation relative to its potential long-term growth rate. AIC may look to see whether a company offers a new or improved product, service, or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. Technology may sell a security if AIC determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if AIC believes that another investment offers a better opportunity.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Technology are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.


Because Technology's investments are concentrated in the information technology sector, Technology may be subject to more abrupt swings in value than a fund which invests in a broader range of industries.


Investments in information technology companies may be highly volatile. Changes in their prices may reflect changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of information technology investments generally.

Technology may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

 10      ING Technology Fund

                                                             ING TECHNOLOGY FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999     2000      2001
  -----    -----    -----    -----    -----    -----    -----    -----    -----    ------
                                                                                   -24.67

(1) This figure is for the year ended December 31, 2001.

(2) Effective March 1, 2000, ING Investments, LLC serves as investment adviser. Formerly, Aeltus Investment Management, Inc. served as the investment adviser. Despite the change in investment adviser, AIC Asset Management, LLC has served as Sub-Adviser since the Fund commenced operations.

            Best and worst quarterly performance during this period:
                           4th quarter 2001 :  39.63%
                           3rd quarter 2001 : -34.92%
             Fund's year-to-date total return as of June 30, 2002:
                                    -29.04%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Goldman Sachs Technology Industry Composite Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %   -24.67           -34.61                  N/A
Class I Return After Taxes on Distributions                     %   -24.67           -34.61                  N/A
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %   -15.02           -26.60                  N/A
Goldman Sachs Technology Industry Composite Index
(reflects no deduction for fees, expenses or taxes)(2)          %   -28.69           -38.48(3)               N/A

(1) Class I commenced operations on March 1, 2000.

(2) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

(3) The Goldman Sachs Technology Industry Composite Index return is for the period beginning March 1, 2000 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    ING Technology Fund       11

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS LARGECAP FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Index Plus LargeCap invests at least 80% of its assets in stocks included in the S&P 500 Index. The S&P 500 Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing Index Plus LargeCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 500 Index that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. Stocks that Aeltus believes are likely to match the performance of the S&P 500 Index are generally invested in proportion to their representation in the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in Index Plus LargeCap between 400 and 450 of the stocks included in the S&P 500 Index. Although the Fund will not hold all the stocks in the S&P 500 Index, Aeltus expects that there will be a close correlation between the performance of Index Plus LargeCap and that of the S&P 500 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Index Plus LargeCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

 12      ING Index Plus LargeCap Fund

                                                    ING INDEX PLUS LARGECAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999     2000      2001
  -----    -----    -----    -----    -----    -----    -----    -----    -----    ------
                                               33.93%   32.50%   24.51%   -9.46%   -13.97%

(1) These figures are for the year ended December 31 of each year.


(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.


            Best and worst quarterly performance during this period:

                           4th quarter 1998 :  22.49%


                           3rd quarter 2001 : -13.82%

             Fund's year-to-date total return as of June 30, 2002:

                                    -12.64%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.


Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %  -13.97          11.47                 11.07
Class I Return After Taxes on Distributions                     %  -14.26          10.25                  9.86
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %   -8.51           8.84                  8.51
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(2)                                                       %  -11.88          10.70                 10.61(3)

(1) Class I commenced operations on December 10, 1996.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The S&P 500 Index return is for the period beginning December 10, 1996 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Index Plus LargeCap Fund       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS MIDCAP FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Index Plus MidCap invests at least 80% of its assets in stocks included in the S&P 400 Index. The S&P 400 Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing Index Plus MidCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 400 Index that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P 400 Index, Aeltus expects that there will be a close correlation between the performance of Index Plus MidCap and that of the S&P 400 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 400 Index.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Index Plus MidCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies.

The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

 14      ING Index Plus MidCap Fund

                                                      ING INDEX PLUS MIDCAP FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
  -----   -----   -----   -----   -----   -----   -----   -----   -----    -----
                                                          15.61%  19.98%   -1.59%

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:

                           4th quarter 1999 :  18.79%


                           3rd quarter 2001 : -13.72%

             Fund's year-to-date total return as of June 30, 2002:

                                     -1.22%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %    -1.59            14.34                  N/A
Class I Return After Taxes on Distributions                     %    -1.75            11.28                  N/A
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %    -0.97            10.36                  N/A
S&P MidCap 400 Index (reflects no deduction for fees,
expenses or taxes)(2)                                           %    -0.61            12.67(3)               N/A

(1) Class I commenced operations on February 3, 1998.

(2) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(3) The S&P MidCap 400 Index return is for the period beginning February 3, 1998 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Index Plus MidCap Fund       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING INDEX PLUS SMALLCAP FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Index Plus SmallCap invests at least 80% of its assets in stocks included in the S&P 600 Index. The S&P 600 Index is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing Index Plus SmallCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 600 Index that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P 600 Index, Aeltus expects that there will be a close correlation between the performance of Index Plus SmallCap and that of the S&P 600 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 600 Index.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Index Plus SmallCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.

- When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Finally, the success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

 16      ING Index Plus SmallCap Fund

                                                    ING INDEX PLUS SMALLCAP FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993    1994    1995    1996    1997    1998    1999    2000     2001
  -----   -----   -----   -----   -----   -----   -----   -----   -----    -----
                                                          10.28    7.83     3.21



(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 2001 :  17.84%
                           3rd quarter 2001 : -14.93%
             Fund's year-to-date total return as of June 30, 2002:
                                     0.90%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's SmallCap 600 Index (S&P 600 Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %    3.21            5.37                  N/A
Class I Return After Taxes on Distributions                     %    3.21            5.33                  N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %    1.95            4.34                  N/A
S&P 600 Index (reflects no deduction for fees, expenses or
taxes)(2)                                                       %    6.54            7.58(3)               N/A

(1) Class I commenced operations on February 3, 1998.

(2) The S&P 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of approximately $900 million.

(3) The S&P SmallCap 600 Index return is for the period beginning February 3, 1998 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Index Plus SmallCap Fund       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VALUE OPPORTUNITY FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Value Opportunity invests at least 65% of its total assets in common stocks and securities convertible into common stock. In managing Value Opportunity, Aeltus tends to invest in larger companies it believes are trading below their perceived value, although it may invest in companies of any size. Aeltus believes that Value Opportunity's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. In searching for investments, Aeltus evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. Aeltus looks to sell a security when company business fundamentals deteriorate or when price objectives are reached.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Value Opportunity are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

 18      ING Value Opportunity Fund

                                                      ING VALUE OPPORTUNITY FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

   1992    1993    1994    1995    1996    1997    1998    1999    2000   2001
  ------  ------  ------  ------  ------  ------  ------  ------  ------  -----
                                                          19.60%  8.41%   -10.15%

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1999 :  16.42%
                           3rd quarter 2001 : -15.78%
             Fund's year-to-date total return as of June 30, 2002:
                                    -10.47%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                     5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                     %   -10.15             8.41                  N/A
Class I Return After Taxes on Distributions                     %   -10.15             6.73                  N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %    -6.18             6.45                  N/A
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                     %   -11.88             5.49(3)               N/A

(1) Class I commenced operations on February 2, 1998.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The S&P 500 Index return is for the period beginning February 2, 1998 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Value Opportunity Fund       19

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING BALANCED FUND                             Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Balanced allocates its assets between the following asset classes:

- equities, such as common and preferred stocks;

- debt, such as bonds, mortgage-related and other asset-backed securities;

- U.S. Government securities; and

- money market instruments.

Aeltus typically maintains approximately 60% of Balanced's total assets in equities and approximately 40% of its total assets in debt (including money market instruments), although those percentages may vary from time to time depending on Aeltus' view of the relative attractiveness of each asset class. In making asset allocation decisions, Aeltus uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, Aeltus uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. Aeltus generally does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Fund's portfolio.

In managing the equity component of Balanced, Aeltus typically emphasizes investment in stocks of larger companies, although it may invest in stocks of smaller companies and stocks of foreign issuers.

In managing the debt component of Balanced, Aeltus looks to select investments with the opportunity to enhance the portfolio's yield and total return, focusing on performance over the long term. The Fund may invest up to 15% of its total assets in high-yield instruments. High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by Aeltus to be of comparable quality. The Fund may also invest in foreign debt securities.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Balanced are those generally attributable to stock and bond investing. The success of the Fund's strategy depends on Aeltus' skill in allocating Fund assets between equities and debt and in choosing investments within those categories. Because the Fund's assets are allocated between equities and fixed income securities, Balanced may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Further, stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

The Fund's fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. In either case, the price of Fund shares may fall. High-yield instruments are even more sensitive to economic and market conditions than other fixed income instruments.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce the risk may not perform as expected.

 20      ING Balanced Fund

                                                               ING BALANCED FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992     1993     1994     1995     1996     1997     1998     1999     2000      2001
  -----    -----    -----    -----    -----    -----    -----    -----    -----    ------
  6.68      9.73    -1.73    26.18    15.34    21.09    16.52    12.27    -1.05     -4.61

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 1998: 12.85%
                            3rd quarter 2001: -7.61%
             Fund's year-to-date total return as of June 30, 2002:
                                     -5.79%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index and the Lehman Brothers Aggregate Bond Index (LBAB Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %  -4.61           8.38                   9.61
Class I Return After Taxes on Distributions                     %  -5.41           5.53                   7.04
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %  -2.81           5.84                   6.94
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                     %  -11.88         10.70                  12.94(3)
LBAB Index (reflects no deduction for fees, expenses or
  taxes)(4)                                                     %   8.44           7.43                   7.23(5)
Composite Index (reflects no deduction for fees, expenses or
  taxes)(6)                                                     %  -3.71           9.81                  10.88

(1) Class I commenced operations on January 3, 1992.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The S&P 500 Index return is for the period beginning January 3, 1992 (inception date of the Fund).

(4) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(5) The LBAB Index return is for the period beginning January 3, 1992 (inception date of the Fund).

(6) The Composite Index consists of 60% S&P 500 Index and 40% LBAB.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      ING Balanced Fund       21

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GROWTH AND INCOME FUND                    Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term growth of capital and income through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stock believed to offer above-average growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, Growth and Income invests at least 65% of its total assets in common stocks that Aeltus believes have significant potential for capital appreciation or income growth or both.

In managing Growth and Income, Aeltus:

- Emphasizes stocks of larger companies.

- Looks to invest the Fund's assets in stocks of small and medium-sized companies and stocks of foreign issuers, depending upon market conditions.

- Combines internally developed quantitative computer models with a qualitative overlay to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, Aeltus attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in Growth and Income are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Although Aeltus emphasizes large cap stocks, to the extent the Fund is diversified across asset classes, it may not perform as well as less diversified funds when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 22      ING Growth and Income Fund

                                                      ING GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1992        1993       1994       1995       1996       1997       1998       1999       2000       2001
  ----       -------    -------    -------    -------    -------    -------    -------    -------    -------
  7.81%         6.58%     -0.34%     31.49%     27.83%     31.51%     14.88%     17.87%    -11.40%    -18.66%

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1998 :  19.38%
                          1st  quarter 2001 : -16.04%
             Fund's year-to-date total return as of June 30, 2002:
                                    -12.38%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the S&P 500 Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                    5 YEARS                10 YEARS
                                                                    1 YEAR     (OR LIFE OF CLASS)    (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %   -18.66             5.12                   9.47
Class I Return After Taxes on Distributions                     %   -18.80             1.76                   6.64
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %   -11.37             3.38                   7.03
S&P 500 Index (reflects no deduction for fees, expenses or
taxes)(2)                                                       %   -11.88            10.70                  12.94(3)

(1) Class I commenced operations on January 3, 1992.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The S&P 500 Index return is for the period beginning January 3, 1992 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Growth and Income Fund       23

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING BOND FUND                                 Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide as high a level of total return as is consistent with reasonable risk, primarily through investment in a diversified portfolio of investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, ING Bond Fund invests at least 80% of its assets in:

- High-grade corporate bonds,

- Mortgage-related and other asset-backed securities, and

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

High-grade securities are rated at least A by S&P or Moody's, or if unrated, considered by Aeltus to be of comparable quality. The Fund may also invest up to 15% of its total assets in high-yield instruments, and up to 25% of its total assets in foreign debt securities. The Fund may invest in zero coupon securities.

In managing the ING Bond Fund, Aeltus:

- Looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance the portfolio's overall total return and yield, while managing volatility.

- Uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in ING Bond Fund are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 24      ING Bond Fund

                                                                   ING BOND FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992    1993     1994     1995     1996    1997    1988    1999     2000     2001
  ----    -----    -----    -----    ----    ----    ----    -----    -----    ----
  7.22%   10.22%   -3.26%   17.03%   3.39%   7.91%   8.45%   -0.86%    9.58%   8.60%

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                           2nd quarter 1995 :  5.78%

                            1st quarter 1994 : -2.39%

             Fund's year-to-date total return as of June 30, 2002:

                                     2.63%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index (LBAB Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %     8.60            6.66                  6.69
Class I Return After Taxes on Distributions                     %     5.61            4.18                  4.26
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %     5.20            4.09                  4.17
LBAB Index (reflects no deduction for fees, expenses or
  taxes)(2)                                                     %     8.44            7.43                  7.23(3)

(1) Class I commenced operations on January 3, 1992.

(2) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(3) The LBAB Index return is for the period beginning January 3, 1992 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                          ING Bond Fund       25

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GOVERNMENT FUND                           Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide income consistent with the preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, ING Government invests at least 80% of its assets in U.S. Government securities. U.S. Government securities include securities issued by the U.S. Treasury, individual government agencies and certain organizations created through federal legislation. Securities issued by the U.S. Treasury are backed by the full faith and credit of the federal government, the strongest form of credit backing in the United States Securities issued by individual agencies and organizations may be backed by the full faith and credit of the federal government as to principal or interest but are not direct obligations of the U.S. Treasury. Government securities also include certain mortgage-related securities that are sponsored by a U.S. Government agency or organization and are not direct obligations of the U.S. Government.

In managing ING Government, Aeltus:

- Looks to construct an intermediate-term, high-quality portfolio by selecting investments with the potential to enhance the portfolio's overall yield and total return.

- Uses quantitative computer models to identify attractive investments within the U.S. Government securities markets. As a result, ING Government may, at times, emphasize one type of U.S. Government security rather than another.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

The principal risks of investing in ING Government are those generally attributable to bond investing, including increases in interest rates. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

In addition to being sensitive to changes in interest rates, the prices of mortgage-related securities also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

 26      ING Government Fund

                                                             ING GOVERNMENT FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1992      1993      1994       1995      1996       1997       1998       1999       2000       2001
  ----      ----      ----      -------   -------    -------    -------    -------    -------    -------
                        -1.89%    16.00%     2.29%      9.32%      7.72%     -0.38%     10.52%      6.94%

(1) These figures are for the year ended December 31 of each year.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                            2nd quarter 1995:  5.12%
                            1st  quarter 1996: -1.82%
             Fund's year-to-date total return as of June 30, 2002:
                                     3.23%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Intermediate Government Bond Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %    6.94            6.75                  6.18
Class I Return After Taxes on Distributions                     %    4.65            4.48                  3.82
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %    4.27            4.29                  3.76
Lehman Brothers Intermediate Government Bond Index (reflects
no deduction for fees, expenses or taxes)(2)                    %    8.42            7.06                  6.46(3)

(1) Class I commenced operations on January 4, 1994.

(2) The Lehman Brothers Intermediate Government Bond Index is an unmanaged index that includes those bonds found in the Lehman Brothers Government Bond Index that have a maturity of one to 9.99 years.

(3) The Lehman Brothers Intermediate Government Bond Index return is for the period beginning January 4, 1994 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    ING Government Fund       27

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING AELTUS MONEY MARKET FUND                  Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Money Market invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by Aeltus to be of comparable quality. Aeltus seeks to maintains a dollar-weighted average portfolio maturity of 90 days or less.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others: Although Money Market seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Money Market. An investment in Money Market is not insured or guaranteed by the FDIC or any other government agency. A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and, therefore, the value and yield of Money Market's shares. Risks also include adverse changes in the actual or perceived creditworthiness of issuers and adverse changes in the economic or political environment.

 28      ING Aeltus Money Market Fund

                                                    ING AELTUS MONEY MARKET FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

                       1992        1993       1994       1995       1996       1997       1998       1999       2000       2001
                       ----       -------    -------    -------    -------    -------    -------    -------    -------    -------
                          4.04%      3.29%      4.29%      5.99%      5.41%      5.45%      5.32%      4.98%      6.07%      3.85%

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 2000: 1.56%
                            4th quarter 2001: 0.56%
             Fund's year-to-date total return as of June 30, 2002:
                                     0.59%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Money Fund Report Averages(TM)/All Taxable Index.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return                                                  %    3.85            5.13                  4.86
Money Fund Report Averages(TM)/All Taxable Index (reflects
no deduction for fees, expenses or taxes)(2)                    %    3.60            4.75                  4.36(3)

(1) Class I commenced operations on January 3, 1992.

(2) The Money Fund Report Averages(TM)/All Taxable Index is an average of the returns of more than 250 money market mutual funds surveyed each month by iMoneyNet, Inc.

(3) The Money Fund Report Averages(TM)/All Taxable Index return is for the period beginning January 3, 1992 (inception date of the Fund).

      To obtain current yield information, please contact 1-800-992-0180.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING Aeltus Money Market Fund       29

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GENERATION FUNDS                          Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------

ING ASCENT FUND

ING CROSSROADS FUND

ING LEGACY FUND
OBJECTIVES

Ascent seeks to provide capital appreciation.

Crossroads seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Legacy seeks to provide total return consistent with preservation of capital.

INVESTMENT STRATEGIES

Ascent, Crossroads and Legacy are asset allocation funds that have been designed for investors with different investment goals:

- Ascent is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.
- Crossroads is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.
- Legacy is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.

Under normal market conditions, Aeltus allocates the assets of each Generation Fund, in varying degrees, among several classes of equities, fixed-income securities (including up to 15% of the total value of each Fund's assets in high-yield instruments) and money market instruments. To remain consistent with each Generation Fund's investment objective and intended level of risk tolerance, Aeltus has instituted both a benchmark percentage allocation and a Fund level range allocation for each asset class. The benchmark percentage for each asset class assumes neutral market and economic conditions. The Fund level range allows Aeltus to vary the weightings of each asset class in each Fund to take advantage of opportunities as market and economic conditions change.

The Generation Funds' benchmarks and ranges are described on the following page. The asset allocation limits apply at the time of purchase of a particular security.

Each Generation Fund's asset allocation may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Aeltus may vary each Generation Fund's asset allocation within a given asset class to the full extent of the permissible range. Among the criteria Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers and interest rate movements. In selecting individual portfolio securities, Aeltus considers such factors as:

- Expected dividend yields and growth rates.
- Bond yields.
- Current relative value compared to historic averages.

RISKS

You could lose money on an investment in the Funds. The Funds may be affected by the following risks, among others: The success of each Generation Fund's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes.

In addition, each asset type has risks that are somewhat unique, as described below. The performance of each Generation Fund will be affected by these risks to a greater or lesser extent depending on the size of the allocation. The principal risks of investing in each Generation Fund are those generally attributable to stock and bond investing.

For stock investments, those risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

The risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building.

For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. The value of high-yield bonds is even more sensitive to economic and market conditions than other bonds.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 30      ING Generation Funds

                                                            ING GENERATION FUNDS
--------------------------------------------------------------------------------

     ASSET CLASS
                                           ASCENT            CROSSROADS(1)     LEGACY(2)         COMPARATIVE INDEX
     EQUITIES
     LARGE CAPITALIZATION STOCKS
     Range                                 0-70%             0-50%             0-30%             S&P 500 Index
     Benchmark                             35%               25%               15%
     SMALL-/MID-CAPITALIZATION STOCKS
     Range                                 0-40%             0-30%             0-20%             Russell 2500 Index
     Benchmark                             20%               15%               10%
     INTERNATIONAL STOCKS
     Range                                 0-40%             0-30%             0-20%             Morgan Stanley Capital
     Benchmark                             20%               15%               10%               International Europe,
                                                                                                 Australia and Far East Index
     REAL ESTATE STOCKS
     Range                                 0-10%             0-10%             0-10%             National Association of
     Benchmark                             5%                5%                5%                Real Estate Investment Trusts
                                                                                                 Equity Index
     FIXED INCOME
     U.S. DOLLAR BONDS
     Range                                 0-30%             0-60%             0-90%             Salomon Brothers Broad
     Benchmark                             15%               30%               45%               Investment Grade Index
     INTERNATIONAL BONDS
     Range                                 0-10%             0-10%             0-10%             Salomon Brothers Non-U.S.
     Benchmark                             5%                5%                5%                World Government Bond Index
     MONEY MARKET INSTRUMENTS
     Range                                 0-30%             0-30%             0-30%             91-Day U.S. Treasury Bill Rate
     Benchmark                             0%                5%                10%



See page 35 for a description of each composite index.

(1) Crossroads will invest no more than 60% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

(2) Legacy will invest no more than 35% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                   ING Generation Funds       31

ING ASCENT FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




1992   1993    1994    1995     1996     1997    1998     1999     2000     2001
----   ----    ----    -----    -----    ----    -----    -----    -----    -----

                       23.62    23.17    19.38    4.54    14.82    -2.33    -12.01

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                           2nd quarter 1997:  10.57%
                            3rd quarter 2001: -13.44%
             Fund's year-to-date total return as of June 30, 2002:
                                     -3.95%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 3000 Index and the Ascent Composite. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %   -12.01           4.25                   9.41
Class I Return After Taxes on Distributions                     %   -12.54           1.67                   6.30
Class I Return After Taxes on Distributions and Sale of Fund
Shares                                                          %    -7.32           2.47                   6.42
Russell 3000 Index (reflects no deduction for fees, expenses
or taxes)(2)                                                    %   -11.46          10.14                  15.25(3)
Ascent Composite (reflects no deduction for fees, expenses
or taxes)(4)                                                    %    -6.50           7.96                  11.46(5)

(1) Class I commenced operations on January 4, 1995.

(2) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3) The Russell 3000 Index return is for the period beginning January 4, 1995 (inception date of the Fund).

(4) The Ascent Composite is comprised of the asset class indices listed on page 35 in weights that correspond to the particular benchmark weights applicable to Ascent. However, the Composite performance information for Ascent prior to March 1, 2000 is based on benchmark weights that were in effect at that time. Only the following asset class benchmarks were changed as of March 1, 2000. The benchmarks for large capitalization stocks, real estate stocks, U.S. Dollar bonds and international bonds were 20%, 20%, 10% and 10%, respectively. The composite benchmark may serve as a better comparison for the Fund because it is more representative of the actual securities and allocations of the Fund.

(5) The Ascent Composite return is for the period beginning January 4, 1995 (inception date of the Fund).

 32      ING Ascent Fund

                                                             ING CROSSROADS FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




1992   1993    1994    1995     1996     1997    1998     1999    2000     2001
----   ----    ----    -----    -----    ----    -----    ----    -----    -----

                       21.05    18.59    16.95    4.11    10.40   -0.75    -7.51

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                           2nd quarter 1997 :  8.71%

                           3rd quarter 2001 : -10.17%

             Fund's year-to-date total return as of June 30, 2002:
                                     -2.53%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 3000 Index and the Crossroads Composite. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %    -7.51           4.29                   8.52
Class I Return After Taxes on Distributions                     %    -8.32           2.10                   5.70
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                        %    -4.58           2.58                   5.73
Russell 3000 Index (reflects no deduction for fees, expenses
or taxes)(2)                                                    %   -11.46          10.14                  15.25(3)
Crossroads Composite (reflects no deduction for fees,
expenses or taxes)(4)                                           %    -2.74           7.75                  10.55(5)

(1) Class I commenced operations on January 4, 1995.

(2) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3) The Russell 3000 Index return is for the period beginning January 4, 1995 (inception date of the Fund).

(4) The Crossroads Composite is comprised of the indices listed on page 35 in weights that correspond to the particular benchmark weights applicable to Crossroads. However, the Composite performance information for Ascent prior to March 1, 2000 is based on benchmark weights that were in effect at that time. Only the following asset class benchmarks were changed as of March 1, 2000. The benchmarks for large capitalization stocks, real estate stocks, U.S. Dollar bonds and international bonds were 15%, 15%, 25% and 10%, respectively. The composite benchmark may serve as a better comparison for the Fund because it is more representative of the actual securities and allocations of the Fund.

(5) The Crossroads Composite return is for the period beginning January 4, 1995 (inception date of the Fund).

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    ING Crossroads Fund       33

ING LEGACY FUND
--------------------------------------------------------------------------------

         [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]




1992   1993    1994    1995     1996     1997    1998     1999    2000    2001
----   ----    ----    -----    -----    ----    -----    ----    ----    -----

                       18.90    14.41    12.52    6.28    7.46    3.74    -2.77

(1) These figures are for the year ended December 31 of each year.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-Adviser.

            Best and worst quarterly performance during this period:
                            2nd quarter 1997: 6.67%
                            3rd quarter 2001: -5.80%
             Fund's year-to-date total return as of June 30, 2002:
                                     -0.92%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Salomon Brothers Broad Investment-Grade Bond Index (Saly BIG Index) and the Legacy Composite. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class I Return Before Taxes                                     %   -2.77            5.33                  8.45
Class I Return After Taxes on Distributions                     %   -4.27            2.78                  5.38
Class IA Return After Taxes on Distributions and Sale of
Fund Shares                                                     %   -1.70            3.21                  5.50
Saly BIG Index (reflects no deduction for fees, expenses or
taxes)(2)                                                       %    8.51            7.43                  8.40(3)
Legacy Composite (reflects no deduction for fees, expenses
or taxes)(4)                                                    %    1.00            7.41                  9.55(5)

(1) Class I commenced operations on January 4, 1995.

(2) The Saly BIG Index is a market-weighted index that contains approximately 4,700 individually priced investment-grade bonds. The index includes U.S. Treasury/agency issues, mortgage pass-through securities, and corporate issues.

(3) The Saly BIG Index return is for the period beginning January 4, 1995 (inception date of the Fund).

(4) The Legacy Composite is comprised of the asset class indices listed on page 35 in weights that correspond to the particular benchmark weights applicable to Legacy. However, the Composite performance information for Legacy prior to March 1, 2000 is based on benchmark weights that were in effect at that time. Only the following asset class benchmarks were changed as of March 1, 2000. The benchmarks for large capitalization stocks, real estate stocks, U.S. Dollar bonds and international bonds were 10%, 10%, 40% and 10%, respectively. The composite benchmark may serve as a better comparison for the Fund because it is more representative of the actual securities and allocations of the Fund.

(5) The Legacy Composite return is for the period beginning January 4, 1995 (inception date of the Fund).

 34      ING Legacy Fund

                                                               BENCHMARK INDICES
--------------------------------------------------------------------------------

ASSET CLASS                                               BENCHMARK INDEX
--------------------------------------------------------------------------------------------------------------------------
Large Cap Stocks                                          The Standard & Poor's 500 Index is a value-weighted,
                                                          unmanaged index of 500 widely held stocks and is considered to be representative of the stock market in general.


Small-/Mid-Cap Stocks                                     The Russell 2500 Index consists of the smallest 500
                                                          securities in the Russell 1000 Index and all 2,000
                                                          securities in the Russell 2000 Index. Each of these indices is unmanaged.


International Stocks                                      The Morgan Stanley Capital International-Europe, Australia,
                                                          Far East Index is a market value-weighted average of the
                                                          performance of more than 900 securities listed on the stock exchange of countries in Europe, Australia and the Far East.


Real Estate Stocks                                        The National Association of Real Estate Investment Trusts
                                                          Equity Index is a market-weighted total return of all
                                                          tax-qualified real estate investment trusts listed on the
                                                          New York Stock Exchange, American Stock Exchange and the
                                                          NASDAQ National Market System.


U.S. Dollar Bonds                                         Salomon Brothers Broad Investment-Grade Bond Index is an
                                                          unmanaged, market-weighted index that contains approximately
                                                          4,700 individually priced Investment-grade bonds rated BBB or better. The index includes U.S. Treasury/Agency issues, mortgage pass-through securities and corporate issues.


International Bonds                                       The Salomon Brothers Non-U.S. World Government Bond Index
                                                          serves as an unmanaged benchmark to evaluate the performance of government bonds with a maturity of one year or greater in the following 12 countries: Japan, United Kingdom,
                                                          Germany, France, Canada, the Netherlands, Australia,
                                                          Denmark, Italy, Belgium, Spain and Sweden.


Cash Equivalents                                          Three-month Treasury bills are government-backed short-term investments considered to be risk-free, and equivalent to
                                                          cash because their maturity is only three months.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Benchmark Indices       35

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY]

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. The tables that follow show the fees and expenses for each of the ING Funds.

FEES YOU PAY DIRECTLY

                                                                CLASS I
-----------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF OFFERING
  PRICE)                                                         none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)                                      none



OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(AS A % OF AVERAGE NET ASSETS)

CLASS I


                                                      DISTRIBUTION                      TOTAL
                                                      AND SERVICE                       FUND            WAIVERS,
                                         MANAGEMENT     (12B-1)          OTHER        OPERATING      REIMBURSEMENTS        NET
FUND                                        FEE           FEES        EXPENSES(2)     EXPENSES     AND RECOUPMENT(3)     EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 International Growth              %        0.85            --           0.50           1.35                --             1.35
 Growth                            %        0.70            --           0.26           0.96                --             0.96
 Small Company                     %        0.85            --           0.22           1.07                --             1.07
 Technology                        %        1.05            --           1.30           2.35             -0.85             1.50
 Index Plus LargeCap               %        0.45            --           0.24           0.69                --             0.69
 Index Plus MidCap                 %        0.45            --           0.61           1.06             -0.31             0.75
 Index Plus SmallCap               %        0.45            --           1.41           1.86             -1.11             0.75
 Value Opportunity                 %        0.70            --           0.67           1.37             -0.27             1.10
 Balanced                          %        0.80            --           0.34           1.14                --             1.14
 Growth and Income                 %        0.68            --           0.23           0.91                --             0.91
 Bond                              %        0.50            --           0.34           0.84             -0.09             0.75
 ING Government                    %        0.50            --           0.38           0.88             -0.18             0.70
 Aeltus Money Market               %        0.40            --           0.30           0.70                --             0.70
 Ascent                            %        0.80            --           0.45           1.25             -0.25             1.00
 Crossroads                        %        0.80            --           0.37           1.17             -0.22             0.95
 Legacy                            %        0.80            --           0.51           1.31             -0.41             0.90


--------------------------------------------------------------------------------

(1) This table shows the estimated operating expenses for each Fund as a ratio of expenses to average daily net assets. These estimated expenses, unless otherwise noted, are based on each Fund's actual operating expenses for its most recently completed fiscal year.

(2) ING Funds Services, LLC receives an annual administrative fee equal to 0.08% of average daily net assets.


(3) ING Investments, LLC (ING), the Investment Adviser to each Fund, has entered into written expense limitation agreements with each Fund (except Growth, Balanced, Growth and Income and Money Market) under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year by the Adviser is shown under the heading "Waivers, Reimbursements and Recoupment." For each Fund, the expense limits will continue through at least each Fund's fiscal year end. The expense limitation agreements are contractual. Aeltus, the former investment adviser to the Funds, was contractually obligated through October 31, 2001 to waive all or a portion of its investment advisory fee and/or administrative services fees and/or to reimburse a portion of other expenses in order to ensure that the Funds' total operating expenses did not exceed the percentage reflected under "Net Expenses". The amounts of each Fund's expenses waived or reimbursed during the last fiscal year by Aeltus is shown under "Waivers, Reimbursements and Recoupment."


 36      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY]


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the ING Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


CLASS I FUND                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------------------------------------
 International Growth                                             137         428          739       1,624
 Growth                                                            98         306          531       1,178
 Small Company                                                    109         340          590       1,306
 Technology                                                       238         733        1,255       2,686
 Index Plus LargeCap                                               70         221          384         859
 Index Plus MidCap                                                108         337          585       1,294
 Index Plus SmallCap                                              189         585        1,006       2,180
 Value Opportunity                                                139         434          750       1,646
 Balanced                                                         116         362          628       1,386
 Growth and Income                                                 93         290          504       1,120
 Bond                                                              86         268          466       1,037
 ING Government                                                    90         281          488       1,084
 Aeltus Money Market                                               72         224          390         871
 Ascent                                                           127         397          686       1,511
 Crossroads                                                       119         372          644       1,420
 Legacy                                                           133         415          718       1,579
------------------------------------------------------------------------------------------------------------


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       37

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------


- The minimum initial investment for Class I shares is $1,000,000. Class I shares are available only to (i) certain defined benefit plans, insurance companies and foundations investing for their own account; (ii) certain wrap programs offered by broker-dealers and financial institutions; (iii) retirement plans affiliated with ING Group; (iv) ING Group and its affiliates for purposes of corporate cash management; and (v) shareholders holding Class I shares as of February 28, 2002, as long as they maintain a shareholder account.

- The minimum additional investment is $100,000, except that Class I shareholders who were eligible to purchase shares with a minimum initial investment of $1,000 will be allowed to make subsequent minimum investments of $1,000.

Make your investment using the table on the right.

The Funds and ING Funds Distributor, Inc. (Distributor) reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) will not be accepted. The Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $10,000.

MARKET TIMERS


A Fund may restrict or refuse purchase orders whether directly or by exchange by market timers. "Market timing" is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of ING Investments, LLC to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of a Fund.




                           Initial                 Additional
     Method              Investment                Investment
 BY CONTACTING      An investment            Visit or consult an
 YOUR INVESTMENT    professional with an     investment professional.
 PROFESSIONAL       authorized firm can
                    help you establish and
                    maintain your account.
 BY MAIL            Visit or consult an      Fill out the Account
                    investment               Additions form included
                    professional. Make       on the bottom of your
                    your check payable to    account statement along
                    the ING Funds and mail   with your check payable
                    it, along with a         to the Fund and mail
                    completed Application.   them to the address on
                    Please indicate your     the account statement.
                    investment               Remember to write your
                    professional on the      account number on the
                    New Account              check.
                    Application.

 BY WIRE            Call the ING             Wire the funds in the
                    Operations Department    same manner described
                    at (800) 336-3436 to     under Initial
                    obtain an account        Investment.
                    number and indicate
                    your investment
                    professional on the
                    account.
                    Instruct your bank to
                    wire funds to the Fund
                    in the care of:
                    State Street Bank
                    and Trust Company
                    ABA #101003621
                    Kansas City, MO
                    credit to:
                    -------------
                    (the Fund) A/C
                    #751-8315; for further
                    credit to Shareholder
                    A/C #-----------------
                    (A/C # you received
                    over the telephone)
                    Shareholder Name:
                   ----------------------
                    (Your Name Here)
                    After wiring funds you
                    must complete the
                    Account Application
                    and send it to:
                    ING Funds
                    P.O. Box 219368
                    Kansas City, MO
                    64121-9368


 38      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis. Generally,

- Your account must have a current value of at least $250,000.

- Minimum withdrawal amount is $1,000.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative, see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


        Method                         Procedures
 BY CONTACTING YOUR       You may redeem shares by contacting
 INVESTMENT               your investment professional.
 PROFESSIONAL             Investment professionals may charge
                          for their services in connection with
                          your redemption request, but neither
                          the Fund nor the Distributor imposes
                          any such charge.
 BY MAIL                  Send a written request specifying the
                          Fund name and share class, your
                          account number, the name(s) in which
                          the account is registered, and the
                          dollar value or number of shares you
                          wish to redeem to:
                          ING Funds
                          P.O. Box 219368
                          Kansas City, MO 64121-9368
                          If certificated shares have been
                          issued, the certificate must accompany
                          the written request. Corporate
                          investors and other associations must
                          have an appropriate certification on
                          file authorizing redemptions. A
                          suggested form of such certification
                          is provided on the Account
                          Application. A signature guarantee may
                          be required.
 BY TELEPHONE --          You may redeem shares by telephone on
 EXPEDITED REDEMPTION     all accounts other than retirement
                          accounts, unless you check the box on
                          the Account Application which
                          signifies that you do not wish to use
                          telephone redemptions. To redeem by
                          telephone, call a Shareholder Services
                          Representative at (800) 992-0180.
                          RECEIVING PROCEEDS BY CHECK:
                          You may have redemption proceeds (up
                          to a maximum of $100,000) mailed to an
                          address which has been on record with
                          the ING Funds for at least 30 days.
                          RECEIVING PROCEEDS BY WIRE:
                          You may have redemption proceeds
                          (subject to a minimum of $5,000) wired
                          to your pre-designated bank account.
                          You will not be able to receive
                          redemption proceeds by wire unless you
                          check the box on the Account
                          Application which signifies that you
                          wish to receive redemption proceeds by
                          wire and attach a voided check. Under
                          normal circumstances, proceeds will be
                          transmitted to your bank on the
                          business day following receipt of your
                          instructions, provided redemptions may
                          be made. In the event that share
                          certificates have been issued, you may
                          not request a wire redemption by
                          telephone.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       39

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each Class I share of each Fund is calculated by taking the value of the Fund's assets attributable to the Class I shares, subtracting the Fund's liabilities attributable to the Class I shares, and dividing by the number Class I shares that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

The ING Aeltus Money Market Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board of Directors has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund's net asset value can be maintained at $1.00 per share.

PRICE OF SHARES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.


You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.


TELEPHONE ORDERS

The Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of a Fund for shares of the same class of any other Fund, except for ING Lexington Money Market Trust and ING Corporate Leaders Trust. You should review the Prospectus of the ING Fund you intend to exchange into before exchanging your shares.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. You should review the Prospectus of the ING Fund into which you intend to exchange your shares before exchanging your shares.


In addition to the Funds available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.


 40      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $10,000, ($500 for shareholders holding Class I shares as of February 28, 2002), other than as a result of a decline in the NAV per share.

PRIVACY POLICY

The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800)-992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       41

MANAGEMENT OF THE FUNDS                                 ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), an Arizona liability company, formerly ING Pilgrim Investments, LLC (ING Pilgrim), serves as the investment adviser to each of the Funds. ING has overall responsibility for the management of the Funds. ING provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.


As of June 30, 2002, ING managed over $34.6 billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:


                                                      MANAGEMENT
FUND                                                     FEE
International Growth                                     0.85%
Growth                                                   0.70
Small Company                                            0.85
Technology                                               1.05
Index Plus LargeCap                                      0.45
Index Plus MidCap                                        0.45
Index Plus SmallCap                                      0.45
Value Opportunity                                        0.70
Balanced                                                 0.80
Growth and Income                                        0.68
ING Bond                                                 0.50
ING Government                                           0.50
Aeltus Money Market                                      0.40
Ascent                                                   0.80
Crossroads                                               0.80
Legacy                                                   0.80


SUB-ADVISERS


For each of the following Funds, ING has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of consistent, well-defined and long-term investment approach over a period of several market cycles.


AELTUS INVESTMENT MANAGEMENT, INC.


Aeltus Investment Management, Inc., (Aeltus), a Connecticut corporation, serves as Sub-Adviser to each Fund (other than Technology). Aeltus is responsible for managing the assets of the Funds in accordance with the Funds' investment objectives and policies, subject to oversight by ING and the Board. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect, wholly-owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of June 30, 2002, Aeltus managed over $37.2 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3607.


Prior to March 31, 2002, Aeltus served as investment adviser to all the Funds. There was no change in advisory fees paid by the Funds in connection with the change in investment adviser.

SMALL COMPANY FUND

Small Company is managed by a team of Aeltus equity investment specialists led by Carolie Burroughs, Portfolio Manager, Aeltus. Ms. Burroughs has been managing Small Company since March 2002. Ms. Burroughs has been managing small-cap portfolios for Aeltus' institutional clients since 1998. Ms. Burroughs has also served as a small-cap securities specialist for other Aeltus advised funds since 1998. Prior to joining Aeltus, she gained investment experience with Loomis Sayles and Colonial Management Associates.

VALUE OPPORTUNITY FUND

Value Opportunity is managed by a team of Aeltus equity investment specialists led by John McKenna, Portfolio Manager, Aeltus. Mr. McKenna has been managing Value Opportunity since March 2001 and has over seven years experience as an equity analyst. Mr. McKenna is also responsible for providing fundamental research and analysis for Aeltus' large-cap value equity portfolios.

INTERNATIONAL GROWTH FUND

International Growth is managed by a team of Aeltus equity investment specialists led by Vince Fioramonti, Portfolio Manager, Aeltus. Mr. Fioramonti has been managing International Growth since December 1995. Mr. Fioramonti also manages international stocks and non-U.S. dollar government bonds for other Aeltus advised Funds since 1994.

GROWTH FUND

Growth is managed by a team of Aeltus equity investment specialists led by Kenneth Bragdon, Portfolio Manager, Aeltus. Mr. Bragdon has been managing Growth since May 1998 and previously co-managed the Fund. Mr. Bragdon has over 29 years of experience in the investment business, including more than 20 years with Aeltus.

INDEX PLUS LARGECAP, INDEX PLUS MIDCAP, INDEX PLUS SMALLCAP FUNDS

Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap are managed by Hugh T.M. Whelan and Douglas Cote.

Mr. Whelan, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap since March 2001 and as co-manager of Index Plus MidCap and Index Plus SmallCap since April 2000. Mr. Whelan has also been serving as a quantitative equity analyst since 1999. Mr. Whelan has been with Aeltus since 1989 and previously served as a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities.

Mr. Cote, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap, Index Plus MidCap and

 42      Management of the Funds

ADVISER AND SUB-ADVISERS                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Index Plus SmallCap since March 2001. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.

BALANCED FUND

Balanced is managed by a team of investment professionals led by Neil Kochen and Steven Huber.

Mr. Kochen, Executive Vice President, Chief Investment Officer, Aeltus, has been co-managing Balanced since January 2000 and heads a team of equity investment specialists. Mr. Kochen has been with Aeltus since 1995 and previously served as head of fixed income quantitative research and head of investment strategy and policy.

Mr. Huber, Senior Vice President and Director of Fixed Income, Aeltus, has been co-managing Balanced since March 2002. Mr. Huber heads a team of fixed-income specialists, and is responsible for investment management of all of Aeltus' fixed-income portfolios, including institutional and mutual fund portfolios and has over 14 years experience in fixed-income investments.

GROWTH AND INCOME FUND

Growth and Income is managed by a team of investment professionals, each of whom specializes in a particular asset class, led by Donald E. Townswick, Portfolio Manager, Aeltus. Mr. Townswick has been managing Growth and Income since March 2001. Mr. Townswick also co-manages small- and mid-cap portfolios and serves as a small- and mid-cap securities specialist for other Aeltus advised funds since 1994.


BOND AND ING GOVERNMENT FUNDS


Steven Huber, Senior Vice President and Director of Fixed Income, Aeltus, serves as the lead Portfolio Manager and heads the fixed income team in management of the Bond Fund and ING Government Fund. Mr. Huber has led this team since February 2001, which consists of specialists in each fixed income asset class. Mr. Huber is also responsible for investment management of all of Aeltus' fixed-income portfolios, including institutional and mutual fund portfolios and has over 14 years experience in fixed-income investments.

AELTUS MONEY MARKET FUND

Aeltus Money Market is managed by a team of Aeltus fixed-income specialists led by Lennart Carlson, Senior Vice President, Aeltus. Mr. Carlson has been managing Aeltus Money Market since March 2002. Mr. Carlson is also responsible for the coordination and execution of trading across all of Aeltus' fixed-income portfolios and has over 17 years experience in fixed-income investments.

GENERATION FUNDS

ASCENT, CROSSROADS, LEGACY

Ascent, Crossroads and Legacy are managed by a team of investment professionals led by Neil Kochen and Steven Huber.

Mr. Kochen, Executive Vice President, Chief Investment Officer, Aeltus, has served as lead portfolio manager and asset allocation strategist for each Generation Fund since December 1999. Mr. Kochen heads a team of equity investment specialists each of whom specializes in a particular asset class. Mr. Kochen has been with Aeltus since 1995 and previously served as head of fixed income quantitative research and head of investment strategy and policy.

Mr. Huber, Senior Vice President and Director of Fixed Income, Aeltus, has been co-managing the Generation Funds since March 2002 and heads the team of fixed-income specialists. Mr. Huber is also responsible for investment management of all of Aeltus' fixed-income portfolios, including institutional and mutual fund portfolios and has over 14 years experience in fixed-income investments.

TECHNOLOGY FUND

AIC ASSET MANAGEMENT, LLC


AIC Asset Management, LLC (AIC), 100 Pine St., Suite 420, San Francisco, California 94117, a Delaware limited liability company, serves as Sub-Adviser to Technology. Subject to the supervision of the Board and ING, AIC manages Technology's assets in accordance with Technology's investment objective, policies and limitations. AIC makes investment decisions for Technology as to those assets and places orders to purchase and sell securities and other investments for Technology. As of June 30, 2002, AIC had approximately $47 million in assets under management.


Ronald E. Elijah, managing member of AIC, has been co-managing Technology since its inception. Prior to founding AIC (formerly Elijah Asset Management, LLC) in March 1999, Mr. Elijah was a portfolio manager with Robertson Stephens Investment Management. Roderick R. Berry, a member of AIC, has served as co-portfolio manager of Technology since its inception. Prior to joining AIC in March 1999, Mr. Berry was a member of the Robertson Stephens Investment Management research team.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       43

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends if any, as follows:

ANNUALLY              ANNUALLY             MONTHLY
--------              --------             -------
International Growth  Balanced             ING Bond
Growth                Growth and Income    ING Government
Small Company                              Money Market(1)
Technology
Index Plus LargeCap
Index Plus MidCap
Index Plus SmallCap
Value Opportunity
Ascent
Crossroads
Legacy

(1) Dividends are declared daily and paid monthly.

Each Fund distributes capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class I shares of a Fund invested in another ING Fund which offers the Class.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


 44      Dividends, Distributions and Taxes
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All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as your hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Investment Adviser or Sub-Adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Investment Adviser or Sub-Adviser of a Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

FUTURES CONTRACTS AND OPTIONS (ALL FUNDS EXCEPT AELTUS MONEY MARKET). The Funds may use future contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Funds also may use these instruments for speculation (investing for potential income or capital gain).

- Futures contracts are agreements that obligate the buyer to buy and the seller to sell a certain quantity of securities at a specific price on a specific date.

- Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.

The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.


SWAPS (BOND, BALANCED, ASCENT, CROSSROADS AND LEGACY). The Funds may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.


Swap agreements can take many different forms and are known by a variety of names. Those Funds eligible to enter into swaps are not limited to any particular form or variety of swap agreement if Aeltus determines it is consistent with that Fund's investment objective and policies.

The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If Aeltus incorrectly forecasts such change, a Fund's performance would be less than if the Fund had not entered into the swap. In addition, if the counter party's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.

If the counterparty to a swap defaults, a Fund's loss will consist of the net amount of contractual payments that a Fund has not yet received. Aeltus will monitor the creditworthiness of counterparties to a Fund's swap transactions on an ongoing basis.

INABILITY TO SELL SECURITIES (ALL FUNDS). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

U.S. GOVERNMENT SECURITIES (ALL FUNDS). Some U.S. Government agency securities may be subject to varying degrees of credit risks, particularly those not backed by the full faith and credit of the United States Government. The price of a U.S. Government security may decline due to changing interest rates.


CONVERTIBLE SECURITIES (ALL FUNDS EXCEPT AELTUS MONEY MARKET). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.


CORPORATE DEBT SECURITIES (ALL FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       45
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securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility". According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

OTHER INVESTMENT COMPANIES (ALL FUNDS). Each Fund, except as limited in the SAI, may invest up to 10% of its assets in other investment companies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.


INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES (ALL FUNDS EXCEPT BOND AND AELTUS MONEY MARKET). The Funds may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.



MORTGAGE-RELATED SECURITIES (BALANCED, GROWTH AND INCOME, BOND, AELTUS MONEY MARKET, ASCENT, CROSSROADS AND LEGACY). Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.


DERIVATIVES (ALL FUNDS EXCEPT AELTUS MONEY MARKET). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

HIGH YIELD SECURITIES (ALL FUNDS EXCEPT INTERNATIONAL GROWTH, TECHNOLOGY AND AELTUS MONEY MARKET). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

INVESTMENTS IN FOREIGN SECURITIES (ALL FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in


 46      More Information About Risks
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settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile that those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.


EMERGING MARKETS INVESTMENTS (ALL FUNDS EXCEPT AELTUS MONEY MARKET). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.


TEMPORARY DEFENSIVE STRATEGIES (ALL FUNDS EXCEPT INDEX PLUS LARGECAP, INDEX PLUS MIDCAP AND INDEX PLUS SMALLCAP). When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

PORTFOLIO TURNOVER (ALL FUNDS). Each Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

CONCENTRATION (TECHNOLOGY). The Fund concentrates (for purposes of the Investment Company Act of 1940) its assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

MANAGEMENT RISK (ALL FUNDS). Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

OTHER RISKS

REPURCHASE AGREEMENTS (ALL FUNDS). Each Fund may enter into repurchase agreements, which include the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES (ALL FUNDS). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 30% to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING (ALL FUNDS). Each Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS (ALL FUNDS). A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, a Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES (ALL FUNDS). Certain Funds may make short sales. A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

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the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS (ALL FUNDS). Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

INTERESTS IN LOANS (ALL FUNDS). Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

RESTRICTED AND ILLIQUID SECURITIES (ALL FUNDS). Each Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or Sub-Advisor might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.


 48      More Information About Risks

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditors, along with the Funds' financial statements, is included in the Fund's annual report, which is available upon request.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                   Financial Highlights       49

ING INTERNATIONAL GROWTH FUND                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors. The information provided for the six month period ended April 30, 2002 is unaudited.

                                                                   SIX MONTHS
                                                                     ENDED                     YEAR ENDED OCTOBER 31,
                                                                 APRIL 30, 2002    ----------------------------------------------
                                                                  (UNAUDITED)       2001      2000      1999      1998      1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $         7.32         13.57     13.78     11.87     13.65     11.79
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income or loss                               $        -0.02         -0.01     -0.09      0.01+     0.02+     0.02+
 Net realized and change in unrealized gain or loss on
 investments                                                 $        -0.08         -4.17      1.47      3.09      1.06      2.89
 Total from investment operations                            $        -0.10         -4.18      1.38      3.10      1.08      2.91
LESS DISTRIBUTIONS:
 From net investment income                                  $           --            --        --     -0.59     -0.40     -0.16
 From net realized gains on investments                      $           --         -1.52     -1.59     -0.60     -2.46     -0.89
 Total distributions                                         $           --         -2.07     -1.59     -1.19     -2.86     -1.05
 Net asset value, end of period                              $         7.22          7.32     13.57     13.78     11.87     13.65
 TOTAL RETURN                                                %        -1.37        -35.47      9.16     28.10     10.22     26.02
 Net assets, end of period (000's)                           $       25,115        27,777    46,655    42,605    34,556    56,369
 Ratio of after reimbursement and waiver to average net
 assets                                                      %         1.35(1)       1.35      1.24      1.35      1.48      1.72
 Ratio of net investment income or loss after
 reimbursement and waiver to average net assets              %        -0.45(1)      -0.14     -0.30      0.09      0.15      0.18
 Ratio of expenses before reimbursement and waiver to
 average net assets                                          %         1.45(1)         --      1.24      1.53      1.67        --
 Portfolio turnover rate                                     %       146.08        221.92    181.87    175.71    152.73    194.41

--------------------------------------------------------------------------------

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

 50      ING International Growth Fund

FINANCIAL HIGHLIGHTS                                             ING GROWTH FUND
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                               SEVEN MONTHS
                                                                  ENDED                      YEAR ENDED OCTOBER 31,
                                                                 MAY 31,       --------------------------------------------------
                                                                 2002(3)        2001       2000       1999       1998       1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                    $         11.95         22.98      22.54      16.62      17.02     14.36
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                            $         -0.03         -0.04      -0.04      -0.01*      0.01*     0.01*
 Net realized and unrealized gain (loss) on
 investments                                             $         -0.41         -8.39       3.56       6.13       2.09      3.88
 Total from investment operations                        $         -0.44         -8.43       3.52       6.12       2.10      3.89
 LESS DISTRIBUTIONS FROM:
 Net investment income                                   $            --            --         --         --         --      0.03
 Net realized gains on investments                       $            --          2.60       3.08       0.20       2.50      1.20
 Total distributions                                     $            --          2.60       3.08       0.20       2.50      1.23
 Net asset value, end of period                          $         11.51         11.95      22.98      22.54      16.62     17.02
 TOTAL RETURN(1):                                        %         -3.68        -40.54      16.65      37.09      14.78     28.95
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                        $       124,351       141,232    254,209    206,238    128,667    82,186
 RATIOS TO AVERAGE NET ASSETS:
 Expenses(2)                                             %          0.96          0.91       0.87       0.94       1.00      1.17
 Net investment income (loss)(2)                         %         -0.42         -0.28      -0.09      -0.04       0.07      0.08
 Portfolio turnover rate                                 %           143           199        183        142        170       141


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(2) Annualized for periods less than one year.


(3) The Fund changed its fiscal year end to May 31.


 * Per share data calculated using weighted average number of shares outstanding throughout the period.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                        ING Growth Fund       51

ING SMALL COMPANY FUND                                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                 SEVEN MONTHS
                                                                    ENDED                     YEAR ENDED OCTOBER 31,
                                                                   MAY 31,       ------------------------------------------------
                                                                  2002(3) )       2001       2000       1999      1998      1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $         13.17         15.26      12.46     10.43     15.55     14.67
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                              $         -0.01          0.07       0.06      0.05*     0.09*    -0.06*
 Net realized and unrealized gain (loss) on investments    $          1.03         -1.34       3.72      2.08     -0.90      4.45
 Total from investment operations                          $          1.02         -1.27       3.78      2.13     -0.81      4.39
 LESS DISTRIBUTIONS FROM:
 Net investment income                                     $          0.04          0.08       0.04      0.04        --        --
 Net realized gains on investments                         $            --          0.74       0.94      0.06      4.31      3.51
 Total distributions                                       $          0.04          0.82       0.98      0.10      4.31      3.51
 Net asset value, end of period                            $         14.15         13.17      15.26     12.46     10.43     15.55
 TOTAL RETURN(1):                                          %          7.74         -8.41      31.79     20.54     -7.47     37.80
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $       214,459       183,569    188,306    51,423    29,543    22,661
 RATIOS TO AVERAGE NET ASSETS:
 Net expenses after expense reimbursement(2)(4)            %          1.07          1.09       1.10      1.23      1.32      1.58
 Gross expenses prior to expense reimbursement(2)          %          1.07          1.09       1.10      1.25      1.43      1.58
 Net investment income (loss) after expense
 reimbursement(2)(4)                                       %         -0.11          0.50       0.46      0.43      0.46     -0.42
 Portfolio turnover rate                                   %           200           257        333       232       212       150


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(2) Annualized for periods less than one year.


(3) The Fund changed its fiscal year end to May 31.


(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.


 * Per share data calculated using weighted average number of shares outstanding throughout the period.


 52      ING Small Company Fund

FINANCIAL HIGHLIGHTS                                         ING TECHNOLOGY FUND
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                     SEVEN MONTHS       YEAR         MARCH 1,
                                                                        ENDED           ENDED       2000(1) TO
                                                                       MAY 31,       OCTOBER 31,    OCTOBER 31,
                                                                       2002(3)          2001           2000
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         3.90            8.58          10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                                           $        -0.04           -0.06          -0.14
 Net realized and unrealized loss on investments               $        -0.02           -4.62          -1.28
 Total from investment operations                              $        -0.06           -4.68          -1.42
 Net asset value, end of period                                $         3.84            3.90           8.58
 TOTAL RETURN(1):                                              %        -1.54          -54.55         -14.20
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          775             839          1,569
 RATIOS TO AVERAGE NET ASSETS:
 Net expenses after expense reimbursement(2)(4)                %         1.50            1.50           1.50
 Gross expenses prior to expense reimbursement(2)              %         2.35            2.36           2.48
 Net investment loss after expense reimbursement(2)(4)         %        -1.42           -1.11          -1.09
 Portfolio turnover rate                                       %           59             175            124


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.



(2) Annualized for periods less than one year.



(3) The Fund changed its fiscal year end to May 31.



(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                    ING Technology Fund       53

ING INDEX PLUS LARGECAP FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                   SEVEN                                                 DEC. 10,
                                                                  MONTHS                                                 1996(5)
                                                                   ENDED              YEAR ENDED OCTOBER 31,                TO
                                                                  MAY 31,    ----------------------------------------    OCT. 31,
                                                                  2002(3)     2001       2000       1999       1998        1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                       $      13.83       18.79      17.48      13.78      12.43      10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                               $       0.07        0.14       0.07       0.11*      0.13*      0.12*
 Net realized and unrealized gain (loss) on investments     $       0.01       -5.01       1.32       3.86       2.57       2.33
 Total from investment operations                           $       0.08       -4.87       1.39       3.97       2.70       2.45
 LESS DISTRIBUTIONS FROM:
 Net investment income                                      $       0.13        0.09       0.08       0.07       0.13       0.02
 Net realized gain on investments                           $         --          --         --       0.20       1.22         --
 Total distributions                                        $       0.13        0.09       0.08       0.27       1.35       0.02
 Net asset value, end of period                             $      13.78       13.83      18.79      17.48      13.78      12.43
 TOTAL RETURN(1):                                           %       0.51      -26.03       7.99      29.05      23.46      24.49
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                          $     155,948    136,852    170,673    141,377     31,671     10,876
 RATIOS TO AVERAGE NET ASSETS:
 Net expenses after expense reimbursement(3)(5)             %       0.69        0.66       0.66       0.70       0.70       0.70
 Gross expenses prior to expense reimbursement(2)           %       0.69        0.66       0.66       0.75       1.17       1.95
 Net investment income (loss) after expense
 reimbursement(2)(4)                                        %       0.81        0.83       0.56       0.67       0.96       1.15
 Portfolio turnover rate                                    %         87         117        104         72        124         82


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.



(2) Annualized for periods less than one year.



(3) The Fund changed its fiscal year end to May 31.



(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.



(5) Commencement of operations.



* Per share data calculated using weighted average number of shares outstanding throughout the period.



**  Amount is less than $0.01 per share.


 54      ING Index Plus LargeCap Fund

FINANCIAL HIGHLIGHTS                                  ING INDEX PLUS MIDCAP FUND
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                        SEVEN                                   FEB. 3,
                                                                       MONTHS                                   1998(5)
                                                                        ENDED       YEAR ENDED OCTOBER 31,         TO
                                                                       MAY 31,    --------------------------    OCT. 31,
                                                                       2002(3)     2001      2000      1999       1998
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                            $      11.05      14.78     12.70     10.36     10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                    $      -0.08       0.11      0.02      0.07*     0.04*
 Net realized and unrealized gain (loss) on investments          $       2.08      -1.78      3.90      2.32      0.32
 Total from investment operations                                $       2.00      -1.67      3.92      2.39      0.36
 LESS DISTRIBUTIONS FROM:
 Net investment income                                           $       0.05       0.04      0.06      0.05        --
 Net realized gain on investments                                $         --       2.02      1.78        --        --
 Total distributions                                             $       0.05       2.06      1.84      0.05        --
 Net asset value, end of period                                  $      13.00      11.05     14.78     12.70     10.36
 TOTAL RETURN(1):                                                %      18.13     -12.52     35.42     23.14      3.60
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                               $     11,459        456     2,219     6,806     6,996
 RATIOS TO AVERAGE NET ASSETS:
 Net expenses after expense reimbursement(3)(5)                  %       0.75       0.75      0.75      0.75      0.75
 Gross expenses prior to expense reimbursement(2)                %       1.06       1.25      1.25      1.78      2.51
 Net investment income (loss) after expense
 reimbursement(2)(4)                                             %       0.37       0.53      0.38      0.55      0.57
 Portfolio turnover rate                                         %        190        181       180       131       130


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(2) Annualized for periods less than one year.


(3) The Fund changed its fiscal year end to May 31.


(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


(5) Commencement of operations.


* Per share data calculated using weighted average number of shares outstanding throughout the period.


** Amount is less than $0.01 per share.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Index Plus MidCap Fund       55

ING INDEX PLUS SMALLCAP FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                        SEVEN                                  FEB. 3,
                                                                       MONTHS                                  1998(5)
                                                                        ENDED      YEAR ENDED OCTOBER 31,         TO
                                                                       MAY 31,    -------------------------    OCT. 31,
                                                                       2002(3)     2001      2000     1999       1998
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                            $      10.80      11.66      9.95     8.87      10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                    $       0.07       0.01     -0.02     0.02*      0.02*
 Net realized and unrealized gain (loss) on investments          $       2.03      -0.87      1.74     1.08      -1.15
 Total income from investment operations                         $       2.10      -0.86      1.72     1.10      -1.13
 LESS DISTRIBUTIONS FROM:
 Net investment income                                           $         --         --      0.01     0.02         --
 Total distributions                                             $         --         --      0.01     0.02         --
 Net asset value, end of period                                  $      12.90      10.80     11.66     9.95       8.87
 TOTAL RETURN(1):                                                %      19.44      -7.38     17.35    12.46     -11.30
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                               $        322      3,600     4,825    5,902      5,862
 RATIOS TO AVERAGE NET ASSETS:
 Net expenses after expense reimbursement(3)(5)                  %       0.75       0.75      0.75     0.75       0.75
 Gross expenses prior to expense reimbursement(2)                %       1.86       1.85      1.52     2.03       2.63
 Net investment income (loss) after expense
 reimbursement(2)(4)                                             %       0.10       0.09     -0.05     0.22       0.25
 Portfolio turnover rate                                         %         61        118       134       85        100


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(2) Annualized for periods less than one year.


(3) The Fund changed its fiscal year end to May 31.


(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.


(5) Commencement of operations.


* Per share data calculated using weighted average number of shares outstanding throughout the period.


 56      ING Index Plus SmallCap Fund

FINANCIAL HIGHLIGHTS                                  ING VALUE OPPORTUNITY FUND
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                     SEVEN MONTHS                                 FEBRUARY 2,
                                                                         ENDED         YEAR ENDED OCTOBER 31,     1998(5) TO
                                                                        MAY 31,       ------------------------    OCTOBER 31,
                                                                        2002(3)        2001     2000     1999        1998
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         10.28         14.55    13.24     9.99       10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                  $          0.00**       -0.05    -0.01     0.03(*)     0.03(*)
 Net realized and unrealized gain (loss) on investments        $          0.10         -2.16     2.21     3.25       -0.04
 Total from investment operations                              $          0.10         -2.21     2.20     3.28       -0.01
 LESS DISTRIBUTIONS FROM:
 Net investment income                                         $            --          0.02     0.04     0.03          --
 Net realized gains on investments                             $            --          2.04     0.85       --          --
 Total distributions                                           $            --          2.06     0.89     0.03          --
 Net asset value, end of period                                $         10.38         10.28    14.55    13.24        9.99
 TOTAL RETURN(1):                                              %          0.97        -17.02    17.52    32.88       -0.10
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $         4,725           320    3,550    5,455       4,625
 RATIO TO AVERAGE NET ASSETS:
 Net expenses after expense reimbursement(2)(4)                %          1.10          1.10     1.10     1.10        1.10
 Gross expenses prior to expense reimbursement(2)              %          1.37          1.74     1.62     2.52        3.41
 Net investment income (loss) after expense                    %
 reimbursement(2)(4)                                                     -0.04          0.15     0.08     0.23        0.37
 Portfolio turnover rate                                       %           132           172      162      125         132


--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized for periods less than one year.
(3) The Fund changed its fiscal year end to May 31.

(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
(5) Commencement of operations.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
** Amount represents less than $0.01 per share.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             ING Value Opportunity Fund       57

ING BALANCED FUND                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                              SEVEN MONTHS
                                                                 ENDED                      YEAR ENDED OCTOBER 31,
                                                                MAY 31,       ---------------------------------------------------
                                                                2002(3)        2001       2000       1999       1998       1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                   $         11.02         14.10      13.74      12.84      14.09      13.52
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                  $          0.11          0.26       0.30       0.32*      0.33*      0.33*
 Net realized and unrealized gain (loss) on
 investments                                            $          0.11         -1.85       0.90       1.53       1.02       2.04
 Total from investment operations                       $          0.22         -1.59       1.20       1.85       1.35       2.37
 LESS DISTRIBUTIONS FROM:
 Net investment income                                  $          0.16          0.28       0.30       0.34       0.32       0.30
 Net realized gains on investments                      $            --          1.21       0.54       0.61       2.28       1.50
 Total distributions                                    $          0.16          1.49       0.84       0.95       2.60       1.80
 Net asset value, end of period                         $         11.08         11.02      14.10      13.74      12.84      14.09
 TOTAL RETURN(1)                                        %          2.02        -12.16       9.04      14.79      10.81      19.57
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                      $        65,971        71,759     94,149     98,717    111,887    105,813
 RATIO TO AVERAGE NET ASSETS:
 Expenses(2)                                            %          1.14          1.10       1.06       1.11       1.12       1.24
 Net investment income(2)                               %          1.57          2.06       2.24       2.38       2.54       2.43
 Portfolio turnover rate                                %           118           180        242        127         85        117


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(2) Annualized for periods less than one year.



(3) The Fund changed its fiscal year end to May 31.


* Per share data calculated using weighted average number of shares outstanding throughout the period.


 58      ING Balanced Fund

FINANCIAL HIGHLIGHTS                                  ING GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                              SEVEN MONTHS
                                                                 ENDED                      YEAR ENDED OCTOBER 31,
                                                                MAY 31,       ---------------------------------------------------
                                                                2002(3)        2001       2000       1999       1998       1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                   $          9.54         14.26      16.74      15.26      18.08      15.74
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                           $          0.02          0.05       0.05       0.09*      0.12*      0.15*
 Net realized and unrealized gain (loss) on
 investments                                            $         -0.03         -3.99       0.52       3.26       0.51       5.00
 Total from investment operations                       $         -0.01         -3.94       0.57       3.35       0.63       5.15
 LESS DISTRIBUTIONS FROM:
 Net investment income                                  $          0.04          0.04       0.05       0.14       0.13       0.21
 Net realized gains on investments                      $            --          0.74       3.00       1.73       3.32       2.60
 Total distributions                                    $          0.04          0.78       3.05       1.87       3.45       2.81
 Net asset value, end of period                         $          9.49          9.54      14.26      16.74      15.26      18.08
 TOTAL RETURN(1):                                       %         -0.10        -28.93       3.76      23.00       3.80      37.44
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                      $       258,081       296,248    479,823    558,913    614,493    595,969
 RATIOS TO AVERAGE NET ASSETS:
 Expenses(2)                                            %          0.91          0.86       0.83       0.86       0.88       1.00
 Net investment income (loss)(2)                        %          0.34          0.38       0.33       0.56       0.71       0.93
 Portfolio turnover rate                                %           132           194        167        122        160        158


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(2) Annualized for periods less than one year.



(3) The Fund changed its fiscal year end to May 31.


* Per share data calculated using weighted average number of shares outstanding throughout the period.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                             ING Growth and Income Fund       59

ING BOND FUND                                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the five months ended March 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                  FIVE MONTHS                  YEAR ENDED OCTOBER 31,
                                                                     ENDED         ----------------------------------------------
                                                                MARCH 31, 2002*     2001      2000      1999      1998      1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $          10.76           9.93      9.98     10.38     10.22     10.09
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                    $           0.16           0.52      0.59      0.57+     0.60+     0.62+
 Net realized and change in unrealized gain or loss on    $
 investments                                                         -0.36           0.86     -0.12     -0.41      0.17      0.13
 Total income (loss) from investment operations           $          -0.20           1.38      0.47      0.16      0.77      0.75
LESS DISTRIBUTIONS:
 From net investment income                               $          -0.20          -0.55     -0.52     -0.56     -0.61     -0.62
 From net realized gains on investments                   $          -0.22             --        --        --        --        --
 Total distributions                                      $          -0.42          -0.55     -0.52     -0.56     -0.61     -0.62
 Net asset value, end of period                           $          10.14          10.76      9.93      9.98     10.38     10.22
 TOTAL RETURN                                             %          -1.85          14.20      4.88      1.56      7.72      7.72
 Net assets, end of period (000's)                        $         34,899         38,716    31,000    34,268    41,804    34,080
 Ratio of net investment expenses to average net          %
 assets(1)                                                            0.75           0.75      0.75      0.75      0.75      0.75
 Ratio of net investment income to average net            %
 assets(1)                                                            3.72           5.09      6.00      5.52      5.79      6.07
 Ratio of expenses before reimbursement and waiver to     %
 average net assets(1)                                                0.84           0.82      0.84      0.93      0.97      1.14
 Portfolio turnover rate                                  %          50.94         235.44    361.83    174.14     77.01     48.56

--------------------------------------------------------------------------------

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

*  The Fund changed its fiscal year-end from October 31 to March 31.

 60      ING Bond Fund

FINANCIAL HIGHLIGHTS                                         ING GOVERNMENT FUND
--------------------------------------------------------------------------------

For the five months ended March 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                  FIVE MONTHS                  YEAR ENDED OCTOBER 31,
                                                                     ENDED         ----------------------------------------------
                                                                MARCH 31, 2002*     2001      2000      1999      1998      1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $          10.71           9.94      9.86     10.29      9.99      9.80
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                    $           0.14           0.49      0.57      0.51+     0.53+     0.58+
 Net realized and change in unrealized gain or loss
 on investments                                           $          -0.41           0.74     -0.09     -0.45      0.30      0.21
 Total income from investment operations                  $          -0.27           1.23      0.66      0.06      0.83      0.79
LESS DISTRIBUTIONS:
 From net investment income                               $          -0.16          -0.46     -0.58     -0.49     -0.53     -0.60
 From net realized gains on investments                   $          -0.14             --        --        --        --        --
 Total distributions                                      $          -0.30          -0.46     -0.58     -0.49     -0.53     -0.60
 Net asset value, end of period                           $          10.14          10.71      9.94      9.86     10.29      9.99
 TOTAL RETURN                                             %          -2.52          12.67      6.92      0.58      8.54      8.39
 Net assets, end of period (000's)                        $         17,724         19,458    11,021     9,808    13,980    10,217
 Ratio of net investment expenses to average net
 assets(1)                                                %           0.70           0.70      0.70      0.70      0.70      0.70
 Ratio of net investment income to average net
 assets(1)                                                %           3.33           4.80      5.90      5.00      5.21      5.91
 Ratio of expenses before reimbursement and waiver
 to average net assets(1)                                 %           0.88           0.95      0.97      1.47      1.51      1.70
 Portfolio turnover rate                                  %         166.73         260.00    138.83     30.72    181.08    147.78

--------------------------------------------------------------------------------

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

*  The Fund changed its fiscal year-end from October 31 to March 31.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                    ING Government Fund       61

ING AELTUS MONEY MARKET FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the five months ended March 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                             FIVE MONTHS                    YEAR ENDED OCTOBER 31,
                                                                ENDED         ---------------------------------------------------
                                                           MARCH 31, 2002*     2001       2000       1999       1998       1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $            1.00           1.00       1.00       1.00       1.00       1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                               $            0.01           0.05       0.06       0.05+      0.05+      0.05+
 Total income from investment operations             $            0.01           0.05       0.06       0.05       0.05       0.05
LESS DISTRIBUTIONS:
 From net investment income                          $           -0.01          -0.05      -0.06      -0.05      -0.05      -0.05
 Total distributions                                 $           -0.01          -0.05      -0.06      -0.05      -0.05      -0.05
 Net asset value, end of period                      $            1.00           1.00       1.00       1.00       1.00       1.00
 TOTAL RETURN                                        %            0.70           4.58       5.97       4.88       5.36       5.49
 Net assets, end of period (000's)                   $         208,063        239,531    245,774    284,594    276,024    273,710
 Ratio of net investment expenses to average net
 assets(1)                                           %            0.70           0.64       0.59       0.50       0.48       0.37
 Ratio of net investment income to average net
 assets(1)                                           %            1.67           4.51       5.80       4.79       5.24       5.31
 Ratio of expenses before reimbursement and waiver
 to average net assets(1)                            %              --             --       0.65       0.64       0.72       0.81

--------------------------------------------------------------------------------
+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

* The Fund changed its fiscal year-end from October 31 to March 31.

 62      ING Aeltus Money Market Fund

FINANCIAL HIGHLIGHTS                                             ING ASCENT FUND
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                                   SEVEN MONTHS
                                                                      ENDED                    YEAR ENDED OCTOBER 31,
                                                                     MAY 31,       ----------------------------------------------
                                                                     2002(3)        2001      2000      1999      1998      1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                        $          9.60        12.03     12.14     11.14     14.48     12.57
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                       $          0.05         0.17      0.18      0.22*     0.24*     0.21*
 Net realized and unrealized gain (loss) on investments      $          0.62        -2.44      0.82      1.27     -0.41      2.92
 Total from investment operations                            $          0.67        -2.27      1.00      1.49     -0.17      3.13
 LESS DISTRIBUTIONS FROM:
 Net investment income                                       $          0.15         0.16      0.22      0.18      0.41      0.25
 Net realized gain on investments                            $            --           --      0.89      0.31      2.76      0.97
 Total distributions                                         $          0.15         0.16      1.11      0.49      3.17      1.22
 Net asset value, end of period                              $         10.12         9.60     12.03     12.14     11.14     14.48
 TOTAL RETURN(1):                                            %          7.05       -19.05      8.62     13.66     -1.90     26.59
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                           $        29,599       30,463    42,626    41,936    38,012    27,359
 RATIOS TO AVERAGE NET ASSETS:
 Net expenses after expense reimbursement(2)(4)              %          1.00         1.00      1.00      1.20      1.24      1.52
 Gross expenses prior to expense reimbursement(2)            %          1.25         1.16      1.10      1.26      1.43      1.61
 Net investment income (loss) after expense
 reimbursement(2)(4)                                         %          0.86         1.48      1.76      1.86      2.00      1.53
 Portfolio turnover rate                                     %           149          242       248       132       105       163


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(2) Annualized for periods less than one year.



(3) The Fund changed its fiscal year end to May 31.


(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.


* Per share data calculated using weighted average number of shares outstanding throughout the period.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                        ING Ascent Fund       63

ING CROSSROADS FUND                                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                         SEVEN MONTHS
                                                            ENDED                          YEAR ENDED OCTOBER 31,
                                                           MAY 31,         ------------------------------------------------------
                                                           2002(3)          2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period            $            9.96          11.76       11.76       11.08       13.29       12.16
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                           $            0.08           0.27        0.27        0.30*       0.31*       0.27*
 Net realized and unrealized gain (loss) on
 investments                                     $            0.52          -1.80        0.55        0.83       -0.37        2.16
 Total from investment operations                $            0.60          -1.53        0.82        1.13       -0.06        2.43
 LESS DISTRIBUTIONS FROM:
 Net investment income                           $            0.23           0.27        0.29        0.21        0.45        0.30
 Net realized gain on investments                $              --             --        0.53        0.24        1.70        1.00
 Total distributions                             $            0.23           0.27        0.82        0.45        2.15        1.30
 Net asset value, end of period                  $           10.33           9.96       11.76       11.76       11.08       13.29
 TOTAL RETURN(1):                                %            6.11         -13.28        7.29       10.31       -0.87       21.65
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)               $          37,372         37,961      49,898      48,440      37,620      26,028
 RATIOS TO AVERAGE NET ASSETS:
 Net expenses after expense
 reimbursement(2)(4)                             %            0.95           0.95        0.95        1.20        1.24        1.57
 Gross expenses prior to expense
 reimbursement(2)                                %            1.17           1.11        1.08        1.28        1.40        1.66
 Net investment income after expense
 reimbursement(2)(4)                             %            1.35           2.27        2.54        2.54        2.61        2.13
 Portfolio turnover rate                         %             129            204         239         125         116         162


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(2) Annualized for periods less than one year.


(3) The Fund changed its fiscal year end to May 31.


(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.


* Per share data calculated using weighted average number of shares outstanding throughout the period.


 64      ING Crossroads Fund

FINANCIAL HIGHLIGHTS                                             ING LEGACY FUND
--------------------------------------------------------------------------------


For the seven month period ended May 31, 2002 and the periods ended October 31, the information in the table below has been derived from the Fund's financial statements, which have been audited by KPMG LLP, independent auditors.



                                                         SEVEN MONTHS
                                                            ENDED                          YEAR ENDED OCTOBER 31,
                                                           MAY 31,         ------------------------------------------------------
                                                           2002(3)          2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period            $            9.82          10.73       10.57       10.21       12.15       11.64
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                           $            0.13           0.37        0.33        0.34*       0.35*       0.32*
 Net realized and unrealized gain (loss) on
 investments                                     $            0.29          -0.92        0.47        0.46       -0.07        1.41
 Total from investment operations                $            0.42          -0.55        0.80        0.80        0.28        1.73
 LESS DISTRIBUTIONS FROM:
 Net investment income                           $            0.40           0.36        0.30        0.22        0.60        0.33
 Net realized gain on investments                $              --             --        0.34        0.22        1.62        0.89
 Total distributions                             $            0.40           0.36        0.64        0.44        2.22        1.22
 Net asset value, end of period                  $            9.84           9.82       10.73       10.57       10.21       12.15
 TOTAL RETURN(1):                                %            4.34          -5.24        7.93        7.99        2.51       15.94
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)               $          18,994         20,201      26,494      24,107      22,352      18,313
 RATIO TO AVERAGE NET ASSETS:
 Net expenses after expense
 reimbursement(2)(4)                             %            0.90           0.90        0.90        1.20        1.24        1.63
 Gross expenses prior to expense
 reimbursement(2)                                %            1.31           1.25        1.19        1.45        1.67        1.75
 Net investment income after expense
 reimbursement(2)(4)                             %            2.25           3.30        3.69        3.23        3.26        2.77
 Portfolio turnover rate                         %             101            165         195         120         115         159


--------------------------------------------------------------------------------


(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(2) Annualized for periods less than one year.


(3) The Fund changed its fiscal year end to May 31.


(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.


* Per share data calculated using weighted average number of shares outstanding throughout the period.


              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                        ING Legacy Fund       65

In addition to the Funds offered in this Prospectus, ING Funds Distributor, Inc. also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

DOMESTIC EQUITY GROWTH FUNDS
ING Growth Opportunities Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING Research Enhanced Index Fund
ING SmallCap Opportunities Fund

DOMESTIC EQUITY VALUE FUNDS
ING Large Company Value Fund
ING MagnaCap Fund

FIXED INCOME FUNDS
ING GNMA Income Fund
ING Intermediate Bond Fund

GLOBAL EQUITY FUND
ING Global Technology Fund

INTERNATIONAL EQUITY FUNDS
ING International Fund
ING International Value Fund

MONEY MARKET FUNDS
ING Classic Money Market Fund

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING FUNDS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING Funds. The SAI is legally part of this Prospectus
(it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC). Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

ING Series Fund, Inc.                811-6352
  ING International Growth Fund
  ING Growth Fund
  ING Small Company Fund
  ING Technology Fund
  ING Index Plus LargeCap Fund
  ING Index Plus MidCap Fund
  ING Index Plus SmallCap Fund
  ING Value Opportunity Fund
ING Balanced Fund
ING Growth and Income Fund
ING Bond Fund
ING Government Fund
ING Aeltus Money Market Fund
ING Ascent Fund
ING Crossroads Fund
ING Legacy Fund

   [ING FUNDS LOGO]                      ATIPROS 080102-080102

                                                               [ING DIRECT LOGO]


                      PROSPECTUS


                  Class O Shares

                  August 1, 2002

                                                         ING DIRECT FUNDS

                                               CAPITAL APPRECIATION FUNDS
                                                International Growth Fund
                                                          Technology Fund

                                                              INCOME FUND
                                                                Bond Fund

                                                         INDEX PLUS FUNDS
                                                 Index Plus LargeCap Fund
                                                   Index Plus MidCap Fund

                                                 Index Plus SmallCap Fund


                                                            (Sphere)

ING DIRECT FUNDS

PROSPECTUS
CLASS O SHARES

August 1, 2002

CAPITAL APPRECIATION FUNDS
International Growth Fund (International Growth)
Technology Fund (Technology)

INCOME FUND
Bond Fund (Bond Fund)

INDEX PLUS FUNDS
Index Plus LargeCap Fund (Index Plus LargeCap)
Index Plus MidCap Fund (Index Plus MidCap)
Index Plus SmallCap Fund (Index Plus SmallCap)

This Prospectus contains important information about investing in the ING Funds. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Funds will achieve their objectives. As with all mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Each of the funds listed above is a series of ING Series Fund, Inc. (Company). The formal name of each fund offering Class O shares includes the word "ING" (e.g., ING International Growth Fund).


This Prospectus is for investors purchasing or considering a purchase of Class O shares of one or more of the Funds. Only certain investors are eligible to purchase Class O shares.


- SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THEM.
- THERE IS NO GUARANTEE THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES.
- SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ING BANK, FSB (ING DIRECT), THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                               TABLE OF CONTENTS


THE FUNDS' INVESTMENTS                                            3
      OBJECTIVES, INVESTMENT STRATEGIES, RISKS, AND
       PERFORMANCE                                                3
FUND EXPENSES                                                    16
OTHER CONSIDERATIONS                                             18
MANAGEMENT OF THE FUNDS                                          22
INVESTING IN THE FUNDS                                           23
      OPENING AN ACCOUNT AND ELIGIBILITY FOR CLASS O SHARES      23
      HOW TO BUY SHARES                                          23
      HOW TO SELL SHARES                                         26
      TIMING OF REQUESTS                                         27
      OTHER INFORMATION ABOUT SHAREHOLDER ACCOUNTS AND
       SERVICES                                                  27
      DIVIDENDS AND DISTRIBUTIONS                                28
      TAX INFORMATION                                            29
FINANCIAL HIGHLIGHTS                                             30
ADDITIONAL INFORMATION                                           32

                             THE FUNDS' INVESTMENTS

OBJECTIVES, INVESTMENT STRATEGIES, RISKS AND PERFORMANCE


Below is a description of each Fund's objective, investment strategies employed on behalf of each Fund, and the risks associated with investing in each Fund.

--------------------------------------------------------------------------------


A performance bar chart is provided for each Fund that has been in existence for at least one full calendar year. If a Fund has been in existence for at least two full calendar years, the bar chart shows changes in the Fund's performance from year to year. The fluctuation in returns illustrates each Fund's performance volatility. The bar chart is accompanied by the Fund's best and worst quarterly returns throughout the years presented in the bar chart.

--------------------------------------------------------------------------------


A table for each Fund that has been in existence for at least one full calendar year shows its average annual total return before and after income taxes. The table also compares the Fund's performance to the performance of one or more broad-based securities market indices. Each index is a widely recognized, unmanaged index of securities. A Fund's past performance is not necessarily an indication of how it will perform in the future.

--------------------------------------------------------------------------------

Additional information about the Funds' investment strategies and risks is included beginning on page 18.
--------------------------------------------------------------------------------


ING Investments, LLC (ING) serves as investment adviser to the ING Funds.

--------------------------------------------------------------------------------


Aeltus Investment Management, Inc. (Aeltus) serves as investment sub-adviser to each ING Fund except the ING Technology Fund.

--------------------------------------------------------------------------------


AIC Asset Management, LLC (AIC) serves as investment sub-adviser to the ING Technology Fund.

--------------------------------------------------------------------------------

CAPITAL APPRECIATION  FUNDS

ING INTERNATIONAL GROWTH FUND

OBJECTIVE
Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. International Growth will not target any given level of current income.

INVESTMENT STRATEGY
Under normal market conditions, International Growth invests at least 65% of its total assets in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.

In managing International Growth, Aeltus looks to:

- Diversify the Fund's portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value.
- Allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates.
- Invest primarily in established foreign securities markets, although it may invest in emerging markets as well.
- Use internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. Aeltus analyzes cash flows, earnings and dividends of each company, in an attempt to select companies with long-term sustainable growth characteristics.


The Fund may employ currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.


RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others.


The principal risks of investing in International Growth are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks of foreign investing include:

- Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts.
- Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable.
- Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.
- Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries.
- Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.

ING INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------
[MONEY]
      HOW THE FUND HAS PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.
                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)
The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

 1992     1993     1994    1995    1996     1997     1998     1999      2000      2001
------    -----    ----    ----    -----    -----    -----    -----    ------    ------
-10.84    30.37    0.04    6.98    23.23    15.91    18.34    52.09    -21.46    -25.74

(1) These figures are for the year ended December 31 of each year.


(2) Because Class O shares first commenced operations on August 1, 2001, the returns in the bar chart are based upon the performance of Class I shares of the Fund. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class O shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class O and Class I shares have different expenses.



(3) Effective March 1, 2002, serves as investment adviser and Aeltus, the former investment adviser, serves as sub-adviser to the Fund.


Best and worst quarterly performance during this period:

                           4th quarter 1999:  31.90%


                           3rd quarter 2001: -21.18%

Fund's year-to-date total return as of June 30, 2002:

                                     11.76%


                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (For the periods ended December 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International -- Europe, Australia and Far East Index (MSCI EAFE Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(2)
Class I Return Before Taxes                                    %   -25.74          4.00                  6.44
Class I Return After Taxes on Distributions                    %   -25.74          0.31                  3.69
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                       %   -15.67          2.25                  4.36
MSCI EAFE Index (reflects no deduction for fees, expenses or
  taxes)(3)                                                    %   -21.21          1.17                  4.76(4)

(1) This table shows performance of the Class I shares of the Fund because Class O shares of the Fund first commenced operation in 2001. See footnote (2) to the bar chart above.

(2) Class I commenced operations on January 3, 1992.

(3) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(4) The MSCI EAFE Index return is for the period beginning January 3, 1992 (inception date of the Fund).

ING TECHNOLOGY FUND

OBJECTIVE
Seeks long-term capital appreciation.

INVESTMENT STRATEGY

Technology invests at least 80% of its assets in common stocks and securities convertible into common stock of companies in the information technology sector.



Companies in the information technology sector include companies that AIC considers to be principally engaged in the development, production or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by this sector:


- Computer hardware and software of any kind, including, for example, semiconductors, minicomputers and peripheral equipment.
- Telecommunications products and services.
- Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.
- Data processing products and services.
- Financial services companies that collect or disseminate market, economic, and financial information.
- Internet companies and other companies engaged in, or providing products or services for e-commerce.

AIC considers a company to be principally engaged in the information technology industries if at the time of investment at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. AIC will also consider a company to be principally engaged in the information technology industries if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

In selecting stocks for Technology, AIC looks at a company's valuation relative to its potential long-term growth rate. AIC may look to see whether a company offers a new or improved product, service, or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. Technology may sell a security if AIC determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if AIC believes that another investment offers a better opportunity.

RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others.

The principal risks of investing in Technology are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.


Because Technology's investments are concentrated in the information technology sector, Technology may be subject to more abrupt swings in value than a fund which invests in a broader range of industries.


Investments in information technology companies may be highly volatile. Changes in their prices may reflect changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of information technology investments generally.

Technology may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

ING TECHNOLOGY FUND
--------------------------------------------------------------------------------
[MONEY]
      HOW THE FUND HAS PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.
                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)
The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

 1992     1993     1994    1995    1996     1997     1998     1999      2000      2001
------    -----    ----    ----    -----    -----    -----    -----    ------    ------
                                                                                 -24.67

(1) These figures are for the year ended December 31, 2001.


(2) Because Class O shares first commenced operations on August 6, 2001, the returns in the bar chart are based upon the performance of Class I shares of the Fund. Class I shares are not offered in this prospectus. Class I shares would have substantially similar annual returns as the Class O shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class O and Class I shares have different expenses.



(3) Effective March 1, 2000, ING serves as investment adviser. Formerly, Aeltus served as the investment adviser. Despite the change in investment adviser, AIC Asset Management, LLC has served as the sub-adviser since the Fund commenced operations.


Best and worst quarterly performance during this period:

                           4th quarter 2001:  39.63%


                           3rd quarter 2001: -34.92%

Fund's year-to-date total return as of June 30, 2002:

                                    -29.04%


                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (For the periods ended December 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Goldman Sachs Technology Industry Composite Index. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                    %   -24.67          -34.61                  N/A
Class I Return After Taxes on Distributions                    %   -24.67          -34.61                  N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                       %   -15.02          -26.60                  N/A
Goldman Sachs Technology Industry Composite Index (reflects
no deduction for fees, expenses or taxes)(3)                   %   -28.69          -38.48(4)               N/A

(1) This table shows performance of the Class I shares of the Fund because Class O shares of the Fund first commenced operation in 2001. See footnote (2) to the bar chart above.

(2) Class I commenced operations on March 1, 2000.

(3) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

(4) The Goldman Sachs Technology Industry Composite Index return is for the period beginning March 1, 2000 (inception date of the Fund).

INCOME  FUND

ING BOND FUND

OBJECTIVE
Seeks to provide as high a level of total return as is consistent with reasonable risk, primarily through investment in a diversified portfolio of investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

INVESTMENT STRATEGY
Under normal market conditions, Bond Fund invests at least 80% of its assets in:

- High-grade corporate bonds,
- Mortgage-related and other asset-backed securities, and
- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

High-grade securities are rated at least A by S&P or Moody's, or if unrated, considered by Aeltus to be of comparable quality. The Fund may also invest up to 15% of its total assets in high-yield instruments, and up to 25% of its total assets in foreign debt securities. The Fund may invest in zero coupon securities.

In managing Bond Fund, Aeltus:

- Looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance the portfolio's overall total return and yield, while managing volatility.
- Uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices.

RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others.

The principal risks of investing in Bond Fund are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

ING BOND FUND
--------------------------------------------------------------------------------
[MONEY]
      HOW THE FUND HAS PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.
                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)
The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

 1992     1993     1994     1995     1996     1997     1998     1999      2000      2001
------    -----    -----    -----    -----    -----    -----    -----    ------    ------
  7.22    10.22    -3.26    17.03     3.39     7.91     8.45    -0.86      9.58      8.60

(1) These figures are for the year ended December 31 of each year.


(2) Because Class O shares first commenced operations on August 1, 2001, the returns in the bar chart are based upon the performance of Class I shares of the Fund. Class I shares are not offered in this prospectus. Class I shares would have substantially similar annual returns as the Class O shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class O and Class I shares have different expenses.



(3) Effective March 1, 2002, ING serves as investment adviser and Aeltus, the former investment adviser, serves as sub-adviser to the Fund.


Best and worst quarterly performance during this period:

                            2nd quarter 1995:  5.78%


                            1st quarter 1994: -2.39%

Fund's year-to-date total return as of June 30, 2002:

                                     2.63%


                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (For the periods ended December 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index (LBAB Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(2)
Class I Return Before Taxes                                    %    8.60           6.66                  6.69
Class I Return After Taxes on Distributions                    %    5.61           4.18                  4.26
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                       %    5.20           4.09                  4.17
LBAB Index (reflects no deduction for fees, expenses or
  taxes)(3)                                                    %    8.44           7.43                  7.23(4)

(1) This table shows performance of the Class I shares of the Fund because Class O shares of the Fund first commenced operation in 2001. See footnote (2) to the bar chart above.

(2) Class I commenced operations on January 3, 1992.

(3) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index.

(4) The LBAB Index return is for the period beginning January 3, 1992 (inception date of the Fund).

INDEX PLUS  FUNDS

ING INDEX PLUS LARGECAP FUND

OBJECTIVE
Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500 Index), while maintaining a market level of risk.

INVESTMENT STRATEGY

Index Plus LargeCap invests at least 80% of its assets in stocks included in the S&P 500 Index. The S&P 500 Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation.


In managing Index Plus LargeCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 500 Index that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. Stocks that Aeltus believes are likely to match the performance of the S&P 500 Index are generally invested in proportion to their representation in the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in Index Plus LargeCap between 400 and 500 of the stocks included in the S&P 500 Index. Although the Fund will not hold all the stocks in the S&P 500 Index, Aeltus expects that there will be a close correlation between the performance of Index Plus LargeCap and that of the S&P 500 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.

RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others.

The principal risks of investing in Index Plus LargeCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

ING INDEX PLUS LARGECAP FUND
--------------------------------------------------------------------------------
[MONEY]
      HOW THE FUND HAS PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.
                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)
The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

 1992     1993     1994     1995     1996     1997     1998     1999      2000      2001
------    -----    -----    -----    -----    -----    -----    -----    ------    ------
                                              33.93    32.50    24.51     -9.46    -13.97

(1) These figures are for the year ended December 31 of each year.


(2) Because Class O shares first commenced operations on August 1, 2001, the returns in the bar chart are based upon the performance of Class I shares of the Fund. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class O shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class O and Class I shares have different expenses.



(3) Effective March 1, 2002, ING serves as investment adviser and Aeltus, the former investment adviser, serves as sub-adviser to the Fund.


Best and worst quarterly performance during this period:

                           4th quarter 1998:  22.49%


                           3rd quarter 2001: -13.82%

Fund's year-to-date total return as of June 30, 2002:

                                    -12.64%


                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (For the periods ended December 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Index (S&P 500 Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(2)
Class I Return Before Taxes                                    %   -13.97         11.47                  11.07
Class I Return After Taxes on Distributions                    %   -14.26         10.25                   9.86
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                       %    -8.51          8.84                   8.51
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)(3)                                                    %   -11.88         10.70                  12.65(4)


(1) This table shows performance of the Class I shares of the Fund because Class O shares of the Fund first commenced operation in 2001. See footnote (2) to the bar chart above.

(2) Class I commenced operations on January 3, 1996.

(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.


(4) The S&P 500 Index return is for the period beginning January 1, 1996 (inception date of the Class I shares).

ING INDEX PLUS MIDCAP FUND


OBJECTIVE
Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400 Index), while maintaining a market level of risk.

INVESTMENT STRATEGY
Index Plus MidCap invests at least 80% of its assets in stocks included in the S&P 400 Index. The S&P 400 Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing Index Plus MidCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 400 Index that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P 400 Index, Aeltus expects that there will be a close correlation between the performance of Index Plus MidCap and that of the S&P 400 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 400 Index.

RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others.

The principal risks of investing in Index Plus MidCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies.

The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

ING INDEX PLUS MIDCAP FUND
--------------------------------------------------------------------------------
[MONEY]
      HOW THE FUND HAS PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.
                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)
The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

 1992     1993     1994     1995     1996     1997     1998     1999      2000      2001
------    -----    -----    -----    -----    -----    -----    -----    ------    ------
                                                                15.61     19.98     -1.59

(1) These figures are for the year ended December 31 of each year.


(2) Because Class O shares first commenced operations on August 1, 2001, the returns in the bar chart are based upon the performance of Class I shares of the Fund. Class I shares are not offered in this prospectus. Class I shares would have substantially similar annual returns as the Class O shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class O and Class I shares have different expenses.



(3) Effective March 1, 2002, ING serves as investment adviser and Aeltus, the former investment adviser, serves as sub-adviser to the Fund.


Best and worst quarterly performance during this period:

                           4th quarter 1999:  18.79%


                           3rd quarter 2001: -13.72%

Fund's year-to-date total return as of June 30, 2002:

                                     -1.22%


                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (For the periods ended December 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's MidCap 400 Index (S&P 400 Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

                                                                                   5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)
Class I Return Before Taxes                                    %   -1.59            14.34                  N/A
Class I Return After Taxes on Distributions                    %   -1.75            11.28                  N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                       %   -0.97            10.36                  N/A
S&P 400 Index (reflects no deduction for fees, expenses or
  taxes)(3)                                                    %   -0.61            12.67(4)               N/A

(1) This table shows performance of the Class I shares of the Fund because Class O shares of the Fund first commenced operation in 2001. See footnote (2) to the bar chart above.

(2) Class I commenced operations on February 3, 1998.

(3) The S&P 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(4) The S&P 400 Index return is for the period beginning February 3, 1998 (inception date of the Fund).

ING INDEX PLUS SMALLCAP FUND


OBJECTIVE
Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk.

INVESTMENT STRATEGY
Index Plus SmallCap invests at least 80% of its assets in stocks included in the S&P 600 Index. The S&P 600 Index is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing Index Plus SmallCap, Aeltus attempts to achieve the Fund's objective by overweighting those stocks in the S&P 600 Index that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P 600 Index, Aeltus expects that there will be a close correlation between the performance of Index Plus SmallCap and that of the S&P 600 Index in both rising and falling markets, as the Fund is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 600 Index.

RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others.

The principal risks of investing in Index Plus SmallCap are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.
- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.
- When selling of a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.
- Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Finally, the success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

ING INDEX PLUS SMALLCAP FUND
--------------------------------------------------------------------------------
[MONEY]
      HOW THE FUND HAS PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance (before and after income taxes) is not an indication of future performance.
                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)
The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year.

                             [TOTAL RETURNS GRAPH]

 1992     1993     1994     1995     1996     1997     1998     1999      2000      2001
------    -----    -----    -----    -----    -----    -----    -----    ------    ------
                                                                10.28      7.83      3.21

(1) These figures are for the year ended December 31 of each year.


(2) Because Class O shares first commenced operations on August 1, 2001, the returns in the bar chart are based upon the performance of Class I shares of the Fund. Class I shares are not offered in this prospectus. Class I shares would have substantially similar annual returns as the Class O shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class O and Class I shares have different expenses.



(3) Effective March 1, 2002, ING serves as investment adviser and Aeltus, the former investment adviser, serves as sub-adviser to the Fund.


Best and worst quarterly performance during this period:

                           4th quarter 2001:  17.84%


                           3rd quarter 2001: -14.93%

Fund's year-to-date total return as of June 30, 2002:

                                     0.90%


                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (For the periods ended December 31, 2001)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's SmallCap 600 Index (S&P 600 Index). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(2)
Class I Return Before Taxes                                    %    3.21           5.37                   N/A
Class I Return After Taxes on Distributions                    %    3.21           5.33                   N/A
Class I Return After Taxes on Distributions and Sale of Fund
  Shares                                                       %    1.95           4.34                   N/A
S&P 600 Index (reflects no deduction for fees, expenses or
  taxes)(3)                                                    %    6.54           7.58(4)                N/A

(1) This table shows performance of the Class I shares of the Fund because Class O shares of the Fund first commenced operation in 2001. See footnote (2) to the bar chart above.

(2) Class I commenced operations on February 3, 1998.

(3) The S&P 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $903 million.

(4) The S&P 600 Index return is for the period beginning February 3, 1998 (inception date of the Fund).

FUND EXPENSES

The following tables describe Fund expenses. Annual Fund Operating Expenses are deducted from Fund assets every year, and are thus paid indirectly by all shareholders.

CLASS O SHAREHOLDER FEES

There are no sales charges deducted on initial purchases of Class O shares, no deferred sales charges applied on redemptions, no sales charges applied to dividend reinvestments, and no exchange fees. Each Fund has adopted a Shareholder Services Plan that allows payment of a service fee. The service fee is used primarily to pay selling dealers and their agents for servicing and maintaining shareholder accounts. Because the fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                 CLASS O SHARES
                       ANNUAL FUND OPERATING EXPENSES(1)
                 (as a percentage of average daily net assets)


                                       Service                                            Waiver
                           Management  (12b-1)                      Total Operating  Reimbursement and    Net
                              Fee        Fees    Other Expenses(2)     Expenses        Recoupment(3)    Expenses
International Growth(2)     0.85%      0.25%        0.50%             1.60%             0.00%           1.60%
Technology(3)               1.05%      0.25%        1.30%             2.60%            -0.85%           1.75%
Bond Fund(3)                0.50%      0.25%        0.34%             1.09%            -0.09%           1.00%
Index Plus LargeCap(2)      0.45%      0.25%        0.24%             0.94%              --%            0.94%
Index Plus MidCap(3)        0.45%      0.25%        0.61%             1.31%            -0.31%           1.00%
Index Plus SmallCap(3)      0.45%      0.25%        1.41%             2.11%            -1.11%           1.00%


(1) This table shows the estimated operating expenses for each Fund as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Fund's actual operating expenses, annualized, for the Funds' most recently completed fiscal year and fee waivers to which the investment adviser has agreed to for each Fund. Actual expenses may be greater or less than estimated.


(2) The Funds pay an annual administration fee equal to 0.08% of average daily net assets.



(3) ING Investments, LLC, the investment adviser to each Fund, entered into written expense limitation agreements with each Fund (except Bond Fund) under which it will limit expenses of the Funds, excluding interest, brokerage and extraordinary expenses, subject to possible reimbursement to ING within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year by the Adviser is shown under the heading "Waivers, Reimbursements and Recoupment." For each Fund, the expense limits will continue through at least each Fund's fiscal year end. The expense limitation agreements are contractual. Aeltus, the former investment adviser to the Funds, was contractually obligated through October 31, 2001 to waive all or a portion of its investment advisory fees and/or its administrative services fees and/or to reimburse a portion of other expenses in order to ensure that the Funds' total operating expenses did not exceed the percentage reflected under "Net Expenses." The amounts of each Fund's expenses waived or reimbursed during the last fiscal year by Aeltus is shown under "Waiver, Reimbursement and Recoupment."

CLASS O SHARES EXAMPLE

The examples that follow are intended to help you compare the cost of investing in the ING Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5% and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


                                                  1 YEAR                 3 YEARS                 5 YEARS                 10 YEARS
International Growth                               $163                    $505                   $  871                  $1,900
Technology                                          263                     808                    1,380                   2,934
Bond Fund                                           111                     347                      601                   1,329
Index Plus LargeCap                                  96                     300                      520                   1,155
Index Plus MidCap                                   133                     415                      718                   1,579
Index Plus SmallCap                                 214                     661                    1,134                   2,441

OTHER CONSIDERATIONS


All mutual funds involve risk -- some more than other -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.


Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Adviser or Sub-Adviser of a Fund may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

FUTURES CONTRACTS AND OPTIONS (ALL FUNDS). Each Fund may enter into futures contracts and use options. The Funds primarily use future contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Funds also may use these instruments for speculation (investing for potential income or capital gain).

- Futures contracts are agreements that obligate the buyer to buy and the seller to sell a certain quantity of securities at a specific price on a specific date.
- Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.

The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.

SWAPS (BOND FUND). Bond Fund may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.

Swap agreements can take many different forms and are known by a variety of names. Bond Fund is not limited to any particular form or variety of swap agreement if Aeltus determines it is consistent with the Fund's investment objective and policies.

The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If Aeltus incorrectly forecasts such change, Bond Fund's performance would be less than if the Fund had not entered into the swap. In addition, if the counterparty's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.

If the counterparty to a swap defaults, Bond Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Aeltus will monitor the creditworthiness of counterparties to Bond Fund's swap transactions on an ongoing basis.

DEFENSIVE INVESTING (INTERNATIONAL GROWTH, TECHNOLOGY, BOND FUND). In response to unfavorable market conditions, the Funds may make temporary investments that are not consistent with its principal investment objective and policies.

INVESTMENTS IN FOREIGN SECURITIES (ALL FUNDS). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standard or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices are more volatile that those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions wither on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increasing the value of such currencies, and might, in certain cases, result in losses to the Fund.

EMERGING MARKETS INVESTMENTS (ALL FUNDS). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a mall number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

INABILITY TO SELL SECURITIES (ALL FUNDS). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield instruments, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security a the time and price that would be most beneficial to a Fund.

HIGH YIELD SECURITIES. Each Fund (other than International Growth and Technology) may invest in high yield securities. High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by the Adviser to be of comparable quality. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES (ALL FUNDS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates decline, the value of a Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manger in the selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Durations a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.


U.S. GOVERNMENT SECURITIES (ALL FUNDS). Some U.S. Government agency securities may be subject to varying degrees of credit risks, particularly those not backed by the full faith and credit of the United States Government. The price of a U.S. Government security may decline due to changing interest rates.


CONVERTIBLE SECURITIES (ALL FUNDS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER INVESTMENT COMPANIES (ALL FUNDS). Each Fund may invest in other investment companies to the extent permitted by a Fund's investment policies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

RESTRICTED AND ILLIQUID SECURITIES (ALL FUNDS). Each Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid that registered securities traded on established secondary markets.

MORTGAGE-RELATED SECURITIES (BOND FUND). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgage securities will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

INTERESTS IN LOANS (ALL FUNDS). Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Fund's investment. Many loans are relatively illiquid and may be difficult to value.

DERIVATIVES (ALL FUNDS). The Funds may invest in derivative instruments. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures (discussed above). Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

CONCENTRATION (TECHNOLOGY).  The Fund concentrates (for purposes of the 1940
Act) it assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Fund may be subject to greater market fluctuation that a fund which has securities representing a broader range of investment alternatives.

MANAGEMENT RISK (ALL FUNDS). Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

PORTFOLIO TURNOVER (ALL FUNDS). Each Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. Each Fund (other than Bond Fund) may invest in equity securities of small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages n general.

OTHER RISKS

REPURCHASE AGREEMENTS (ALL FUNDS). Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES (ALL FUNDS). In order to generate additional income, Each Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING (ALL FUNDS). Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS (ALL FUNDS). A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, a Fund's net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.


SHORT SALES (ALL FUNDS). A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PARING OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS (ALL FUNDS). Unless otherwise stated, the percentage limitation in this Prospectus apply at the time of investment.

MANAGEMENT OF THE FUNDS

ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), an Arizona limited liability company, formerly ING Pilgrim Investments, LLC, serves as the investment adviser to the Funds. ING has overall responsibility for the management of the Funds. ING provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees.


As of June 30, 2002, ING managed over $34.6 billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Funds.


The following table shows the aggregate annual management fee paid by each Fund for its most recent fiscal year as a percentage of that Fund's average daily net assets:



                                         MANAGEMENT
FUND                                        FEE
International Growth                       0.85%
Technology                                 1.05%
Bond Fund                                  0.50%
Index Plus LargeCap                        0.45%
Index Plus MidCap                          0.45%
Index Plus SmallCap                        0.45%


SUB-ADVISERS

ING has engaged a Sub-Adviser to provide the day-to-day management of each Fund's portfolio.

AELTUS INVESTMENT MANAGEMENT, INC.

Aeltus Investment Management, Inc., (Aeltus), a Connecticut corporation, serves as the Sub-Adviser to each Fund (other than Technology). Aeltus is responsible for managing the assets of the Funds in accordance with each Fund's investment objective and policies, subject to oversight by ING and the Board.

Founded in 1972, Aeltus is registered as an investment adviser with the SEC. Aeltus is an indirect, wholly owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of June 30, 2002, Aeltus managed over $37.2 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3607.


Prior to March 31, 2002, Aeltus served as investment adviser to all the Funds. There was no change in advisory fees paid by the Funds in connection with the change in investment adviser.

INTERNATIONAL GROWTH FUND

International Growth is managed by a team of Aeltus equity investment specialists led by Vince Fioramonti, Portfolio Manager, Aeltus. Mr. Fioramonti has been managing International Growth since December 1995. Mr. Fioramonti also manages international stocks and non-U.S. dollar government bonds for other Aeltus advised funds since 1994.

BOND FUND

Steven Huber, Senior Vice President and Director of Fixed Income, Aeltus, serves as the lead Portfolio Manager and heads the fixed income team in management of the Bond Fund. Mr. Huber has led this team since February 2001, which consists of specialists in each fixed income asset class. Mr. Huber is also responsible for investment management of all of Aeltus' fixed-income portfolios, including institutional and mutual fund portfolios and has over 14 years experience in fixed-income investments.

INDEX PLUS LARGECAP, INDEX PLUS MIDCAP, INDEX PLUS SMALLCAP FUNDS

Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap are managed by Hugh T.M. Whelan and Douglas Cote.

Mr. Whelan, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap since March 2001 and as co-manager of Index Plus MidCap and Index Plus SmallCap since April 2000. Mr. Whelan has also been serving as a quantitative equity analyst since 1999. Mr. Whelan has been with Aeltus since 1989 and previously served as a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities.

Mr. Cote, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap since March 2001. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.

TECHNOLOGY FUND
AIC ASSET MANAGEMENT, LLC


AIC Asset Management, LLC (AIC), 100 Pine St., Suite 420, San Francisco, California 94117, a Delaware limited liability company, serves as Sub-Adviser to Technology. Subject to the supervision of the Board and ING, AIC manages Technology's assets in accordance with Technology's investment objective, policies and limitations. AIC makes investment decisions for Technology as to those assets and places orders to purchase and sell securities and other investments for Technology. As of June 30, 2002, AIC had approximately $47 million in assets under management.


Ronald E. Elijah, managing member of AIC, has been co-managing Technology since its inception. Prior to founding AIC (formerly Elijah Asset Management, LLC) in March 1999, Mr. Elijah was a portfolio manager with Robertson Stephens Investment Management.

Roderick R. Berry, a member of AIC, has served as co-portfolio manager of Technology since its inception. Prior to joining AIC in March 1999, Mr. Berry was a member of the Robertson Stephens Investment Management research team.

INVESTING IN THE FUNDS

OPENING AN ACCOUNT AND ELIGIBILITY FOR CLASS O SHARES

How to Open an Account If you wish to open an account, you must submit a completed application to the Fund and, except as described herein, the initial investment must be a minimum of $1,000. The Fund may waive the minimum initial investment if you open your account by electing the Automatic Investment Plan. You may submit a completed and signed application along with your check to:

ING DIRECT Securities, Inc.
P.O. Box 15647
Wilmington, DE 19885-5647

Your check must be drawn on a bank located within the United States and payable in U.S. dollars.

CLASS O ELIGIBILITY

Class O shares are shares that are offered to:

- Customers purchasing shares through ING DIRECT Securities, Inc.

- Members of such other groups as may be approved by the Board from time to time.

HOW TO BUY SHARES

MINIMUM INVESTMENTS                    INITIAL INVESTMENT             ADDITIONAL INVESTMENTS
Individual Retirement Accounts                $ 250                   - $100 except by wire or Systematic
                                                                        Investment
                                                                      - $250 by wire
                                                                      - $50 by Systematic Investment

Other investments                            $1,000                   - $100 except by wire or Systematic
                                                                        Investment
                                                                      - $500 by wire
                                                                      - $50 by Systematic Investment

                                  TO OPEN AN ACCOUNT                         TO PURCHASE ADDITIONAL SHARES
----------------------------------------------------------------------------------------------------------------------------------
   BY MAIL                           Complete and sign your application,        Fill out the investment stub from your
                                     make your check payable to ING DIRECT      confirmation statement or send a letter indicating
                                     Fund and mail to:                          your name, account number(s), the Fund(s) in which
                                                                                you wish to invest and the amount you want to
                                     ING DIRECT Securities, Inc.                invest in each Fund.
                                     P.O. Box 15647
                                     Wilmington, DE 19885-5647                  Make your check payable to ING DIRECT Fund and
                                                                                mail to:
                                     Your check must be drawn on a bank
                                     located within the United States and       ING DIRECT Securities, Inc.
                                     payable in U.S. dollars. Cash, credit      P.O. Box 15647
                                     cards and third party checks cannot be     Wilmington, DE 19885-5647
                                     used to open an account.
                                                                                Your check must be drawn on a bank located within
                                                                                the United States payable in U.S. dollars. The
                                                                                Funds will accept checks which are made payable to
                                                                                you and endorsed to ING DIRECT Fund.
   -------------------------------------------------------------------------------------------------------------------------------
   BY OVERNIGHT COURIER              Follow the instructions above for "By      Follow the instructions above for "By Mail" but
                                     Mail" but send your completed              send your check and investment stub or letter to:
                                     application and check to:
                                                                                ING DIRECT Securities, Inc.
                                     ING DIRECT Securities, Inc.                1 South Orange Street
                                     1 South Orange Street                      Wilmington, DE 19801
                                     Wilmington, DE 19801
   -------------------------------------------------------------------------------------------------------------------------------
   BY WIRE                           Not Available                              Call 1-866-BUY-FUND (866-289-3863) prior to
                                                                                sending the wire in order to obtain a confirmation
                                                                                number.
                                                                                Instruct your bank to wire funds to:
                                                                                State Street Bank & Trust
                                                                                ABA #101003621
                                                                                (continued on next page)

                                  TO OPEN AN ACCOUNT                         TO PURCHASE ADDITIONAL SHARES
                                                                                Credit to:
                                                                                State Street Bank & Trust
                                                                                Account #7518315
                                                                                Further Credit to:
                                                                                Name of Fund Shareholder
                                                                                Account Number
                                                                                Shareholder Registration
                                                                                Federal funds wire purchase orders will be
                                                                                accepted only when the Fund's transfer agent and
                                                                                custodian bank are open for business.
                                                                                Neither the Funds nor their agents are responsible
                                                                                for the consequences of delays resulting from the
                                                                                banking or Federal Reserve wire system or from
                                                                                incomplete instructions.
----------------------------------------------------------------------------------------------------------------------------------
   BY ELECTRONIC FUNDS TRANSFER      Follow the instructions above for "By      You may also purchase additional shares by
                                     Mail" but rather than send a check, be     Electronic Funds Transfer by calling
                                     sure to complete section 4 of the          1-866-BUY-FUND (866-289-3863).
                                     application.
   -------------------------------------------------------------------------------------------------------------------------------
   BY EXCHANGE                       Submit a written request to the address    Submit a written request to the address listed
                                     listed above under "By Mail." Include:     above under "By Mail." Include:
                                     - Your name and account number.            - Your name and account number
                                     - The name of the Fund into and out of     - The name of the Fund into and out of which you
                                       which you wish to exchange.                wish to exchange.
                                     - The amount to be exchanged and the       - The amount to be exchanged and the signatures of
                                       signatures of all shareholders.            all shareholders.
                                     You may also exchange your shares by       You may also exchange your shares by calling
                                     calling 1-866-BUY-FUND (866-289-3863).     1-866-BUY-FUND (866-289-3863).
                                     Please be prepared to provide:             Please be prepared to provide:
                                     - The Funds' names.                        - The Funds' names.
                                     - Your account number(s).                  - Your account number(s).
                                     - Your Social Security number or           - Your Social Security number or taxpayer
                                       taxpayer identification number.          identification number.
                                     - Your address.                            - Your address.
                                     - The amount to be exchanged.              - The amount to be exchanged.

HOW TO SELL SHARES

To redeem all or a portion of the shares in your account, you should submit a redemption request as described below.

Redemption requests may be made in writing or, in amounts up to $100,000, by telephone. A medallion signature guarantee is required if the amount of the redemption request is over $100,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution, which participates in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which are not participating in such a medallion program will not be accepted. Please note that notaries public cannot provide signature guarantees.

Once your redemption request is received in good order as described below, the Fund normally will send the proceeds of such redemption within one or two business days. However, if making immediate payment could adversely affect a Fund, the Fund may defer distribution for up to seven days or a longer period if permitted. If you redeem shares of a Fund shortly after purchasing them, the Fund will hold payment of redemption proceeds until a purchase check or systematic investment clears, which may take up to 12 calendar days. A redemption request made within 15 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee.

   REDEMPTIONS BY MAIL                   You may redeem shares you own in any Fund by sending written instructions to:
                                         ING DIRECT Securities, Inc.
                                         P.O. Box 15647
                                         Wilmington, DE 19885-5647
                                         Your instructions should identify:
                                         - The Fund.
                                         - The number of shares or dollar amount to be redeemed.
                                         - Your name and account number.
                                         Your instructions must be signed by all person(s) required to sign for the Fund account, exactly as the shares are registered, and, if necessary, accompanied by a medallion signature guarantee(s).
   --------------------------------------------------------------------------------------------------------------------------------
   REDEMPTIONS BY WIRE                   A minimum redemption of $1,000 is required for wire transfers. Redemption proceeds will be transferred by wire to your previously designated bank account or to another destination if the federal funds wire instructions provided with your redemption request are accompanied by a medallion signature guarantee.
   --------------------------------------------------------------------------------------------------------------------------------
   REDEMPTIONS BY                        Call 1-866-BUY-FUND (866-289-3863). Please be prepared to provide your account number,
   TELEPHONE                             account name and the amount of the redemption, which generally must be no less than $500 and no more than $100,000.

TIMING OF REQUESTS

Orders that are received by the Funds' transfer agent, or as otherwise provided below, before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) will be processed at the Net Asset Value (NAV) calculated that business day. Orders received after the close of regular trading on the New York Stock Exchange will be processed at the NAV calculated on the following business day.

The Company may appoint certain financial intermediaries and institutions (Institutions) as parties that may accept purchase and redemption orders on behalf of the Company. If you purchase or redeem shares in connection with programs offered by these Institutions, and the Institution receives your order before the close of regular trading on the New York Stock Exchange, your shares will be purchased or redeemed at the NAV determined that business day.

Institutions may be authorized to designate other intermediaries to accept purchase and redemption orders on the Company's behalf, subject to the Company's approval. In that case, the Company will be deemed to have received a purchase or redemption order when the Institution's authorized designee accepts the order.

Institutions may charge you fees or assess other charges for the services they provide to their customers. These fees or charges are retained by the Institution and are not remitted to the Company.

Investors purchasing through an Institution should refer to the Institution's materials for a discussion of any specific instructions on the timing of or restrictions relating to the purchase or redemption of shares.

OTHER INFORMATION ABOUT SHAREHOLDER ACCOUNTS AND SERVICES

Business Hours Each Fund is open on the same days as the New York Stock Exchange (generally, Monday through Friday). Fund representatives are available from 8:00 a.m. to 8:00 p.m. Eastern Time Monday through Friday.

Net Asset Value The NAV of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time).

In calculating the NAV, securities are valued primarily by independent pricing services using market quotations. Short-term debt securities maturing in less than 60 days are valued using amortized cost. Securities for which market quotations are not readily available are valued at their fair value, subject to procedures adopted by the Board. With respect to any Fund that invests in foreign securities, because those securities may be traded on markets that are open on days when the Fund does not price its shares, the Fund's NAV may change even though Fund shareholders may not be permitted to sell or redeem Fund shares.

Exchange Privileges There is no fee to exchange shares from one Fund to another. When you exchange shares, your new Fund shares will be in the equivalent class of your current shares.

There are no limits on the number of exchanges you can make. However, the Funds may suspend or terminate your exchange privilege if you make more than five exchanges out of a single Fund in any calendar year, and the Funds may refuse to accept any exchange request, especially if as a result of the exchange, in ING's judgment, it would be too difficult to invest effectively in accordance with the Fund's investment objective.

The Funds are not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Funds reserve the right to reject any specific purchase or exchange request, including a request made by a market timer.

Cross Investing

- DIVIDEND INVESTING You may elect to have dividend and/or capital gains distributions automatically invested in the same class of one other Fund.
- SYSTEMATIC EXCHANGE You may establish an automatic exchange of shares from one Fund to another.

Telephone Exchange and/or Redemption Privileges You automatically receive telephone exchange and redemption privileges when you establish your account. If you do not want these telephone privileges, you may call 1-866-BUY-FUND (866-289-3863) to have them removed. All telephone transactions may be recorded, and you will be asked for certain identifying information.

Telephone redemption requests will be accepted if the request is for a minimum of $500 or a maximum of $100,000. Telephone redemption requests will not be accepted if you:

- Have submitted a change of address within the preceding 15 calendar days.
- Are selling shares in a retirement plan account held in trust.

You may make account inquiry requests on-line at: www.ingdirect.com.

The Funds reserve the right to amend telephone exchange and redemption privileges at any time upon notice to shareholders and may refuse a telephone exchange or redemption if the Funds believe it is advisable to do so.

Minimum Account Balance Generally, you must maintain a minimum balance of $1,000 ($250 for IRA) in each Fund account. If you do not, the Fund may give you 60 days' notice to increase the account balance to the minimum set forth above. If you fail to increase your account balance to the minimum, the Fund may redeem all of your remaining shares and mail the proceeds to you at the address of record. The Fund will not redeem shares for failing to maintain an adequate account balance if the account balance falls below the minimum balance only because the value of Fund shares has decreased.

Additional Services The Funds offer the following additional investor services. Each Fund reserves the right to terminate or amend these services at any time. For all of the services, certain terms and conditions apply. See the SAI or call 1-866-BUY-FUND (866-289-3863) for additional details.

- AUTOMATIC INVESTMENT You can make automatic monthly investments in any Fund.

- AUTOMATIC CASH WITHDRAWAL PLAN The Automatic Cash Withdrawal Plan provides a convenient way for you to receive a systematic distribution while maintaining an investment in a Fund.

- TDD SERVICE Telecommunication Device for the Deaf (TDD) services are offered for hearing impaired investors. The dedicated number for this service is 1-800-688-4889.

- TAX-DEFERRED RETIREMENT PLANS Each Fund may be used for investment by individual retirement accounts (IRAs, including Roth IRAs). Purchases made in connection with IRA accounts may be subject to an annual custodial fee of $10 for each account registered under the same taxpayer identification number. This fee will be deducted directly from your account(s). The custodial fee will be waived for individual retirement accounts registered under the same taxpayer identification number having an aggregate balance over $30,000 at the time such fee is scheduled to be deducted.

Payments to Securities Dealers and Selection of Executing Brokers From time to time, ING Funds Distributor, Inc., the Company's principal underwriter, or its affiliates may make payments to other dealers and/or their registered representatives, who may or may not be affiliates of ING, who sell shares or who provide shareholder services. The value of a shareholder's investment will be unaffected by these payments.

Aeltus may consider the sale of shares of the Funds and of other investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute each Fund's portfolio transactions, subject to Aeltus' (or AIC's, in the case of Technology) duty to obtain best execution.

DIVIDENDS AND DISTRIBUTIONS

Dividends Dividends are declared and paid as follows:

- declared and paid monthly     Bond Fund
- declared and paid annually    All other Funds

Capital gains distributions, if any, are paid on an annual basis in December. To comply with federal tax regulations, each Fund may also pay an additional capital gains distribution, usually in June.

Both income dividends and capital gains distributions are paid by each Fund on a per share basis. As a result, at the time of this payment, the share price of a Fund will be reduced by the amount of the payment.

Distribution Options When completing your application, you must select one of the following three options for dividends and capital gains distributions:

- FULL REINVESTMENT Both dividends and capital gains distributions from a Fund will be reinvested in additional shares of the same class of shares of that Fund. This option will be selected automatically unless one of the other options is specified.

- CAPITAL GAINS REINVESTMENT Capital gains distributions from a Fund will be reinvested in additional shares of the same class of shares of that Fund and all net income from dividends will be distributed in cash.

- ALL CASH Dividends and capital gains distributions will be paid in cash. If you select a cash distribution option, you can elect to have distributions automatically invested in shares of another Fund.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

TAX INFORMATION



The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.



Each Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.



Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.



You will receive an annual statement summarizing your dividend and capital gains distributions.



If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.



There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.



As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                              FINANCIAL HIGHLIGHTS

These highlights are intended to help you understand the Fund's performance since its commencement of operations. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in this table has been derived from the Funds' financial statements which have been derived from the Funds' financial statements which have been audited by KPMG LLP, independent auditors, whose report, along with the Fund's Financial Statement, are included in the Fund's Annual Report, which is available upon request.

(for one outstanding share throughout each period)


                                                                               INTERNATIONAL
                                                                                  GROWTH                     TECHNOLOGY
                                                                                  ------                     ----------
                                                                                Period From         Seven         Period From
                                                            Six-Month         August 1, 2001       Months       August 6, 2001
                                                           Period Ended      (Date of Initial       Ended      (Date of Initial
                                                          April 30, 2002    Public Offering) to    May 31,    Public Offering) to
                                                           (Unaudited)       October 31, 2001       2002*      October 31, 2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $           7.28                8.41             3.90             4.93
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                               $          -0.01               -0.01            -0.02            -0.02
Net realized and change in unrealized gain or
  loss on investments                               $          -0.09               -1.12            -0.05            -1.01
  Total income from investment operations           $          -0.10               -1.13            -0.07            -1.03
LESS DISTRIBUTIONS:
From net investment income                          $                                 --                                --
From net realized gains on investments              %                                 --                                --
  Total distributions                               $                                 --                                --
Net asset value, end of period                      $           7.18                7.28             3.83             3.90
  Total return                                      %          -1.37              -13.44            -1.80           -20.89
Net assets, end of period (000's)                   $            341                  18              610               30
Ratio of net investment expenses to average net
  assets(1)                                         %           1.60(1)             1.60             1.75             1.75
Ratio of net investment income to average net
  assets(1)                                         %          -0.71(1)            -0.39             1.73            -1.36
Ratio of expenses before reimbursement and
  waiver to average net assets(1)                   %          -1.70(1)               --             2.60             2.61
Portfolio turnover rate                             %         146.08              221.92               59              175



                                                                                      BOND FUND
                                                                                      ---------
                                                                                               Period From
                                                                         Period From         August 1, 2001
                                                                       October 31, 2001     (Date of Initial
                                                                              to           Public Offering) to
                                                                        March 31, 2002      October 31, 2001
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $           10.76                10.49
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                            $            0.17                 0.40
Net realized and change in unrealized gain or loss on
  investments                                                    $           -0.38                -0.03
  Total income from investment operations                        $           -0.21                 0.37
LESS DISTRIBUTIONS:
From net investment income                                       $           -0.19                -0.10
From net realized gains on investments                           %           -0.22                   --
  Total distributions                                            $           -0.41                -0.10
Net asset value, end of period                                   $           10.14                10.76
  Total return                                                   %           -1.93                 3.55
Net assets, end of period (000's)                                $             835                   17
Ratio of net investment expenses to average net assets(1)        %            1.00                 1.00
Ratio of net investment income to average net assets(1)          %            3.47                 4.84
Ratio of expenses before reimbursement and waiver to average
  net assets(1)                                                  %            1.09                 1.07
Portfolio turnover rate                                          %           50.94               235.44


(1) Annualized.


*  The Fund changed its fiscal year-end from October 31 to March 31.

                              FINANCIAL HIGHLIGHTS

(for one outstanding share throughout each period)


                                                                   INDEX PLUS                       INDEX PLUS
                                                                    LARGECAP                          MIDCAP
                                                                    --------                          ------
                                                           Seven         Period From        Seven         Period From
                                                           Months      August 1, 2001       Months      August 1, 2001
                                                           Ended      (Date of Initial      Ended      (Date of Initial
                                                          May 31,    Public Offering) to   May 31,    Public Offering) to
                                                           2002*      October 31, 2001      2002*      October 31, 2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $      13.83           15.66            11.04           12.42
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                $       0.07            0.07             0.02            0.03
Net realized and change in unrealized gain or loss
  on investments                                     $      -0.02           -1.90             1.96           -1.41
  Total income from investment operations            $       0.05           -1.83             1.98            1.38
Net asset value, end of period                       $      13.76           13.83            12.97           11.04
  Total return                                       %       0.34          -11.69            17.94          -11.11
Net assets, end of period (000's)                    $      1,119              18            2,020              30
Ratio of net investment expenses to average net
  assets                                             %       0.94            0.91(1)          1.00            1.00(1)
Ratio of net investment income to average net
  assets                                             %       0.50            0.58(1)          0.15            0.28(1)
Ratio of expenses before reimbursement and waiver
  to average net assets                              %       0.94            0.91(1)          1.31            1.50(1)
Portfolio turnover rate                              %         87             117              190          181.00



                                                                             Index Plus
                                                                              SmallCap
                                                                              --------
                                                                     Seven         Period From
                                                                     Months      August 1, 2001
                                                                     Ended      (Date of Initial
                                                                    May 31,    Public Offering) to
                                                                     2002*      October 31, 2001
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $      10.79           12.03
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                          $         --              --
Net realized and change in unrealized gain or loss on
  investments                                                  $       2.06           -1.24
  Total income from investment operations                      $       2.06           -1.24
Net asset value, end of period                                 $      12.85           10.79
  Total return                                                 %      19.18          -10.31
Net assets, end of period (000's)                              $      1,113              41
Ratio of net investment expenses to average net assets         %       1.00            1.00(1)
Ratio of net investment income to average net assets           %       0.01           -0.16(1)
Ratio of expenses before reimbursement and waiver to average
  net assets                                                   %       2.11            2.10(1)
Portfolio turnover rate                                        %         61             118


(1) Annualized.


* Fund changed its fiscal year end to May 31.

ADDITIONAL INFORMATION

The SAI, which is incorporated by reference into this Prospectus, contains additional information about the Funds. The Funds' most recent annual reports also contain information about the Funds' investments, as well as a discussion of the market conditions and investment strategies that significantly affected its performance during the past fiscal year.

You may request free of charge the current SAI or the most recent annual reports, or other information about the Funds, by calling 1-866-BUY-FUND
(866-289-3863) or writing to:

ING DIRECT SECURITIES, INC.
P.O. Box 15647
Wilmington, DE 19885-5647

The SEC also makes available to the public reports and information about the Funds. Certain reports and information, including the SAI, are available on the EDGAR Database on the SEC's web site
(http://www.sec.gov) or at the SEC's public reference room in Washington, D.C. You may call
1-202-942-8090 to get information about the operations of the public reference room. You may obtain copies of reports and other information about the Funds, after paying a duplicating fee, by sending an e-mail request to: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file number is as follows:


ING Series Fund, Inc.  XI 1-6352
  ING International Growth Fund
  ING Technology Fund
  ING Bond Fund
  ING Index Plus LargeCap Fund
  ING Index Plus MidCap Fund
  ING Index Plus SmallCap Fund

ATOPRO5080102-080102

BROKERAGE CASH RESERVES

PROSPECTUS


August 1, 2002

Brokerage Cash Reserves (Fund) is a series of ING Series Fund, Inc. (Company), an open-end investment company.


--------------------------------------------------------------------------------
This Prospectus contains important information about investing in the ING Funds. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Fund will achieve its objectives. As with all mutual funds, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


THE FUND'S INVESTMENTS                                                         1

   OBJECTIVE, INVESTMENT STRATEGY AND RISKS                                    1

FUND EXPENSES                                                                  3

MANAGEMENT OF THE FUND                                                         4

INVESTMENTS IN AND REDEMPTIONS FROM THE FUND                                   5

DIVIDENDS AND DISTRIBUTIONS                                                    6

TAX INFORMATION                                                                6

FINANCIAL HIGHLIGHTS                                                           7

OTHER CONSIDERATIONS                                                           8

ADDITIONAL INFORMATION                                                         8

--------------------------------------------------------------------------------
                             THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

OBJECTIVE, INVESTMENT STRATEGY AND RISKS

OBJECTIVE

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

INVESTMENT STRATEGY

The Fund invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, commercial paper, asset backed securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by Aeltus Investment Management, Inc. (Aeltus), the Fund's investment sub-adviser, to be of comparable quality. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

RISKS

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by any financial institution, the FDIC or any other government agency. Also, a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and therefore the value and yield of the Fund's shares. Risks also include adverse changes in the actual or perceived creditworthiness of issuers and adverse changes in the economic or political environment.

                             INVESTMENT PERFORMANCE


YEAR-BY-YEAR TOTAL RETURN

-  Best Quarter:
4th quarter 2000: 1.47%

-  Worst Quarter:
4th quarter 2001: 0.49%

Fund's year-to-date total return as of
June 30, 2002: 0.57%


                       [INVESTMENT PERFORMANCE BAR GRAPH]

                             Year Ended December 31,
                       2000                         5.69%

                       2001                         3.52%

                                                                         AS OF DECEMBER 31, 2001

                                                                                5 YEARS            10 YEARS
AVERAGE ANNUAL TOTAL RETURNS(1)                                   1 YEAR    (OR LIFE OF FUND)  (OR LIFE OF FUND)
Brokerage Cash Reserves                                          %   3.52        4.65                 N/A
Money Fund Report Averages (TM)/All Taxable                      %   3.60        4.68(3)              N/A
Index (reflects no deduction for fees, expenses or taxes (2)

The performance table and bar chart provide an indication of the historical risk of an investment in the Fund. All figures assume reinvestment of dividends and distributions. Past performance is not an indication of future performance.

The performance table above provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Money Fund Report Averages(TM)/All Taxable Index.

----------
(1)  Brokerage Cash Reserves commenced operations on September 7, 1999.
(2) The Money Fund Report Averages(TM)/All Taxable Index is an average of the returns of more than 250 money market mutual funds surveyed each month by iMoneyNet, Inc.
(3) The Money Fund Report Averages(TM)/All Taxable Index return is for the period beginning September 1, 1999.

To obtain current yield information, please contact 1-800-992-0180.

--------------------------------------------------------------------------------
                                 FUND EXPENSES
--------------------------------------------------------------------------------

The following table describes Fund expenses. Shareholder Fees are paid directly by shareholders. Annual Fund Operating Expenses (expressed as a percentage of the Fund's average daily net assets) are deducted from Fund assets every year, and are thus paid indirectly by all Fund shareholders.

--------------------------------------------------------------------------------
                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) on Purchases                                    None
Maximum Deferred Sales Charge (Load)                                        None

--------------------------------------------------------------------------------
                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee                                                             0.20%
Distribution and Service (12b-1) Fees                                      0.65%
Other Expenses(1)                                                          0.19%
                                                                          -----
Total Operating Expenses                                                   1.04%
Fee Waiver and/or Expense Reimbursement(2)                                -0.09%
                                                                          -----
Net Expenses                                                               0.95%
                                                                          =====

--------------------------------------------------------------------------------

(1)  An administrative services fee of 0.08% is included in Other Expenses.

(2) ING Investments, LLC (ING), the investment adviser to the Fund, has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING within three years. The amount of the Fund's expenses waived or reimbursed during the last fiscal year by the investment adviser is shown under the heading Fee Waiver and/or Expense Reimbursement. The expense limit will continue through at least March 31, 2003. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the adviser provides written notice of the termination of the expense limitation agreement at least 30 days prior to the end of the then current term or upon termination of the investment management agreement.

EXAMPLE

The following example is designed to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Using the annual fund operating expenses percentages above, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:
--------------------------------------------------------------------------------

                1 Year*       3 Years*       5 Years*       10 Years*
                 $106           $331           $574          $1,271

* ING is contractually obligated to waive fees and/or reimburse expenses as stated above. The figures in the example reflect this waiver/reimbursement.

THIS EXAMPLE SHOULD NOT BE CONSIDERED AN INDICATION OF PRIOR OR FUTURE EXPENSES. ACTUAL EXPENSES FOR THE CURRENT YEAR MAY VARY FROM THOSE SHOWN.

Long-term shareholders may pay more than the economic equivalent of the maximum sales charge permitted by the NASD, because of the distribution and shareholder service (12b-1) fees.

DISTRIBUTION AND SERVICE (12b-1) FEE The Fund has adopted a Distribution and Shareholder Services Plan that allows the Fund to pay a fee, at the annual rate of 0.65% of the average daily net assets of the Fund's shares, for the sale and distribution of Fund shares. The 12b-1 fee is paid out of Fund assets on an ongoing basis, and as a result, over time, this fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The distribution and shareholder services (12b-1) fee is used to compensate investment professionals who sell Fund shares, to pay selling dealers and their agents for servicing of and recordkeeping for shareholder accounts.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

ING Investments, LLC (ING or ING Investments) an Arizona limited liability company, formerly ING Pilgrim Investments, serves as the investment adviser to the Fund. ING has overall responsibility for the management of the Fund. ING provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Group N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

As of June 30, 2002, ING managed over $34.6 billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ADVISORY FEES ING receives, a monthly fee of 0.20%, per annum, for its services based on the average daily net assets of the Fund. For the most recent fiscal year, an aggregate fee of 0.10% of the Fund's average net assets was paid to Aeltus, the Fund's investment adviser prior to March 1, 2002. That fee reflects the fee waiver and expense reimbursement. See the Fund Operating Expense table for the advisory fee (Management Fee) the investment adviser is entitled to receive.

SUB-ADVISER

ING has engaged Aeltus, a Connecticut corporation, to serve as the Sub-Adviser to the Fund. Aeltus is responsible for managing the assets of the Fund in accordance with the Fund's investment objective and policies, subject to oversight by ING.

Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect wholly owned subsidiary of ING Group, and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of June 30, 2002, Aeltus managed over $37.2 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3607. Prior to March 1, 2002, Aeltus served as investment adviser to the Fund. There was no change in advisory fees paid by the Fund in connection with the change of investment adviser.

--------------------------------------------------------------------------------
                  INVESTMENTS IN AND REDEMPTIONS FROM THE FUND
--------------------------------------------------------------------------------

The Fund is utilized as a sweep account for various brokerage firms.

PURCHASE OF SHARES BY SWEEP Your brokerage account will be coded to sweep cash balances into shares of the Fund. There is a $1,000 minimum initial investment. Free credit balances arising in your brokerage account from check deposits, dividend payments, interest payments and other credits will be invested in the Fund on the business day after posting. Free credit balances arising from the sale of securities will be invested in the Fund on the business day following settlement. Your broker will, however, hold back and not invest in the Fund sufficient monies to pay for security purchases that have not yet settled.

REDEMPTIONS

BY CHECKWRITING - Your brokerage firm will provide a checkbook from which you may write checks made payable to any payee in any amount of $100 or more. The maximum amount that a check may be written for will depend upon the value of your Fund shares, other available cash in your brokerage account, and the available margin loan value of securities in your brokerage account if your brokerage account is established as a margin account. In order to establish checkwriting you must complete a signature card which you can obtain from your Account Executive, Registered Representative or Financial Advisor. There is no separate charge imposed by the Fund for the checkwriting service. The checkwriting service enables you to receive the daily dividends declared on the Fund shares through the day that your check is presented for payment.

BY SWEEP - A sufficient number of shares will be redeemed automatically on settlement date to pay for all securities transactions. A sufficient number of shares will also be redeemed to satisfy any withdrawals or debits posted to the brokerage account.

Generally, orders that are received by the Fund's transfer agent before 2:00 p.m. (eastern time) will be processed at the net asset value (NAV) calculated that business day. Orders received after 2:00 p.m. (eastern time) will be processed at the NAV calculated on the following business day.

NET ASSET VALUE Shares are sold and redeemed on a continuous basis without sales or redemption charges at their NAV which is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV of the Fund is determined as of 2:00 p.m. (eastern time) on each day that the New York Stock Exchange is open for regular trading (business day). In calculating the NAV, the securities held by the Fund are valued using amortized cost.

Once your redemption request is received in proper form by the Fund's transfer agent, the Fund normally will send the proceeds of such redemption within one or two business days. However, if making immediate payment could adversely affect a Fund, the Fund may defer distribution for up to seven days or a longer period if permitted.

ADDITIONAL INFORMATION For more information on the purchase and redemption of Fund shares, see the Statement of Additional Information (SAI).

--------------------------------------------------------------------------------
                          DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

DIVIDENDS A distribution from net income of the Fund is declared each business day at 2:00 p.m. (eastern time) and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares in each shareholder's account at the close of business. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs. Capital gains distributions, if any, are paid on an annual basis in December. To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution, usually in June.

Fund shares begin to accrue dividends the business day they are purchased. A redemption of Fund shares will include dividends declared through the business day prior to the redemption date.

Both income dividends and capital gains distributions, if any, are paid by the Fund on a per share basis.

--------------------------------------------------------------------------------
                                TAX INFORMATION
--------------------------------------------------------------------------------

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These highlights are intended to help you understand the Fund's performance since commencement of operations. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in this table has been derived from the Fund's Financial Statement, which has been audited by KPMG LLP, independent auditors, whose report, along with the Fund's Financial Statement, is included in the Fund's Annual Report, which is available upon request.

                                                                                              Period From
                                                                                           September 7, 1999
                                                  Five Month           Year Ended          (Commencement of
                                                 Period Ended   ------------------------    Operations) to
                                                   March 31,    October 31,  October 31,      October 31,
                                                     2002*         2001         2000             1999
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    1.00         1.00         1.00            1.00
                                                  ---------      -------      -------         -------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                             $    0.01         0.04         0.05            0.01 +
    Total income from investment operations       $    0.01         0.04         0.05            0.01

LESS DISTRIBUTIONS:
From net investment income                        $   (0.01)       (0.04)       (0.05)          (0.01)
                                                  ---------      -------      -------         -------
    Total distributions                           $   (0.01)       (0.04)       (0.05)          (0.01)
                                                  ---------      -------      -------         -------
Net asset value, end of period                    $    1.00         1.00         1.00            1.00
                                                  =========      =======      =======         =======

Total return                                      %    0.59         4.24         5.56            0.70
Net assets, end of period (000's)                 $ 384,420      399,875      314,936         277,611

Ratio of net investment expenses to average
  net assets                                      %    0.95(1)      0.94         0.95            0.95(1)

Ratio of net investment income to average
  net assets                                      %    1.40(1)      4.14         5.45            4.62(1)

Ratio of expenses before reimbursement and
  waiver to average net assets                    %    1.04(1)      1.04         1.03            1.22(1)

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1)  Annualized.

*    The Fund changed its fiscal year-end from October 31 to March 31.

--------------------------------------------------------------------------------
                              OTHER CONSIDERATIONS
--------------------------------------------------------------------------------

In addition to the principal investments and strategies described on the previous pages, the Fund may also invest in other securities, engage in other practices, and be subject to additional risks, as discussed in the SAI.

--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The SAI, which is incorporated by reference into this Prospectus, contains additional information about the Fund. The Fund's most recent annual and semi-annual reports also contain information about the Fund's investments, as well as a discussion of the market conditions and investment strategies that significantly affected its performance during the past fiscal period.

You may request free of charge the current SAI or the most recent annual and semi-annual reports, or other information about the Fund, by calling 1-800-992-0180 or writing to:

ING Funds
7337 Doubletree Ranch Road
Scottsdale, AZ 85258-2034

The SEC also makes available to the public reports and information about the Fund. Certain reports and information, including the SAI, are available on the EDGAR Database on the SEC's web site (http://www.sec.gov) or at the SEC's public reference room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the public reference room. You may obtain copies of reports and other information about the Fund, after paying a duplicating fee, by sending an e-mail request to: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act File No. 811-6352.




                                                          ATBCRPROS080102-080102

                       STATEMENT OF ADDITIONAL INFORMATION


                                 AUGUST 1, 2002


                              ING SERIES FUND, INC.


CLASS A, CLASS B, CLASS C AND CLASS I SHARES


This Statement of Additional Information (Statement) is not a Prospectus, but is incorporated therein by reference, and should be read in conjunction with the current Class A, Class B and Class C Prospectus and the Class I Prospectus each dated August 1, 2002, for ING Series Fund, Inc. (Company), which have been filed with the U.S. Securities and Exchange Commission (SEC). Capitalized terms not defined herein are used as defined in the Prospectuses.

The Company is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions (individually, a "Fund" and collectively, the "Funds"). The Company currently has authorized the following Funds:

              ING International Growth Fund (International Growth)
                            ING Growth Fund (Growth)
                     ING Small Company Fund (Small Company)
                        ING Technology Fund (Technology)
               ING Index Plus LargeCap Fund (Index Plus LargeCap)
                 ING Index Plus MidCap Fund (Index Plus MidCap)
               ING Index Plus SmallCap Fund (Index Plus SmallCap)
                 ING Value Opportunity Fund (Value Opportunity)
                          ING Balanced Fund (Balanced)
                 ING Growth and Income Fund (Growth and Income)
                              ING Bond Fund (Bond)
                      ING Government Fund (ING Government)
                   ING Aeltus Money Market Fund (Money Market)
                            ING Ascent Fund (Ascent)
                        ING Crossroads Fund (Crossroads)
                            ING Legacy Fund (Legacy)

The Funds' Financial Statements and the independent auditors' reports thereon, included in the Annual Reports, are incorporated herein by reference in this Statement. A free copy of the Annual Reports and each Prospectus is available upon request by writing to: ING Series Fund, Inc., 7337 Doubletree Ranch Road, Scottsdale, AZ 85258-2034, or by calling: 1-800-992-0180.

                                TABLE OF CONTENTS


GENERAL INFORMATION.................................................     3
ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES.....................     4
INVESTMENT TECHNIQUES AND RISK FACTORS..............................     7
DIRECTORS AND OFFICERS..............................................    22
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS..........................    31
INVESTMENT ADVISORY AGREEMENTS......................................    41
EXPENSE LIMITATION AGREEMENTS.......................................    46
SUB-ADVISORY AGREEMENTS.............................................    47
ADMINISTRATIVE SERVICES AGREEMENT...................................    49
CUSTODIAN...........................................................    51
TRANSFER AGENT......................................................    51
INDEPENDENT AUDITORS................................................    52
PRINCIPAL UNDERWRITER...............................................    52
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS.................    53
PURCHASE AND REDEMPTION OF SHARES...................................    57
BROKERAGE ALLOCATION AND TRADING POLICIES...........................    60
CODE OF ETHICS......................................................    62
SHAREHOLDER ACCOUNTS AND SERVICES...................................    63
NET ASSET VALUE.....................................................    64
TAX STATUS..........................................................    65
CALCULATION OF PERFORMANCE DATA.....................................    70
PERFORMANCE COMPARISONS.............................................    74
FINANCIAL STATEMENTS................................................    78

                               GENERAL INFORMATION

On March 1, 2002, the name of the Company changed from Aetna Series Fund, Inc. to ING Series Fund, Inc. and each Fund name was changed as follows:

                 OLD NAME                                     NEW NAME
                 --------                                     --------
         Aetna International Fund                     ING International Growth Fund
         Aetna Growth Fund                            ING Growth Fund
         Aetna Small Company Fund                     ING Small Company Fund
         Aetna Technology Fund                        ING Technology Fund
         Aetna Index Plus LargeCap Fund               ING Index Plus LargeCap Fund
         Aetna Index Plus MidCap Fund                 ING Index Plus MidCap Fund
         Aetna Index Plus SmallCap Fund               ING Index Plus SmallCap Fund
         Aetna Value Opportunity Fund                 ING Value Opportunity Fund
         Aetna Balanced Fund                          ING Balanced Fund
         Aetna Growth and Income Fund                 ING Growth and Income Fund
         Aetna Bond Fund                              ING Bond Fund
         Aetna Government Fund                        ING Government Fund
         Aetna Money Market Fund                      ING Aeltus Money Market Fund
         Aetna Ascent Fund                            ING Ascent Fund
         Aetna Crossroads Fund                        ING Crossroads Fund
         Aetna Legacy Fund                            ING Legacy Fund

Incorporation The Company was incorporated under the laws of Maryland on June 17, 1991.

Series and Classes The Company currently offers multiple series, not all of which are offered through this Statement and the corresponding Prospectuses. The Board of Directors (Board) has the authority to subdivide each series into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the series equal to each other share in that series. Shares of each Fund currently are classified into multiple classes, not all of which are offered through this Statement. Each class of shares has the same rights, privileges and preferences, except with respect to:
(a) the effect of sales charges, if any, for each class; (b) the distribution fees borne by each class; (c) the expenses allocable exclusively to each class;
(d) voting rights on matters exclusively affecting a single class; and (e) the exchange privilege of each class.

Capital Stock Fund shares are fully paid and nonassessable when issued. Fund shares have no preemptive or conversion rights, except that each Fund's Class B shares automatically convert to Class A shares after 8 years. Each share of a Fund has the same rights to share in dividends declared by a Fund. Upon liquidation of any Fund, shareholders in that Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Voting Rights Shareholders of each class are entitled to one vote for each full share held (and fractional votes for fractional shares of each class held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders. Generally, all shareholders have voting rights on all matters except matters affecting only the interests of one Fund or one class of shares. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.

Shareholder Meetings The Company is not required, and does not intend, to hold annual shareholder meetings. The Articles provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the Investment Company Act of 1940, as amended (1940 Act). If requested by the holders of at least 10% of the Company's outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

1940 Act Classification The Company is an open-end management investment company, as that term is defined under the 1940 Act. Each Fund is a diversified company, as that term is defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

As a matter of operating policy, Money Market may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7 under the 1940 Act), except that Money Market may invest up to 25% of its total assets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number (1), as set forth below, would give Money Market the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.


                 ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

The investment objectives and certain investment policies of each Fund are matters of fundamental policy for purposes of the 1940 Act and therefore cannot be changed without the approval of a majority of the outstanding voting securities of that Fund. This means the lesser of (a) 67% of the shares of a Fund present at a shareholders' meeting if the holders of more than 50% of the shares of that Fund then outstanding are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Fund.

As a matter of fundamental policy, a Fund will not:

(1) hold more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of the value of a Fund's total assets. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities are excluded from this restriction;

(2) except for Technology, concentrate its investments in any one industry, although a Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end user of their services, such as automobile finance, computer finance and consumer finance. In addition, for purposes of this restriction, for Ascent, Crossroads and Legacy (collectively referred to as the "Generation Funds"), real estate stocks will be classified as separate industries according to property type, such as apartment, retail, office and industrial. This limitation will not apply to any Fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         Additionally for Money Market, investments in the following shall not be subject to the 25% limitation: securities invested in, or repurchase agreements for, U.S. Government securities, certificates of deposit, bankers' acceptances, and securities of banks;

(3) make loans, except that, to the extent appropriate under its investment program, a Fund may (i) purchase bonds, debentures or other debt instruments, including short-term obligations; (ii) enter into repurchase transactions; and (iii) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets;

(4) issue any senior security (as defined in the 1940 Act), except that (i) a Fund may enter into commitments to purchase securities in accordance with that Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; (iii) a Fund (other than Money Market) may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (v) subject to certain fundamental restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act;

(5) purchase real estate, interests in real estate or real estate limited partnership interests except that: (i) to the extent appropriate under its investment program, a Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein; or (ii) a Fund may acquire real estate as a result of ownership of securities or other interests (this could occur for example if a Fund holds a security that is collateralized by an interest in real estate and the security defaults);

(6) invest in commodity contracts, except that a Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may (other than Money Market) enter into transactions in financial and index futures contracts and related options; and may enter into forward currency contracts;

(7) borrow money, except that (i) a Fund (other than Money Market) may enter into certain futures contracts and options related thereto; (ii) a Fund may enter into commitments to purchase securities in accordance with that Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (iii) for temporary emergency purposes, a Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time the loan is made; and (iv) for purposes of leveraging, a Fund (other than Money Market) may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of that Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If, at any time, the value of that Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, that Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test;

(8) act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by a Fund, that Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933 (1933 Act).

The Board has adopted the following other investment restrictions which may be changed by the Board and without shareholder vote. A Fund will not:

(1) except for Technology, make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Fund, as described in this Statement and in the Prospectuses;

(2) except for International Growth and the Generation Funds, invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof). Money Market may only purchase foreign securities or obligations that are U.S.-dollar denominated;

(3) invest in companies for the purpose of exercising control or management;

(4) purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;

(5) invest more than 15% (10% for Money Market, Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A under, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. ING Investments, LLC (ING Investments), the Funds' investment adviser, Aeltus Investment Management, Inc. (Aeltus), Sub-Adviser to all Funds except Technology Fund, or AIC Asset Management, LLC (AIC), Sub-Adviser to Technology, shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors;

(6) invest more than 15% (10% for Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap) of the total value of its assets in high-yield bonds (securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Service, Inc. (Moody's), or, if unrated, considered by Aeltus to be of comparable quality).

Where a Fund's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change. With respect to fundamental policy number (2), industry classifications are determined in accordance with the classifications established by S&P, a division of the McGraw-Hill Companies, except that the industry classifications for Growth are determined in accordance with the classifications established by the Frank Russell Corporation and the industry classifications for International Growth have been selected by Aeltus. Aeltus believes that the industry characteristics it has selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different. Industry classifications may be changed from time to time to reflect changes in the market place.

Money Market will invest at least 95% of its total assets in high-quality securities. High-quality securities are those receiving the highest short-term credit rating by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and meet certain other conditions of Rule 2a-7 under the 1940 Act. High-quality securities may also include unrated securities if Aeltus determines the security to be of comparable quality.

The remainder of Money Market's assets will be invested in securities rated within the two highest short term rating categories by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and unrated securities if Aeltus determines the security to be of comparable quality. With respect to this group of securities, Money Market generally may not, however, invest more than 1% of the market value of its total assets or $1 million, whichever is greater, in the securities or obligations of a single issuer.


The Small Company Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of small capitalization companies as defined in the Prospectus. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

The Technology Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies in the information technology sector. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.


The Index Plus LargeCap Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities included in the Standard & Poor's MidCap 500 Index. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

The Index Plus MidCap Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities included in the Standard & Poor's MidCap 400 Index. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

The Index Plus SmallCap Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities included in the Standard & Poor's SmallCap 600 Index. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

The Bond Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in debt securities. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

The ING Government has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Government securities. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.


                     INVESTMENT TECHNIQUES AND RISK FACTORS


Options, Futures and Other Derivative Instruments

Each Fund (except Money Market) may use certain derivative instruments as a means of achieving its investment objective. For purposes other than hedging, a Fund (other than Money Market) will invest no more than 5% of its assets in derivatives that at the time of purchase are considered by management to involve high risk to the Fund, such as inverse floaters and interest-only and principal-only debt instruments.

Derivatives that may be used by a Fund (other than Money Market) include forward contracts, swaps, structured notes, futures and options. Each Fund may invest up to 30% of its assets in lower risk derivatives for hedging purposes, or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Mortgage-related and asset-backed securities other than those described in the preceding paragraph, STRIPS (Separate Trading of Registered Interest and Principal of Securities) and forward exchange contracts are not subject to this 30% limitation.

The following provides additional information about those derivative instruments each Fund (except Money Market) may use.

Futures Contracts Each Fund may enter into futures contracts and options thereon subject to the restrictions described below under "Additional Restrictions on the Use of Futures and Option Contracts." A Fund may enter into futures contracts or options thereon that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price at a designated date, time, and place. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to a Fund relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends (as well as expenses associated with creating the hedge).

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

"Margin" is the amount of funds that must be deposited by a Fund with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in a Fund's futures contracts. A margin deposit is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to a Fund. These daily payments to and from a Fund are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, each Fund will mark-to-market the current value of its open futures contracts. Each Fund expects to earn interest income on its initial margin deposits.

When a Fund buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

A Fund can buy and write (sell) options on futures contracts. A Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of a Fund's total assets (100% in the case of Ascent and 60% in the case of Crossroads) at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts. See "Call and Put Options" below for additional restrictions.

Call and Put Options Each Fund may purchase and write (sell) call options and put options on securities, indices and futures as discussed in the Prospectuses, subject to the restrictions described in this section and under "Additional Restrictions on the Use of Futures and Option Contracts." A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. A Fund may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria (of ING Investments, Aeltus or AIC in the case of Technology).

Each Fund, except the Generation Funds, is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. A Fund will not write a put if it will require more than 50% of the Fund's net assets to be designated to cover all put obligations. No Fund may buy put options if more than 3% of its assets immediately following such purchase would consist of put options. The Funds may purchase call and sell put options on equity securities only to close out positions previously opened; the Generation Funds are not subject to this restriction. No Fund will write a call option on a security unless the call is "covered" (i.e., it already owns the underlying security). Securities it "already owns" include any stock which it has the right to acquire without any additional payment, at its discretion for as long as the call remains outstanding. This restriction does not apply to the writing of calls on securities indices or futures contracts. The Funds will not write call options on when-issued securities. The Funds purchase call options on indices primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. A Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities in an orderly manner.

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

A Fund may write calls on securities indices and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that a Fund would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Fund's obligation might be more or less than the premium received when it originally wrote the option. Further, a Fund might occasionally not be able to close the option because of insufficient activity in the options market.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option is sold by a Fund, the Fund will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

A Fund may purchase put options when ING Investments, Aeltus or AIC, in the case of Technology, believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security.

The purchase of put options may be used to protect a Fund's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options may also be used by the Fund when it does not hold the underlying security.

The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by a Fund for writing call options will be recorded as a liability in the statement of assets and liabilities of that Fund. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by a Fund when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that Fund. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect a closing transaction at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Fund will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

Foreign Futures Contracts and Foreign Options The Funds may engage in transactions in foreign futures contracts and foreign options. Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the CFTC, the National Futures Association (NFA) nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Options on Foreign Currencies Each Fund may write and purchase calls on foreign currencies. A Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Fund collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to a Fund's position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by a Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.

Additional Restrictions on the Use of Futures and Option Contracts CFTC regulations require that to prevent a Fund from being a commodity pool the Funds enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, each Fund expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by that Fund in the cash market. With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for future contracts and premiums for options will not exceed 5% of a Fund's net assets, after taking into account realized profits and unrealized losses on such futures contracts.

Forward Exchange Contracts Each Fund may enter into forward contracts for foreign currency (forward exchange contracts), which obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. A Fund may enter into a forward exchange contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. Each Fund may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of Aeltus (or AIC, in the case of Technology) to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, a Fund may experience losses or gains on both the underlying security and the cross currency hedge.

Each Fund may use forward exchange contracts to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

At or before the maturity of a forward exchange contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, Aeltus must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer.

Swap Transactions Each Fund may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. Swap transactions are described in the Prospectuses. A Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

Mortgage-Related Debt Securities

Money Market, ING Government, Bond, Growth and Income, Balanced, and the Generation Funds may invest in mortgage-related debt securities, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the U.S., the securities and guarantees of which are backed by the full faith and credit of the U.S. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. with

Presidentially appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.

Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by a Fund might be converted to cash, and the Fund could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If a Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity"--the latest date by which the tranche can be completely repaid, assuming no repayments--and has an "average life"--the average time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payments generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government such as GNMA or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter the cash flow.

Asset-Backed Securities

Each Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tend to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

STRIPS (Separate Trading of Registered Interest and Principal of Securities)

Each Fund may invest in STRIPS. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Additional Risk Factors in Using Derivatives

In addition to any risk factors which may be described elsewhere in this section, or in the Prospectuses, the following sets forth certain information regarding the potential risks associated with a Fund's transactions in derivatives.

Risk of Imperfect Correlation A Fund's ability to hedge effectively all or a portion of its portfolio through transactions in futures, options on futures or options on securities and indexes depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the assets being hedged. If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Fund might not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While a Fund will establish a futures or option position only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio, or the relevant portion thereof.

The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Risk of Predicting Interest Rate Movements Investments in futures contracts on fixed income securities and related indices involve the risk that if Aeltus' (or AIC's, in the case of Technology) judgment concerning the general direction of interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Trading and Position Limits Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Company does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Funds.

Counterparty Risk With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

Foreign Securities

All Funds may invest in foreign securities. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Because the Funds (other than Money Market) may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign issuer than about a U.S. company, and foreign issuers may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. issuers. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. The Company might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

All these risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East, than in more established markets, such as Western Europe.

Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts (ADRs), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts (EDRs), which are similar to ADRs but may be listed and traded on a European exchange as well as in the U.S. (typically, these securities are traded on the Luxembourg exchange in Europe); and (c) Global Depositary Receipts (GDRs), which are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

Debt Securities

Each Fund may invest in debt securities. The value of fixed income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Also, for each debt security, there is a risk of principal and interest default, which will be greater with higher-yielding, lower-grade securities.

International Growth may hold up to 10% of its total assets in long-term debt securities with an S&P or Moody's rating of AA/Aa or above, or, if unrated, are considered by ING Investments or Aeltus to be of comparable quality. Technology may only invest in investment grade debt securities, which are debt securities with an S&P or Moody's rating of BBB/Baa or above or, if unrated, are considered by AIC to be of comparable quality. Balanced generally maintains at least 25% of its total assets in debt securities.

Repurchase Agreements

Each Fund may enter into repurchase agreements with domestic banks and broker-dealers meeting certain size and creditworthiness standards approved by the Board. Under a repurchase agreement, a Fund may acquire a debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Such underlying debt instruments serving as collateral will meet the quality standards of a Fund. The market value of the underlying debt instruments will, at all times, be equal to the dollar amount invested. Repurchase agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them from a Fund. In that event, the Fund may incur (a) disposition costs in connection with liquidating the collateral, or (b) a loss if the collateral declines in value. Also, if the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, a Fund's ability to liquidate the collateral may be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of a Fund.

Variable Rate Demand and Floating Rate Instruments

Each Fund may invest in variable rate demand and floating rate instruments. Variable rate demand instruments held by a Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. A Fund will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. A Fund may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by a Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days and which cannot be disposed of promptly within seven business days and in the usual course of business without taking a reduced price will be treated as illiquid securities.

High-Yield Instruments

All Funds (except International Growth, Technology, ING Government and Money Market) may invest in high-yield instruments, subject to the limits described above and in the Prospectuses. High-yield bonds are fixed income securities that offer a current yield above that generally available on debt securities rated in the four highest categories by Moody's and S&P or other rating agencies, or, if unrated, are considered to be of comparable quality by Aeltus.

These securities include:

         (a) fixed rate corporate debt obligations (including bonds, debentures and notes) rated below Baa3 by Moody's or BBB- by S&P;

         (b) preferred stocks that have yields comparable to those of high-yielding debt securities; and

         (c) any securities convertible into any of the foregoing.

Debt obligations rated below Baa3/BBB- generally involve more risk of loss of principal and income than higher-rated securities. Their yields and market values tend to fluctuate more. Fluctuations in value do not affect the cash income from the securities but are reflected in a Fund's net asset values. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. Lower ratings, however, may not necessarily indicate higher risks. In pursuing a Fund's objectives, ING Investments or Aeltus seek to identify situations in which ING Investments or Aeltus believe that future developments will enhance the creditworthiness and the ratings of the issuer.

Some of the risks associated with high-yield bonds include:

Sensitivity to Interest Rate and Economic Changes High-yield bonds are more sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of these securities may not fall as much as investment grade corporate bonds. Conversely, when interest rates fall, these securities may underperform investment grade corporate bonds.

Also, the financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of these securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing, than on more creditworthy issuers. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of these securities and a Fund's net asset values. Furthermore, in the case of high-yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay interest periodically and in cash.

Payment Expectations High-yield bonds present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Funds may have to replace the securities with a lower yielding security, resulting in a decreased return for investors. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of these securities than in the case of investment-grade bonds.

Liquidity and Valuation Risks Some issuers of high-yield bonds may be traded among a limited number of broker-dealers rather than in a broad secondary market. Many of these securities may not be as liquid as investment grade bonds. The ability to value or sell these securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease or increase the value and liquidity of these securities more than other securities, especially in a thinly-traded market.

Limitations of Credit Ratings The credit ratings assigned to high-yield bonds may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of such securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, Aeltus primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus the achievement of a Fund's investment objective may be more dependent on Aeltus' own credit analysis than might be the case for a fund which does not invest in these securities.

Zero Coupon and Pay-in-Kind Securities Each Fund may invest in zero coupon securities and all Funds (except Money Market) may invest in pay-in-kind securities. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

The risks associated with lower-rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, a Fund may realize no return on its investment, because these securities do not pay cash interest.

Supranational Agencies

Each Fund may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

Borrowing

Each Fund may borrow up to 5% of the value of its total assets from a bank for temporary or emergency purposes. The Funds may borrow for leveraging purposes only if after the borrowing, the value of the Funds' net assets including proceeds from the borrowings, is equal to at least 300% of all outstanding borrowings. Leveraging can increase the volatility of a Fund since it exaggerates the effects of changes in the value of the securities purchased with the borrowed funds. The Funds do not intend to borrow for leveraging purposes, except that they may invest in leveraged derivatives which have certain risks as outlined above.

Bank Obligations

Each Fund may invest in obligations issued by domestic or foreign banks (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit).

Maturity Policies

The average dollar-weighted maturity of securities in Money Market's portfolio will not exceed ninety days. In addition, all investments in Money Market's portfolio will have a maturity at the time of purchase, as defined under the federal securities laws, of 397 calendar days or less.

Equity Securities

Each Fund (except ING Government and Money Market) may invest in equity securities. Equity securities are subject to a decline in the stock market or in the value of the issuing company and preferred stocks have price risk and some interest rate and credit risk.

Convertibles

All Funds (except ING Government) may invest in convertible securities. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation.

Real Estate Securities

All Funds (except ING Government) may invest in real estate securities, including interests in real estate investment trusts (REITs), real estate development, real estate operating companies, and companies engaged in other real estate related businesses. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both.

Risks of real estate securities include those risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Equity Securities of Smaller Companies

All Funds (except Bond, ING Government and Money Market) may invest in equity securities issued by U.S. companies with smaller market capitalizations. These companies may be in an early developmental stage or may be older companies entering a new stage of growth due to management changes, new technology, products or markets. The securities of small-capitalization companies may also be undervalued due to poor economic conditions, market decline or actual or unanticipated unfavorable developments affecting the companies. Securities of small-capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers but there are additional risks associated with them. These risks include: limited marketability; more abrupt or erratic market movements than securities of larger capitalization companies; and less publicly available information about the company and its securities. In addition, these companies may be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance.

Short Sales

Technology may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which an unowned security is sold, in anticipation of a decline in the market value of that security. To complete such a transaction, the security must be borrowed to make delivery to the buyer. The borrower (or short seller) then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold. Until the security is replaced, the borrower is required to repay the lender any dividends or interest that accrue during the period of the loan. The borrower may also be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. There are also transaction costs incurred in effecting short sales.

A loss may be incurred as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the borrowed security is replaced. A gain will be realized if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses required to be paid in connection with a short sale. An increase in the value of a security sold short over the price at which it was sold short will result in a loss, and there can be no assurance that the position may be closed out at any particular time or at an acceptable price.

Portfolio Turnover
During 2001 the Technology's turnover rate increased to 175% from the 124% level reached in the prior year, due primarily to the build up in the Fund's cash position to nearly 30% (from under 10% in early January) during the first quarter. This cash was subsequently reinvested as market conditions improved. The portfolio turnover rate for the ING Government was higher in 2001 than in 2000 primarily due to significant growth in the Fund's assets during the year and an unprecedented level of market volatility in 2001. Separately, some of ING Government's mortgage holdings are rolled every month creating both a buy and a sell without changing the underlying exposure for the Fund (artificially inflating portfolio turnover).

                             DIRECTORS AND OFFICERS


MANAGEMENT OF THE FUNDS

Set forth in the table below is information about each Director of the Funds.



                                                         TERM OF OFFICE AND
                                     POSITION(S) HELD      LENGTH OF TIME
      NAME, ADDRESS AND AGE             WITH FUND           SERVED (1)          PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
      ---------------------             ---------           ----------          -----------------------------------------------
INDEPENDENT DIRECTORS
ALBERT E. DEPRINCE, JR.               Director             Since 1998           Director, Business and Economic Research Center
3029 St. Johns Drive                                                            (1999 - Present) and Professor of Economics and
Murfreesboro, Tennessee                                                         Finance, Middle Tennessee State University (1991 -
Age 61                                                                          Present).

MARIA T. FIGHETTI                     Director             Since 1994           Associate Commissioner, Contract Management -
325 Piermont Road                                                               Health Services for New York City Department of
Closter, New Jersey                                                             Mental Health, Mental Retardation and Alcohol
Age 58                                                                          Services (1996 - Present).

DAVID L. GROVE                        Director             Since 1991           Private Investor and Economic/Financial Consultant
5 The Knoll                                                                     (December 1985 - Present).
Armonk, New York
Age 84

SIDNEY KOCH                           Director             Since 1994           Financial Adviser and Self-Employed (January 1993 -
455 East 86th Street                                                            Present).
New York, New York
Age 67

CORINE T. NORGAARD                    Director             Since 1991           Dean, Barney School of Business, University of
556 Wormwood Hill                                                               Hartford (August 1996 - Present).
Mansfield Center, Connecticut
Age 65

Edward T. O'Dell                      Director             Since 2002           Formerly, Partner/Chairman of Financial Service
90 Wildwood Road                                                                Group, Goodwin Proctor LLP (January 1970 -
Andover, MA 01810                                                               September 2000); Chairman,  Committee I -
Age 66                                                                          International Bar Association (1995 - 1999).




                                    NUMBER OF
                                PORTFOLIOS IN FUND
                                 COMPLEX OVERSEEN
 NAME, ADDRESS AND AGE              BY DIRECTOR              OTHER DIRECTORSHIPS HELD BY DIRECTOR
 ---------------------              -----------              ------------------------------------
INDEPENDENT DIRECTORS                    50                      None
ALBERT E. DEPRINCE, JR.
3029 St. Johns Drive
Murfreesboro, Tennessee
Age 61

MARIA T. FIGHETTI                        50                      None
325 Piermont Road
Closter, New Jersey
Age 58

DAVID L. GROVE                           50                      None
5 The Knoll
Armonk, New York
Age 84

SIDNEY KOCH                              50                      None
455 East 86th Street
New York, New York
Age 67

CORINE T. NORGAARD                       50                      None
556 Wormwood Hill
Mansfield Center, Connecticut
Age 65

Edward T. O'Dell                         50                      None
90 Wildwood Road
Andover, MA 01810
Age 66



                                                         TERM OF OFFICE AND
                                     POSITION(S) HELD      LENGTH OF TIME
      NAME, ADDRESS AND AGE             WITH FUND           SERVED (1)          PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
      ---------------------             ---------           ----------          -----------------------------------------------
DIRECTORS WHO ARE "INTERESTED PERSONS"
J. SCOTT FOX(2)                         Director            Since 1997          Chief Executive Officer (July 2001 - Present),
10 State House Square                                                           President (April 2001 - Present), Director and
Hartford, Connecticut                                                           Chief Operating Officer (April 1996 - Present),
AGE:  47                                                                        Aeltus Investment Management, Inc. Executive Vice
                                                                                President (April 2001 - Present), Director and
                                                                                Chief Operating Officer (February 1995 - Present),
                                                                                Aeltus Capital Inc. Formerly, Chief Financial
                                                                                Officer (April 1996 - July 2001) and Managing
                                                                                Director (April 1996 - April 2001), Aeltus
                                                                                Investment Management, Inc.; Chief Financial
                                                                                Officer, Managing Director (February 1995
                                                                                - April 2001), Aeltus Capital, Inc; Senior
                                                                                Vice President - Operations, Aetna Life
                                                                                Insurance and Annuity Company (March 1997 -
                                                                                December 1997).

THOMAS J. MCINERNEY(3)                  Director            Since 2002          Chief Executive Officer, ING U.S. Financial
7337 E. Doubletree Ranch Rd.                                                    Services (September 2001 - Present); General
Scottsdale, Arizona 85258                                                       Manager and Chief Executive Officer, ING U.S.
AGE:  46                                                                        Worksite Financial Services (December 2000 -
                                                                                Present); Member, ING Americas Executive Committee
                                                                                (2001 - Present); President, Chief Executive
                                                                                Officer and Director of Northern Life Insurance
                                                                                Company (2001 - Present), ING Aeltus Holding
                                                                                Company, Inc. (2000 - Present), ING Retail Holding
                                                                                Company (2000 - Present), ING Life Insurance and
                                                                                Annuity Company (1997 - Present) and ING Retirement
                                                                                Holdings, Inc. (1997 - Present).  Formerly, General
                                                                                Manager and Chief Executive Officer, ING Worksite
                                                                                Division (December 2000 - October 2001), President,
                                                                                ING-SCI, Inc. (August 1997 - December 2000);
                                                                                President, Aetna Financial Services (August 1997 -
                                                                                December 2000); Head of National Accounts, Core
                                                                                Sales and Marketing, Aetna U.S. Healthcare (April
                                                                                1996 - March 1997); Head of Corporate Strategies,
                                                                                Aetna Inc. (July 1995 - April 1996) and has held a
                                                                                variety of line and corporate staff positions since
                                                                                1978.




                                            NUMBER OF
                                        PORTFOLIOS IN FUND
                                         COMPLEX OVERSEEN
      NAME, ADDRESS AND AGE                 BY DIRECTOR              OTHER DIRECTORSHIPS HELD BY DIRECTOR
      ---------------------                 -----------              ------------------------------------
DIRECTORS WHO ARE "INTERESTED PERSONS"        50                      Director, IPC Financial Network, Inc. (January 2001
J. SCOTT FOX(2)                                                       - Present)
10 State House Square
Hartford, Connecticut
AGE:  47











THOMAS J. MCINERNEY(3)                        154                    Mr. McInerney serves as a Director/Trustee of
7337 E. Doubletree Ranch Rd.                                         Aeltus Investment Management, Inc. (1997 to
Scottsdale, Arizona 85258                                            present); each of the Aetna Funds (April 2002 to
AGE:  46                                                             present); the Ameribest Life Insurance Co. (2001 to
                                                                     present);  Equitable Life Insurance Co. (2001 to
                                                                     present); First Columbine Life Insurance Co. (2001
                                                                     to present); Golden American Life Insurance Co.
                                                                     (2001 to present); Life Insurance Company of
                                                                     Georgia (2001 to present); Midwestern United Life
                                                                     Insurance Co. (2001 to present); ReliaStar Life
                                                                     Insurance Co. (2001 to present); Security Life of
                                                                     Denver (2001 to present); Security Connecticut Life
                                                                     Insurance Co. (2001 to present); Southland Life
                                                                     Insurance Co. (2001 to present); USG Annuity and
                                                                     Life Company (2001 to present); and United Life and
                                                                     Annuity Insurance Co. Inc (March 2001 to present),
                                                                     and a Trustee of the GCG Trust (February 2002 to
                                                                     present).  Mr. McInerney is a member of the Board
                                                                     of the National Commission on Retirement Policy;
                                                                     the Governor's Council on Economic Competitiveness
                                                                     and Technology of Connecticut; the Board of
                                                                     Directors of the Connecticut Business and Industry
                                                                     Association;

                                OTHER DIRECTORSHIPS HELD BY DIRECTOR
                                ------------------------------------
THOMAS J. MCINERNEY(3)          the Board of Trustees of the Bushnell; the Board
7337 E. Doubletree Ranch Rd.    for the Connecticut Forum; and the Board of the
Scottsdale, Arizona 85258       Metro Hartford Chamber of Commerce; and is Chairman
AGE:  46                        of Concerned Citizens for Effective Government.



(1) Directors/Trustees serve until their successors are duly elected and qualified.



(2) Mr. Fox is an "Interested Person", as defined in the 1940 Act, because of his affiliation with Aeltus Investment Management, Inc, an affiliate of ING Investments, LLC.



(3) Mr. McInerney is an "Interested Person", as defined in the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, and affiliate of ING Investments, LLC.

OFFICERS

Information about the Funds' officers are set forth in the table below:

           NAME, ADDRESS AND AGE                 POSITIONS HELD WITH FUND                TERM OF OFFICE AND LENGTH OF SERVICE (1)
           ---------------------                 ------------------------                ----------------------------------------
JAMES M. HENNESSY                            President, Chief Executive         March 2002 - Present
7337 E. Doubletree Ranch Rd.                 Officer, and Chief Operating
Scottsdale, Arizona  85258                   Officer
Age:  53











STANLEY D. VYNER                             Executive Vice President           March 2002 - Present
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona  85258
Age:  52


MARY LISANTI                                 Executive Vice President           March 2002 - Present
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona  85258
Age:  45








       PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS (2)
       ------------------------------------------------------
JAMES M. HENNESSY                           President and Chief Executive Officer of ING Capital Corporation,
7337 E. Doubletree Ranch Rd.                LLC, ING Funds Services, LLC, ING Advisors, Inc., ING Investments,
Scottsdale, Arizona  85258                  LLC, Lexington Funds Distributor, Inc., Express America T.C. Inc.
Age:  53                                    and EAMC Liquidation Corp. (since December 2001); Executive Vice
                                            President and Chief Operating Officer of ING Quantitative
                                            Management, Inc. (since October 2001) and ING Funds Distributor,
                                            Inc. (since June 2000).  Formerly, Senior Executive Vice President
                                            (June 2000 - December 2000) and Secretary (April 1995 - December
                                            2000) of ING Capital Corporation, LLC, ING Funds Services, LLC, ING
                                            Investments, LLC, ING Advisors, Inc., Express America T.C. Inc., and
                                            EAMC Liquidation Corp.; and Executive Vice President, ING Capital
                                            Corporation, LLC and its affiliates (May 1998 - June 2000) and
                                            Senior Vice President, ING Capital Corporation, LLC and its
                                            affiliates (April 1995 - April 1998).

STANLEY D. VYNER                            Executive Vice President of ING Advisors, Inc. and ING Investments,
7337 E. Doubletree Ranch Rd.                LLC (since July 2000) and Chief Investment Officer of the
Scottsdale, Arizona  85258                  International Portfolios, ING Investments, LLC (since July 1996).
Age:  52                                    Formerly, President and Chief Executive Officer of ING Investments,
                                            LLC (August 1996 - August 2000).

MARY LISANTI                                Executive Vice President of ING Investments, LLC and ING Advisors,
7337 E. Doubletree Ranch Rd.                Inc. (since November 1999) and of ING Quantitative Management, Inc.
Scottsdale, Arizona  85258                  (since July 2000); Chief Investment Officer of the Domestic Equity
Age:  45                                    Portfolios, ING Investments, LLC (since 1999).  Formerly, Executive
                                            Vice President and Chief Investment Officer for the Domestic Equity
                                            Portfolios of Northstar Investment Management Corporation, whose name changed to Pilgrim Advisors, Inc. and subsequently became part of ING Investments, LLC  (May 1998 - October 1999); Portfolio
                                            Manager with Strong Capital Management (May 1996 - 1998); a Managing
                                            Director and Head of Small- and Mid-Capitalization Equity Strategies
                                            at Bankers Trust Corp. (1993-1996).

           Name, Address and Age                 Positions Held with Fund                Term of Office and Length of Service (1)
           ---------------------                 ------------------------                ----------------------------------------
Michael J. Roland                            Executive Vice President,          March 2002 - Present
7337 E. Doubletree Ranch Rd.                 Assistant Secretary and
Scottsdale, Arizona  85258                   Principal Financial Officer
Age:  44





Ralph G. Norton III                          Senior Vice President              March 2002 - Present
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona  85258
Age: 42



Robert S. Naka                               Senior Vice President and          March 2002 - Present
7337 E. Doubletree Ranch Rd.                 Assistant Secretary
Scottsdale, Arizona  85258
Age:  39





Robyn L. Ichilov                             Vice President and Treasurer       March 2002 - Present
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona  85258
Age:  34

Kimberly A. Anderson                         Vice President and Secretary       March 2002 - Present
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona  85258
Age:  38





        Principal Occupation(s) During the Last Five Years (2)
        ------------------------------------------------------
 Executive Vice President, Chief Financial Officer and Treasurer of
 ING Funds Services, LLC, ING Funds Distributor, Inc., ING Advisors,
 Inc., ING Investments, LLC, ING Quantitative Management, Inc.,
 Lexington Funds Distributor, Inc., Express America T.C. Inc. and
 EAMC Liquidation Corp. (since December 2001).  Formerly, Senior Vice
 President, ING Funds Services, LLC, ING Investments, LLC, and ING
 Funds Distributor, Inc. (June 1998 - December 2001) and Chief
 Financial Officer of Endeavor Group (April 1997 - June 1998).

 Senior Vice President of ING Investment Advisors, Inc. and ING
 Investments, LLC (since October 2001) and Chief Investment Officer of the Fixed Income Portfolios, ING Investments, LLC (since October
 2001).  Formerly, Senior Market Strategist, Aeltus Investment
 Management, Inc. (January 2001 - August 2001) and Chief Investment
 Officer, ING Investments, LLC  (1990 - January 2001).

 Senior Vice President and Assistant Secretary of ING Funds Services,
 LLC, ING Funds Distributor, Inc., ING Advisors, Inc., ING
 Investments, LLC, ING Quantitative Management, Inc. (since October
 2001) and Lexington Funds Distributor, Inc. (since December 2001).
 Formerly, Vice President, ING Investments, LLC (April 1997 - October
 1999), ING Funds Services, LLC (February 1997 - August 1999) and
 Assistant Vice President, ING Funds Services, LLC (August 1995 -
 February 1997).

 Vice President of ING Funds Services, LLC (since October 2001) and
 ING Investments, LLC (since August 1997); Accounting Manager, ING
 Investments, LLC (since November 1995)..


 Vice President for ING Quantitative Management, Inc. (since October
 2001); Vice President and Assistant Secretary of ING Funds Services,
 LLC, ING Funds Distributor, Inc., ING Advisors, Inc., ING
 Investments, LLC (since October 2001) and Lexington Funds
 Distributor, Inc. (since December 2001).  Formerly, Assistant Vice
 President of ING Funds Services, LLC (November 1999 - January 2001) and has held various other positions with ING Funds Services, LLC for more than the last five years.

           Name, Address and Age                 Positions Held with Fund                Term of Office and Length of Service (1)
           ---------------------                 ------------------------                ----------------------------------------
Lourdes R. Bernal                            Vice President                     April 2002 - Present
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Age:  32





Todd Modic                                   Assistant Vice President           April  2002 - Present
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Age:  34

Maria M. Anderson                            Assistant Vice President           April 2002 - Present
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Age: 43

        Principal Occupation(s) During the Last Five Years (2)
        ------------------------------------------------------
 Vice President of ING Investments, LLC (since January 2002). Prior to joining ING Investments, LLC in 2002, Ms. Bernal was a Senior
 Manager in the Investment Management Practice,
 PricewaterhouseCoopers LLP (July 2000 - December 2001); Manager,
 PricewaterhouseCoopers LLP (July 1998 - July 2000); Manager, Coopers
 & Lybrand LLP (July 1996 - June 1998); Senior Associate, Coopers &
 Lybrand LLP (July 1992 - June 1996); and Associate, Coopers &
 Lybrand LLP (August 1990 - June 1992).

 Director of Financial Reporting of ING Investments, LLC (since March
 2001).  Formerly, Director of Financial Reporting, Axient
 Communications, Inc. (May 2000 - January 2001) and Director of
 Finance, Rural/Metro Corporation (March 1995 - May 2000).

 Assistant Vice President of ING Funds Services, LLC (since October
 2001).  Formerly, Manager of Fund Accounting and Fund Compliance,
 ING Investments, LLC (September 1999 - November 2001); Section
 Manager of Fund Accounting, Stein Roe Mutual Funds (July 1998 -
 August 1999); and Financial Reporting Analyst, Stein Roe Mutual
 Funds (August 1997 - July 1998).

(1) The officers hold office until the next annual meeting of Directors and until their successors shall have been elected and qualified

(2) The following documents the evolution of the name of each corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from ING      ING Funds Services, LLC (March 2002 - name changed from
    Pilgrim Investments, LLC)                                   ING Pilgrim Group, LLC)
    ING Mutual Funds Management Co., LLC (April 2001 -          ING Pilgrim Group, Inc. (February 2001 - merged into
    merged into ING Pilgrim Investments, LLC)                   Pilgrim Group LLC)
    ING Pilgrim Investments, Inc. (February 2001 - merged       ING Pilgrim Group, LLC (February 2001 - formed)
    into ING Pilgrim Investments, LLC)                          ING Pilgrim Group, Inc. (September 2000 - name changed
    ING Pilgrim Investments, LLC (February 2001 - formed)       from Pilgrim Group, Inc.)
    ING Pilgrim  Investments, Inc. (September 2000 - name       Lexington Global Asset Managers, Inc. (July 2000 -
    changed from Pilgrim Investments, Inc.)                     merged into Pilgrim Group, Inc.)
    Pilgrim Advisors, Inc.** (April 2000 - merged into          Northstar Administrators, Inc. (November 1999 - merged
    Pilgrim Investments, Inc.)                                  into Pilgrim Group, Inc.)
    Pilgrim Investments, Inc. (October 1998 -  name             Pilgrim Group, Inc. (October 1998 - name changed from
    changed from Pilgrim America Investments, Inc.)             Pilgrim American Group, Inc.)
    Pilgrim America Investments, Inc. (April 1995 - name        Pilgrim America Group, Inc. (April 1995 - name changed
    changed from Newco Advisory Corporation)                    from Newco Holdings Management Corporation)
    Newco Advisory Corporation (December 1994 -                 Newco Holdings  Management Corporation (December 1994 -
    incorporated)                                               incorporated)

   ** Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment Management
      Corporation)

ING Funds  Distributor,  Inc. (March 2002 - name changed      ING Capital  Corporation, LLC (March 2002 - name changed
    from ING Pilgrim Securities, Inc.)                          from ING Pilgrim Capital Corporation, LLC)
    ING Pilgrim Securities, Inc. (September 2000 - name         ING Pilgrim Capital Corporation (February 2001 - merged
    changed from Pilgrim Securities, Inc.)                      into ING Pilgrim Capital Corporation, LLC)
    Northstar Distributors Inc. (November 1999 - merged         ING Pilgrim Capital Corporation, LLC (February 2001 -
    into Pilgrim Securities, Inc.)                              formed)
    Pilgrim Securities, Inc. (October 1998 - name               ING Pilgrim Capital Corporation (September 2000 - name
    changed from Pilgrim America Securities, Inc.)              changed from Pilgrim Capital Corporation)
    Pilgrim America  Securities, Inc. (April 1995 - name        Pilgrim Capital Corporation (February  2000 - name
    changed from Newco Distributors                             changed from Pilgrim Holdings Corporation)

Corporation)
Newco Distributors Corporation (December 1994 -                 Pilgrim Holdings Corporation (October  1999 - name
incorporated)                                                   changed from Northstar Holdings, Inc.)
                                                                Northstar Holdings, Inc. (October  1999 - merged  into
                                                                Pilgrim Capital Corporation)
                                                                Pilgrim Capital Corporation (June 1999 - name changed
                                                                from Pilgrim America Capital Corporation)
                                                                Pilgrim Capital Corporation (June  1999 - merged into
                                                                Pilgrim America Capital Corporation)
                                                                Pilgrim America Capital Corporation (April 1997 -
                                                                incorporated)

ING Advisors, Inc. (March 2002 - name changed from ING        ING Quantitative Management, Inc. (March 2002 - name
    Pilgrim Advisors, Inc.)                                     changed from ING Pilgrim Quantitative Management, Inc.)
    ING Pilgrim Advisors, Inc. (March 2001 - name changed       ING Pilgrim Quantitative Management, Inc. (March 2001 -
    from ING Lexington Management Corporation)                  name changed from Market Systems Research Advisors)
    ING Lexington Management Corporation (October 2000        Market Systems Research Advisors, Inc. (November 1986 -
    name changed from Lexington Management Corporation)         incorporated)
Lexington Management Corporation (December 1996  -
    incorporated)


BOARD OF DIRECTORS

The Board of Directors governs each Fund and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the ING Funds' activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance.


Committees

The Board of Directors has an Audit Committee whose function is to meet with the independent auditors of each Company to review the scope of the Company's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists Dr. DePrince, Ms. Fighetti, Dr. Grove, Mr. Koch, Ms. Norgaard and Mr. O'Dell (collectively the "Independent Directors"). Ms. Fighetti currently serves as Chairman and Ms. Norgaard currently serves as Vice Chairman of the Committee. The Audit Committee held two (2) meetings during the last calendar year.

The Board of Directors has formed a Contract Committee whose function is to consider, evaluate and make recommendations to the full Board of Directors concerning contractual arrangements with service providers to the Funds and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with any Fund or its shareholders. The Contract Committee currently consists of the Independent Directors. Dr. DePrince currently serves as Chairman and Mr. Koch currently serves as Vice Chairman of the Committee. The Contract Committee held five (5) meetings during the last calendar year.

The Board of Directors has established a Nominating Committee for the purpose of considering and presenting to the Board of Directors candidates it proposes for nomination to fill Independent Director vacancies on the Board of Directors. The Nominating Committee currently consists of the Independent Directors. Dr. Grove currently serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. No Nominating Committee meetings were held during the last calendar year.

DIRECTOR OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Director.



    NAME OF DIRECTOR
                                               DOLLAR RANGE OF EQUITY SECURITIES IN EACH COMPANY AS OF DECEMBER 31, 2001

                                               SMALL COMPANY                          INDEX PLUS
                             GROWTH FUND            FUND          TECHNOLOGY FUND    LARGECAP FUND   INDEX PLUS MIDCAP FUND
                             -----------            ----          ---------------    -------------   ----------------------
INDEPENDENT DIRECTORS
Albert E. DePrince, Jr.          None               None                None           $10,001 -        $10,001 - $50,000
                                                                                        $50,000
Maria T. Fighetti                None               None                None              None                None
David L. Grove                   None               None                None              None                None
Sidney Koch                      None               None         $10,001 - $50,000        None                None
Corine T. Norgaard               None               None                None              None                None
Richard G. Scheide               None               None                None              None                None

DIRECTORS WHO ARE "INTERESTED PERSONS"
J. Scott Fox               Over $100,000       Over $100,000     $10,001 - $50,000    $1 - $10,000            None

John G. Turner                   None               None                None              None                None



                                          AGGREGATE DOLLAR RANGE OF
                                          EQUITY SECURITIES IN ALL
                                            REGISTERED INVESTMENT
                                            COMPANIES OVERSEEN BY
                             MONEY          DIRECTOR IN FAMILY OF
INDEX PLUS SMALLCAP FUND   MARKET FUND       INVESTMENT COMPANIES
------------------------   -----------    ------------------------

    $10,001 - $50,000       $10,001 -           Over $100,000
                             $50,000
          None                None                   None
          None                None                   None
          None                None              $10,001 - $50,000
          None                None              over $100,000
          None                None                   None


          None                None              Over $100,000

          None                None                   None

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES

Set forth in the table below is information regarding each Independent Director's (and his or her immediate family members) share ownership in securities of the Funds' investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Funds (not including registered investment companies) as of December 31, 2001.


                                NAME OF OWNERS AND
                                   RELATIONSHIP TO                                                                    PERCENTAGE OF
NAME OF DIRECTOR                      DIRECTOR              COMPANY        TITLE OF CLASS      VALUE OF SECURITIES        CLASS
----------------                      --------              -------        --------------      -------------------        -----
Albert E. DePrince, Jr.                 N/A                   N/A                N/A                   $0                  N/A
Maria T. Fighetti                       N/A                   N/A                N/A                   $0                  N/A
David L. Grove                          N/A                   N/A                N/A                   $0                  N/A
Sidney Koch                             N/A                   N/A                N/A                   $0                  N/A
Corine T. Norgaard                      N/A                   N/A                N/A                   $0                  N/A
Richard G. Scheide*                     N/A                   N/A                N/A                   $0                  N/A



*  Mr. Scheide retired as Director effective May 31, 2002.



DIRECTOR COMPENSATION


During the year ended October 31, 2001, members of the Board who are also directors, officers or employees of ING and its affiliates were not entitled to any compensation from the Company. For the year ended October 31, 2001 , the unaffiliated members of the Board received compensation in the amounts included in the following table. None of these Directors was entitled to receive pension or retirement benefits.



                                                                                   PENSION OR          TOTAL COMPENSATION FROM THE
                   NAME OF PERSON                  AGGREGATE COMPENSATION      RETIREMENT BENEFITS    COMPANY AND FUND COMPLEX PAID
                      POSITION                         FROM THE COMPANY              ACCRUED                   TO DIRECTORS
                      --------                         ----------------              -------                   ------------
Albert E. DePrince, Jr.*                                   $18,220                     N/A                       $102,000
Director, Chairperson Contract Committee
Maria T. Fighetti*                                          17,011                     N/A                        95,230
Director, Chairperson Audit Committee**
David L. Grove*                                             16,798                     N/A                        94,041
Director
Sidney Koch                                                 16,873                     N/A                        94,459
Director
Corine Norgaard                                             16,434                     N/A                        92,000
Director, Chairperson Nominating Committee
Richard G. Scheide ***                                      17,107                     N/A                        95,770
Director



*        During the year ended October 31, 2001, Ms. Fighetti, Dr. Grove and Dr.
         DePrince deferred $$24,000, $$94,041 and $$48,300, respectively, of their compensation from the Fund Complex. Prior to 1997, Dr. Grove participated in a deferred compensation plan (the "Original Plan") pursuant to which compensation he received as a director for certain subsidiaries of Aetna Inc. and subsequently received as a Trustee or Director of one or more of the Funds was deferred.


** Ms. Fighitti replaced Mr. Scheide as Chairperson of the Audit Committee as of April 2001

***      Mr. Scheide retired as Director effective May 31, 2002.


Under the terms of the Original Plan, any amounts owed to Dr. Grove were a liability of Aetna Inc. Upon the sale of certain subsidiaries of Aetna Inc. to ING, ING assumed the liability for these amounts. In connection with the termination of the Original Plans the amounts owed to Dr. Grove, approximately $844,000 are expected to be paid to him before March 31, 2002.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Fund without the consent or approval of shareholders. Below is a list of entities that have a controlling interest in the following series of the Fund:



                                                                        CLASS AND TYPE OF         PERCENTAGE OF      PERCENTAGE OF
   FUND                                ADDRESS                              OWNERSHIP                 CLASS              FUND
   ----                                -------                              ---------                 -----              ----
Ascent                      ING National Trust                             Class A/Record              93.23%            43.25%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06156-0001

                            ING Life Insurance And Annuity Co              Class I/Record              75.40%            38.00%
                            Central Valuation Unit
                            151 Farmington Ave TN41
                            Hartford CT  06156-0001

Balanced                    ING National Trust                             Class A/Record              76.77%            30.90%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06155-0001

Crossroads                  ING National Trust                             Class A/Record              93.68%            48.47%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06101-5900

                            ING Life Insurance and Annuity Co              Class I/Record              75.25%            34.64%
                            Central Valuation Unit
                            151 Farmington Ave Tn41
                            Hartford CT  06156-0001

Growth and Income           MAC & CO AEOF1956432                           Class I/ Beneficial         67.44%            53.91%
                            Mellon Bank NA
                            Mutual FundS
                            PO BOX 3198
                            Pittsburgh PA  15230-3198

Growth                      ING National Trust                             Class A/Record              77.31%            30.48%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06101-5900

                            MAC & CO AEOF1956432                           Class I/ Beneficial         68.99%            40.19%
                            Mellon Bank NA
                            Mutual Funds Dept
                            PO BOX 3198
                            Pittsburgh PA  15230-3198

Legacy                      ING National Trust                             Class A/Record              92.47%            50.67%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06101-5900

                            ING Life Insurance And Annuity Co              Class I/Record              56.75%            25.02%
                            Central Valuation Unit
                            151 Farmington Ave
                            Hartford CT  06156-0001

Value Opportunity           ING National Trust                             Class A/Record              84.57%            69.35%

                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06101-5900

Index Plus MidCap           ING National Trust                             Class A/Record              56.69%            38.00%
                            151 Farmington Ave
                            Central Valuation Unit-Tn41
                            Hartford CT  06101-5900

Index Plus SmallCap         ING National Trust                             Class A/Record              59.40%            43.14%
                            151 Farmington Ave
                            Central Valuation Unit-Tn41
                            Hartford CT  06101-5900

International Growth        ING National Trust                             Class A/Record              75.22%            47.57%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06101-5900

Index Plus LargeCap         ING National Trust                             Class A/Record              76.70%            36.60%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06101-5900

Technology                  ING National Trust                             Class A/Record              68.81%            54.93%
                            Afs Central Valuation Unit
                            Attn Gordon Elrod Tn41
                            151 Farmington Ave
                            Hartford CT  06156-0001

Bond                        ING National Trust                             Class A/Record              79.71%            47.43%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06155-0001

ING Government              ING National Trust                             Class A/Record              69.98%            45.02%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06155-0001



As of June 30, 2002, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the ING Funds , except as follows:




                                                                             CLASS AND TYPE OF     PERCENTAGE OF     PERCENTAGE OF
    FUND                                  ADDRESS                                OWNERSHIP             CLASS             FUND
    ----                                  -------                                ---------             -----             ----
Aeltus Money Market         ING Life Insurance And Annuity Co                  Class I/Record          44.94%            21.25%
                            Attn Valuation Unit-Tn41
                            151 Farmington Ave
                            Hartford CT  06156-0001

                            ING National Trust                                 Class I/Record          8.65%             4.09%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06101-5900

                            ING National Trust                                 Class A/Record          20.49%            10.16%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06101-5900

                            First Clearing Corp                                Class B/Beneficial      6.81%             0.05%

                            A/C 7137-4619
                            Irving Rabin
                            PO Box 926
                            Tiburon CA  94920-0926

                            Cheryl M Halbert Ttee                              Class B/Beneficial      6.50%             0.05%
                            U/A Dtd Feb 2, 1999
                            Cheryl M Halbert  Rev Trust
                            3845 Iron Wedge Dr
                            Orlando FL  32808-3042

                            Prudential Securities Inc.                         Class B/Beneficial      9.44%             0.07%
                            FBO Mr Glen Williams
                            403 B Dtd 04/06/98
                            Orp Account
                            8402 Wildewood Cir
                            College Sta, TX  77845-4600

                            State Street Bk & Tr Co Cust                       Class B/Beneficial      6.63%             0.05%
                            IRA A/C James W Repp
                            Rr 7 Box 859
                            Livingston TX  77351-8834

                            State Street Bk & Tr Co Cust                       Class C/Beneficial      7.88%             0.19%
                            FBO Tillie E Bruell
                            IRA Rollover
                            2901 Willowbridge Circle
                            Austin Tx  78703-1055

                            Mueller Trade Bindery Corporation                  Class C/Beneficial      12.72%            0.31%
                            C/O Atty Michael Dowley
                            116 Washington St
                            Middletown CT  06457-2818

Bond                        ING Life Insurance And Annuity Co                  Class A/Record          8.89%             5.29%
                            151 Farmington Ave
                            Hartford CT  06156-0001

                            Usbancorp Piper Jaffray                            Class B/Beneficial      11.51%            0.17%
                            A/C 6943-6415
                            U S Bancorp Center
                            800 Nicollet Mall
                            Minneapolis MN  55402-7000

                            RBC Dain Rauscher Custodian                        Class B/Beneficial      9.43%             0.14%
                            Judith A Nicholls
                            Individual Retirement Account
                            2586 Davos Trail
                            Vail, CO  81657-4234

                            Donaldson Lufkin Jenrette                          Class B/Record          5.62%             0.08%
                            Securities Corp Inc
                            PO Box 2052
                            Jersey City NJ  07303-2052

                            Donaldson Lufkin Jenrette                          Class C/Record          5.06%             0.06%
                            Securities Corporation Inc
                            P. O. Box 2052
                            Jersey City NJ  07303-2052

                            State Street Bk & Tr Co Cust                       Class C/Beneficial      6.32%             0.07%
                            FBO Steven Shenker
                            Rollover Ira

                            26025 Mesa Oak
                            San Antonio Tx  78255-3533

                            ING Life Insurance And Annuity Co                  Class I/Record          54.69%            19.43%
                            Central Valuation Dept
                            151 Farmington Ave Tn41
                            Hartford CT  06156-0001

                            ING National Trust                                 Class I/Record          14.97%            5.32%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06155-0001

ING Government              ING Life Insurance And Annuity Co                  Class A/Record          22.25%            14.31%
                            151 Farmington Ave
                            Hartford CT  06156-0001

                            Donaldson Lufkin Jenrette                          Class B/Record          17.93%            4.06%
                            Securities Corporation Inc
                            P. O. Box 2052
                            Jersey City NJ  07303-2052

                            Donaldson Lufkin Jenrette                          Class B/Record          8.55%             0.19%
                            Securities Corporation Inc
                            P. O. Box 2052
                            Jersey City NJ  07303-2052

                            George S Ormsby &                                  Class B/Record          5.98%             0.14%
                            Wilma M Ormsby Jtwros
                            4434 Wigton
                            Houston TX  77096-4431

                            Donaldson Lufkin Jenrette                          Class C/Record          8.04%             0.10%
                            Securities Corp Inc
                            PO Box 2052
                            Jersey City NJ  07303-2052

                            D A Davidson & Co Inc Fbo                          Class C/Beneficial      6.07%             0.07%
                            J Stephen Cathey
                            Po Box 5015
                            Great Falls MT  59403-5015

                            D A Davidson & Co Inc Fbo                          Class C/Beneficial      13.67%            0.17%
                            Wayne M Cathey Tr
                            PO Box 5015
                            Great Falls MT  59403-5015

                            Donaldson Lufkin Jenrette                          Class C/Record          9.62%             0.12%
                            Securities Corp Inc
                            PO Box 2052
                            Jersey City NJ  07303-2052

                            ING Life Insurance And Annuity Co                  Class I/Record          74.27%            23.91%
                            Central Valuation Unit
                            151 Farmington Ave Tn41
                            Hartford CT  06156-0001

                            ING National Trust                                 Class I/Record          21.06%            6.78%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06101-5900

Ascent                      State Street Bk & Tr Co Cust                       Class B/Beneficial      11.40%            0.03%
                            FBO Margaret R Smith
                            Conversion Roth Ira

                            6240 Taylor
                            Groves TX  77619-5678

                            State Street Bk & Tr Co Cust                       Class B/Beneficial      62.57%            0.17%
                            FBO Edward H Neiman IRA
                            4903 N Arizona Rd
                            Apache Junction AZ  85219-9420

                            First Clearing Corporation                         Class B/Beneficial      5.27%             0.01%
                            A/C 3072-6405
                            Carol A Wilkop Sep Ira
                            FCC as Custodian
                            5401 Starwood
                            Commerce Twp MI 48382-1138

                            Donaldson Lufkin Jenrette                          Class C/Record          8.78%             0.26%
                            Securities Corporation Inc
                            P. O. Box 2052
                            Jersey City NJ  07303-2052

                            Mac & Co Aeof1956432                               Class I/Beneficial      15.25%            7.69%
                            Mellon Bank Na
                            Mutual Funds Dept
                            PO Box 3198
                            Pittsburgh PA  15230-3198

                            ING National Trust                                 Class I/Record          8.51%             4.29%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06156-0001

Balanced                    First Clearing Corporation                         Class B/Beneficial      6.02%             0.09%
                            A/C 1297-3087
                            Thomas Baker, IRA
                            Fcc As Custodian
                            13587 Clay Place
                            Broomfield CO  80020-5147

                            Donaldson Lufkin Jenrette                          Class C/Record          5.41%             0.10%
                            Securities Corporation Inc
                            P. O. Box 2052
                            Jersey City NJ  07303-2052

                            Donaldson Lufkin Jenrette                          Class C/Record          6.12%             0.11%
                            Securities Corporation Inc
                            P. O. Box 2052
                            Jersey City NJ  07303-2052

                            Mac & Co Aeof 1956432                              Class I/Beneficial      19.61%            11.08%
                            Mellon Bank Na
                            Mutual Funds
                            PO Box 3198
                            Pittsburgh PA  15230-3198

                            ING Life Insurance And Annuity Co                  Class I/Record          19.74%            11.16%
                            Central Valuation Unit
                            151 Farmington Ave Tn41
                            Hartford CT  06156-0001

                            ING National Trust                                 Class I/Record          25.47%            14.39%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06156-0001

Crossroads                  Painewebber for the Benefit of                     Class B/Beneficial      7.35%             0.01%
                            Painewebber Cdn Fbo
                            Gregory J Cioni
                            P.O. Box 3321
                            Weehawken NJ  07086-8154

                            Painewebber for the Benefit of                     Class B/Beneficial      7.31%             0.01%
                            Painewebber Cdn FBO
                            Brenda S Rice
                            P.O. Box 3321
                            Weehawken NJ  07086-8154

                            Painewebber for the Benefit of                     Class B/Beneficial      58.16%            0.10%
                            Painewebber Cdn FBO
                            Gregory A Millerschone
                            P.O. Box 3321
                            Weehawken NJ  07086-8154

                            Painewebber for the Benefit of                     Class B/Beneficial      11.44%            0.02%
                            Painewebber Cdn FBO
                            Jack D Simmons
                            P.O. Box 3321
                            Weehawken NJ  07086-8154

                            A Robin Broadfield &                               Class C/Record          28.36%            0.04%
                            Connie J Wineland Jtwros
                            5118 Chevy Chase Pkwy Nw
                            Washington DC  20008-2919

                            Robert E Loving &                                  Class C/Record          14.82%            0.02%
                            Brenda G Loving Jtwros
                            7107 Tanya Ave
                            Richmond VA  23228-4611

                            State Street Bk & Tr Co Cust                       Class C/Beneficial      9.07%             0.01%
                            FBO Robert L Painter
                            Roth IRA
                            3136 Grand Ave Apt 18
                            Kansas City MO  64111-1150

                            State Street Bk & Tr Co Cust                       Class C/Beneficial      5.06%             0.01%
                            Fbo Naomi C Carter
                            Rollover IRA
                            2311 Halehaka Street
                            Honolulu HI  96821-1024

                            Michael Bartholomew &                              Class C/Record          5.23%             0.01%
                            Pamela S Bartholomew Jtwros
                            24568 Sw Airport Ave
                            Philomath OR  97370-9585

                            State Street Bk & Tr Co Cust                       Class C/Beneficial      18.74%            0.03%
                            Fbo Joan N Brennan
                            Rollover IRA
                            107 Clarendoh Dr S
                            Nashville NC  27856-1623

                            Mac & Co                                           Class I/Beneficial      9.80%             4.70%
                            Aeof1956432
                            Mellon Bank Na
                            Mutual Funds Dept
                            PO Box 3198

                            Pittsburgh PA  15230-3198

                            ING National Trust                                 Class I/Record          17.48%            8.38%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06155-0001

Growth and Income           ING National Trust                                 Class A/Record          72.30%            14.07%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06101-5900

                            Donaldson Lufkin Jenrette                          Class B/Record          5.17%             0.01%
                            Securities Corporation Inc
                            P. O. Box 2052
                            Jersey City NJ  07303-2052

                            A G Edwards & Sons Inc                             Class C/Beneficial      14.75%            0.06%
                            FBO Owen M Hunt &
                            Anna I Hunt Ttees
                            A/C 0082-184767
                            One North Jefferson
                            St Louis MO  63103-2287

                            A G Edwards & Sons Inc                             Class C/Beneficial      5.48%             0.02%
                            FBO Deborah W Reed
                            A/C 0082-364277
                            1 N Jefferson Ave
                            Saint Louis MO  63103-2287

                            ING Life Insurance And Annuity Co                  Class I/Record          12.07%            9.65%
                            Central Valuation Unit
                            151 Farmington Ave Tn41
                            Hartford CT  06156-0001

                            ING National Trust                                 Class I/Record          14.15%            11.31%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06101-5900

Growth                      Donaldson Lufkin Jenrette                          Class B/Record          5.86%             0.08%
                            Securities Corporation Inc
                            P. O. Box 2052
                            Jersey City NJ  07303-2052

                            Donaldson Lufkin Jenrette                          Class C/Beneficial      5.28%             0.05%
                            Securities Corporation Inc
                            P. O. Box 2052
                            Jersey City NJ  07303-2052

                            ING Life Insurance And Annuity Co                  Class I/Record          14.42%            8.40%
                            Central Valuation Unit
                            151 Farmington Ave Tn41
                            Hartford CT  06156-0001

                            ING National Trust                                 Class I/Record          11.36%            6.62%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06101-5900

Legacy                      Joanne Cichanowicz                                 Class B/Record          7.38%             0.04%
                            7 Bay Pt Circle
                            Rochester NY  14622-3332

                            Alice Meadows                                      Class B/Record          15.92%            0.09%

                            12246 95th Pl Ne
                            Kirkland WA  98034-6210

                            Barbara I Meek                                     Class B/Record          25.06%            0.14%
                            Po Box 623
                            233 E Jefferson St
                            Athena OR  97813-0623

                            A G Edwards & Sons Inc C/F                         Class B/Beneficial      17.90%            0.10%
                            James A Harvey Jr
                            IRA Account
                            1101 Oak Ridge Court
                            Bel Air MD 21014-2781

                            Raymond James & Assoc Inc                          Class B/Beneficial      7.03%             0.04%
                            Fbo Posa P IRA
                            Bin# 72770211
                            880 Carillon Pkwy
                            St Petersburg FL  33716-1100

                            Gail Hoevet                                        Class C/Record          8.09%             0.06%
                            8526 Timberwilde St
                            San Antonio TX  78250-4429

                            State Street Bk & Tr Co Cust                       Class C/Beneficial      19.80%            0.11%
                            Fbo Thressa Kaye Katt IRA
                            1083 Heavenridge Rd
                            Essexville MI  48732-1737

                            State Street Bk & Tr Co Cust                       Class C/Beneficial      13.67%            0.08%
                            FBO V A Smith
                            Rollover IRA
                            722 Santa Clara Dr
                            Kingsville TX  78363-3430

                            Doris Newman &                                     Class C/Record          13.08%            0.07%
                            John E Newman  Jt Ten
                            2400 Payson Rd
                            Quincy IL  62305-6474

                            Jean C Wood                                        Class C/Record          12.96%            0.07%
                            Subject To Dst Tod Rules
                            7983 Kenmore Dr
                            Mechanicsvlle VA  23111-3617

                            Mac & Co Aeof 1956432                              Class I/Beneficial      37.17%            16.39%
                            Mellon Bank NA
                            Mutual Funds NA
                            PO Box 3198
                            PA 15230-3198

                            ING National Trust                                 Class I/Record          5.29%             2.33%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06101-5900

Small Company               Swebak & Co C/O Amcore Investment                  Class A/Record          8.54%             2.83%
                            Group NA
                            PO Box 4599
                            Rockford IL  61110-4599

                            ING National Trust                                 Class A/Record          56.33%            18.64%
                            Attn Gordon Elrod
                            151 Farmington Ave

                            Hartford CT  06101-5900

                            Fahnestock & Co Inc Fbo                            Class B/Beneficial      6.23%             0.04%
                            A360716722
                            Helen Segal Liv Trust
                            125 Broad St
                            New York NY  10004-2400

                            ING Life Insurance And Annuity Co                  Class I/Record          19.56%            12.76%
                            Central Valuation Unit
                            151 Farmington Ave Tn41
                            Hartford CT  06156-0001

                            Mac & Co AEOFL956432                               Class I/Beneficial      27.33%            17.83%
                            Mellon Bank Na
                            Mutual Funds
                            PO Box 3198
                            Pittsburgh PA  15230-3198

                            Key Bank Co                                        Class I/Beneficial      32.98%            21.52%
                            The Parker Hannifin Retirement
                            Savings Plan
                            4900 Tiedeman Road
                            Brooklyn OH  44144-2302

                            ING National Trust                                 Class I/Record          15.26%            9.95%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06101-5900

Value Opportunity           R Gary Reeder Ttee                                 Class C/Record          12.87%            0.17%
                            Josephine Irene Gaskill Irrev Liv T
                            UA 12/20/2000
                            1703 21st St W
                            Palmetto FL  34221-6134

                            Donaldson Lufkin Jenrette                          Class C/Record          15.61%            0.20%
                            Securities Corp Inc
                            PO Box 2052
                            Jersey City NJ  07303-2052

                            Donaldson Lufkin Jenrette                          Class C/Record          7.49%             0.10%
                            Securities Corp Inc
                            PO Box 2052
                            Jersey City NJ  07303-2052

                            Donaldson Lufkin Jenrette                          Class C/Record          6.30%             0.08%
                            Securities Corp Inc
                            PO Box 2052
                            Jersey City NJ  07303-2052

                            ING National Trust                                 Class I/Record          91.08%            13.42%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06101-5900

Index Plus MidCap           ING National Trust                                 Class I/Record          92.68%            17.87%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06101-5900

Index Plus SmallCap         State Street Bk & Tr Co Cust                       Class I/Beneficial      5.18%             0.13%
                            Alfred D Perugini Ira
                            37 Stardust Dr

                            Enfield CT  06082-5722

                            State Street Bk & Tr Co Cust                       Class I/Beneficial      16.87%            0.41%
                            FBO John D Stiefel
                            Roth Conversion IRA
                            19 Sage Road
                            Wethersfield CT  06109-4057

                            Lynn Larson                                        Class I/Record          6.40%             0.16%
                            1365 Constitution Cir
                            Tallahassee FL  32308-7749

                            Harold F Hicks                                     Class I/Record          5.29%             0.13%
                            486 Park Place
                            Natchez MS  39120-3948

                            State Street Bk & Tr Co Cust                       Class I/Beneficial      10.17%            0.25%
                            FBO Albert E Deprince Jr
                            Rollover IRA
                            3029 St Johns Dr

                            Murfreesboro TN  37129-5835
                            NFSC FEBO  # Ws7-000809                            Class I/Beneficial      8.99%             0.22%
                            Holly L Carmichael
                             5096 Selinda Way
                            Los Gatos CA  95032-2800

International Growth        Janney Montgomery Scott LLC Cust                   Class B/Beneficial      8.32%             0.12%
                            Est Dorothy F Chellel
                            Raymond J Chellel Exec
                            A/C 21489799
                            1801 Market St
                            Philadelphia, PA 19103-1628

                            Mac & Co                                           Class I/Beneficial      44.93%            15.07%
                            Aeof1956432
                            Mellon Bank Na
                            Mutual Funds
                            PO Box 3198
                            Pittsburgh PA  15230-3198

                            ING National Trust                                 Class I/Record          16.86%            5.66%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06101-5900

Index Plus LargeCap         Mac & Co                                           Class I/Beneficial      25.27%            9.98%
                            Aeof1956432
                            Mellon Bank NA
                            Mutual Funds
                            PO Box 3198
                            Pittsburgh PA  15230-3198

                            ING Life Insurance And Annuity Co                  Class I/Record          32.96%            13.02%
                            Central Valuation Unit
                            Attn Valuation Unit-Tn41
                            151 Farmington Ave
                            Hartford Ct  06156-0001

                            ING National Trust                                 Class I/Record          33.83%            13.36%
                            Attn Gordon Elrod
                            151 Farmington Ave
                            Hartford CT  06101-5900

Technology                  ING Life Insurance And Annuity Co                  Class A/Record          7.25%             5.79%
                            151 Farmington Ave
                            Hartford Ct  06156-0001

                            Robert Egger Ttee                                  Class C/Record          11.52%            0.57%
                            Robert Egger Trust
                            U/A Dtd 3-9-81
                            FBO Robert Egger Jr
                            538 Calle De La Sierra
                            El Cajon CA  92019-1241

                            Donaldson Lufkin Jenrette                          Class I/Record          6.73%             0.38%
                            Securities Corp Inc
                            PO Box 2052
                            Jersey City NJ  07303-2052



As of June 30, 2002, officers and Directors of the Company owned less than 1% of the outstanding shares of any of the Funds.



                         INVESTMENT ADVISORY AGREEMENTS


The investment adviser for the Funds is ING Investments, LLC ("Investment Adviser" or "ING Investments") which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. The Investment Adviser, subject to the authority of the Directors of the Funds, has the overall responsibility for the management of each Fund's portfolio subject to delegation of certain responsibilities to other investment advisers (each a "Sub-Adviser" and collectively, "Sub-Advisers"): Aeltus Investment Management, Inc. ("Aeltus") as Sub-Adviser to all the Funds except the Technology Funds; and AIC Asset Management, LLC as Sub-Adviser to the Technology Fund. The Investment Adviser and Aeltus are direct, wholly owned subsidiaries of ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees.

On February 26, 2001, the name of the Investment Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Adviser was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC." Prior to March 31, 2002, Aeltus served as investment adviser to all the Funds. Despite the change in investment adviser, AIC has served as the Sub-Adviser to the Technology Fund since the Fund commenced operations.

The Investment Adviser serves pursuant to separate Investment Management Agreements between the Investment Adviser and each Fund. The Investment Management Agreements require the Investment Adviser to oversee the provision of all investment advisory and portfolio management services for each of the Funds, respectively. Pursuant to a sub-advisory agreement (each a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") the Investment Adviser has delegated certain management responsibilities to Sub-Advisers for the Funds. The Investment Adviser oversees the investment management of the Sub-Advisers for the Funds.

Each Investment Management Agreement requires the Investment Adviser to provide, subject to the supervision of the Board of Directors, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of each Fund's assets and the purchase or sale of its portfolio securities. The Investment Adviser also provides investment research and analysis. Each Investment Management Agreement provides that the Investment Adviser is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Agreement.

After an initial term through December 31, 2002, each Investment Management Agreement and Sub-Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Directors or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.


In approving the Investment Management Agreements, the Board considered a number of factors, including, but not limited to: (1) ING Investment's experience in overseeing sub-advisers for other mutual funds for which ING Investments serves as investment adviser; (2) the performance of the mutual funds for which ING Investments currently serves as investment adviser; (3) the depth and experience of ING Investments and the financial strength of ING; (4) the nature and quality of the services provided by ING Investments; (5) the advisory fees imposed under the Investment Management Agreements; (6) the fact that Aeltus, the former investment adviser, will continue to manage all the Funds (except the Aetna Technology Fund) in its capacity as the sub-adviser, and accordingly the current portfolio managers of the Funds are generally expected to remain unchanged; (7) the projected expense ratios for each Fund; (8) the commonality of terms of the Investment Management Agreements and former agreements; and (9) the fairness of the compensation payable to ING Investments under the Investment Management Agreements in light of the services provided. The Board was advised by independent legal counsel with respect to these matters.



In considering the approval of the Sub-Advisory Agreements, the Board considered, among other things, the nature and quality of the advisory services that have been rendered by Aeltus to the Funds in its capacity as the Funds' adviser and, in particular, the qualifications of Aeltus' professional staff and information related to Aeltus' past performance. Moreover, the Board noted that the overall advisory fees would remain the same and that the advisory services to be provided by Aeltus under the Sub-Advisory Agreements would be materially the same as the advisory services provided by Aeltus under the former advisory agreement. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, on behalf of the Funds, including the unanimous vote of the Independent Directors, approved the Sub-Advisory Agreements.



In reviewing the terms of each Investment Management Agreement and Sub-Advisory Agreement and in discussions with the Investment Adviser concerning such Investment Management Agreements and Sub-Advisory Agreements, the Independent Directors were represented by independent legal counsel. Based upon its review, the Board of Directors has determined that the Investment Management Agreements and Sub-Advisory Agreements are in the interests of the Funds and their shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Directors of each Fund, including the unanimous vote of the Independent Directors, approved the Investment Management Agreements and Sub-Advisory Agreements.



Each Investment Management Agreement may be terminated without penalty with not less than 60 days' notice by the Board of Directors or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).



As of June 30, 2002, the Investment Adviser had assets under management of over $ 34.6 billion.



The Investment Adviser bears the expense of providing its services and pays the fees of the Sub-Adviser. For its services, each Fund pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets during the month:



                             INVESTMENT ADVISER FEES


            FUND                      ADVISORY FEE                      ASSETS
            ----                      ------------                      ------
International Growth                     0.850%                  On first $250 million

            FUND                      ADVISORY FEE                      ASSETS
            ----                      ------------                      ------
                                         0.800%                   On next $250 million
                                         0.775%                   On next $250 million
                                         0.750%                  On next $1.25 billion
                                         0.700%                     Over $2 billion

Growth                                   0.700%                  On first $250 million
                                         0.650%                   On next $250 million
                                         0.625%                   On next $250 million
                                         0.600%                  On next $1.25 billion
                                         0.550%                     Over $2 billion

Small Company                            0.850%                  On first $250 million
                                         0.800%                   On next $250 million
                                         0.775%                   On next $250 million
                                         0.750%                  On next $1.25 billion
                                         0.725%                     Over $2 billion

Technology                               1.050%                  On first $500 million
                                         1.025%                   On next $500 million
                                         1.000%                     Over $1 billion

Index Plus LargeCap                      0.450%                  On first $500 million
                                         0.425%                   On next $250 million
                                         0.400%                  On next $1.25 billion
                                         0.375%                     Over $2 billion

Index Plus MidCap                        0.450%                  On first $500 million
                                         0.425%                   On next $250 million
                                         0.400%                  On next $1.25 billion
                                         0.375%                     Over $2 billion

Index Plus SmallCap                      0.450%                  On first $500 million
                                         0.425%                   On next $250 million
                                         0.400%                  On next $1.25 billion
                                         0.375%                     Over $2 billion

Value Opportunity                        0.700%                  On first $250 million
                                         0.650%                   On next $250 million
                                         0.625%                   On next $250 million
                                         0.600%                  On next $1.25 billion
                                         0.550%                     Over $2 billion

Balanced                                 0.800%                  On first $500 million
                                         0.750%                   On next $500 million
                                         0.700%                    On next $1 billion
                                         0.650%                     Over $2 billion

Growth and Income                        0.700%                  On first $250 million
                                         0.650%                   On next $250 million
                                         0.625%                   On next $250 million
                                         0.600%                  On next $1.25 billion
                                         0.550%                     Over $2 billion

Bond                                     0.500%                  On first $250 million
                                         0.475%                   On next $250 million
                                         0.450%                   On next $250 million
                                         0.425%                  On next $1.25 billion

            FUND                      ADVISORY FEE                      ASSETS
            ----                      ------------                      ------
                                         0.400%                     Over $2 billion

ING Government                           0.500%                  On first $250 million
                                         0.475%                   On next $250 million
                                         0.450%                   On next $250 million
                                         0.425%                  On next $1.25 billion
                                         0.400%                     Over $2 billion

Aeltus Money Market                      0.400%                  On first $500 million
                                         0.350%                   On next $500 million
                                         0.340%                    On next $1 billion
                                         0.330%                    On next $1 billion
                                         0.300%                     Over $3 billion

Ascent Fund                              0.800%                  On first $500 million
                                         0.775%                   On next $500 million
                                         0.750%                   On next $500 million
                                         0.725%                   On next $500 million
                                         0.700%                     Over $2 billion

Crossroads Fund                          0.800%                  On first $500 million
                                         0.775%                   On next $500 million
                                         0.750%                   On next $500 million
                                         0.725%                   On next $500 million
                                         0.700%                     Over $2 billion

Legacy Fund                              0.800%                  On first $500 million
                                         0.775%                   On next $500 million
                                         0.750%                   On next $500 million
                                         0.725%                   On next $500 million
                                         0.700%                     Over $2 billion

For the period March 1, 2002 through March 31, 2002, investment advisory fees paid to ING Investments, LLC were as follows:


           COMPANY NAME                 TOTAL INVESTMENT ADVISORY FEES               WAIVER                  NET ADVISORY FEES PAID
           ------------                 ------------------------------               ------                  ----------------------
Bond                                                  $39,114                         $6,611                             $32,503
ING Government                                         18,397                          6,631                              11,766
Money Market                                          144,914                             --                             144,914


For the period November 1, 2001 through February 28, 2002 and the years ended October 31, 2001, October 31, 2000 and October 31, 1999, investment advisory fees were paid to Aeltus (investment adviser to the Funds prior to March 1, 2002) as follows:

Period November 1, 2001 through February 28, 2002


           COMPANY NAME                 TOTAL INVESTMENT ADVISORY FEES               WAIVER                  NET ADVISORY FEES PAID
           ------------                 ------------------------------               ------                  ----------------------
Bond                                                 $145,440                        $25,878                        $119,562
ING Government                                         73,985                         26,680                          47,305
Money Market                                          583,299                             --                         583,299



Bond, ING Government and Money Market changed their fiscal year ends from October 31st to March 31st.


Year Ended October 31, 2001

           COMPANY NAME                 TOTAL INVESTMENT ADVISORY FEES               WAIVER                NET ADVISORY FEES PAID
           ------------                 ------------------------------               ------                ----------------------
Growth                                          $  2,018,085                   $             0                   $ 2,018,085
International Growth                                 951,329                                 0                       951,329
Small Company                                      2,201,853                                 0                     2,201,583

Value Opportunity                                     85,534                            78,542                         6,992
Technology                                           120,273                            98,194                        22,079
Balanced                                             957,802                                 0                       957,802
Growth and Income                                  3,075,068                                 0                     3,075,068
Bond                                                 358,209                            49,899                       308,310
ING Government                                       169,511                            84,134                        85,377
Money Market                                       1,845,335                                 0                     1,845,335
Index Plus LargeCap                                1,864,439                             8,750                     1,855,689
Index Plus MidCap                                     87,400                            87,400                             0
Index Plus SmallCap                                   44,024                            44,024                             0
Ascent                                               524,549                           104,844                       419,705
Crossroads                                           642,951                           131,132                       511,819
Legacy                                               361,383                           155,900                       205,483

Year Ended October 31, 2000

           COMPANY NAME                 TOTAL INVESTMENT ADVISORY FEES               WAIVER                NET ADVISORY FEES PAID
           ------------                 ------------------------------               ------                ----------------------
Growth                                            $2,434,112                       $         0                    $2,434,112
International Growth                               1,136,501                             2,121                     1,134,380
Small Company                                      1,686,622                                 0                     1,686,622
Value Opportunity                                     62,493                            46,753                        15,740
Technology*                                           88,092                            82,590                         5,502
Balanced                                           1,054,126                                 0                     1,054,126
Growth and Income                                  4,091,885                                 0                     4,091,885
Bond                                                 241,025                            42,932                       198,093
ING Government                                       101,137                            54,409                        46,728
Money Market                                       1,808,423                           236,100                     1,572,323
Index Plus LargeCap                                1,741,347                                 0                     1,741,347
Index Plus MidCap                                     54,436                            54,436                             0
Index Plus SmallCap                                   40,415                            40,415                             0
Ascent                                               552,281                            67,167                       485,114
Crossroads                                           637,997                           100,231                       537,766
Legacy                                               332,834                           117,839                       214,995

Year Ended October 31, 1999

           COMPANY NAME                 TOTAL INVESTMENT ADVISORY FEES               WAIVER                NET ADVISORY FEES PAID
           ------------                 ------------------------------               ------                ----------------------
Growth                                          $1,484,231                        $          0                    $1,484,231
International Growth                            507,245                                107,259                       399,986
Small Company                                   488,647                                 12,768                       475,879
Value Opportunity                               43,946                                  43,946                             0
Balanced                                        1,031,227                                    0                     1,031,227
Growth and Income                               4,374,490                                    0                     4,374,490
Bond                                            226,218                                 80,473                       145,745
ING Government                                  69,754                                  69,754                             0
Money Market                                    1,844,102                              658,067                     1,186,035
Index Plus LargeCap                             667,633                                 73,563                       594,070
Index Plus MidCap                               42,217                                  42,217                             0
Index Plus SmallCap                             35,558                                  35,558                             0
Ascent                                          409,705                                 29,401                       380,304
Crossroads                                      387,278                                 37,728                       349,550
Legacy                                          242,377                                 77,162                       165,215

*  Technology commenced operations on March 1, 2000.

                          EXPENSE LIMITATION AGREEMENTS


The Investment Adviser has entered into expense limitation agreements with the following Funds, pursuant to which ING has agreed to waive or limit its fees. In connection with these agreements and certain U.S. tax requirements, ING will assume other expenses so that the total annual ordinary operating expenses of the Funds (which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the normal course of each Fund's business, and expenses of any counsel or other persons or services retained by the Fund's Directors who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser do not exceed the expense limitation shown on the following table:


FUND                                                    CLASS A             CLASS B            CLASS C            CLASS I
----                                                    -------             -------            -------            -------
International Growth                                     1.60%               2.35%              2.35%               1.35%
Growth                                                     N/A                 N/A                N/A                 N/A
Small Company                                             1.50                2.25               2.25                1.25
Technology                                                1.75                2.50               2.50                1.50
Index Plus LargeCap                                       0.95                1.70               1.45                0.70
Index Plus MidCap                                         1.00                1.75               1.50                0.75
Index Plus SmallCap                                       1.00                1.75               1.50                0.75
Value Opportunity                                         1.35                2.10               2.10                1.10
Balanced                                                   N/A                 N/A                N/A                 N/A
Growth and Income                                          N/A                 N/A                N/A                 N/A
Bond                                                      1.00                1.75               1.75                0.75
ING Government                                            0.95                1.70               1.70                0.70
Money Market                                               N/A                 N/A                N/A                 N/A
Ascent                                                    1.25                2.00               2.00                1.00
Crossroads                                                1.20                1.95               1.95                0.95
Legacy                                                    1.15                1.90               1.90                0.90


Each Fund set forth above may at a later date reimburse ING for management fees waived and other expenses assumed by ING during the previous 36 months, but only if, after such reimbursement, that Fund's expense ratio does not exceed the percentage described above. ING will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.


Each expense limitation agreement provides that these expense limitations shall continue until the date set forth in the table below. Thereafter, each agreement will automatically renew for a one-year term unless ING provides written notice of the termination of the agreement to the Fund at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or it may be terminated by a Fund, without payment of any penalty, upon ninety (90) days' prior written notice to ING.



FUND                                                       TERMINATION DATE
----                                                       ----------------
International Growth                                       October 31, 2003
Growth                                                     N/A
Small Company                                              May 31, 2003
Technology                                                 May 31, 2003
Index Plus LargeCap                                        May 31, 2003
Index Plus MidCap                                          May 31, 2003
Index Plus SmallCap                                        May 31, 2003
Value Opportunity                                          May 31, 2003
Balanced                                                   N/A
Growth and Income                                          N/A
Bond                                                       March 31, 2003
ING Government                                             March 31, 2003
Money Market                                               N/A
Ascent                                                     May 31, 2003
Crossroads                                                 May 31, 2003
Legacy                                                     May 31, 2003

                             SUB-ADVISORY AGREEMENTS


The Investment Management Agreement for each Fund provides that the Investment Adviser, with the approval of a Fund's Board of Directors, may select and employ a Sub-Adviser for the Fund, and shall monitor the Sub-Advisers' investment programs and results, and coordinate the investment activities of the Sub-Advisers to ensure compliance with regulatory restrictions. The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Advisers, executive salaries and expenses of the Directors and officers of a Fund who are employees of the Investment Adviser or its affiliates and office rent of a Fund. The Sub-Advisers pay all of their expenses arising from the performance of their obligations under the Sub-Advisory Agreements.


Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Funds are borne by the Funds, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Fund's net asset value; taxes, if any, and the preparation of each Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Funds under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the Funds who are not employees of the Investment Adviser or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.




The Sub-Advisory Agreements may be terminated without payment of any penalties by the Investment Adviser, the Directors, on behalf of a Fund, or the shareholders of a Fund upon 60 days' prior written notice. Otherwise, the Sub-Advisory Agreements will remain in effect through December 31, 2002 and will, thereafter, continue in effect from year to year, subject to the annual approval of the appropriate Board of Directors, on behalf of a Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors, on behalf of a Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party.

Pursuant to the Sub-Advisory Agreements between the Investment Adviser and Aeltus, Aeltus acts as Sub-Adviser to all the Funds except the Technology Fund. In this capacity, Aeltus, subject to the supervision and control of the Investment Adviser and the Board of Directors, on behalf of the Fund, manages the Funds' portfolio investments consistently with the Funds' investment objectives, and executes any of the Funds' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements accrue daily and are paid monthly by the Investment Adviser. Aeltus's address is 10 State House Square, Hartford, Connecticut 06103-3602. Aeltus is a wholly owned subsidiary of ING Group.


Pursuant to a Sub-Advisory Agreement between the Investment Adviser and AIC, AIC serves as Sub-Adviser to the Technology Fund. Effective April 30, 2002, the owners of Elijah Asset Management LLC sold a 75% interest in the company to a wholly owned U.S. subsidiary of AIC Limited. As a result of the transaction, the name of AIC was changed from Elijah Asset Management LLC. In this capacity, AIC, subject to the supervision and control of the Investment Adviser and the Board of Directors, on behalf of the Fund, manages the Fund's portfolio of investments consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. AIC's address is 100 Pine Street, Suite 420, San Francisco, California 94111. AIC is controlled by and is an indirect subsidiary of AIC Limited. AIC Limited is a privately held mutual fund manager with over $15 billion (Canadian) in assets under management, headquartered in Burlington, Ontario, Canada.

For the following Funds, as compensation to each Sub-Adviser for its services, the Investment Adviser pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets managed during the month:


             FUND                  SUB-ADVISORY FEE *                 ASSETS
             ----                  ------------------                 ------
International Growth                     0.383%               On first $250 million
                                         0.360%               On next $250 million
                                         0.349%               On next $250 million
                                         0.338%               On next $1.25 billion
                                         0.315%                  Over $2 billion

Growth                                   0.315%               On first $250 million
                                         0.293%               On next $250 million
                                         0.281%               On next $250 million
                                         0.270%               On next $1.25 billion
                                         0.248%                  Over $2 billion

Small Company                            0.383%               On first $250 million
                                         0.360%               On next $250 million
                                         0.349%               On next $250 million
                                         0.338%               On next $1.25 billion
                                         0.326%                  Over $2 billion

Technology                               0.500%

Index Plus LargeCap                      0.203%               On first $500 million
                                         0.191%               On next $250 million
                                         0.180%               On next $1.25 billion
                                         0.169%                  Over $2 billion

Index Plus MidCap                        0.203%               On first $500 million
                                         0.191%               On next $250 million
                                         0.180%               On next $1.25 billion
                                         0.169%                  Over $2 billion

Index Plus SmallCap                      0.203%               On first $500 million
                                         0.191%               On next $250 million
                                         0.180%               On next $1.25 billion
                                         0.169%                  Over $2 billion

Value Opportunity                        0.315%               On first $250 million
                                         0.293%               On next $250 million
                                         0.281%               On next $250 million
                                         0.270%               On next $1.25 billion
                                         0.248%                  Over $2 billion

Balanced                                 0.360%               On first $500 million
                                         0.338%               On next $500 million
                                         0.315%               On next $1 billion
                                         0.293%                  Over $2 billion

Growth and Income                        0.315%               On first $250 million
                                         0.293%               On next $250 million
                                         0.281%               On next $250 million
                                         0.270%               On next $1.25 billion
                                         0.248%                  Over $2 billion

             FUND                  SUB-ADVISORY FEE *                 ASSETS
             ----                  ------------------                 ------
Bond                                     0.225%               On first $250 million
                                         0.214%               On next $250 million
                                         0.203%               On next $250 million
                                         0.191%               On next $1.25 billion
                                         0.180%                  Over $2 billion

ING Government                           0.225%               On first $250 million
                                         0.214%               On next $250 million
                                         0.203%               On next $250 million
                                         0.191%               On next $1.25 billion
                                         0.180%                  Over $2 billion

Money Market                             0.180%               On first $500 million
                                         0.158%               On next $500 million
                                         0.153%               On next $1 billion
                                         0.149%               On next $1 billion
                                         0.135%                  Over $3 billion

Ascent Fund                              0.360%               On first $500 million
                                         0.349%               On next $500 million
                                         0.338%               On next $500 million
                                         0.326%               On next $500 million
                                         0.315%                  Over $2 billion

Crossroads Fund                          0.360%               On first $500 million
                                         0.349%               On next $500 million
                                         0.338%               On next $500 million
                                         0.326%               On next $500 million
                                         0.315%                  Over $2 billion

Legacy Fund                              0.360%               On first $500 million
                                         0.349%               On next $500 million
                                         0.338%               On next $500 million
                                         0.326%               On next $500 million
                                         0.315%                  Over $2 billion



* As a percentage of average daily net assets.



For the period March 1, 2002 through March 31, 2002, ING paid Aeltus, in its capacity of Sub-Adviser, sub-advisory fees of $17,602 (Bond Fund), $8,279 (Government Fund) and $65,211 (Money Market Fund).



For year ended October 31, 2001 and for the period March 1, 2000 to October 31, 2000 Aeltus paid AIC (formerly EAM) subadvisory fees of $57,445 and $41,718, respectively.



Bradley, Foster & Sargent, Inc. ("Bradley") served as sub-adviser of Value Opportunity from October 1, 1998 through December 31, 1999. For the year ended October 31, 1999, Aeltus paid Bradley subadvisory fees of $9,190. The subadvisory agreement was terminated as of December 31, 1999.



                        ADMINISTRATIVE SERVICES AGREEMENT


ING Funds Services, LLC ("ING Funds Services" or the "Administrator") serves as administrator for all the Funds pursuant to Administrative Services Agreements. Subject to the supervision of the Board of Directors, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Funds' business, except for those services performed by the Investment Adviser under the Investment Management Agreements, the custodian for the Funds under the Custodian Agreements, the transfer agent for the Funds under the Transfer Agency Agreements, and such other service providers as may be retained by the Funds from time to time. The Administrator acts as a liaison among these service providers to the Funds. The

Administrator is also responsible for ensuring that the Funds operate in compliance with applicable legal requirements and for monitoring the Investment Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Funds. The Administrator is an affiliate of the Investment Adviser. Prior to April 1, 2002, for the Fixed Income Funds, and May 1, 2002, for the Equity Funds, Aeltus provided administrative services to the Funds pursuant to administrative agreements.

The services provided by Aeltus included: (1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the SEC and state securities commissions; (3) preparing financial information for proxy statements; (4) preparing semiannual and annual reports to shareholders; (5) calculating NAV; (6) the preparation of certain shareholder communications; (7) supervision of the custodians and transfer agent; and (8) reporting to the Board.

For its services, the Administrator is entitled to receive from each Fund a fee at an annual rate of 0.08% of its average daily net assets.

For the period November 1, 2001 through March 31, 2002 and the fiscal years ended October 31, 2001, 2000 and 1999, administrative services fees paid to Aeltus (in its capacity as the former administrator to the Funds ) were as follows:

November 1, 2001 through March 31, 2002


              COMPANY NAME              TOTAL ADMINISTRATIVE         ADMINISTRATOR WAIVER     NET ADMINISTRATIVE SERVICES FEES PAID
                                             SERVICES FEE
Bond                                             $36,911                  $       0                           $36,911
ING Government                                    18,476                          0                            18,476
Money Market                                     182,053                          0                           182,053


Year Ended October 31, 2001

              COMPANY NAME              TOTAL ADMINISTRATIVE         ADMINISTRATOR WAIVER     NET ADMINISTRATIVE SERVICES FEES PAID
                                             SERVICES FEE
Growth                                          $291,274                  $       0                          $291,274
International Growth                              70,533                          0                            70,533
Small Company                                    259,607                          0                           259,607
Value Opportunity                                 12,219                          0                            12,219
Technology                                        11,455                          0                            11,455
Balanced                                         119,725                          0                           119,725
Growth and Income                                453,857                          0                           453,857
Bond                                              71,642                          0                            71,642
ING Government                                    33,902                          0                            33,902
Money Market                                     461,334                          0                           461,334
Index Plus LargeCap                              414,320                          0                           414,320
Index Plus MidCap                                 19,422                     10,977                             8,445
Index Plus SmallCap                                9,783                      9,783                                 0
Ascent                                            65,569                          0                            65,569
Crossroads                                        80,369                          0                            80,369
Legacy                                            45,173                          0                            45,173

Year Ended October 31, 2000

              COMPANY NAME              TOTAL ADMINISTRATIVE         ADMINISTRATOR WAIVER     NET ADMINISTRATIVE SERVICES FEES PAID
                                             SERVICES FEE
Growth                                         $  355,247                  $      0                        $  355,247
International Growth                              133,706                         0                           133,706
Small Company                                     198,427                         0                           198,427
Value Opportunity                                   8,928                         0                             8,928
Technology*                                         8,390                         0                             8,390
Balanced                                          131,766                         0                           131,766

Growth and Income                                 614,699                         0                           614,699
Bond                                               48,205                         0                            48,205
ING Government                                     20,227                         0                            20,227
Money Market                                      451,856                         0                           451,856
Index Plus LargeCap                               386,966                         0                           386,966
Index Plus MidCap                                  12,097                     5,902                             6,195
Index Plus SmallCap                                 8,981                     8,981                                 0
Ascent                                             69,035                         0                            69,035
Crossroads                                         79,750                         0                            79,750
Legacy                                             41,604                         0                            41,604

Year Ended October 31, 1999

              COMPANY NAME              TOTAL ADMINISTRATIVE         ADMINISTRATOR WAIVER     NET ADMINISTRATIVE SERVICES FEES PAID
                                             SERVICES FEE
Growth                                          $  212,043                 $      0                        $  212,043
International Growth                                59,676                        0                            59,676
Small Company                                       57,488                        0                            57,488
Value Opportunity                                    6,278                    6,278                                 0
Balanced                                           128,903                        0                           128,903
Growth and Income                                  660,028                        0                           660,028
Bond                                                45,244                        0                            45,244
ING Government                                      13,951                   13,951                                 0
Money Market                                       461,026                        0                           461,026
Index Plus LargeCap                                148,363                        0                           148,363
Index Plus MidCap                                    9,381                    9,381                                 0
Index Plus SmallCap                                  7,902                    7,902                                 0
Ascent                                              51,213                        0                            51,213
Crossroads                                          48,410                        0                            48,410
Legacy                                              30,297                        0                            30,297

*  Technology commenced operations on March 1, 2000.


                                    CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02181, serves as custodian for the assets of all Funds except International Growth. Brown Brothers Harriman & Company, 40 Water Street, Boston, Massachusetts, 02109, serves as custodian for the assets of International Growth. Neither custodian participates in determining the investment policies of a Fund nor in deciding which securities are purchased or sold by a Fund. A Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

For portfolio securities which are purchased and held outside the U.S., State Street Bank and Trust Company and Brown Brothers Harriman & Company have entered into sub-custodian arrangements (which are designed to comply with Rule 17f-5 under the 1940 Act) with certain foreign banks and clearing agencies.


                                 TRANSFER AGENT

DST Systems, Inc, 330 West 9th Street, Kansas City, Missouri serves as the transfer agent dividend-paying agent to the Funds.


                                  LEGAL COUNSEL



Legal matters for each Company are passed upon by Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006.

                              INDEPENDENT AUDITORS


KPMG LLP, 99 High Street, Boston, Massachusetts 02110 serves as independent auditors to the Domestic Equity Funds. KPMG LLP provides audit and tax services. PriceWaterhouseCoopers ("PWC"), 1670 Broadway, Suite 1000, Denver, Colorado 80202-4870, serves as auditor to International Growth, Bond, ING Government and Money Market. PWC provides audit and tax services.


                              PRINCIPAL UNDERWRITER

Shares of the Funds are distributed by ING Funds Distributor, Inc. ("ING Funds Distributor" or the "Distributor") pursuant to an Underwriting Agreement between the Fund and the Distributor. The Underwriting Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Funds. The Funds and the Distributor have agreed to indemnify each other against certain liabilities. The Underwriting Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Directors who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Directors or a majority of the outstanding voting securities of the Funds. See the Prospectus for information on how to purchase and sell shares of the Funds, and the charges and expenses associated with an investment. The sales charge retained by the Distributor is not an expense of the Funds and have no effect on the net asset value of the Funds. ING Funds Distributor, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, is a Delaware corporation and is an indirect wholly owned subsidiary of ING Group and an affiliate of ING. Prior to January 1, 2002, Aeltus Capital, Inc. ("ACI"), 10 State House Square, Hartford, Connecticut 06103-3602, was the distributor for the Funds.

For the period January 1, 2002 through March 31, 2002, fees were paid to ING Funds Distributor as follows:

January 1, 2002 through March 2002


          COMPANY NAME                    TOTAL UNDERWRITING FEES
          ------------                    -----------------------
          Bond                                   $35,904
          ING Government                           17,722
          Money Market                              4,449


For the period November 1, 2001 through December 31, 2001 and the years ended October 31, 2001, 2000 and 1999, Shareholder Services and Distribution fees were paid to ACI (principal underwriter for the Funds prior to January 1, 2002) as follows:

November 1, 2001 through December 31, 2001


          COMPANY NAME                     TOTAL UNDERWRITING FEES
          ------------                     -----------------------
          Bond                                   $ 23,936
          ING Government                           12,986
          Money Market                              2,128


Year Ended October 31, 2001

          COMPANY NAME                              TOTAL UNDERWRITING FEES
          ------------                              -----------------------
          Growth                                         $   313,853
          International Growth                               239,192
          Small Company                                      229,088
          Value Opportunity                                   32,086
          Technology                                          50,267
          Balanced                                           123,514
          Growth and Income                                  219,170
          Bond                                                97,266
          ING Government                                      52,391
          Money Market                                         9,589

          COMPANY NAME                              TOTAL UNDERWRITING FEES
          ------------                              -----------------------
          Index Plus LargeCap                              1,072,427
          Index Plus MidCap                                   65,737
          Index Plus SmallCap                                 19,699
          Ascent                                              88,390
          Crossroads                                          89,868
          Legacy                                              54,959

Year Ended October 31, 2000

          COMPANY NAME                           TOTAL UNDERWRITING FEES
          ------------                           -----------------------
          Growth                                         $308,778
          International Growth                            239,877
          Small Company                                   157,592
          Value Opportunity                                16,532
          Technology*                                      39,961
          Balanced                                        110,697
          Growth and Income                               243,774
          Bond                                             46,968
          ING Government                                   26,146
          Money Market                                      1,620
          Index Plus LargeCap                             993,925
          Index Plus MidCap                                31,681
          Index Plus SmallCap                              15,048
          Ascent                                           86,818
          Crossroads                                       78,321
          Legacy                                           42,859

Year Ended October 31, 1999

          COMPANY NAME                                TOTAL UNDERWRITING FEES
          ------------                                -----------------------
          Growth                                               $93,265
          International Growth                                  53,471
          Small Company                                         47,171
          Value Opportunity                                      4,741
          Balanced                                              46,064
          Growth and Income                                    123,267
          Bond                                                  22,641
          ING Government                                         8,320
          Money Market                                           1,192
          Index Plus LargeCap                                  267,873
          Index Plus MidCap                                      8,318
          Index Plus SmallCap                                    7,896
          Ascent                                                36,042
          Crossroads                                            20,360
          Legacy                                                16,944


*Technology commenced operations on March 1, 2000.



               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS



Fund shares are distributed by ING Funds Distributor (the "Distributor"). With respect to Class A shares of the Funds (other than Money Market), ING Funds Distributor is paid an annual fee at the rate of 0.25% of the value of average daily net assets attributable to those shares under a Distribution and Shareholder Services Plan adopted by the Company pursuant to Rule 12b-1 under the 1940 Act ("Distribution and Shareholder Services Plan"). With respect to Class B shares of the Funds, ING Funds Distributor is paid an annual fee at the rate of 1.00% of the value of average daily net assets attributable to those shares under a Distribution and Shareholder Services Plan. With respect to Class C shares of the Funds (other than Money Market), ING Funds Distributor is paid an annual fee at the rate of 1.00% (0.75% for the Index Plus Funds) of the value of average daily net assets attributable to those shares under a Distribution and Shareholder Services Plan. The Funds do not have a distribution plan for Class I shares. The fee for a specific class may be used to pay securities dealers (which may include the principal underwriter itself) and other financial institutions and organizations for servicing shareholder accounts. To the extent not used for servicing shareholder accounts, the fee may be paid to cover expenses incurred in promoting the sale of that class of shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons to obtain various distribution and/or administrative services for the Funds; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed distribution fees and contingent deferred sales charges. The fee for Class B shares may also be used to pay the financing cost of accruing certain unreimbursed expenses. ING Funds Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

ING Funds Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under each Distribution and Shareholder Services Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether each Plan should be continued. The terms and provisions of the Plans relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.

The Distribution and Shareholder Services Plans continue from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors. The Distribution and Shareholder Services Plans may not be amended to increase the amount to be spent for the services provided by ING Funds Distributor without shareholder approval. All amendments to the Distribution and Shareholder Services Plans must be approved by the Board in the manner described above. The Distribution and Shareholder Services Plans may be terminated at any time, without penalty, by vote of a majority of the Independent Directors upon not more than thirty (30) days' written notice to any other party to the Distribution and Shareholder Services Plans. All persons who are under common control with the Funds could be deemed to have a financial interest in the Plans. No other interested person of the Funds has a financial interest in the Plans.

In approving the Distribution and Shareholder Services Plans, the Board considered all the features of the distribution system, including 1) the advantages to the shareholders of economies of scale resulting from growth in the Funds' assets and potential continued growth, 2) the services provided to the Funds and its shareholders by ING Funds Distributors, and 3) ING Funds Distributor's shareholder distribution-related expenses and costs.

The Investment Adviser, Sub-Adviser or their affiliates may make payments to securities dealers that enter into agreements providing ING Funds Distributor. with preferential access to registered representatives of the securities dealer. These payments may be in an amount up to 0.07% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) ad the selling broker-dealer


Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the following Funds paid to ING Funds Distributor for the period January 1, 2002 to March 31, 2002 were as follows:



DISTRIBUTION EXPENSES                 CLASS A         CLASS B        CLASS C
---------------------                 -------         -------        -------
Bond
----
Advertising                             $301             $5             $8
Printing                                5,719            90             153

Salaries & Commissions                  44,015           696            1,178
Broker Servicing                        44,137           698            1,181
Miscellaneous                           18,575           294            497
Total                                   112,747          1783           3,017

DISTRIBUTION EXPENSES                 CLASS A         CLASS B        CLASS C
---------------------                 -------         -------        -------
ING Government
--------------
Advertising                             $115              $2             $5
Printing                                2,181             42             92
Salaries & Commissions                  16,780            320            709
Broker Servicing                        21,008            400            888
Miscellaneous                           7,061             135            298
Total                                   47,145            899            1,992

Money Market Fund
-----------------
Advertising                             $993              $9             $54
Printing                                18,860            177            1,029
Salaries & Commissions                  145,140           1364           7,921
Broker Servicing                        45,748            430            2,497
Miscellaneous                           61,042            574            3,331
Total                                   271,783           2,554          14,832



For the two month period of November 2001 to December 2001, approximately $0, $0, $542,330, $1,014,260, and $6,485 of the Company's total distribution expenses were expended in connection with advertising, printing and mailing of prospectuses to other than current shareholders, compensation to underwriters, compensation to broker-dealers and compensation to sales personnel, respectively.



For the year ended October 31, 2001, approximately $236,623, $95,752, $3,295,967, $5,591,963 and $216,255 of the Company's total distribution expenses were expended in connection with advertising, printing and mailing of prospectuses to other than current shareholders, compensation to underwriters, compensation to broker-dealers and compensation to sales personnel, respectively.


Other Payments to Securities Dealers

Typically, the portion of the front-end sales charge on Class A shares shown in the following tables is paid to your securities dealer. Your securities dealer may, however, receive up to the entire amount of the front-end sales charge.


The following table applies to Domestic Equity Index Funds:



      WHEN YOU INVEST THIS AMOUNT:                      AMOUNT OF SALES CHARGE TYPICALLY REALLOWED TO DEALERS AS A PERCENTAGE OF
      ----------------------------                      ------------------------------------------------------------------------
                                                                                     OFFERING PRICE:
                                                                                     ---------------
Under $50,000                                                                              2.50%
$50,000 or more but under $100,000                                                         2.00%
$100,000 or more but under $250,000                                                        1.50%
$250,000 or more but under $500,000                                                        1.00%
$500,000 or more but under $1,000,000                                                      0.50%


The following table applies to Bond and ING Government:


      WHEN YOU INVEST THIS AMOUNT:                      AMOUNT OF SALES CHARGE TYPICALLY REALLOWED TO DEALERS AS A PERCENTAGE OF
      ----------------------------                      ------------------------------------------------------------------------
                                                                                     OFFERING PRICE:
                                                                                     ---------------
Under $50,000                                                                              4.25%
$50,000 or more but under $100,000                                                         4.00%
$100,000 or more but under $250,000                                                        3.00%
$250,000 or more but under $500,000                                                        2.25%
$500,000 or more but under $1,000,000                                                      1.75%



Class A shares of all of the other ING Funds offered in this Prospectus (except Money Market) are sold subject to the following sales charge:

      WHEN YOU INVEST THIS AMOUNT:                      AMOUNT OF SALES CHARGE TYPICALLY REALLOWED TO DEALERS AS A PERCENTAGE OF
      ----------------------------                      ------------------------------------------------------------------------
                                                                                     OFFERING PRICE:
                                                                                     ---------------
Under $50,000                                                                              5.00%
$50,000 or more but under $100,000                                                         3.75%
$100,000 or more but under $250,000                                                        2.75%
$250,000 or more but under $500,000                                                        2.00%
$500,000 or more but under $1,000,000                                                      1.75%


Securities dealers that sell Class A shares (other than shares of the Index Plus Funds) in amounts of $1 million or more may be entitled to receive the following commissions:


                                                            COMMISSION
                                                            ----------
-  on sales of $1 million to $2,499,999                       1.00%
-  on sales of $2.5 million to $4,999,999                     0.50%
-  on sales of $5 million or greater                          0.25%


Securities dealers that sell Class A shares of the Index Plus Funds in amounts of $1 million or more may be entitled to receive the following commissions:


                                                            COMMISSION
                                                            ----------
-  on sales of $1 million to $3 million                       0.50%
-  on sales of $3 million or greater                          0.25%


For sales of Class B shares, your securities dealer is paid an up-front commission equal to four percent (4%) of the amount sold. Beginning in the thirteenth month after the sale is made, ING Funds Distributor uses the 0.25% servicing fee to compensate securities dealers for providing personal services to accounts that hold Class B shares, on a monthly basis.

For sales of Class C shares (other than Money Market), your securities dealer is paid an up-front commission based on the amount sold. The up-front commission is equal to one percent (1%) of the sales price, except that in the case of the Index Plus Funds, the up-front commission is equal to 0.75%. This up-front commission is an advance of the 0.25% servicing fee plus the 0.75% (0.50% in the case of the Index Plus Funds) distribution fee for the first year. Beginning in the thirteenth month after the sale is made, ING Funds Distributor uses the servicing fee and the distribution fee to compensate securities dealers, on a monthly basis.

ING Funds Distributor or its affiliates may make payments in addition to those described above to securities dealers that enter into agreements providing ING Funds Distributor with preferential access to registered representatives of the securities dealer. These payments may be in an amount up to 0.13% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer.

In addition, ING may make payments of up to 0.05% of a Fund's average daily net assets to national broker-dealers who, as a result of an acquisition of a member of the Company's selling group, agree to allow Fund shares to be made available to their clients in a proprietary wrap account program, provided such accounts are networked accounts.

ING Funds Distributor or its affiliates may, from time to time, also make payments to clearing firms that offer networking services, which make the Funds available to their customers. Such payments to clearing firms will not exceed 0.10% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer.

ING Funds Distributor has agreed to reimburse Financial Network Investment Corporation, an affiliate of ING Funds Distributor, for trading costs incurred in connection with trades through the Pershing brokerage clearing system.

Aeltus makes payments to AISI of 0.10% of total Money Market Class A assets held in customer accounts that designate AISI as the selling broker-dealer.

ING Funds Distributor may make, or cause to be made, payments to affiliated and unaffiliated securities dealers that engage in wholesaling efforts on behalf of the Company and the Funds. These payments will not exceed 0.33% of the value of Fund shares sold as a result of such wholesaling efforts. ING Funds Distributor may also pay such firms a quarterly fee based on a percentage of assets retained as of the end of a calendar quarter, not to exceed 0.125% of the value of such assets.

The value of a shareholder's investment will be unaffected by these payments.


      For the period November 1, 2001 to March 31, 2002, the Distributor received the following amounts in sales charges in connection with the sale of shares (1):



                             CLASS A SALES CHARGES    CLASS A SALES CHARGES
                                 BEFORE DEALER             AFTER DEALER          CLASS B DEFERRED     CLASS C DEFERRED SALES
FUND                              RE-ALLOWANCE             RE-ALLOWANCE            SALES CHARGES              CHARGES
----------------------------------------------------------------------------------------------------------------------------
Bond Fund                            $7,144                    752                      0                       0
Government Fund                      46,303                   4,874                     0                     2,268
Money Market Fund                     N/A                      N/A                      0                       0



For the year ended October 31, 2001, ACI received net commissions from the sales of Class A shares and contingent deferred sales charges from redemptions of Class C shares as follows.



                 FUND
                 ----
                 International Growth Fund                 $45,591
                 Growth Fund                                 5,647
                 Small Company Fund                         11,578
                 Technology Fund                             4,132
                 Index Plus LargeCap Fund                   40,361
                 Index Plus MidCap Fund                     15,043
                 Index Plus SmallCap Fund                    2,762
                 Value Opportunity Fund                      1,794
                 Balanced Fund                               3,781
                 Growth and Income Fund                      4,676
                 Ascent Fund                                   981
                 Crossroads Fund                               192
                 Legacy Fund                                   151
                 Bond Fund                                   1,413
                 Government Fund                               933
                 Money Market Fund                             N/A



                        PURCHASE AND REDEMPTION OF SHARES


Class I shares of the Company are purchased and redeemed at the applicable net asset value (NAV) next determined after a purchase or redemption order is received, as described in the Prospectus. Class B and Class C shares of the Company are purchased at the applicable NAV next determined after a purchase order is received. Class B and Class C shares are redeemed at the applicable NAV next determined less any applicable contingent deferred sales charge (CDSC) after a redemption request is received, as described in the Prospectus. Class A shares of the Company are purchased at the applicable NAV next determined after a purchase order is received less any applicable front-end sales charge and redeemed at the applicable NAV next determined adjusted for any applicable CDSC after a redemption request is received, as described in the Prospectus.

Except as provided below, payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent. The right to redeem shares may be suspended or payment therefore postponed for any period during which (a) trading on the NYSE is restricted as determined by the Commission or the NYSE is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which (i) disposal by a Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine fairly the value of its net assets; or (c) the Commission by order so permits for the protection of shareholders of a Fund.

Any written request to redeem shares in amounts in excess of $100,000 must bear the signatures of all the registered holders of those shares. The signatures must be guaranteed by a national or state bank, trust company or a member of a national securities exchange. Information about any additional requirements for shares held in the name of a corporation, partnership, trustee, guardian or in any other representative capacity can be obtained from the transfer agent.

A Fund has the right to satisfy redemption requests by delivering securities from its investment portfolio rather than cash when it decides that distributing cash would not be in the best interests of shareholders. However, a Fund is obligated to redeem its shares solely in cash up to an amount equal to the lesser of $250,000 or 1% of its net assets for any one shareholder of a Fund in any 90-day period. To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the Commission. In the event such redemption is requested by institutional investors, the Fund will weigh the effects on nonredeeming shareholders in applying this policy. Securities distributed to shareholders may be difficult to sell and may result in additional costs to the shareholders.

Purchases and exchanges should be made for investment purposes only. The Funds reserve the right to reject any specific purchase or exchange request. In the event a Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed until the Fund receives further redemption instructions.

The Funds are not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Funds define a "market timer" as an individual, or entity acting on behalf of one or more individuals, if (i) the individual or entity makes three or more exchange requests out of any Fund per calendar year and (ii) any one of such exchange requests represents shares equal in value to 1/2 of 1% or more of the Fund's net assets at the time of the request. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

Front-end Sales Charge Waivers
Front-end sales charges will not apply if you are buying Class A shares with proceeds from the following sources:
      1.    Redemptions from any ING-advised Fund if you:
            -     Originally paid a front-end sales charge on the shares and

            -     Reinvest the money within 90 days of the redemption date.


      2.    Redemptions from other mutual funds if you:
            -     Originally paid a front-end sales charge on the shares and
            -     Reinvest the money within 30 days of the redemption date.

The Fund's front-end sales charges will also not apply to Class A purchases by:

      1. Employees of ING Groep N.V. and its affiliates (including retired employees and members of employees' and retired employees' immediate families and board members and their immediate families), NASD registered representatives of ING Funds Distributor, Inc. or any affiliated broker-dealer (including members of their immediate families) purchasing shares for their own accounts, and members of the Board (including their immediate families).

      2. Investors who purchase Fund shares with redemption proceeds received in connection with a distribution from a retirement plan investing either (1) directly in any Fund or through an unregistered separate account sponsored by ALIAC or any successor thereto or affiliate thereof or (2) in a registered separate account sponsored by ALIAC or any successor thereto or affiliate thereof, but only if no deferred sales charge is paid in connection with such distribution and the investor receives the distribution in connection with a separation from service, retirement, death or disability.

      3. Certain trust companies and bank trust departments investing on behalf of their clients.

      4. Certain retirement plans that are sponsored by an employer and have plan assets of $500,000 or more.

      5. Broker-dealers, registered investment advisers and financial planners that have entered into a selling agreement with ING Funds Distributor, Inc. (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares) on behalf of clients participating in advisory fee programs.

      6. Current employees of broker-dealers and financial institutions that have entered into a selling agreement with ING Funds Distributor, Inc. (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares) and their immediate family members, as allowed by the internal policies of their employer.

      7.    Registered investment companies.

      8.    Insurance companies (including separate accounts).

      9. Shareholders of the Adviser Class at the time such shares were redesignated as Class A shares.

      10.   Certain executive deferred compensation plans.

Contingent Deferred Sales Charge
Certain Class A shares, all Class B shares and all Class C shares (except for Money Market) are subject to a CDSC, as described in the Prospectus. For shareholders opening accounts on or after March 1, 2002, there is no CDSC imposed on:

      - redemptions of shares purchased through reinvestment of dividends or capital gains distributions;
      - shares purchased more than one year (in the case of Class A and Class C shares), or six years (in the case of Class B shares) prior to the redemption; and
      -     redemptions of Money Market Class A and Class C shares unless:
            - those shares were purchased through an exchange from another Fund within one year (in the case of Class A and Class C shares) prior to the redemption; and
            - the original purchase of the shares exchanged was subject to a CDSC.


CDSC Waivers The CDSC will be waived for:

      -     exchanges to other Funds of the same class;
      - redemptions following the death or disability of the shareholder or beneficial owner;
      - redemptions related to distributions from retirement plans or accounts under Internal Revenue Code Section 403(b) after you attain age 70-1/2;
      - tax-free returns of excess contributions from employee benefit plans;
      - distributions from employee benefit plans, including those due to plan termination or plan transfer; and

      - redemptions made in connection with the Automatic Cash Withdrawal Plan (see Shareholder Services and Other Features), provided that such redemptions:
      - are limited annually to no more than 12% of the original account value;
      -     are made in equal monthly amounts, not to exceed 1% per month; and
      - the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $10,000.


Letter of Intent
You may qualify for a reduced sales charge when you buy Class A shares (other than Money Market), as described in the Prospectus. At any time, you may file with the Company a signed shareholder application with the Letter of Intent section completed. After the Letter of Intent is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent. Sales charge reductions are based on purchases in more than one Fund and will be effective only after notification to ACI that the investment qualifies for a discount. Your holdings in certain Funds (other than Money Market shares) acquired within 90 days of the day the Letter of Intent is filed will be counted towards completion of the Letter of Intent and will be entitled to a retroactive downward adjustment in the sales charge. Such adjustment will be made by the purchase of additional shares in an equivalent amount.

Five percent (5%) of the amount of the total intended purchase will be held by the transfer agent in escrow until you fulfill the Letter of Intent. If, at the end of the 13-month period, you have not met the terms of the Letter of Intent an amount of shares equal to the difference owed will be deducted from your account. In the event of a total redemption of the account before fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.

If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased during the period. The upward adjustment will be paid with shares redeemed from your account.

Right of Accumulation/Cumulative Quantity Discount

A purchaser of Class A shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other Class A shares (excluding Money Market) of the Funds already owned. To determine if you may pay a reduced front-end sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your other Class A shares (excluding Money Market), as well as those Class A shares (excluding Money Market) of your spouse and children under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts invested in Class A shares (excluding Money Market) of the Funds. Companies with one or more retirement plans may add together the total plan assets invested in Class A shares (excluding Money Market) of the Funds to determine the front-end sales charge that applies.

To qualify for the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide the Company with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to the Company when making direct cash investments.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

Subject to the supervision of the Board, Aeltus (or AIC, in the case of Technology) has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is Aeltus' and AIC's policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. Aeltus (or AIC, in the case of Technology) may also consider the sale of shares of the Funds and of other investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute the Funds' portfolio transactions or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to Aeltus' and AIC duty to obtain best execution.

Aeltus (or AIC, in the case of Technology) receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Funds. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Funds and other investment companies, services related to the execution of trades on behalf of a Fund, the providing of equipment used to communicate research information and specialized consultations with Company personnel with respect to computerized systems and data furnished to the Funds as a component of other research services. Aeltus and AIC consider the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. It is the policy of Aeltus and AIC, in selecting a broker to effect a particular transaction, to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided.

Research services furnished by brokers through whom the Funds effect securities transactions may be used by Aeltus in servicing all of its accounts; not all such services will be used by Aeltus or AIC to benefit the Funds.


Consistent with federal law, Aeltus or AIC may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The judgment of Aeltus and AIC, as to whether and how it will obtain the specific brokerage and research services, will be based upon an analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect Aeltus' or AIC's opinion as to which services and which means of payment are in the long-term best interests of the Funds.


Aeltus may buy or sell the same security at or about the same time for a Fund and another advisory client of Aeltus, including clients in which affiliates of Aeltus have an interest. AIC may also buy or sell the same security at or about the same time for a Fund and another advisory client of AIC, including clients in which affiliates of AIC have an interest. Either Aeltus or AIC, as the case may be, normally will aggregate the respective purchases or sales (including initial public offerings or IPOs), and then allocate as nearly as practicable on a pro rata basis in proportion to the amount to be purchased or sold. In the event that allocation is done other than on a pro rata basis, the main factors to be considered in determining the amounts to be allocated are the respective investment objectives of a Fund and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.


Brokerage commissions were paid as follows:



For the Period November 1, 2001 to March 31, 2002:



       FUND NAME                                      COMMISSION
       ---------                                      ----------
Bond                                                      $0
ING Government                                             0
Money Market                                               0



For the following fiscal years:

                                   FOR YEAR ENDED                 FOR YEAR ENDED                 FOR YEAR ENDED
    FUND NAME                      OCTOBER 31, 2001              OCTOBER 31, 2000               OCTOBER 31, 1999
    ---------                      ----------------              ----------------               ----------------
Growth                               $   796,089                   $   805,950                      $   462,377
International Growth                   1,040,275                     1,133,982                          497,419
Small Company                          1,317,769                     1,125,703                          342,043
Value Opportunity                         46,103                        24,041                           16,153
Technology*                               31,542                        24,168                              N/A
Balanced                                 179,504                       155,698                          106,837
Growth and Income                      1,727,256                     2,620,251                        1,575,747
Bond                                       3,132                         3,575                              275
ING Government                               284                           295                            3,615
Money Market                                   0                             0                                0
Index Plus LargeCap                      938,360                       760,175                          278,464
Index Plus MidCap                         40,785                        16,000                           11,440
Index Plus SmallCap                       17,767                        12,082                            7,225
Ascent                                   326,348                       276,951                          145,421
Crossroads                               324,143                       261,920                          106,481
Legacy                                   132,676                        87,840                           47,787


      *Technology commenced operations on March 1, 2000.


      For the period November 1, 2001 to March 31, 2002, commissions in the amounts listed below were paid with respect to portfolio transactions directed to certain brokers because of research services:



             FUND NAME                                        COMMISSION PAID ON TOTAL TRANSACTIONS
             ----------                                       -------------------------------------
Bond                                                                             $0
ING Government                                                                    0
Money Market                                                                      0



For the fiscal year ended October 31, 2001:



                         COMPANY NAME                                       COMMISSIONS PAID ON TOTAL TRANSACTIONS
                         -------------                                      --------------------------------------
                     Growth                                                              $   49,100
                     International Growth                                                    44,518
                     Small Company                                                            7,458
                     Value Opportunity                                                        6,963
                     Technology                                                               7,199
                     Balanced                                                                27,443
                     Growth and Income                                                      178,232
                     Bond                                                                         0
                     ING Government                                                               0
                     Money Market                                                                 0
                     Index Plus LargeCap                                                    264,657
                     Index Plus MidCap                                                          510
                     Index Plus SmallCap                                                          0
                     Ascent                                                                  43,337
                     Crossroads                                                              32,422
                     Legacy                                                                  13,514


The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided such trades meet the terms of Rule 17a-7 under the 1940 Act.

                                 CODE OF ETHICS


The Funds, the Investment Adviser, ING Funds Distributor, and AIC have adopted a Code of Ethics governing personal trading activities of all Directors and officers of the Funds and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against a Fund that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Funds' Compliance Officer or her designee and to report all transactions on a regular basis. The Sub-Advisers have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.


                        SHAREHOLDER ACCOUNTS AND SERVICES

Systematic Investment

The Systematic Investment feature, using the EFT capability, allows you to make automatic monthly investments in any Fund. On the application, you may select the amount of money to be moved and the Fund in which it will be invested. In order to elect EFT, you must first have established an account, subject to the minimum amount specified in the Prospectuses. Thereafter, the minimum monthly Systematic Investment is currently $50 per Fund, and we reserve the right to increase that amount. EFT transactions will be effective 15 days following the receipt by the Transfer Agent of your application. The Systematic Investment feature and EFT capability will be terminated upon total redemption of your shares. Payment of redemption proceeds will be held until a Systematic Investment has cleared, which may take up to 12 calendar days.

Shareholder Information

The Fund's transfer agent will maintain your account information. Account statements will be sent at least quarterly. A Form 1099 generally will also be sent each year by January 31. Annual and semiannual reports will also be sent to shareholders. The transfer agent may charge you a fee for special requests such as historical transcripts of your account and copies of canceled checks.

Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a consolidated statement showing your individual and IRA accounts. With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by other shareholders be shown on one consolidated statement. For example, information on your individual account, your IRA, your spouse's individual account and your spouse's IRA may be shown on one consolidated statement.

Automatic Cash Withdrawal Plan

A CDSC may be applied to withdrawals made under this plan. The Automatic Cash Withdrawal Plan permits you to have payments of $100 or more automatically transferred from a Fund to your designated bank account on a monthly basis. To enroll in this plan, you must have a minimum balance of $10,000 in a Fund. Your automatic cash withdrawals will be processed on a regular basis beginning on or about the first day of the month. There may be tax consequences associated with these transactions. Please consult your tax adviser.

Check writing Service

Check writing is available with Class A, Class C and Class I shares of Money Market. If the amount of the check is greater than the value of your shares, the check will be returned unpaid. In addition, checks written against shares purchased by check or Systematic Investment during the preceding 12 calendar days will be returned unpaid due to uncollected funds. You may select the checkwriting service by indicating your election on the application or by calling 1-800-992-0180. All notices with respect to checks must be given to the transfer agent.

Cross Investing

Dividend Investing     You may elect to have dividend and/or capital gains
distributions automatically invested in the same class of one other Fund.

Systematic Exchange    You may establish an automatic exchange of shares from
one Fund to another. The exchange will occur on or about the 15th day of each month and must be for a minimum of $50 per month. Because this transaction is treated as an exchange, the policies related to the exchange privilege apply. There may be tax consequences associated with these exchanges. Please consult your tax adviser.

Cross investing may only be made in a Fund that has been previously established with the minimum investment. To request information or to initiate a transaction under either or both of these features, please call 1-800-992-0180.

Signature Guarantee

A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. The Company requires a medallion signature guarantee for redemption requests in amounts in excess of $100,000. In addition, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a medallion signature guarantee with your written redemption instructions regardless of the amount of redemption.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that signature guarantees are not provided by notaries public. The Company reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.

                                 NET ASSET VALUE

The NAV per share of each class is computed by dividing each class' pro-rata share of a Fund's net assets less any liabilities specifically attributable to that class by the total number of shares outstanding for that class. The Fund's net assets include, among other things, the market value of any securities held by the Fund, any dividends or interest accrued but not collected, other assets adjusted by certain liabilities incurred for the benefit of the Fund, such as payables for securities purchased and certain accrued expenses.

Securities of the Funds are generally valued by independent pricing services which have been approved by the Board. The values for equity securities traded on registered securities exchanges (except as otherwise noted below) are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price. Readily marketable securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market are valued at the mean of the current bid and asked prices as reported by independent pricing sources. Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Securities for which prices are not obtained from a pricing service are valued based upon the assessment of market-makers in those securities. Debt securities maturing in sixty days or less at the date of valuation, and all securities in Money Market, will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE). The values of foreign securities used in computing the NAV of the shares of a Fund are determined as of the earlier of such market close or the closing time of the NYSE. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the NYSE, or when the foreign market on which such securities trade is closed but the NYSE is open, which will not be reflected in the computation of NAV. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.


                               TAX CONSIDERATIONS



The following discussion summarizes certain U.S. federal tax considerations generally affecting the Funds and their shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.



Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify and to be taxed as a regulated investment company, each Fund must, among other things: (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund's business of investing in stocks, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year. The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.



The status of the Funds as regulated investment companies does not involve government supervision of management or of their investment practices or policies. As a regulated investment company, a Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund currently intends to make distributions in accordance with the calendar year distribution requirement.



If, in any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund's distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends ( which may be eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.



            Distributions



Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.



Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.



Distributions by a Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a shareholder's cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.



            Original Issue Discount



Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.



Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.



            Foreign Currency Transactions



Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income.



            Passive Foreign Investment Companies



A Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which a Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.



A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that involves marking to market the Funds' PFIC stock at the end of each taxable year with the result that unrealized gains are treated as though they were realized and are reported as ordinary income; any mark-to-market losses, as well as loss from an actual disposition of PFIC stock, are reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.



            Foreign Withholding Taxes



Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.



Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.



            Options and Hedging Transactions



The taxation of equity options (including options on narrow-based stock indices) and over-the-counter options on debt securities is governed by Code Section 1234. Pursuant to Code Section 1234, with respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.



Certain options and financial contracts in which the Funds may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.



Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.



A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.



Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.



Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.



Requirements relating to each Fund's tax status as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options and foreign currency forward contracts.

            Short Sales Against the Box



If a Fund sells short "against the box," unless certain constructive sale rules (discussed above) apply, it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. The constructive sale rule, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully under "Options and Hedging Transactions" above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.



            Other Investment Companies



It is possible that by investing in other investment companies, a Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to each Fund may limit the extent to which each Fund will be able to invest in other investment companies.



            Sale or Other Disposition of Shares



Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.



In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.



            Backup Withholding



Each Fund generally will be required to withhold federal income tax at a rate equal to the fourth lowest tax rate applicable to unmarried individuals (30% for 2002 and 2003) ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish a Fund with the shareholder's correct taxpayer identification number or social security number and to make such certifications as a Fund may require, (2) the IRS notifies the shareholder or a Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

            Foreign Shareholders



Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short term capital gains) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.



The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.



            Other Taxes



Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. This discussion does not purport to deal with all of the tax consequences applicable to shareholders. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in a Fund.


                         CALCULATION OF PERFORMANCE DATA

Average Annual Total Return

Each Fund may, from time to time, include "total return" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                        n
                                P(1 + T)  = ERV

Where:       P       =  a hypothetical initial payment of $1,000,
             T       =  the average annual total return,
             n       =  the number of years, and
             ERV     =  the ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the period.

All total return figures assume that all dividends are reinvested when paid.

From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

Average Annual Total Return (After Taxes On Distributions) Quotation

Each Fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                              P(1 + T)(n) = ATV[D]

Where:     P       =   a hypothetical initial payment of $1,000,
           T       =   the average annual total return (after taxes on
                       distributions),
           n       =   the number of years, and
           ATV[D]  =   ending value of a hypothetical $1,000 payment made at the
                       beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability. From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation

Each Fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                              P(1 + T)(n) = ATV[DR]

Where:     P         =  a hypothetical initial payment of $1,000,
           T         =  the average annual total return (after taxes on
                        distributions),
           n         =  the number of years, and
           ATV[DR]   =  ending value of a hypothetical $1,000 payment made at
                        the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

Money Market Yield

Current yield for the Money Market Funds will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular seven-day period, less a pro rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Funds assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)(365/7)] - 1


The yield and effective yield for Money Market for the seven days ended March 31, 2002 were as follows:



                                               CLASS A, C AND I             CLASS B
                                               ----------------             -------
             Yield                                    1.32%                  0.32%
             Effective Yield                          1.32%                  0.32%


30-Day Yield for Certain Non-Money Market Funds

Quotations of yield for the other Funds will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                                      6
                    Yield= 2 [(a-b divided by cb + 1)   - 1]

Where: a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements),
            c  =  the average daily number of shares outstanding during the period that were entitled to receive dividends, and
            d  =  the maximum offering price per share on the last day of the period.

Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of 30 days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. For purposes of "b" above, Rule 12b-1 Plan expenses are included among the expenses accrued for the period. Any amounts representing sales charges will not be included among these expenses; however, the Fund will disclose the maximum sales charge as well as any amount or specific rate of any nonrecurring account charges. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

For purposes of this calculation, it is assumed that each month contains 30 days.

Undeclared earned income will be subtracted from the NAV per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

   For the 30-day period ended March 31, 2002:


                                                            YIELD (AT POP)
                                                            --------------
          NAME OF FUND                 CLASS A        CLASS B           CLASS C         CLASS I
          ------------                 -------        -------           -------         -------
Bond Fund                               3.67%          3.10%             3.10%           4.11%
ING Government Fund                     3.31%          2.73%             2.73%           3.73%


The Company may also from time to time include quotations of yield for Class A that are not calculated according to the formula set forth above. Specifically, the Company may include yield for Class A at the NAV per share on the last day of the period, and not the maximum POP per share on the last day of the period. In which case, variable "d" in the formula will be:

              d = the NAV per share on the last day of the period.

   For the 30-day period ended March 31, 2002:


            NAME OF FUND                                 YIELD (AT NAV) CLASS A
            ------------                                 ----------------------
      Bond Fund                                                  3.85%
      ING Government Fund                                        3.48%


Dividend Yield

Bond Fund and ING Government Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on shares of a class from net investment income. To calculate dividend yield, the most recent dividend of a class declared is multiplied by 12 (to annualize the yield) and divided by the current NAV. The formula is shown below:

            Dividend Yield = (Dividends paid x 12) / Net Asset Value

The Class A dividend yield may also be quoted with the public offering price
(POP) for Class A shares. The POP includes the maximum front-end sales charge. The dividend yield for Class B shares and Class C shares is calculated without considering the effect of contingent deferred sales charges.


The dividend yields for the 30-day dividend period ended March 31, 2002 were as follows:



         FUND                      CLASS A (NAV)        CLASS A (POP)      CLASS B      CLASS C        CLASS I
         ----                      -------------        -------------      -------      -------        -------
Bond Fund                              3.31%                3.15%           2.61%        2.49%          3.61%
ING Government Fund                    2.46%                2.35%           1.72%        1.66%          2.66%


A Fund may also from time to time advertise its yield based on a 30-day or 90-day period ended on a date other than the most recent balance sheet included in the Fund's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based. Any quotation of performance stated in terms of yield (whether based on a 30-day or 90-day period) will be given no greater prominence than the information prescribed under SEC rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for a Fund is the annualization of the Fund's distribution per share divided by the maximum offering price per share of a Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income and will assume the payment of the maximum sales load, including any applicable contingent deferred sales charge.

ADDITIONAL PERFORMANCE QUOTATIONS

Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Because these additional quotations will not reflect the maximum sales charge payable, these performance quotations will be higher than the performance quotations that reflect the maximum sales charge.

Total returns and yields are based on past results and are not necessarily a prediction of future performance.

                             PERFORMANCE COMPARISONS

In reports or other communications to shareholders or in advertising material, a Fund may compare the performance of its Class A, Class B, Class C, and Class I Shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. If a Fund compares its performance to other funds or to relevant indexes, the Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results.

In February 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to the Class A inception date, Class A performance is calculated by using the performance of Class I (formerly Select Class) shares and deducting the Class A front-end sales load and internal fees and expenses of the Adviser Class. In March 1999, the Funds introduced Class B shares. For periods prior to the Class B inception date, Class B performance is calculated using the performance of Class I (formerly Select Class) shares, and deducting the internal fees and expenses applicable to the Class B shares. CDSC of 5.00% applies for all Class B shares redeemed in the first year, declining to 1.00% on Class B shares redeemed in the sixth year. No CDSC is charged thereafter. The Class B returns without CDSC are net of fund expenses only, and do not deduct a CDSC. In June 1998, the Funds introduced Class C shares. For periods prior to the Class C inception date, Class C performance is calculated using the performance of Class I (formerly Select Class) shares, and deducting the internal fees and expenses applicable to the Class C shares. CDSC applies for all Class C shares (except Money Market) redeemed prior to the end of the first eighteen months of ownership. The 1-year Class C returns without CDSC are net of fund expenses only, and do not deduct a CDSC. Neither a front-end sales load nor a CDSC applies to Class A or Class C shares of Money Market.


The average annual total returns, including sales charges, for each class of shares of each Fund for the one-, five-, and ten-year periods ended December 31, 2001 for Equity and International Funds, and March 31, 2002, for Fixed Income, if applicable, and for classes that have not been in operation for ten years, the average annual total return from for the period from commencement of operations to the latest fiscal year end, is as follows:


Total Return Quotations as of March 31, 2002:

CLASS I



          FUND NAME                  1 YEAR            5 YEARS            10 YEARS        SINCE INCEPTION      INCEPTION DATE*
          ---------                  ------            -------            --------        ---------------      ---------------
Money Market                          2.83%             4.94%              4.79%               4.73%             01/03/1992
ING Government Fund                   3.86%             6.81%                N/A               5.95%             01/04/1994
Bond Fund                             4.33%             6.53%              6.76%               6.45%             01/03/1992


CLASS A  (assuming payment of the front-end sales load)


                 FUND NAME                        1 YEAR            5 YEARS        SINCE INCEPTION           INCEPTION DATE*
                 ---------                        ------            -------        ---------------           ---------------
ING GOVERNMENT FUND
Class A                                          -1.34%               5.42%             5.36%                    04/15/1994
Class A (after taxes on distributions)           -3.20%               3.38%             3.21%
Class A (after taxes on distributions and        -0.78%               3.33%             3.20%
sale of fund shares)
BOND FUND                                        -0.78%               5.18%             5.40%                    04/15/1994
Class A (after taxes on distributions)           -2.91%               3.00%             3.16%
Class A (after taxes on distributions and        -0.12%               3.09%             3.21%
sale of fund shares)


CLASS A  (without payment of the front-end sales load)


                 FUND NAME                        1 YEAR          5 YEARS             SINCE INCEPTION           INCEPTION DATE*
                 ---------                        ------          -------             ---------------           ---------------
Money Market                                      2.83%            4.94%                   5.15%                   04/15/1994
ING Government Fund                               3.56%            6.95%                   6.00%                   04/15/1994
Bond Fund                                         4.18%            6.21%                   6.04%                   04/15/1994


Class B  (assuming payment of the CDSC)


                 FUND NAME                        1 YEAR              5 YEARS             SINCE INCEPTION         INCEPTION DATE*
                 ---------                        ------              -------             ---------------         ---------------
Money Market                                       -3.18%               N/A                     2.75%                03/01/1999
ING Government Fund                                -2.22%               N/A                     3.73%                03/01/1999
Bond Fund                                          -1.51%               N/A                     3.75%                03/01/1999


CLASS B  (without payment of the CDSC)


                 FUND NAME                        1 YEAR           5 YEARS         SINCE INCEPTION        INCEPTION DATE*
                 ---------                        ------           -------         ---------------        ---------------
Money Market                                       1.82%             N/A                3.65%               03/01/1999
ING Government Fund                                2.70%             N/A                4.63%               03/01/1999
Bond Fund                                          3.36%             N/A                4.63%               03/01/1999


CLASS C  (assuming payment of the CDSC)


                 FUND NAME                        1 YEAR              5 YEARS          SINCE INCEPTION         INCEPTION DATE*
                 ---------                        ------              -------          ---------------         ---------------
ING Government Fund                                1.73%                N/A                 4.41%                 06/30/1998
Bond Fund                                          2.36%                N/A                 4.45%                 06/30/1998


CLASS C  (without payment of the CDSC)


                 FUND NAME                        1 YEAR             5 YEARS         SINCE INCEPTION        INCEPTION DATE*
                 ---------                        ------             -------         ---------------        ---------------
Money Market                                       2.83%               N/A               4.77%                 06/30/1998
ING Government Fund                                2.71%               N/A               4.41%                 06/30/1998
Bond Fund                                          3.33%               N/A               4.45%                 06/30/1998



Total Return Quotations as of December 31, 2001:



CLASS I



                 FUND NAME                     1 YEAR             5 YEARS         SINCE INCEPTION           INCEPTION DATE*
                 ---------                     ------             -------         ---------------           ---------------
Balanced                                       -4.61%              8.38%                9.61%                  01/03/1992
Growth and Income                              -18.66%             5.12%                9.47%                  01/03/1992

                 FUND NAME                     1 YEAR             5 YEARS         SINCE INCEPTION           INCEPTION DATE*
                 ---------                     ------             -------         ---------------           ---------------
Growth                                         -27.38%             7.74%                12.23%                 01/04/1994
Index Plus LargeCap                            -13.97%               N/A                11.47%                 12/10/1996
Small Company                                  3.74%              14.58%                16.41%                 01/04/1994
International Growth                           -25.74%             4.00%                6.44%                  01/03/1992
Ascent Fund                                    -12.01%             4.25%                9.41%                  01/04/1995
Crossroads Fund                                -7.51%              4.29%                8.52%                  01/04/1995
Legacy Fund                                    -2.77%              5.33%                8.45%                  01/04/1995
Index Plus MidCap                              -1.59%                N/A                14.34%                 02/03/1998
Index Plus SmallCap                            3.21%                 N/A                5.37%                  02/03/1998
Value Opportunity                             -10.15%                N/A                8.41%                  02/02/1998
Technology                                    -24.67%                N/A                -34.61%                03/01/2000


CLASS A (assuming payment of the front-end sales load):


                 FUND NAME                        1 YEAR           5 YEARS         SINCE INCEPTION           INCEPTION DATE*
                 ---------                        ------           -------         ---------------           ---------------
BALANCED
Class A                                          -10.28%            6.72%               8.35%                    01/03/1992
Class A (after taxes on distributions)           -10.94             4.07                6.22
Class A (after taxes on distributions and        -6.26              4.56                6.12
sale of fund shares)

GROWTH AND INCOME
Class A                                          -23.49%            3.53%               8.26%                    01/03/1992
Class A (after taxes on distributions)           -23.53             0.35                5.74
Class A (after taxes on distributions and        -14.30             2.17                6.16
sale of fund shares)

GROWTH
Class A                                          -31.68%            6.10%               10.86%                   01/04/1994
Class A (after taxes on distributions)           -31.68             3.52                8.19
Class A (after taxes on distributions and        -19.29             4.41                8.23
sale of fund shares)

INDEX PLUS LARGECAP
Class A                                          -16.79%            10.41               10.02%                   12/10/1996
Class A (after taxes on distributions)           -16.99             9.29                8.91
Class A (after taxes on distributions and        -10.22             7.99                7.67
sale of fund shares)

SMALL COMPANY
Class A                                          -2.44%             12.86%              14.99%                   01/04/1994
Class A (after taxes on distributions)           -2.48              9.64                11.31
Class A (after taxes on distributions and        -1.49              8.99                10.68
sale of fund shares)

INTERNATIONAL GROWTH
Class A                                          -30.28%            2.33%               5.18%                    01/03/1992
Class A (after taxes on distributions)           -30.28             -1.22               2.64
Class A (after taxes on distributions and        -18.44             0.97                3.42
sale of fund shares)

ASCENT FUNDS
Class A                                          -17.36%            2.70%               8.01%                    01/04/1995
Class A (after taxes on distributions)           -17.78             0.22                6.14
Class A (after taxes on distributions and        -10.58             1.26                5.94
sale of fund shares)

CROSSROADS FUND
Class A                                          -13.03%            2.73%               7.13%                    01/04/1995
Class A (after taxes on distributions)           -13.72             0.63                5.56
Class A (after taxes on distributions and        -7.94              1.36                5.25
sale of fund shares)

LEGACY FUND
Class A                                          -8.60%             3.75%               7.06%                    01/04/1995
Class A (after taxes on distributions)           -9.95              1.30                5.24
Class A (after taxes on distributions            -5.24              1.97                5.03


                 FUND NAME                        1 YEAR           5 YEARS         SINCE INCEPTION           INCEPTION DATE*
                 ---------                        ------           -------         ---------------           ---------------
and sale of fund shares)
INDEX PLUS MIDCAP
Class A                                          -4.83%             13.15%              N/A                      02/03/1998
Class A (after taxes on distributions)           -4.91              10.18               N/A
Class A (after taxes on distributions and        -2.94              9.41                N/A
sale of fund shares)

INDEX PLUS SMALLCAP
Class A                                          -0.08%             4.29%               N/A                      02/03/1998
Class A (after taxes on distributions)           -0.08              4.27                N/A
Class A (after taxes on distributions and        -0.05              3.46                N/A
sale of fund shares)

VALUE OPPORTUNITY
Class A                                          -15.58%            6.53%               N/A                      02/02/1998
Class A (after taxes on distributions)           -15.58             4.93                N/A
Class A (after taxes on distributions and        -9.49              4.93                N/A
sale of fund shares)

TECHNOLOGY
Class A                                          -29.24%          -36.91%               N/A                      03/01/2000
Class A (after taxes on distributions)           -29.24           -36.91                N/A
Class A (after taxes on distributions and        -17.81           -28.26                N/A
sale of fund shares)



CLASS B  (assuming payment of the CDSC):



              FUND NAME                      1 YEAR              5 YEARS         SINCE INCEPTION           INCEPTION DATE*
              ---------                      ------              -------         ---------------           ---------------
Balanced                                     -10.26%               6.99%               8.52%                  01/03/1992
Growth and Income                            -23.48%               3.75%               8.38%                  01/03/1992
Growth                                       -31.73%               6.35%              11.11%                  01/04/1994
Index Plus LargeCap                          -19.15%               10.09               9.83%                  12/10/1996
Small Company                                 -2.24%              13.20%              15.25%                  01/04/1994
International Growth                         -30.13%               2.71%               5.41%                  01/03/1992
Ascent Fund                                  -17.24%               2.86%               8.32%                  01/04/1995
Crossroads Fund                              -12.95%               2.91%               7.45%                  01/04/1995
Legacy Fund                                   -8.39%               3.96%               7.39%                  01/04/1995
Index Plus MidCap                             -7.52%                 N/A              12.61%                  02/03/1998
Index Plus SmallCap                           -2.85%                 N/A               3.60%                  02/03/1998
Value Opportunity                            -15.46%                 N/A               6.71%                  02/020/1998
Technology                                   -29.26%                 N/A             -36.73%                  03/01/2000


CLASS C  (assuming payment of the CDSC)


              FUND NAME                      1 YEAR              5 YEARS           SINCE INCEPTION            INCEPTION DATE*
              ---------                      ------              -------           ---------------            ---------------
Balanced                                      -6.51%               7.29%                8.39%                    01/03/1992
Growth and Income                            -20.26%               4.09%                7.88%                    01/03/1992
Growth                                       -28.83%               6.67%               11.11%                    01/04/1994
Index Plus LargeCap                          -15.35%               10.63               10.23%                    12/10/1996
Small Company                                  1.70%              13.43%               15.25%                    01/04/1994
International Growth                         -27.27%               2.98%                5.39%                    01/03/1992
Ascent Fund                                  -13.80%               3.21%                8.32%                    01/04/1995
Crossroads Fund                               -9.29%               3.26%                7.45%                    01/04/1995
Legacy Fund                                   -4.69%               4.27%                7.36%                    01/04/1995
Index Plus MidCap                             -3.15%                 N/A               13.45%                    02/03/1998
Index Plus SmallCap                           -1.65%                 N/A                4.56%                    02/03/1998
Value Opportunity                            -11.87%                 N/A                7.35%                    02/02/1998
Technology                                   -26.12%                 N/A              -35.23%                    03/01/2000

-----------------
      - The inception dates above represent the commencement of investment operations, which may not coincide with the effective date of the post-effective amendment to the registration statement through which the Funds were added.




                              FINANCIAL STATEMENTS


The Financial Statements and the independent auditors' reports, thereon, appearing in the Company's Annual Reports for the period ended May 31, 2002, March 31, 2002 and for the year ended October 31, 2001, and the Financial Statements (unaudited) appearing in the company's Semi-Annual Reports for the periods ended April 30, 2002, are incorporated by reference in this Statement. The company's Annual and Semi-annual Reports are available upon request and without charge by calling 1-800-992-0180.




                                             Statement of Additional Information

                       STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 1, 2002

                              ING SERIES FUND, INC.

                                 CLASS O SHARES

This Statement of Additional Information (Statement) is not a Prospectus, but is incorporated therein by reference, and should be read in conjunction with the current Class O Prospectus dated August 1, 2002 for ING Series Fund, Inc. (Company), which has been filed with the U.S. Securities and Exchange Commission
(SEC). Capitalized terms not defined herein are used as defined in the Prospectus.


The Company is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions (individually, a "Fund" and collectively, the "Funds"). The Company currently has authorized the following Funds:


              ING International Growth Fund (International Growth)
                            ING Growth Fund (Growth)
                     ING Small Company Fund (Small Company)
                        ING Technology Fund (Technology)
               ING Index Plus LargeCap Fund (Index Plus LargeCap)
                 ING Index Plus MidCap Fund (Index Plus MidCap)
               ING Index Plus SmallCap Fund (Index Plus SmallCap)
                 ING Value Opportunity Fund (Value Opportunity)
                          ING Balanced Fund (Balanced)
                 ING Growth and Income Fund (Growth and Income)
                            ING Bond Fund (Bond Fund)
                               ING Government Fund
                   ING Aeltus Money Market Fund (Money Market)
                            ING Ascent Fund (Ascent)
                        ING Crossroads Fund (Crossroads)
                            ING Legacy Fund (Legacy)



Currently Class O shares of International Growth, Technology, Bond Fund, Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap are being offered to the public.



The Funds' Financial Statement and the independent auditors' reports thereon, included in the Annual Reports for the Funds, are incorporated herein by reference. A copy of the Prospectus and the Annual and Semi-Annual Reports are available, without charge, upon request by writing to: ING DIRECT Securities, Inc., P.O. Box 15647, Wilmington, DE 19885-5647 or by calling 1-800-238-6263.

                                TABLE OF CONTENTS


GENERAL INFORMATION............................................................3
ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES................................4
INVESTMENT TECHNIQUES AND RISK FACTORS.........................................7
DIRECTORS AND OFFICERS........................................................21
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS....................................30
INVESTMENT ADVISORY AGREEMENTS................................................30
EXPENSE LIMITATION AGREEMENTS.................................................34
SUB-ADVISORY AGREEMENTS.......................................................35
ADMINISTRATIVE SERVICES AGREEMENT.............................................38
CUSTODIAN.....................................................................39
TRANSFER AGENT................................................................39
INDEPENDENT AUDITORS..........................................................39
PRINCIPAL UNDERWRITER.........................................................39
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS...........................40
PURCHASE AND REDEMPTION OF SHARES.............................................41
BROKERAGE ALLOCATION AND TRADING POLICIES.....................................42
CODE OF ETHICS................................................................43
SHAREHOLDER ACCOUNTS AND SERVICES.............................................43
NET ASSET VALUE...............................................................45
TAX STATUS....................................................................51
CALCULATION OF PERFORMANCE DATA...............................................51
PERFORMANCE COMPARISONS.......................................................54
FINANCIAL STATEMENTS..........................................................56

                               GENERAL INFORMATION


On March 1, 2002, the name of the Company changed from Aetna Series Fund, Inc. to ING Series Fund, Inc. and the name of each Fund was changed as follows:


                    OLD NAME                               NEW NAME
                    --------                               --------

           Aetna Growth Fund                      ING Growth Fund
           Aetna International Fund               ING International Growth Fund
           Aetna Small Company Fund               ING Small Company Fund
           Aetna Value Opportunity Fund           ING Value Opportunity Fund
           Aetna Technology Fund                  ING Technology Fund
           Aetna Balanced Fund                    ING Balanced Fund
           Aetna Growth and Income Fund           ING Growth and Income Fund
           Aetna Bond Fund                        ING Bond Fund
           Aetna Government Fund                  ING Government Fund
           Aetna Money Market Fund                ING Aeltus Money Market Fund
           Aetna Index Plus LargeCap Fund         ING Index Plus LargeCap Fund
           Aetna Index Plus MidCap Fund           ING Index Plus MidCap Fund
           Aetna Index Plus SmallCap Fund         ING Index Plus SmallCap Fund
           Aetna Ascent Fund                      ING Ascent Fund
           Aetna Crossroads Fund                  ING Crossroads Fund
           Aetna Legacy Fund                      ING Legacy Fund

Incorporation The Company was incorporated under the laws of Maryland on June 17, 1991.

Series and Classes The Company currently offers multiple series, not all of which are offered through this Statement and the corresponding Prospectus. The Board of Directors (Board) has the authority to subdivide each series into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the series equal to each other share in that series. Shares of each Fund currently are classified into multiple classes. Class O shares are offered through this Statement and the corresponding Prospectus. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the effect of sales charges, if any, for each class; (b) the distribution fees borne by each class; (c) the expenses allocable exclusively to each class; (d) voting rights on matters exclusively affecting a single class; and (e) the exchange privilege of each class.

Capital Stock Fund shares are fully paid and nonassessable when issued. Class O shares have no preemptive or conversion rights. Each share of a Fund has the same rights to share in dividends declared by a Fund. Upon liquidation of any Fund, shareholders in that Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Voting Rights Shareholders of each class are entitled to one vote for each full share held (and fractional votes for fractional shares of each class held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders. Generally, all shareholders have voting rights on all matters except matters affecting only the interests of one Fund or one class of shares. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.

Shareholder Meetings The Company is not required, and does not intend, to hold annual shareholder meetings. The Articles provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the Investment Company Act of 1940, as amended (1940 Act). If requested by the holders of at least 10% of the Company's outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

1940 Act Classification The Company is an open-end management investment company, as that term is defined under the 1940 Act. Each Fund is a diversified company, as that term is defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

As a matter of operating policy, Money Market may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7 under the 1940 Act), except that Money Market may invest up to 25% of its total assets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number (1), as set forth below, would give Money Market the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

                 ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

The investment objectives and certain investment policies of each Fund are matters of fundamental policy for purposes of the 1940 Act and therefore cannot be changed without the approval of a majority of the outstanding voting securities of that Fund. This means the lesser of (a) 67% of the shares of a Fund present at a shareholders' meeting if the holders of more than 50% of the shares of that Fund then outstanding are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Fund.

As a matter of fundamental policy, a Fund will not:

(1) hold more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of the value of a Fund's total assets. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities are excluded from this restriction;

(2) except for Technology, concentrate its investments in any one industry, although a Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end user of their services, such as automobile finance, computer finance and consumer finance. In addition, for purposes of this restriction, for Ascent, Crossroads and Legacy (collectively referred to as the "Generation Funds"), real estate stocks will be classified as separate industries according to property type, such as apartment, retail, office and industrial. This limitation will not apply to any Fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      Additionally for Money Market, investments in the following shall not be subject to the 25% limitation: securities invested in, or repurchase agreements for, U.S. Government securities, certificates of deposit, bankers' acceptances, and securities of banks;

(3) make loans, except that, to the extent appropriate under its investment program, a Fund may (i) purchase bonds, debentures or other debt instruments, including short-term obligations; (ii) enter into repurchase transactions; and (iii) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets;

(4) issue any senior security (as defined in the 1940 Act), except that (i) a Fund may enter into commitments to purchase securities in accordance with that Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; (iii) a Fund (other than Money Market) may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and
      (v) subject to certain fundamental restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act;

(5) purchase real estate, interests in real estate or real estate limited partnership interests except that: (i) to the extent appropriate under its investment program, a Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein; or (ii) a Fund may acquire real estate as a result of ownership of securities or other interests (this could occur for example if a Fund holds a security that is collateralized by an interest in real estate and the security defaults);

(6) invest in commodity contracts, except that a Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may (other than Money Market) enter into transactions in financial and index futures contracts and related options; and may enter into forward currency contracts;

(7) borrow money, except that (i) a Fund (other than Money Market) may enter into certain futures contracts and options related thereto; (ii) a Fund may enter into commitments to purchase securities in accordance with that Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (iii) for temporary emergency purposes, a Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time the loan is made; and (iv) for purposes of leveraging, a Fund (other than Money Market) may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of that Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If, at any time, the value of that Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, that Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test;

(8) act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by a Fund, that Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933 (1933 Act).

The Board has adopted the following other investment restrictions which may be changed by the Board and without shareholder vote. A Fund will not:

(1) except for Technology, make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Fund, as described in this Statement and in the Prospectus;

(2) except for International Growth and the Generation Funds, invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof). Money Market may only purchase foreign securities or obligations that are U.S.-dollar denominated;

(3)   invest in companies for the purpose of exercising control or management;

(4) purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;

(5) invest more than 15% (10% for Money Market, Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A under, or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. ING Investments, LLC (ING Investments), the Funds' investment adviser, Aeltus Investment Management, Inc. (Aeltus), Sub-Adviser to all Funds except Technology Fund; or AIC Asset Management, LLC (AIC), Sub-Adviser to Technology Fund, shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors;



(6) invest more than 15% (10% for Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap Funds) of the total value of its assets in high-yield bonds (securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Service, Inc. (Moody's), or, if unrated, considered by Aeltus to be of comparable quality.


Where a Fund's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change. With respect to fundamental policy number (2), industry classifications are determined in accordance with the classifications established by S&P, a division of the McGraw-Hill Companies, except that the industry classifications for Growth are determined in accordance with the classifications established by the Frank Russell Corporation and the industry classifications for International Growth have been selected by Aeltus. Aeltus believes that the industry characteristics it has selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different. Industry classifications may be changed from time to time to reflect changes in the market place.

Money Market will invest at least 95% of its total assets in high-quality securities. High-quality securities are those receiving the highest short-term credit rating by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and meet certain other conditions of Rule 2a-7 under the 1940 Act. High-quality securities may also include unrated securities if Aeltus determines the security to be of comparable quality.

The remainder of Money Market's assets will be invested in securities rated within the two highest short term rating categories by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and unrated securities if Aeltus determines the security to be of comparable quality. With respect to this group of securities, Money Market generally may not, however, invest more than 1% of the market value of its total assets or $1 million, whichever is greater, in the securities or obligations of a single issuer.

The Small Company Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of small capitalization companies as defined in the Prospectus. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

The Technology Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies in the information technology industry sector. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

The Bond Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in debt securities. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

The ING Government Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Government securities. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy


The Index Plus LargeCap Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities included in the Standard & Poor's 500 Composite Index (S&P 500 Index). The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.


The Index Plus MidCap Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities included in the Standard & Poor's MidCap 400 Index. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

The Index Plus SmallCap Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities included in the Standard & Poor's SmallCap 600 Index. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

Options, Futures and Other Derivative Instruments

Each Fund (except Money Market) may use certain derivative instruments as a means of achieving its investment objective. For purposes other than hedging, a Fund (other than Money Market) will invest no more than 5% of its assets in derivatives that at the time of purchase are considered by management to involve high risk to the Fund, such as inverse floaters and interest-only and principal-only debt instruments.

Derivatives that may be used by a Fund (other than Money Market) include forward contracts, swaps, structured notes, futures and options. Each Fund may invest up to 30% of its assets in lower risk derivatives for hedging purposes, or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Mortgage-related and asset-backed securities other than those described in the preceding paragraph, STRIPS (Separate Trading of Registered Interest and Principal of Securities) and forward exchange contracts are not subject to this 30% limitation.

The following provides additional information about those derivative instruments each Fund (except Money Market) may use.

Futures Contracts Each Fund may enter into futures contracts and options thereon subject to the restrictions described below under "Additional Restrictions on the Use of Futures and Option Contracts." A Fund may enter into futures contracts or options thereon that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price at a designated date, time, and place. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to a Fund relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.


When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends.


Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

"Margin" is the amount of funds that must be deposited by a Fund with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in a Fund's futures contracts. A margin deposit is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to a Fund. These daily payments to and from a Fund are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, each Fund will mark-to-market the current value of its open futures contracts. Each Fund expects to earn interest income on its initial margin deposits.

When a Fund buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

A Fund can buy and write (sell) options on futures contracts. A Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of a Fund's total assets (100% in the case of Ascent and 60% in the case of Crossroads) at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts. See "Call and Put Options" below for additional restrictions.

Call and Put Options Each Fund may purchase and write (sell) call options and put options on securities, indices and futures as discussed in the Prospectus, subject to the restrictions described in this section and under "Additional Restrictions on the Use of Futures and Option Contracts." A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. A Fund may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of ING Investments, Aeltus or AIC, in the case of Technology.


Each Fund, except the Generation Funds, is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. A Fund will not write a put if it will require more than 50% of the Fund's net assets to be designated to cover all put obligations. No Fund may buy put options if more than 3% of its assets immediately following such purchase would consist of put options. The Funds may purchase call and sell put options on equity securities only to close out positions previously opened. No Fund will write a call option on a security unless the call is "covered" (i.e., it already owns the underlying security). Securities it "already owns" include any stock which it has the right to acquire without any additional payment, at its discretion for as long as the call remains outstanding. This restriction does not apply to the writing of calls on securities indices or futures contracts. The Funds will not write call options on when-issued securities. The Funds purchase call options on indices primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. A Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities in an orderly manner.


So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

A Fund may write calls on securities indices and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that a Fund would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Fund's obligation might be more or less than the premium received when it originally wrote the option. Further, a Fund might occasionally not be able to close the option because of insufficient activity in the options market.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option is sold by a Fund, the Fund will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

A Fund may purchase put options when ING Investments, Aeltus or AIC, in the case of Technology, believe that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security. The purchase of put options may be used to protect a Fund's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options may also be used by the Fund when it does not hold the underlying security.

The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by a Fund for writing call options will be recorded as a liability in the statement of assets and liabilities of that Fund. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by a Fund when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that Fund. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect a closing transaction at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Fund will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

Foreign Futures Contracts and Foreign Options The Funds may engage in transactions in foreign futures contracts and foreign options. Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the CFTC, the National Futures Association (NFA) nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Options on Foreign Currencies Each Fund may write and purchase calls on foreign currencies. A Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Fund collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to a Fund's position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by a Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.

Additional Restrictions on the Use of Futures and Option Contracts CFTC regulations require that to prevent a Fund from being a commodity pool the Funds enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, each Fund expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by that Fund in the cash market. With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for future contracts and premiums for options will not exceed 5% of a Fund's net assets, after taking into account realized profits and unrealized losses on such futures contracts.

Forward Exchange Contracts Each Fund may enter into forward contracts for foreign currency (forward exchange contracts), which obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. A Fund may enter into a forward exchange contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. Each Fund may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of Aeltus (or AIC, in the case of Technology) to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, a Fund may experience losses or gains on both the underlying security and the cross currency hedge.

Each Fund may use forward exchange contracts to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

At or before the maturity of a forward exchange contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, Aeltus must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer.

Swap Transactions     Each Fund may enter into interest rate swaps, currency
swaps and other types of swap agreements, including swaps on securities and indices. Swap transactions are described in the Prospectus. A Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

Mortgage-Related Debt Securities

Money Market, ING Government Fund, Bond Fund, Growth and Income, Balanced, and the Generation Funds may invest in mortgage-related debt securities, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the U.S., the securities and guarantees of which are backed by the full faith and credit of the U.S. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. with Presidentially appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.

Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by a Fund might be converted to cash, and the Fund could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If a Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity"--the latest date by which the tranche can be completely repaid, assuming no repayments--and has an "average life"--the average time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payments generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government such as GNMA or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter the cash flow.

Asset-Backed Securities

Each Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tend to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

STRIPS (Separate Trading of Registered Interest and Principal of Securities)

Each Fund may invest in STRIPS. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Additional Risk Factors in Using Derivatives

In addition to any risk factors which may be described elsewhere in this section, or in the Prospectus, the following sets forth certain information regarding the potential risks associated with a Fund's transactions in derivatives.

Risk of Imperfect Correlation     A Fund's ability to hedge effectively all or a
portion of its portfolio through transactions in futures, options on futures or options on securities and indexes depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the assets being hedged. If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Fund might not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market     Prior to exercise or expiration,
a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While a Fund will establish a futures or option position only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio, or the relevant portion thereof.

The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Risk of Predicting Interest Rate Movements     Investments in futures contracts
on fixed income securities and related indices involve the risk that if Aeltus' (or AIC's, in the case of Technology) judgment concerning the general direction of interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Trading and Position Limits     Each contract market on which futures and option
contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Company does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Funds.

Counterparty Risk     With some derivatives, whether used for hedging or
speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

Foreign Securities

All Funds may invest in foreign securities. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Because the Funds (other than Money Market) may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign issuer than about a U.S. company, and foreign issuers may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. issuers. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. The Company might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

All these risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East, than in more established markets, such as Western Europe.

Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts (ADRs), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts (EDRs), which are similar to ADRs but may be listed and traded on a European exchange as well as in the U.S. (typically, these securities are traded on the Luxembourg exchange in Europe); and (c) Global Depositary Receipts (GDRs), which are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

Debt Securities

Each Fund may invest in debt securities. The value of fixed income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Also, for each debt security, there is a risk of principal and interest default, which will be greater with higher-yielding, lower-grade securities.

International Growth may hold up to 10% of its total assets in long-term debt securities with an S&P or Moody's rating of AA/Aa or above, or, if unrated, are considered by ING Investments or Aeltus to be of comparable quality. Technology may only invest in investment grade debt securities, which are debt securities with an S&P or Moody's rating of BBB/Baa or above or, if unrated, are considered by AIC to be of comparable quality. Balanced generally maintains at least 25% of its total assets in debt securities.

Repurchase Agreements

Each Fund may enter into repurchase agreements with domestic banks and broker-dealers meeting certain size and creditworthiness standards approved by the Board. Under a repurchase agreement, a Fund may acquire a debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Such underlying debt instruments serving as collateral will meet the quality standards of a Fund. The market value of the underlying debt instruments will, at all times, be equal to the dollar amount invested. Repurchase agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them from a Fund. In that event, the Fund may incur (a) disposition costs in connection with liquidating the collateral, or (b) a loss if the collateral declines in value. Also, if the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, a Fund's ability to liquidate the collateral may be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of a Fund.

Variable Rate Demand and Floating Rate Instruments

Each Fund may invest in variable rate demand and floating rate instruments. Variable rate demand instruments held by a Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. A Fund will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. A Fund may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by a Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days and which cannot be disposed of promptly within seven business days and in the usual course of business without taking a reduced price will be treated as illiquid securities.

High-Yield Instruments

All Funds, except International Growth, Technology, ING Government Fund and Money Market, may invest in high-yield instruments, subject to the limits described above and in the Prospectus. High-yield bonds are fixed income securities that offer a current yield above that generally available on debt securities rated in the four highest categories by Moody's and S&P or other rating agencies, or, if unrated, are considered to be of comparable quality by Aeltus.

These securities include:

      (a) fixed rate corporate debt obligations (including bonds, debentures and notes) rated below Baa3 by Moody's or BBB- by S&P;

      (b) preferred stocks that have yields comparable to those of high-yielding debt securities; and

      (c)   any securities convertible into any of the foregoing.

Debt obligations rated below Baa3/BBB- generally involve more risk of loss of principal and income than higher-rated securities. Their yields and market values tend to fluctuate more. Fluctuations in value do not affect the cash income from the securities but are reflected in a Fund's net asset values. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. Lower ratings, however, may not necessarily indicate higher risks. In pursuing a Fund's objectives, ING Investments or Aeltus seeks to identify situations in which ING investments or Aeltus believes that future developments will enhance the creditworthiness and the ratings of the issuer.

Some of the risks associated with high-yield bonds include:

Sensitivity to Interest Rate and Economic Changes High-yield bonds are more sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of these securities may not fall as much as investment grade corporate bonds. Conversely, when interest rates fall, these securities may underperform investment grade corporate bonds.

Also, the financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of these securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing, than on more creditworthy issuers. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of these securities and a Fund's net asset values. Furthermore, in the case of high-yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay interest periodically and in cash.

Payment Expectations High-yield bonds present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Funds may have to replace the securities with a lower yielding security, resulting in a decreased return for investors. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of these securities than in the case of investment-grade bonds.

Liquidity and Valuation Risk Some issuers of high-yield bonds may be traded among a limited number of broker-dealers rather than in a broad secondary market. Many of these securities may not be as liquid as investment grade bonds. The ability to value or sell these securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease or increase the value and liquidity of these securities more than other securities, especially in a thinly-traded market.

Limitations of Credit Rating The credit ratings assigned to high-yield bonds may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of such securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, Aeltus primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus the achievement of a Fund's investment objective may be more dependent on Aeltus' own credit analysis than might be the case for a fund which does not invest in these securities.


Zero Coupon and Pay-in-Kind Securities Each Fund may invest in zero coupon securities and all Funds (except Money Market Fund) may invest in pay-in-kind securities. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

The risks associated with lower-rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, a Fund may realize no return on its investment, because these securities do not pay cash interest.

Supranational Agencies

Each Fund may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

Borrowing

Each Fund may borrow up to 5% of the value of its total assets from a bank for temporary or emergency purposes. The Funds may borrow for leveraging purposes only if after the borrowing, the value of the Funds' net assets including proceeds from the borrowings, is equal to at least 300% of all outstanding borrowings. Leveraging can increase the volatility of a Fund since it exaggerates the effects of changes in the value of the securities purchased with the borrowed funds. The Funds do not intend to borrow for leveraging purposes, except that they may invest in leveraged derivatives which have certain risks as outlined above.

Bank Obligations

Each Fund may invest in obligations issued by domestic or foreign banks (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit).

Maturity Policies

The average dollar-weighted maturity of securities in Money Market's portfolio will not exceed ninety days. In addition, all investments in Money Market's portfolio will have a maturity at the time of purchase, as defined under the federal securities laws, of 397 calendar days or less.

Equity Securities


Each Fund (except ING Government Fund and Money Market Fund) may invest in equity securities. Equity securities are subject to a decline in the stock market or in the value of the issuing company and preferred stocks have price risk and some interest rate and credit risk.


Convertibles

All Funds except ING Government Fund may invest in convertible securities. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation.

Real Estate Securities

All Funds except ING Government Fund may invest in real estate securities, including interests in real estate investment trusts (REITs), real estate development, real estate operating companies, and companies engaged in other real estate related businesses. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both.

Risks of real estate securities include those risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Equity Securities of Smaller Companies


All Funds other than Bond Fund, ING Government Fund and Money Market Fund may invest in equity securities issued by U.S. companies with smaller market capitalizations. These companies may be in an early developmental stage or may be older companies entering a new stage of growth due to management changes, new technology, products or markets. The securities of small-capitalization companies may also be undervalued due to poor economic conditions, market decline or actual or unanticipated unfavorable developments affecting the companies. Securities of small-capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers but there are additional risks associated with them. These risks include: limited marketability; more abrupt or erratic market movements than securities of larger capitalization companies; and less publicly available information about the company and its securities. In addition, these companies may be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance.


Short Sales


Technology Fund may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which an unowned security is sold, in anticipation of a decline in the market value of that security. To complete such a transaction, the security must be borrowed to make delivery to the buyer. The borrower (or short seller) then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold. Until the security is replaced, the borrower is required to repay the lender any dividends or interest that accrue during the period of the loan. The borrower may also be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. There are also transaction costs incurred in effecting short sales.


A loss may be incurred as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the borrowed security is replaced. A gain will be realized if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses required to be paid in connection with a short sale. An increase in the value of a security sold short over the price at which it was sold short will result in a loss, and there can be no assurance that the position may be closed out at any particular time or at an acceptable price.

Portfolio Turnover


During 2001 the Technology Fund's turnover rate increased to 175% from the 124% level reached in the prior year, due primarily to the build up in the Fund's cash position to nearly 30% (from under 10% in early January) during the first quarter. This cash was subsequently reinvested as market conditions improved. The portfolio turnover rate for the ING Government Fund was higher in 2001 than in 2000 primarily due to significant growth in the Fund's assets during the year and an unprecedented level of market volatility in 2001. Separately, some of ING Government Fund's mortgage holdings are rolled every month creating both a buy and a sell without changing the underlying exposure for the Fund (artificially inflating portfolio turnover).

                             DIRECTORS AND OFFICERS

MANAGEMENT OF THE FUNDS

Set forth in the table below is information about each Director of the Funds.


                                                                                           NUMBER OF
                                            TERM OF                                        PORTFOLIOS
                                           OFFICE AND                                       IN FUND
                              POSITION(S)   LENGTH OF                                       COMPLEX
                               HELD WITH      TIME       PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY    OTHER DIRECTORSHIPS HELD
   NAME, ADDRESS AND AGE         FUND       SERVED(1)         THE PAST 5 YEARS              DIRECTOR           BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

ALBERT E. DEPRINCE, JR.        Director    Since 1998  Director, Business and Economic          50      None
3029 St. Johns Drive                                   Research Center (1999 - Present)
Murfreesboro, Tennessee                                and Professor of Economics and
Age 61                                                 Finance, Middle Tennessee State
                                                       University (1991 - Present).

MARIA T. FIGHETTI              Director    Since 1994  Associate Commissioner, Contract         50      None
325 Piermont Road                                      Management - Health Services for
Closter, New Jersey                                    New York City Department of Mental
Age 58                                                 Health, Mental Retardation and
                                                       Alcohol Services (1996 - Present).

DAVID L. GROVE                 Director    Since 1991  Private Investor and Economic/           50      None
5 The Knoll                                            Financial Consultant (December
Armonk, New York                                       1985 - Present).
Age 84

SIDNEY KOCH                    Director    Since 1994  Financial Adviser and Self-              50      None
455 East 86th Street                                   Employed (January 1993 - Present).
New York, New York
Age 67

CORINE T. NORGAARD             Director    Since 1991  Dean, Barney School of Business,         50      None
556 Wormwood Hill                                      University of Hartford (August
Mansfield Center,                                      1996 - Present).
Connecticut
Age 65

EDWARD T. O'DELL               Director    Since 2002  Formerly, Partner/Chairman of            50      None
90 Wildwood Road                                       Financial Service Group, Goodwin
Andover, MA 01810                                      Proctor LLP (January 1970 -
Age 66                                                 September 2000); Chairman,
                                                       Committee I - International Bar
                                                       Association (1995 - 1999).

                                                                                           NUMBER OF
                                            TERM OF                                        PORTFOLIOS
                                           OFFICE AND                                       IN FUND
                              POSITION(S)   LENGTH OF                                       COMPLEX
                               HELD WITH      TIME       PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY    OTHER DIRECTORSHIPS HELD
   NAME, ADDRESS AND AGE         FUND       SERVED(1)         THE PAST 5 YEARS              DIRECTOR           BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS WHO ARE "INTERESTED PERSONS"

J. SCOTT FOX(2)                Director    Since 1997  Chief Executive Officer (July 2001       50      Director, IPC Financial
10 State House Square                                  - Present), President (April 2001                Network, Inc. (January 2001
Hartford, Connecticut                                  - Present), Director and Chief                   - Present)
Age: 47                                                Operating Officer (April 1996 -
                                                       Present), Aeltus Investment
                                                       Management, Inc. Executive Vice
                                                       President (April 2001 - Present),
                                                       Director and Chief Operating
                                                       Officer (February 1995 - Present),
                                                       Aeltus Capital Inc. Formerly,
                                                       Chief Financial Officer (April
                                                       1996 - July 2001) and Managing
                                                       Director (April 1996 - April
                                                       2001), Aeltus Investment
                                                       Management, Inc.; Chief Financial
                                                       Officer and Managing Director
                                                       (February 1995 - April 2001),
                                                       Aeltus Capital, Inc; Senior Vice
                                                       President - Operations, Aetna Life
                                                       Insurance and Annuity Company
                                                       (March 1997 - December 1997).

THOMAS J. MCINERNEY(3)         Director    Since 2002  Chief Executive Officer, ING U.S.       154      Mr. McInerney serves as a
7337 E. Doubletree Ranch Rd.                           Financial Services (September 2001               Director/Trustee of Aeltus
Scottsdale, Arizona 85258                              - Present); General Manager and                  Investment Management, Inc.
Age:  46                                               Chief Executive Officer, ING U.S.                (1997 to present); each of
                                                       Worksite Financial Services                      the former Aetna Funds
                                                       (December 2000 - Present); Member,               (April 2002 to present);
                                                       ING Americas Executive Committee                 each of the ING Funds; the
                                                       (2001 - Present); President, Chief               Ameribest Life Insurance Co.
                                                       Executive Officer and Director of                (2001 to present); Equitable
                                                       Northern Life Insurance Company                  Life Insurance Co. (2001 to
                                                       (2001 - Present), ING Aeltus                     present); First Columbine
                                                       Holding Company, Inc. (2000 -                    Life Insurance Co. (2001 to
                                                       Present), ING Retail Holding                     present); Golden American
                                                       Company (2000 - Present), ING Life               Life Insurance Co. (2001 to
                                                       Insurance and Annuity Company                    present); Life Insurance
                                                       (1997 - Present) and ING                         Company of Georgia (2001 to
                                                       Retirement Holdings, Inc. (1997 -                present); Midwestern United
                                                       Present). Formerly, General                      Life Insurance Co. (2001 to
                                                       Manager and Chief Executive                      present); ReliaStar Life
                                                       Officer, ING Worksite Division                   Insurance Co. (2001 to
                                                       (December 2000 - October 2001),                  present); Security Life of
                                                       President, ING-SCI, Inc. (August                 Denver (2001 to present);
                                                       1997 - December 2000); President,                Security Connecticut Life
                                                       Aetna Financial Services (August                 Insurance Co. (2001 to
                                                       1997 - December 2000); Head of                   present); Southland Life
                                                       National Accounts, Core Sales and                Insurance Co. (2001 to
                                                       Marketing, Aetna U.S. Healthcare                 present); USG Annuity and
                                                       (April 1996 - March 1997); Head of               Life Company (2001 to
                                                       Corporate Strategies, Aetna Inc.                 present); and United Life
                                                       (July 1995 - April 1996) and has                 and Annuity Insurance Co.
                                                       held a variety of line and                       Inc (March 2001 to present),
                                                       corporate staff positions since                  and a Trustee of the GCG
                                                       1978.                                            Trust (February 2002 to
                                                                                                        present). Mr. McInerney is a
                                                                                                        member of the Board of the
                                                                                                        National Commission on
                                                                                                        Retirement Policy; the
                                                                                                        Governor's Council on
                                                                                                        Economic Competitiveness and
                                                                                                        Technology of

                                                                                           NUMBER OF
                                            TERM OF                                        PORTFOLIOS
                                           OFFICE AND                                       IN FUND
                              POSITION(S)   LENGTH OF                                       COMPLEX
                               HELD WITH      TIME       PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY    OTHER DIRECTORSHIPS HELD
   NAME, ADDRESS AND AGE         FUND       SERVED(1)         THE PAST 5 YEARS              DIRECTOR           BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Connecticut; the Board of
                                                                                                        Directors of the Connecticut
                                                                                                        Business and Industry
                                                                                                        Association; the Board of
                                                                                                        Trustees of the Bushnell;
                                                                                                        the Board for the
                                                                                                        Connecticut Forum; and the
                                                                                                        Board of the Metro Hartford
                                                                                                        Chamber of Commerce; and is
                                                                                                        Chairman of Concerned
                                                                                                        Citizens for Effective
                                                                                                        Government



(1) Directors/Trustees serve until their successors are duly elected and qualified.



(2) Mr. Fox is an "Interested Person", as defined in the 1940 Act, because of his affiliation with Aeltus Investment Management, Inc, an affiliate of ING Investments, LLC.



(3) Mr. McInerney is an "Interested Person", as defined in the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, and affiliate of ING Investments, LLC.

OFFICERS

Information about the Funds' officers are set forth in the table below:



                                                           TERM OF OFFICE AND                   PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE         POSITIONS HELD WITH FUND    LENGTH OF SERVICE(1)               DURING THE LAST FIVE YEARS(2)
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY             President, Chief Executive  March 2002 - Present  President and Chief Executive Officer of ING Capital
7337 E. Doubletree Ranch Rd.  Officer, and Chief                                Corporation, LLC, ING Funds Services, LLC, ING
Scottsdale, Arizona  85258    Operating Officer                                 Advisors, Inc., ING Investments, LLC, Lexington
Age: 52                                                                         Funds Distributor, Inc., Express America T.C. Inc.
                                                                                and EAMC Liquidation Corp. (since December 2001);
                                                                                Executive Vice President and Chief Operating Officer
                                                                                of ING Quantitative Management, Inc. (since October
                                                                                2001) and ING Funds Distributor, Inc. (since June
                                                                                2000). Formerly, Senior Executive Vice President
                                                                                (June 2000 - December 2000) and Secretary (April
                                                                                1995 - December 2000) of ING Capital Corporation,
                                                                                LLC, ING Funds Services, LLC, ING Investments, LLC,
                                                                                ING Advisors, Inc., Express America T.C. Inc., and
                                                                                EAMC Liquidation Corp.; and Executive Vice
                                                                                President, ING Capital Corporation, LLC and its
                                                                                affiliates (May 1998 - June 2000) and Senior Vice
                                                                                President, ING Capital Corporation, LLC and its
                                                                                affiliates (April 1995 - April 1998).

STANLEY D. VYNER              Executive Vice President    March 2002 - Present  Executive Vice President of ING Advisors, Inc. and
7337 E. Doubletree Ranch Rd.                                                    ING Investments, LLC (since July 2000) and Chief
Scottsdale, Arizona  85258                                                      Investment Officer of the International Portfolios,
Age: 52                                                                         ING Investments, LLC (since July 1996).  Formerly,
                                                                                President and Chief Executive Officer of ING
                                                                                Investments, LLC (August 1996 - August 2000).

MARY LISANTI                  Executive Vice President    March 2002 - Present  Executive Vice President of ING Investments, LLC and
7337 E. Doubletree Ranch Rd.                                                    ING Advisors, Inc. (since November 1999) and of ING
Scottsdale, Arizona  85258                                                      Quantitative Management, Inc. (since July 2000);
Age: 45                                                                         Chief Investment Officer of the Domestic Equity
                                                                                Portfolios, ING Investments, LLC (since 1999).
                                                                                Formerly, Executive Vice President and Chief
                                                                                Investment Officer for the Domestic Equity
                                                                                Portfolios of Northstar Investment Management
                                                                                Corporation, whose name changed to Pilgrim Advisors,
                                                                                Inc. and subsequently became part of ING
                                                                                Investments, LLC (May 1998 - October 1999);
                                                                                Portfolio Manager with Strong Capital Management
                                                                                (May 1996 - 1998); a Managing Director and Head of
                                                                                Small- and Mid-Capitalization Equity Strategies at
                                                                                Bankers Trust Corp. (1993-1996).

                                                           TERM OF OFFICE AND                   PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE         POSITIONS HELD WITH FUND    LENGTH OF SERVICE(1)               DURING THE LAST FIVE YEARS(2)
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL J. ROLAND             Executive Vice President,   March 2002 - Present  Executive Vice President, Chief Financial Officer
7337 E. Doubletree Ranch Rd.  Assistant Secretary and                           and Treasurer of ING Funds Services, LLC, ING Funds
Scottsdale, Arizona  85258    Principal Financial                               Distributor, Inc., ING Advisors, Inc., ING
Age: 44                       Officer                                           Investments, LLC, ING Quantitative Management, Inc.,
                                                                                Lexington Funds Distributor, Inc., Express America
                                                                                T.C. Inc. and EAMC Liquidation Corp. (since December
                                                                                2001). Formerly, Senior Vice President, ING Funds
                                                                                Services, LLC, ING Investments,  LLC, and ING Funds
                                                                                Distributor, Inc. (June 1998 - December 2001) and
                                                                                Chief Financial Officer of Endeavor Group (April
                                                                                1997 - June 1998).

RALPH G. NORTON III           Senior Vice President       March 2002 - Present  Senior Vice President of ING Investment Advisors,
7337 E. Doubletree Ranch Rd.                                                    Inc. and ING Investments, LLC (since October 2001)
Scottsdale, Arizona  85258                                                      and Chief Investment Officer of the Fixed Income
Age: 42                                                                         Portfolios, ING Investments, LLC (since October
                                                                                2001). Formerly, Senior Market Strategist, Aeltus
                                                                                Investment Management, Inc. (January 2001 - August
                                                                                2001) and Chief Investment Officer, ING Investments,
                                                                                LLC (1990 - January 2001).

ROBERT S. NAKA                Senior Vice President and   March 2002 - Present  Senior Vice President and Assistant Secretary of ING
7337 E. Doubletree Ranch Rd.  Assistant Secretary                               Funds Services, LLC, ING Funds Distributor, Inc.,
Scottsdale, Arizona  85258                                                      ING Advisors, Inc., ING Investments, LLC, ING
Age: 39                                                                         Quantitative Management, Inc. (since October 2001)
                                                                                and Lexington Funds Distributor, Inc. (since
                                                                                December 2001). Formerly, Vice President, ING
                                                                                Investments, LLC (April 1997 - October 1999), ING
                                                                                Funds Services, LLC (February 1997 - August 1999)
                                                                                and Assistant Vice President, ING Funds Services,
                                                                                LLC (August 1995 - February 1997).

ROBYN L. ICHILOV              Vice President and          March 2002 - Present  Vice President of ING Funds Services, LLC (since
7337 E. Doubletree Ranch Rd.  Treasurer                                         October 2001) and ING Investments, LLC (since August
Scottsdale, Arizona  85258                                                      1997); Accounting Manager, ING Investments, LLC
Age: 34                                                                         (since November 1995).

KIMBERLY A. ANDERSON          Vice President and          March 2002 - Present  Vice President for ING Quantitative Management, Inc.
7337 E. Doubletree Ranch Rd.  Secretary                                         (since October 2001); Vice President and Assistant
Scottsdale, Arizona  85258                                                      Secretary of ING Funds Services, LLC, ING Funds
Age: 38                                                                         Distributor, Inc., ING Advisors, Inc., ING
                                                                                Investments, LLC (since October 2001) and Lexington
                                                                                Funds Distributor, Inc. (since December 2001).
                                                                                Formerly, Assistant Vice President of ING Funds
                                                                                Services, LLC (November 1999 - January 2001) and has
                                                                                held various other positions with ING Funds
                                                                                Services, LLC for more than the last five years.

                                                           TERM OF OFFICE AND                   PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE         POSITIONS HELD WITH FUND    LENGTH OF SERVICE(1)               DURING THE LAST FIVE YEARS(2)
------------------------------------------------------------------------------------------------------------------------------------
LOURDES R. BERNAL             Vice President              April 2002 - Present  Vice President of ING Investments, LLC (since
7337 E. Doubletree Ranch Rd.                                                    January 2002). Prior to joining ING Investments, LLC
Scottsdale, Arizona 85258                                                       in 2002, Ms. Bernal was a Senior Manager in the
Age: 32                                                                         Investment Management Practice,
                                                                                PricewaterhouseCoopers LLP (July 2000 - December
                                                                                2001); Manager, PricewaterhouseCoopers LLP (July
                                                                                1998 - July 2000); Manager, Coopers & Lybrand LLP
                                                                                (July 1996 - June 1998); Senior Associate, Coopers
                                                                                & Lybrand LLP (July 1992 - June 1996); and
                                                                                Associate, Coopers & Lybrand LLP (August 1990 - June
                                                                                1992).


TODD MODIC                    Assistant Vice President    April 2002 - Present  Director of Financial Reporting of ING Investments,
7337 E. Doubletree Ranch Rd.                                                    LLC (since March 2001). Formerly, Director of
Scottsdale, Arizona 85258                                                       Financial Reporting, Axient Communications, Inc.
Age: 34                                                                         (May 2000 - January 2001) and Director of Finance,
                                                                                Rural/Metro Corporation (March 1995 - May 2000).

MARIA M. ANDERSON             Assistant Vice President    April 2002 - Present  Assistant Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.                                                    (since October 2001). Formerly, Manager of Fund
Scottsdale, Arizona 85258                                                       Accounting and Fund Compliance, ING Investments, LLC
Age: 43                                                                         (September 1999 - November 2001); Section Manager of
                                                                                Fund Accounting, Stein Roe Mutual Funds (July 1998 -
                                                                                August 1999); and Financial Reporting Analyst, Stein
                                                                                Roe Mutual Funds (August 1997 - July 1998).



(1) The officers hold office until the next annual meeting of Directors and until their successors shall have been elected and qualified

(2) The following documents the evolution of the name of each corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from ING Pilgrim Investments,
  LLC)
    ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim
      Investments, LLC)
    ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim
      Investments, LLC)
    ING Pilgrim Investments, LLC (February 2001 - formed)
    ING Pilgrim Investments, Inc. (September 2000 - name changed from Pilgrim
      Investments, Inc.)
    Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments,
      Inc.)
    Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America
      Investments, Inc.)
    Pilgrim America Investments, Inc. (April 1995 - name changed from Newco
      Advisory Corporation)
    Newco Advisory Corporation (December 1994 - incorporated)

    **Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar
      Investment Management Corporation)

ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group, LLC)
    ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC)
    ING Pilgrim Group, LLC (February 2001 - formed)
    ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group,
      Inc.)
    Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim
      Group, Inc.)
    Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group,
      Inc.)
    Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American
      Group, Inc.)
    Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings
      Management Corporation)
    Newco Holdings Management Corporation (December 1994 - incorporated)

ING Funds Distributor, Inc.  (March 2002 - name changed from ING Pilgrim
  Securities, Inc.)
    ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim
      Securities, Inc.)
    Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities,
      Inc.)
    Pilgrim Securities, Inc.  (October 1998 - name changed from Pilgrim America
      Securities, Inc.)
    Pilgrim America Securities, Inc. (April 1995 - name changed from Newco
      Distributors Corporation)
    Newco Distributors Corporation (December 1994 -incorporated)

ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim Capital
  Corporation, LLC)
    ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim
      Capital Corporation, LLC)
    ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
    ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim
      Capital Corporation)
    Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim
      Holdings Corporation)
    Pilgrim Holdings Corporation (October 1999 - name changed from Northstar
      Holdings, Inc.)
    Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital
      Corporation)
    Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America
      Capital Corporation)
    Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital
      Corporation)
    Pilgrim America Capital Corporation (April 1997 - incorporated)

ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim Advisors, Inc.)
    ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington
      Management Corporation)
    ING Lexington Management Corporation (October 2000 name changed from
      Lexington Management Corporation)
    Lexington Management Corporation (December 1996 - incorporated)

ING Quantitative Management, Inc. (March 2002 - name changed from ING Pilgrim
  Quantitative Management, Inc.)
    ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from
      Market Systems Research Advisors)
    Market Systems Research Advisors, Inc. (November 1986 - incorporated)


BOARD OF DIRECTORS

The Board of Directors governs each Fund and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the ING Funds' activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance.

Committees

The Board of Directors has an Audit Committee whose function is to meet with the independent auditors of each Company to review the scope of the Company's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists Dr. DePrince, Ms. Fighetti, Dr. Grove, Mr. Koch, Ms. Norgaard and Mr. O'Dell (collectively the "Independent Directors"). Ms. Fighetti serves as Chairman of the Committee. The Audit Committee held two (2) meetings during the last calendar year.

The Board of Directors has formed a Contract Committee whose function is to consider, evaluate and make recommendations to the full Board of Directors concerning contractual arrangements with service providers to the Funds3 and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with any Fund or its shareholders. The Contract Committee currently consists of the Independent Directors. Dr. DePrince serves as Chairman and Mr. Koch currently serves as Vice Chairman of the Committee. The Contract Committee held five (5) meetings during the last calendar year.

The Board of Directors has established a Nominating Committee for the purpose of considering and presenting to the Board of Directors candidates it proposes for nomination to fill Independent Director vacancies on the Board of Directors. The Nominating Committee currently consists of Dr. DePrince, Ms. Fighetti, Dr. Grove, Mr. Koch, Ms. Norgaard and Mr. Scheide. Dr. Grove serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholder. No Nominating Committee meetings were held during the last calendar year.


DIRECTOR OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Director.

NAME OF DIRECTOR              DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND AS OF DECEMBER 31, 2001      AGGREGATE DOLLAR RANGE OF
                                                                                                          REGISTERED INVESTMENT
                                      SMALL                 INDEX PLUS  INDEX PLUS  INDEX PLUS  MONEY     COMPANIES OVERSEEN BY
                            GROWTH    COMPANY   TECHNOLOGY  LARGE CAP   MID CAP     SMALL CAP   MARKET    DIRECTOR IN FAMILY OF
                            FUND      FUND      FUND        FUND        FUND        FUND        FUND      INVESTMENT COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Albert E. DePrince, Jr.       None      None       None      $10,001-    $10,001-    $10,001-   $10,001-        over $100,000
                                                             $50,000     $50,000     $50,000    $50,000
Maria T. Fighetti             None      None       None        None        None        None       None               None

David L. Grove                None      None       None        None        None        None       None               None

Sidney Koch                   None      None     $10,001-      None        None        None       None         $10,001- $50,000
                                                 $50,000
Corine T. Norgaard            None      None       None        None        None        None       None          over $100,000

Richard G. Scheide            None      None       None        None        None        None       None

DIRECTORS WHO ARE
  "INTERESTED PERSONS"

J. Scott Fox                  over      over     $10,001-      $1 -        None        None       None          over $100,000
                            $100,000  $100,000   $50,000     $10,000
John G. Turner                None      None       None        None        None        None       None               None

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES

Set forth in the table below is information regarding each Independent Director's (and his or her immediate family members) share ownership in securities of the Funds' investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Funds (not including registered investment companies) as of December 31, 2001.

                                 NAME OF OWNERS
                                 AND RELATIONSHIP                                     VALUE OF       PERCENTAGE
NAME OF DIRECTOR                 TO DIRECTOR         COMPANY     TITLE OF CLASS      SECURITIES       OF CLASS
---------------------------------------------------------------------------------------------------------------
Albert E. DePrince, Jr.                N/A             N/A             N/A                $0            N/A
Maria T. Fighetti                      N/A             N/A             N/A                $0            N/A
David L. Grove                         N/A             N/A             N/A                $0            N/A
Sidney Koch                            N/A             N/A             N/A                $0            N/A
Corine T. Norgaard                     N/A             N/A             N/A                $0            N/A
Richard G. Scheide                     N/A             N/A             N/A                $0            N/A

DIRECTOR COMPENSATION


During the year ended October 31, 2001, members of the Board who are also directors, officers or employees of ING and its affiliates were not entitled to any compensation from the Company; therefore, Messrs. Fox and McInerney received no compensation from the Company. For the year ended October 31, 2001, the unaffiliated members of the Board received compensation in the amounts included in the following table. None of these Directors was entitled to receive pension or retirement benefits.



                                                                                              TOTAL COMPENSATION FROM THE
                                         AGGREGATE COMPENSATION    PENSIONER OR RETIREMENT    COMPANY AND FUND COMPLEX
NAME OF PERSON AND POSITION              FROM THE COMPANY          BENEFITS ACCRUED           PAID TO DIRECTORS
-------------------------------------------------------------------------------------------------------------------------

Albert E. DePrince, Jr.*                        $18,220                     N/A                      $102,000
Director,
Chairperson - Contract Committee

Maria T. Fighetti*                               17,011                     N/A                        95,230
Director, Chairperson
Audit Committee**

David L. Grove*                                  16,798                     N/A                        94,041
Director

Sidney Koch                                      16,873                     N/A                        94,459
Director

Corine Norgaard                                  16,434                     N/A                        92,000
Director,
Chairperson - Nominating Committee

Richard G. Scheide***                            17,107                     N/A                        95,770
Director



* During the year ended October 31, 2001, Ms. Fighetti, Dr. Grove and Dr. DePrince deferred $24,000, $94,041 and $48,300, respectively, of their compensation from the Fund Complex. Prior to 1997, Dr. Grove participated in a deferred compensation plan (the "Original Plan") pursuant to which compensation he received as a director for certain subsidiaries of Aetna Inc. and subsequently received as a Trustee or Director of one or more of the Funds was deferred. Under the terms of the Original Plan, any amounts owed to Dr. Grove were a liability of Aetna Inc. Upon the sale of certain subsidiaries of Aetna Inc. to ING, ING assumed the liability for these amounts. In connection with the termination of the Original Plans the amounts owed to Dr. Grove, approximately $844,000 are expected to be paid to him before March 31, 2002.


** Ms. Fighetti replaced Mr. Scheide as Chairperson of the Audit Committee as of April 2001.

***   Mr. Scheide retired as a Director effective May 31, 2002.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS



Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Fund without the consent or approval of shareholders. As of June 30, 2002, officers and Directors of the Company owned less than 1% of the outstanding shares of the Fund.



As of June 30, 2002, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the ING Funds , except as follows:



                                       CLASS AND TYPE OF   PERCENTAGE OF   PERCENTAGE
FUND              ADDRESS                  OWNERSHIP           CLASS         OF FUND
----              -------                  ---------           -----         -------
Bond    John Stover                      Class O/Record        5.20%          0.12%
        104 Duchess CT
        Kill Devil Hl, NC 27948-9125


                         INVESTMENT ADVISORY AGREEMENTS


The investment adviser for the Funds is ING Investments, LLC ("Investment Adviser" or "ING Investments") which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. The Investment Adviser, subject to the authority of the Directors of the Funds, has the overall responsibility for the management of each Fund's portfolio subject to delegation of certain responsibilities to other investment advisers (each a "Sub-Adviser" and collectively, "Sub-Advisers"): Aeltus as Sub-Adviser to all the Funds except the Technology Fund; and AIC as Sub-Adviser to the Technology Fund. The Investment Adviser and Aeltus are direct, wholly owned subsidiaries of ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees.



On February 26, 2001, the name of the Investment Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Adviser was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC." Prior to March 1, 2002, Aeltus served as investment adviser to all the Funds. AIC has served as the Sub-Adviser to the Technology Fund since the Fund commenced operations.


The Investment Adviser serves pursuant to separate Investment Management Agreements between the Investment Adviser and each Fund. The Investment Management Agreements require the Investment Adviser to oversee the provision of all investment advisory and portfolio management services for each of the Funds, respectively. Pursuant to a sub-advisory agreement (each a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") the Investment Adviser has delegated certain management responsibilities to Sub-Advisers for the Funds. The Investment Adviser oversees the investment management of the Sub-Advisers for the Funds.

Each Investment Management Agreement requires the Investment Adviser to provide, subject to the supervision of the Board of Directors, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of each Fund's assets and the purchase or sale of its portfolio securities. The Investment Adviser also provides investment research and analysis. Each Investment Management Agreement provides that the Investment Adviser is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Agreement.

After an initial term through December 31, 2002, each Investment Management Agreement and Sub-Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Directors or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.


In approving the Investment Management Agreements, the Board considered a number of factors, including, but not limited to: (1) ING Investment's experience in overseeing sub-advisers for other mutual funds for which ING Investments serves as investment adviser; (2) the performance of the mutual funds for which ING Investments currently serves as investment adviser; (3) the depth and experience of ING Investments and the financial strength of ING; (4) the nature and quality of the services provided by ING Investments; (5) the advisory fees imposed under the Investment Management Agreements; (6) the fact that Aeltus, the former investment adviser, will continue to manage all the Funds (except the Aetna Technology Fund) in its capacity as the sub-adviser, and accordingly the current portfolio managers of the Funds are generally expected to remain unchanged; (7) the projected expense ratios for each Fund; (8) the commonality of terms of the Investment Management Agreements and former agreements; and (9) the fairness of the compensation payable to ING Investments under the Investment Management Agreements in light of the services provided. The Board was advised by independent legal counsel with respect to these matters.



In considering the approval of the Sub-Advisory Agreements, the Board considered, among other things, the nature and quality of the advisory services that have been rendered by Aeltus to the Funds in its capacity as the Funds' adviser and, in particular, the qualifications of Aeltus' professional staff and information related to Aeltus' past performance. Moreover, the Board noted that the overall advisory fees would remain the same and that the advisory services to be provided by Aeltus under the Sub-Advisory Agreements would be materially the same as the advisory services provided by Aeltus under the former advisory agreement. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, on behalf of the Funds, including the unanimous vote of the Independent Directors, approved the Sub-Advisory Agreements.


In reviewing the terms of each Investment Management Agreement and each Sub-Advisory Agreement and in discussions with the Investment Adviser concerning such Investment Management Agreements and Sub-Advisory Agreements, the Independent Directors were represented by independent legal counsel. Based upon its review, the Board of Directors has determined that the Investment Management Agreements and Sub-Advisory Agreements are in the interests of the Funds and their shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Directors of each Fund, including the unanimous vote of the Independent Directors, approved the Investment Management Agreements and Sub-Advisory Agreements.

Each Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Directors or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).


As of June 30, 2002, the Investment Adviser had assets under management of over $ 34.6 billion.


The Investment Adviser bears the expense of providing its services and pays the fees of the Sub-Adviser. For its services, each Fund pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets during the month:


                                 ADVISORY FEE             ASSETS
                                 ------------             ------
Growth                              0.700%         ON FIRST $250 MILLION
                                    0.650%          ON NEXT $250 MILLION
                                    0.625%          ON NEXT $250 MILLION
                                    0.600%         ON NEXT $1.25 BILLION
                                    0.550%            OVER $2 BILLION

                                ADVISORY FEE                    ASSETS
                                ------------                    ------
International Growth               0.850%                ON FIRST $250 MILLION
                                   0.800%                 ON NEXT $250 MILLION
                                   0.775%                 ON NEXT $250 MILLION
                                   0.750%                ON NEXT $1.25 BILLION
                                   0.700%                   OVER $2 BILLION

Small Company                      0.850%                ON FIRST $250 MILLION
                                   0.800%                 ON NEXT $250 MILLION
                                   0.775%                 ON NEXT $250 MILLION
                                   0.750%                ON NEXT $1.25 BILLION
                                   0.725%                   OVER $2 BILLION

Value Opportunity                  0.700%                ON FIRST $250 MILLION
                                   0.650%                 ON NEXT $250 MILLION
                                   0.625%                 ON NEXT $250 MILLION
                                   0.600%                ON NEXT $1.25 BILLION
                                   0.550%                   OVER $2 BILLION

Technology                         1.050%                ON FIRST $500 MILLION
                                   1.025%                 ON NEXT $500 MILLION
                                   1.000%                   OVER $1 BILLION

Balanced                           0.800%                ON FIRST $500 MILLION
                                   0.750%                 ON NEXT $500 MILLION
                                   0.700%                  ON NEXT $1 BILLION
                                   0.650%                   OVER $2 BILLION

Growth and Income                  0.700%                ON FIRST $250 MILLION
                                   0.650%                 ON NEXT $250 MILLION
                                   0.625%                 ON NEXT $250 MILLION
                                   0.600%                ON NEXT $1.25 BILLION
                                   0.550%                   OVER $2 BILLION

Bond Fund                          0.500%                ON FIRST $250 MILLION
                                   0.475%                 ON NEXT $250 MILLION
                                   0.450%                 ON NEXT $250 MILLION
                                   0.425%                ON NEXT $1.25 BILLION
                                   0.400%                   OVER $2 BILLION

ING Government Fund                0.500%                ON FIRST $250 MILLION
                                   0.475%                 ON NEXT $250 MILLION
                                   0.450%                 ON NEXT $250 MILLION
                                   0.425%                ON NEXT $1.25 BILLION
                                   0.400%                   OVER $2 BILLION

Money Market                       0.400%                ON FIRST $500 MILLION
                                   0.350%                 ON NEXT $500 MILLION
                                   0.340%                  ON NEXT $1 BILLION
                                   0.330%                  ON NEXT $1 BILLION
                                   0.300%                   OVER $3 BILLION

Index Plus LargeCap                0.450%                ON FIRST $500 MILLION
                                   0.425%                 ON NEXT $250 MILLION
                                   0.400%                ON NEXT $1.25 BILLION
                                   0.375%                   OVER $2 BILLION

Index Plus MidCap                  0.450%                ON FIRST $500 MILLION
                                   0.425%                 ON NEXT $250 MILLION

                                ADVISORY FEE                    ASSETS
                                ------------                    ------
                                   0.400%                ON NEXT $1.25 BILLION
                                   0.375%                   OVER $2 BILLION

Index Plus SmallCap                0.450%                ON FIRST $500 MILLION
                                   0.425%                 ON NEXT $250 MILLION
                                   0.400%                ON NEXT $1.25 BILLION
                                   0.375%                   OVER $2 BILLION

Ascent                             0.800%                ON FIRST $500 MILLION
                                   0.775%                 ON NEXT $500 MILLION
                                   0.750%                 ON NEXT $500 MILLION
                                   0.725%                 ON NEXT $500 MILLION
                                   0.700%                   OVER $2 BILLION

Crossroads                         0.800%                ON FIRST $500 MILLION
                                   0.775%                 ON NEXT $500 MILLION
                                   0.750%                 ON NEXT $500 MILLION
                                   0.725%                 ON NEXT $500 MILLION
                                   0.700%                   OVER $2 BILLION

Legacy                             0.800%                ON FIRST $500 MILLION
                                   0.775%                 ON NEXT $500 MILLION
                                   0.750%                 ON NEXT $500 MILLION
                                   0.725%                 ON NEXT $500 MILLION
                                   0.700%                   OVER $2 BILLION


For the period March 1, 2002 through March 31, 2002, investment advisory fees were paid to ING Investments, LLC were as follows:


                      TOTAL INVESTMENT                              NET ADVISORY
     FUND NAME         ADVISORY FEES             WAIVER              FEES PAID
     ---------         -------------             ------              ---------
Bond Fund                 $39,114                $6,611               $32,503



* The Bond Fund changed its fiscal year end from October 31st to March 31st.


For the period November 1, 2001 through February 28, 2002 and the years ended October 31, 2001, October 31, 2000 and October 31, 1999 investment advisory fees were paid to Aeltus (investment adviser to the Funds prior to March 1, 2002) as follows:


Period November 1, 2001 through February 28, 2002



                      TOTAL INVESTMENT                              NET ADVISORY
     FUND NAME         ADVISORY FEES             WAIVER              FEES PAID
     ---------         -------------             ------              ---------
Bond Fund                 $145,440              $25,878               $119,562


Year Ended October 31, 2001


            FUND NAME            TOTAL INVESTMENT ADVISORY FEES        WAIVER           NET ADVISORY FEES PAID
            ---------            ------------------------------        ------           ----------------------
International Growth                         951,329                        0                    951,329
Technology                                   120,273                   98,194                     22,079
Bond Fund                                    358,209                   49,899                    308,310
Index Plus LargeCap                        1,864,439                    8,750                  1,855,689
Index Plus MidCap                             87,400                   87,400                          0
Index Plus SmallCap                           44,024                   44,024                          0


Year Ended October 31, 2000


            FUND NAME            TOTAL INVESTMENT ADVISORY FEES        WAIVER           NET ADVISORY FEES PAID
            ---------            ------------------------------        ------           ----------------------
International Growth                        1,136,501                   2,121                 1,134,380
Technology*                                    88,092                  82,590                     5,502

Bond Fund                                     241,025                  42,932                   198,093
Index Plus LargeCap                         1,741,347                       0                 1,741,347
Index Plus MidCap                              54,436                  54,436                         0
Index Plus SmallCap                            40,415                  40,415                         0

Year Ended October 31, 1999


            FUND NAME            TOTAL INVESTMENT ADVISORY FEES        WAIVER           NET ADVISORY FEES PAID
            ---------            ------------------------------        ------           ----------------------
International Growth                        507,245                    107,259                  399,986
Bond Fund                                   226,218                     80,473                  145,745
Index Plus LargeCap                         667,633                     73,563                  594,070
Index Plus MidCap                            42,217                     42,217                        0
Index Plus SmallCap                          35,558                     35,558                        0


* Technology commenced operations March 1, 2000.



                          EXPENSE LIMITATION AGREEMENTS


The Investment Adviser has entered into expense limitation agreements with the following Funds, pursuant to which ING has agreed to waive or limit its fees. In connection with these agreements and certain U.S. tax requirements, ING will assume other expenses so that the total annual ordinary operating expenses of the Funds (which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the normal course of each Fund's business, and expenses of any counsel or other persons or services retained by the Fund's Directors who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser do not exceed:


            FUND                       Expense Limit
            ----                       -------------
International Growth                        1.60%
Small Company                               1.50
Technology                                  1.75
Index Plus LargeCap                         0.95
Index Plus MidCap                           1.00
Index Plus SmallCap                         1.00
Value Opportunity                           1.35
Bond Fund                                   1.00
ING Government Fund                         0.95
Ascent                                      1.25
Crossroads                                  1.20
Legacy                                      1.15


Each Fund set forth above may at a later date reimburse ING for management fees waived and other expenses assumed by ING during the previous 36 months, but only if, after such reimbursement, that Fund's expense ratio does not exceed the percentage described above. ING will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.


Each expense limitation agreement provides that these expense limitations shall continue until the date set forth in the table below. Thereafter, each agreement will automatically renew for a one-year term unless ING provides written notice of the termination of the agreement to the Fund at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or it may be terminated by that Fund, without payment of any penalty, upon ninety (90) days' prior written notice to ING.



            FUND                            TERMINATION DATE
            ----                            ----------------
International Growth                        October 31, 2003
Small Company                               May 31, 2003
Technology                                  May 31, 2003
Index Plus LargeCap                         May 31, 2003

Index Plus MidCap                           May 31, 2003
Index Plus SmallCap                         May 31, 2003
Value Opportunity                           May 31, 2003
Bond Fund                                   March 31, 2003
ING Government Fund                         March 31, 2003
Ascent                                      May 31, 2003
Crossroads                                  May 31, 2003
Legacy                                      May 31, 2003


                             SUB-ADVISORY AGREEMENTS

The Investment Management Agreement for each Fund provides that the Investment Adviser, with the approval of a Fund's Board of Directors, may select and employ a Sub-Adviser for the Fund, and shall monitor the Sub-Advisers' investment programs and results, and coordinate the investment activities of the Sub-Advisers to ensure compliance with regulatory restrictions. The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Advisers, executive salaries and expenses of the Directors and officers of a Fund who are employees of the Investment Adviser or its affiliates and office rent of a Fund. The Sub-Advisers pay all of their expenses arising from the performance of their obligations under the Sub-Advisory Agreements.

Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Funds are borne by the Funds, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Fund's net asset value; taxes, if any, and the preparation of each Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Funds under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the Funds who are not employees of the Investment Adviser or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

The Sub-Advisory Agreements may be terminated without payment of any penalties by the Investment Adviser, the Directors, on behalf of a Fund, or the shareholders of a Fund upon 60 days' prior written notice. Otherwise, the Sub-Advisory Agreements will remain in effect through December 31, 2002 and will, thereafter, continue in effect from year to year, subject to the annual approval of the appropriate Board of Directors, on behalf of a Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors, on behalf of a Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party.

Pursuant to the Sub-Advisory Agreements between the Investment Adviser and Aeltus, Aeltus acts as Sub-Adviser to all the Funds except the Technology Fund. In this capacity, Aeltus, subject to the supervision and control of the Investment Adviser and the Board of Directors, on behalf of the Fund, manages the Funds' portfolio investments consistently with the Funds' investment objectives, and executes any of the Funds' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreements accrue daily and are paid monthly by the Investment Adviser. Aeltus's address is 10 State House Square, Hartford, Connecticut 06103-3602. Aeltus is a wholly owned subsidiary of ING Group.


Pursuant to a Sub-Advisory Agreement between the Investment Adviser and AIC, AIC serves as Sub-Adviser to the Technology Fund. Effective April 30, 2002, the owners of Elijah Asset Management LLC sold a 75% interest in the company to a wholly owned U.S. subsidiary of AIC Limited. As a result of the transaction, the name of AIC was changed from Elijah Asset Management LLC. In its capacity as Sub-Adviser to the Technology Fund, AIC, subject to the supervision and control of the Investment Adviser and the Board of Directors, on behalf of the Fund, manages the Fund's portfolio of investments consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. AIC's address is 100 Pine Street, Suite 420, San Francisco, California 94111. AIC is controlled by and is an indirect subsidiary of AIC Limited. AIC Limited is a privately held mutual fund manager with over $15 billion (Canadian) in assets under management, headquartered in Burlington, Ontario, Canada.


For the following Funds, as compensation to each Sub-Adviser for its services, the Investment Adviser pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets managed during the month:


                                SUB-ADVISORY FEE *               ASSETS
                                ------------------               ------
Growth                               0.315%              ON FIRST $250 MILLION
                                     0.293%               ON NEXT $250 MILLION
                                     0.281%               ON NEXT $250 MILLION
                                     0.270%              ON NEXT $1.25 BILLION
                                     0.248%                 OVER $2 BILLION

International Growth                 0.383%              ON FIRST $250 MILLION
                                     0.360%               ON NEXT $250 MILLION
                                     0.349%               ON NEXT $250 MILLION
                                     0.338%              ON NEXT $1.25 BILLION
                                     0.315%                 OVER $2 BILLION

Small Company                        0.383%              ON FIRST $250 MILLION
                                     0.360%               ON NEXT $250 MILLION
                                     0.349%               ON NEXT $250 MILLION
                                     0.338%              ON NEXT $1.25 BILLION
                                     0.326%                 OVER $2 BILLION

Value Opportunity                    0.315%              ON FIRST $250 MILLION
                                     0.293%               ON NEXT $250 MILLION
                                     0.281%               ON NEXT $250 MILLION
                                     0.270%              ON NEXT $1.25 BILLION
                                     0.248%                 OVER $2 BILLION

Technology                           0.500%                     ON FIRST
                                                                ON NEXT
                                                                ON NEXT
                                                                ON NEXT
                                                                  OVER

Balanced                             0.360%              ON FIRST $500 MILLION
                                     0.338%               ON NEXT $500 MILLION
                                     0.315%                ON NEXT $1 BILLION
                                     0.293%                 OVER $2 BILLION

Growth and Income                    0.315%              ON FIRST $250 MILLION
                                     0.293%               ON NEXT $250 MILLION
                                     0.281%               ON NEXT $250 MILLION
                                     0.270%              ON NEXT $1.25 BILLION
                                     0.248%                 OVER $2 BILLION

Bond Fund                            0.225%              ON FIRST $250 MILLION

                                SUB-ADVISORY FEE *               ASSETS
                                ------------------               ------
                                     0.214%               ON NEXT $250 MILLION
                                     0.203%               ON NEXT $250 MILLION
                                     0.191%              ON NEXT $1.25 BILLION
                                     0.180%                 OVER $2 BILLION

ING Government Fund                  0.225%              ON FIRST $250 MILLION
                                     0.214%               ON NEXT $250 MILLION
                                     0.203%               ON NEXT $250 MILLION
                                     0.191%              ON NEXT $1.25 BILLION
                                     0.180%                 OVER $2 BILLION

Money Market                         0.180%              ON FIRST $500 MILLION
                                     0.158%               ON NEXT $500 MILLION
                                     0.153%                ON NEXT $1 BILLION
                                     0.149%                ON NEXT $1 BILLION
                                     0.135%                 OVER $3 BILLION

Index Plus LargeCap                  0.203%              ON FIRST $500 MILLION
                                     0.191%               ON NEXT $250 MILLION
                                     0.180%              ON NEXT $1.25 BILLION
                                     0.169%                 OVER $2 BILLION

Index Plus MidCap                    0.203%              ON FIRST $500 MILLION
                                     0.191%               ON NEXT $250 MILLION
                                     0.180%              ON NEXT $1.25 BILLION
                                     0.169%                 OVER $2 BILLION

Index Plus SmallCap                  0.203%              ON FIRST $500 MILLION
                                     0.191%               ON NEXT $250 MILLION
                                     0.180%              ON NEXT $1.25 BILLION
                                     0.169%                 OVER $2 BILLION

Ascent Fund                          0.360%              ON FIRST $500 MILLION
                                     0.349%               ON NEXT $500 MILLION
                                     0.338%               ON NEXT $500 MILLION
                                     0.326%               ON NEXT $500 MILLION
                                     0.315%                 OVER $2 BILLION

Crossroads Fund                      0.360%              ON FIRST $500 MILLION
                                     0.349%               ON NEXT $500 MILLION
                                     0.338%               ON NEXT $500 MILLION
                                     0.326%               ON NEXT $500 MILLION
                                     0.315%                 OVER $2 BILLION

Legacy Fund                          0.360%              ON FIRST $500 MILLION
                                     0.349%               ON NEXT $500 MILLION
                                     0.338%               ON NEXT $500 MILLION
                                     0.326%               ON NEXT $500 MILLION
                                     0.315%                 OVER $2 BILLION



* As a percentage of average net assets



For the period March 1, 2002 through March 31, 2002, ING paid Aeltus, in its capacity of Sub-Adviser, sub-advisory fees of $17,602 for the Bond Fund.



For year ended October 31, 2001 and for the period March 1, 2000 to October 31, 2000 Aeltus paid AIC (formerly Elijah Asset Management LLC) sub-advisory fees of $57,445 and $41,718, respectively for its services to the Technology Fund.

                        ADMINISTRATIVE SERVICES AGREEMENT


ING Funds Services, LLC ("ING Funds Services" or the "Administrator") serves as administrator for all the Funds pursuant to Administrative Services Agreements. Subject to the supervision of the Board of Directors, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Funds' business, except for those services performed by the Investment Adviser under the Investment Management Agreements, the custodian for the Funds under the Custodian Agreements, the transfer agent for the Funds under the Transfer Agency Agreements, and such other service providers as may be retained by the Funds from time to time. The Administrator acts as a liaison among these service providers to the Funds. The Administrator is also responsible for ensuring that the Funds operate in compliance with applicable legal requirements and for monitoring the Investment Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Funds. The Administrator is an affiliate of the Investment Adviser. Prior to April 1, 2002, for the Fixed Income Funds, and May 1, 2002, for the Equity Funds, Aeltus provided administrative services to the Funds pursuant to administrative agreements.The services provided by Aeltus included:
(1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the SEC and state securities commissions; (3) preparing financial information for proxy statements; (4) preparing semiannual and annual reports to shareholders; (5) calculating NAV; (6) the preparation of certain shareholder communications; (7) supervision of the custodians and transfer agent; and (8) reporting to the Board.


For its services, the Administrator is entitled to receive from each Fund a fee at an annual rate of 0.08% of its average daily net assets.

For the period November 1, 2001 through March 31, 2002 and the fiscal years ended October 31, 2001, 2000 and 1999, administrative services fees paid to Aeltus (in its capacity as the former administrator to the Funds ) were as follows:

November 1, 2001 through March 31, 2002


      FUND NAME         TOTAL ADMINISTRATIVE      ADMINISTRATOR WAIVER      NET ADMINISTRATIVE
                            SERVICES FE                                     SERVICES FEES PAID
Bond Fund                     $36,911                 $       0                    $36,911



For the years ended October 31, 2001, October 31, 2000 and October 31, 1999, administrative services fees paid to Aeltus as follows:


                           YEAR ENDED OCTOBER 31, 2001


             Fund Name         Total Administrative       Administrator Waiver     Net Administrative
                                   Services Fees                                   Services Fees Paid
International Growth                      70,533                       0                    70,533
Technology                                11,455                       0                    11,455
Bond Fund                                 71,642                       0                    71,642
Index Plus LargeCap                      414,320                       0                   414,320
Index Plus MidCap                         19,422                  10,977                     8,445
Index Plus SmallCap                        9,783                   9,783                         0


                           YEAR ENDED OCTOBER 31, 2000

International Growth                     133,706                       0                   133,706
Technology                                 8,390                       0                     8,390
Bond Fund                                 48,205                       0                    48,205
Index Plus LargeCap                      386,966                       0                   386,966
Index Plus MidCap                         12,097                   5,902                     6,195
Index Plus SmallCap                        8,981                   8,981                         0

                           YEAR ENDED OCTOBER 31, 1999


International Growth                      59,676                       0                    59,676
Bond Fund                                 45,244                       0                    45,244

Index Plus LargeCap                      148,363                       0                   148,363
Index Plus MidCap                          9,381                   9,381                         0
Index Plus SmallCap                        7,902                   7,902                         0


* Technology commenced operations March 1, 2000

                                    CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02181, serves as custodian for the assets of all Funds except International Growth. Brown Brothers Harriman & Company, 40 Water Street, Boston, Massachusetts, 02109, serves as custodian for the assets of International Growth. Neither custodian participates in determining the investment policies of a Fund nor in deciding which securities are purchased or sold by a Fund. A Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

For portfolio securities which are purchased and held outside the U.S., State Street Bank and Trust Company and Brown Brothers Harriman & Company have entered into sub-custodian arrangements (which are designed to comply with Rule 17f-5 under the 1940 Act) with certain foreign banks and clearing agencies.

                                 TRANSFER AGENT

DST Systems, Inc., 330 West 9th Street, Kansas City, Missouri 64105-1514, serves as the transfer agent and dividend-paying agent to the Funds.

                              INDEPENDENT AUDITORS


KPMG LLP, 99 High Street, Boston, Massachusetts 02110, serves as independent auditors to the Domestic Equity Funds. KPMG LLP provides audit and tax services. PriceWaterhouseCoopers LLP ("PWC"), 1670 Broadway, Suite 1000, Denver, Colorado 80202-4870, serves as auditor to International Growth, Bond Fund, ING Government Fund and Money Market. PWC provides audit and tax services.



                                     COUNSEL



Legal matters for each Fund are passed upon by Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006.


                              PRINCIPAL UNDERWRITER

Shares of each Fund are offered on a continuous basis.

Shares of the Funds are distributed by ING Funds Distributor, Inc. ("ING Funds Distributor" or the "Distributor") pursuant to an Underwriting Agreement between the Fund and the Distributor. The Underwriting Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Funds. The Funds and the Distributor have agreed to indemnify each other against certain liabilities. The Underwriting Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Directors who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Directors or a majority of the outstanding voting securities of the Funds. See the Prospectus for information on how to purchase and sell shares of the Funds, and the charges and expenses associated with an investment. The sales charge retained by the Distributor is not an expense of the Funds and have no effect on the net asset value of the Funds. ING Funds Distributor, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, is a Delaware corporation and is an indirect wholly owned subsidiary of

ING Group and an affiliate of ING. Prior to January 1, 2002, Aeltus Capital, Inc. ("ACI"), 10 State House Square, Hartford, Connecticut 06103-3602, was the distributor for the Funds.

For the period January 1, 2002 through March 31, 2002, Shareholder Service fees were paid to ING Funds Distributor, Inc. as follows:


           FUND NAME                        TOTAL UNDERWRITING FEES
           ---------                        -----------------------
Bond Fund                                   $35,904


For the period November 1, 2001 through December 31, 2001 and the years ended October 31, 2001, 2000 and 1999, Shareholder Services fees were paid to ACI (principal underwriter to the Funds prior to January 1, 2002) as follows:

November 1, 2001 through December 31, 2001


FUND NAME                                   TOTAL UNDERWRITING FEES
---------                                   -----------------------
Bond Fund                                   $ 23,936


For the years ended October 31, 2001, October 31, 2000 and October 31, 1999, underwriting fees were paid as follows:


     FUND NAME                                                TOTAL UNDERWRITING FEES

                             Year Ended October 31, 2001    Year Ended October 31, 2000    Year Ended October 31, 1999
                             ---------------------------    ---------------------------    ---------------------------
International Growth                   239,192                        239,877                        53,471
Technology*                             50,267                         39,961                           N/A
Bond Fund                               97,266                         46,968                        22,641
Index Plus LargeCap                  1,072,427                        993,925                       267,873
Index Plus MidCap                       65,737                         31,681                         8,318
Index Plus SmallCap                     19,699                         15,048                         7,896


* Technology commenced operations on March 1, 2000.




               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS


Class O shares are subject to a Shareholder Services Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Class O Shareholder Services Plan, ING Funds Distributor is paid a servicing fee at an annual rate of 0.25% of the average daily net assets of the Class O shares of each Fund. The Service Fee may be used by ING Funds Distributor. to compensate ING DIRECT Securities Inc. for servicing and maintaining shareholder accounts. ING Funds Distributor or its affiliates may make payments to ING DIRECT Securities, Inc. in an amount up to 0.15% of the total Fund assets held in customer accounts that designate such firm as the selling broker-dealer. The value of a shareholder's investment will be unaffected by these payments.



ING Funds Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Shareholder Services Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plans relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.


The Shareholder Services Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors. All persons who are under common control with the Funds could be deemed to have a financial interest in the Plan. No other interested person of the Funds has a financial interest in the Plan.

In approving the Distribution and Shareholder Services Plans, the Board considered all the features of the distribution system, including 1) the advantages to the shareholders of economies of scale resulting from growth in the Funds' assets and potential continued growth, 2) the services provided to the Funds and its shareholders by ING Funds Distributor, and 3) ING Funds Distributor's shareholder distribution-related expenses and costs.



The Investment Adviser, Sub-Adviser or their affiliates may make payments to securities dealers that enter into agreements providing ING Funds Distributor with preferential access to registered representatives of the securities dealer. These payments may be in an amount up to 0.07% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) ad the selling broker-dealer.



                        PURCHASE AND REDEMPTION OF SHARES


Class O shares of the Company are purchased at the applicable NAV next determined after a purchase order is received. Class O shares are redeemed at the applicable NAV next determined after a redemption request is received, as described in the Prospectus.


Except as provided below, payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent. The right to redeem shares may be suspended or payment therefore postponed for any period during which (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists, as determined by the SEC, as a result of which (i) disposal by a Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine fairly the value of its net assets; or (c) the SEC by order so permits for the protection of shareholders of a Fund.


Any written request to redeem shares in amounts in excess of $100,000 must bear the signatures of all the registered holders of those shares. The signatures must be guaranteed by a national or state bank, trust company or a member of a national securities exchange. Information about any additional requirements for shares held in the name of a corporation, partnership, trustee, guardian or in any other representative capacity can be obtained from the transfer agent.


A Fund has the right to satisfy redemption requests by delivering securities from its investment portfolio rather than cash when it decides that distributing cash would not be in the best interests of shareholders. However, a Fund is obligated to redeem its shares solely in cash up to an amount equal to the lesser of $250,000 or 1% of its net assets for any one shareholder of a Fund in any 90-day period. To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the SEC. In the event such redemption is requested by institutional investors, the Fund will weigh the effects on nonredeeming shareholders in applying this policy. Securities distributed to shareholders may be difficult to sell and may result in additional costs to the shareholders.


Purchases and exchanges should be made for investment purposes only. The Funds reserve the right to reject any specific purchase or exchange request. In the event a Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed until the Fund receives further redemption instructions.

The Funds are not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Funds define a "market timer" as an individual, or entity acting on behalf of one or more individuals, if (i) the individual or entity makes three or more exchange requests out of any Fund per calendar year and (ii) any one of such exchange requests represents shares equal in value to -1/2 of 1% or more of the Fund's net assets at the time of the request. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

                    BROKERAGE ALLOCATION AND TRADING POLICIES


Subject to the supervision of the Board, Aeltus (or AIC, in the case of Technology Fund) has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is Aeltus' and AIC's policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. Aeltus (or AIC, in the case of Technology Fund) may also consider the sale of shares of the Funds and of other investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute the Funds' portfolio transactions or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to Aeltus' and AIC's duty to obtain best execution.



Aeltus (or AIC, in the case of Technology Fund) receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Funds. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Funds and other investment companies, services related to the execution of trades on behalf of a Fund, the providing of equipment used to communicate research information and specialized consultations with Company personnel with respect to computerized systems and data furnished to the Funds as a component of other research services. Aeltus and AIC consider the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. It is the policy of Aeltus and AIC, in selecting a broker to effect a particular transaction, to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided.


Research services furnished by brokers through whom the Funds effect securities transactions may be used by Aeltus in servicing all of its accounts; not all such services will be used by Aeltus or AIC to benefit the Funds.


Consistent with federal law, Aeltus or AIC may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The judgment of Aeltus and AIC, as to whether and how it will obtain the specific brokerage and research services, will be based upon an analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect Aeltus' or AIC's opinion as to which services and which means of payment are in the long-term best interests of the Funds.


Aeltus may buy or sell the same security at or about the same time for a Fund and another advisory client of Aeltus, including clients in which affiliates of Aeltus have an interest. AIC may also buy or sell the same security at or about the same time for a Fund and another advisory client of AIC, including clients in which affiliates of AIC have an interest. Either Aeltus or AIC, as the case may be, normally will aggregate the respective purchases or sales (including initial public offerings or IPOs), and then allocate as nearly as practicable on a pro rata basis in proportion to the amount to be purchased or sold. In the event that allocation is done other than on a pro rata basis, the main factors to be considered in determining the amounts to be allocated are the respective investment objectives of a Fund and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.

Brokerage commissions were paid as follows:


          FUND NAME             NOVEMBER 1, 2001 THROUGH MARCH 31, 2002
          ---------             ---------------------------------------
          Bond Fund                                0


FUND NAME                    FOR YEAR ENDED OCTOBER 31, 2001     FOR YEAR ENDED OCTOBER 31, 2000    FOR YEAR ENDED OCTOBER 31, 1999
---------                    -------------------------------     -------------------------------    -------------------------------
International Growth                     1,040,275                            1,133,982                            497419
Technology*                                 31,542                               24,168                               N/A
Balanced                                   179,504                              155,698                           106,837
Bond Fund                                    3,132                                3,575                               275
Index Plus LargeCap                        938,360                              760,175                           278,464
Index Plus MidCap                           40,785                               16,000                            11,440
Index Plus SmallCap                         17,767                               12,082                             7,225

* Technology commenced operations on March 1, 2000.

For the year ended October 31, 2001, commissions in the amounts listed below were paid with respect to portfolio transactions directed to certain brokers because of research services:

         COMPANY NAME             COMMISSIONS PAID ON TOTAL TRANSACTIONS
         ------------             --------------------------------------
International Growth                              44,518
Technology                                         7,199
Balanced                                          27,443
Index Plus LargeCap                              264,657
Index Plus MidCap                                    510
Index Plus SmallCap                                    0

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided such trades meet the terms of Rule 17a-7 under the 1940 Act.

                                 CODE OF ETHICS

The Funds, ING, ING Distributors and Aeltus and AIC have adopted Codes of Ethics (in accordance with Rule 17j-1 under the 1940 Act). The Codes of Ethics allow personnel subject to the Codes to invest in securities, including securities that may be purchased or held by a Fund. However, they are designed to prohibit a person from taking advantage of a Fund's trades or from acting on inside information. Each of the Codes of Ethics has been filed with and is available from the Securities and Exchange Commission.

                        SHAREHOLDER ACCOUNTS AND SERVICES

Systematic Investment

The Systematic Investment feature, using the EFT capability, allows you to make automatic monthly investments in any Fund. On the application, you may select the amount of money to be moved and the Fund in which it will be invested. In order to elect EFT, you must first have established an account, subject to the minimum amount specified in the Prospectus. Thereafter, the minimum monthly Systematic Investment is currently $50 per Fund, and we reserve the right to increase that amount. EFT transactions will be effective 15 days following the receipt by the Transfer Agent of your application. The Systematic Investment feature and EFT capability will be terminated upon total redemption of your shares. Payment of redemption proceeds will be held until a Systematic Investment has cleared, which may take up to 12 calendar days.

Shareholder Information

The Fund's transfer agent will maintain your account information. Account statements will be sent at least quarterly. A Form 1099 generally will also be sent each year by January 31. Annual and semiannual reports will also be sent to shareholders. The transfer agent may charge you a fee for special requests such as historical transcripts of your account and copies of canceled checks.

Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a consolidated statement showing your individual and IRA accounts. With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by other shareholders be shown on one consolidated statement. For example, information on your individual account, your IRA, your spouse's individual account and your spouse's IRA may be shown on one consolidated statement.

Automatic Cash Withdrawal Plan

The Automatic Cash Withdrawal Plan permits you to have payments of $100 or more automatically transferred from a Fund to your designated bank account on a monthly basis. To enroll in this plan, you must have a minimum balance of $10,000 in a Fund. Your automatic cash withdrawals will be processed on a regular basis beginning on or about the first day of the month. There may be tax consequences associated with these transactions. Please consult your tax adviser.

Check writing Service


Check writing is available with Class O shares of Money Market Fund. If the amount of the check is greater than the value of your shares, the check will be returned unpaid. In addition, checks written against shares purchased by check or Systematic Investment during the preceding 12 calendar days will be returned unpaid due to uncollected funds. You may select the check writing service by indicating your election on the application or by calling 1-866-BUY-FUND (866-289-3863). All notices with respect to checks must be given to the transfer agent.


Cross Investing

Dividend Investing     You may elect to have dividend and/or capital gains
distributions automatically invested in another Fund.

Systematic Exchange     You may establish an automatic exchange of shares from
one Fund to another. The exchange will occur on or about the 15th day of each month and must be for a minimum of $50 per month. Because this transaction is treated as an exchange, the policies related to the exchange privilege apply. There may be tax consequences associated with these exchanges. Please consult your tax adviser.




Cross investing may only be made in a Fund that has been previously established with the minimum investment. To request information or to initiate a transaction under either or both of these features, please call 1-866-BUY-FUND (866-289-3863).


Signature Guarantee

A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. The Company requires a medallion signature guarantee for redemption requests in amounts in excess of $100,000. In addition, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a medallion signature guarantee with your written redemption instructions regardless of the amount of redemption.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that signature guarantees are not provided by notaries public. The Company reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.

                                 NET ASSET VALUE


The NAV per share is computed by dividing Class O's pro-rata share of a Fund's net assets less any liabilities specifically attributable to Class O by the total number of shares outstanding for Class O. A Fund's net assets include, among other things, the market value of any securities held by the Fund, any dividends or interest accrued but not collected, other assets adjusted by certain liabilities incurred for the benefit of the Fund, such as payables for securities purchased and certain accrued expenses.


Securities of the Funds are generally valued by independent pricing services which have been approved by the Board. The values for equity securities traded on registered securities exchanges (except as otherwise noted below) are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price. Readily marketable securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market are valued at the mean of the current bid and asked prices as reported by independent pricing sources. Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Securities for which prices are not obtained from a pricing service are valued based upon the assessment of market-makers in those securities. Debt securities maturing in sixty days or less at the date of valuation, and all securities in Money Market, will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.


Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities used in computing the NAV of the shares of a Fund are determined as of the earlier of such market close or the closing time of the NYSE. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the NYSE, or when the foreign market on which such securities trade is closed but the NYSE is open, which will not be reflected in the computation of NAV. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.



                               TAX CONSIDERATIONS



The following discussion summarizes certain U.S. federal tax considerations generally affecting the Funds and their shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.



Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify and to be taxed as a regulated investment company, each Fund must, among other things: (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund's business of investing in stocks, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year. The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.



The status of the Funds as regulated investment companies does not involve government supervision of management or of their investment practices or policies. As a regulated investment company, a Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund currently intends to make distributions in accordance with the calendar year distribution requirement.



If, in any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund's distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends ( which may be eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.



         DISTRIBUTIONS



Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.



Distributions by a Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a shareholder's cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.



         ORIGINAL ISSUE DISCOUNT



Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.



Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.



         FOREIGN CURRENCY TRANSACTIONS



Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income.



         PASSIVE FOREIGN INVESTMENT COMPANIES



A Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which a Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.



A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a

PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that involves marking to market the Funds' PFIC stock at the end of each taxable year with the result that unrealized gains are treated as though they were realized and are reported as ordinary income; any mark-to-market losses, as well as loss from an actual disposition of PFIC stock, are reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.



         FOREIGN WITHHOLDING TAXES



Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.



Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.



         OPTIONS AND HEDGING TRANSACTIONS



The taxation of equity options (including options on narrow-based stock indices) and over-the-counter options on debt securities is governed by Code Section 1234. Pursuant to Code Section 1234, with respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.



Certain options and financial contracts in which the Funds may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.



Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.



A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.



Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.



Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.



Requirements relating to each Fund's tax status as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options and foreign currency forward contracts.



         SHORT SALES AGAINST THE BOX



If a Fund sells short "against the box," unless certain constructive sale rules (discussed above) apply, it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. The constructive sale rule, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully under "Options and Hedging Transactions" above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

         OTHER INVESTMENT COMPANIES



It is possible that by investing in other investment companies, a Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to each Fund may limit the extent to which each Fund will be able to invest in other investment companies.



         SALE OR OTHER DISPOSITION OF SHARES



Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.



In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.



         BACKUP WITHHOLDING



Each Fund generally will be required to withhold federal income tax at a rate equal to the fourth lowest tax rate applicable to unmarried individuals (30% for 2002 and 2003) ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish a Fund with the shareholder's correct taxpayer identification number or social security number and to make such certifications as a Fund may require, (2) the IRS notifies the shareholder or a Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.



         FOREIGN SHAREHOLDERS



Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short term capital gains) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.



The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.



         OTHER TAXES



Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. This discussion does not purport to deal with all of the tax consequences applicable to shareholders. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in a Fund.



                         CALCULATION OF PERFORMANCE DATA



Average Annual Total Return


Each Fund may, from time to time, include "total return" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                 P(1 + T)n = ERV

Where:   P    = a hypothetical initial payment of $1,000,
         T    = the average annual total return,
         n    = the number of years, and
         ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

All total return figures assume that all dividends are reinvested when paid.

From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

Average Annual Total Return (After Taxes On Distributions) Quotation

Each Fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                               P(1 + T)n = ATV(D)

Where:   P       = a hypothetical initial payment of $1,000,
         T       = the average annual total return (after taxes on
                   distributions),
         n       = the number of years, and
         ATV(D) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation

Each Fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                               P(1 + T)n = ATV(DR)

Where:   P        = a hypothetical initial payment of $1,000,
         T        = the average annual total return (after taxes on
                    distributions),
         n        = the number of years, and
         ATV(DR)  = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.


From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).


Money Market Yield


Current yield for the Money Market Fund will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular seven-day period, less a pro rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Funds assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)(365/7)] - 1

30-Day Yield for Certain Non-Money Market Funds

Quotations of yield for the other Funds will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                     a-b
                           Yield= 2[(--- + 1)(6) - 1]
                                     cd

Where: a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of 30 days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. For purposes of "b" above, Rule 12b-1 Plan expenses are included among the expenses accrued for the period. Any amounts representing sales charges will not be included among these expenses; however, the Fund will disclose the maximum sales charge as well as any amount or specific rate of any nonrecurring account charges. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

For purposes of this calculation, it is assumed that each month contains 30 days.

Undeclared earned income will be subtracted from the NAV per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

Dividend Yield

Bond Fund and ING Government Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on shares of a class from net investment income.

To calculate dividend yield, the most recent dividend of a class declared is multiplied by 12 (to annualize the yield) and divided by the current NAV. The formula is shown below:



            Dividend Yield = (Dividends paid x 12) / Net Asset Value

A Fund may also from time to time advertise its yield based on a 30-day or 90-day period ended on a date other than the most recent balance sheet included in the Fund's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based.

Any quotation of performance stated in terms of yield (whether based on a 30-day or 90-day period) will be given no greater prominence than the information prescribed under SEC rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for a Fund is the annualization of the Fund's distribution per share divided by the maximum offering price per share of a Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income and will assume the payment of the maximum sales load, including any applicable contingent deferred sales charge.

ADDITIONAL PERFORMANCE QUOTATIONS

Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Because these additional quotations will not reflect the maximum sales charge payable, these performance quotations will be higher than the performance quotations that reflect the maximum sales charge.

Total returns and yields are based on past results and are not necessarily a prediction of future performance.

                             PERFORMANCE COMPARISONS

In reports or other communications to shareholders or in advertising material, a Fund may compare the performance of its Class O Shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. If a Fund compares its performance to other funds or to relevant indexes, the Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results.


Class O shares were first offered on August 1, 2001. For periods prior to the Class O inception date, Class O performance will be derived from the historical performance of Class I shares, adjusted to reflect the fees and operating expenses applicable to Class O shares (particularly, Class O shares' 0.25% Rule 12b-1 service fee). Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Currently only International Growth Fund, Technology Fund, Bond Fund, Index Plus Large Cap Fund, Index Plus Mid Cap Fund and Index Plus Small Cap Fund offer Class O shares to the public.



The after-tax returns below are shown for Class A shares only. After-tax returns for Class O shares will vary. Class A shares would have substantially similar returns as Class O shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class O and Class A shares have different expenses. Performance of Class A shares also assumes the payment of the front-end sales charge applicable to that Class. Class O shares are not subject to a sales charge.



Total Return Quotations as of March 31, 2002:


CLASS O


FUND NAME            1 YEAR      5 YEARS      SINCE INCEPTION      INCEPTION DATE*
Bond Fund              N/A         N/A             1.64%             08/01/2001

BOND FUND                                   1 YEAR     5 YEARS     SINCE INCEPTION     INCEPTION DATE*
Class A                                     -0.78%      5.18%           5.40%            04/15/1994
Class A (after taxes on distributions)      -2.91%      3.00%           3.16%
Class A (after taxes on distributions
and sale of fund shares)                    -0.12%      3.09%           3.21%



Total Return Quotations as of October 31, 2001:


CLASS O

FUND NAME                                 1 YEAR      5 YEARS     SINCE INCEPTION    INCEPTION DATE*
Bond Fund                                  13.92%      6.87%           6.57%            01/03/1992
Index Plus Large Cap                      -26.16        N/A            9.63%            12/10/1996
International Growth                      -35.87%      4.41%           5.61%            01/03/1992
Index Plus Mid Cap                        -12.76%       N/A           11.39%            02/03/1998
Index Plus Small Cap                       -7.63%       N/A            1.92%            02/03/1998
Technology                                -55.18%       N/A          -43.95%            03/01/2000


AFTER-TAX RETURNS (CLASS A ONLY)



INDEX PLUS LARGECAP                       1 YEAR      5 YEARS     SINCE INCEPTION    INCEPTION DATE*
Class A                                   -16.79%      10.41           10.02%           12/10/1996
Class A (after taxes on distributions)    -16.99        9.29            8.91
Class A (after taxes on distributions
and sale of fund shares)                  -10.22        7.99            7.67

INDEX PLUS MIDCAP

Class A                                    -4.83%      13.15%            N/A            02/03/1998
Class A (after taxes on distributions)     -4.91       10.18             N/A
Class A (after taxes on distributions
and sale of fund shares)                   -2.94        9.41             N/A

INDEX PLUS SMALLCAP

Class A                                    -0.08%       4.29%            N/A            02/03/1998
Class A (after taxes on distributions)     -0.08        4.27             N/A
Class A (after taxes on distributions
and sale of fund shares)                   -0.05        3.46             N/A

INTERNATIONAL GROWTH

Class A                                   -30.28%       2.33%           5.18%           01/03/1992
Class A (after taxes on distributions)    -30.28       -1.22            2.64
Class A (after taxes on distributions     -18.44        0.97            3.42
and sale of fund shares)

TECHNOLOGY

Class A                                   -29.24%     -36.91%            N/A            03/01/2000
Class A (after taxes on distributions)    -29.24      -36.91             N/A
Class A (after taxes on distributions     -17.81      -28.26             N/A
and sale of fund shares)

----------
* THE INCEPTION DATES ABOVE REPRESENT THE COMMENCEMENT OF OPERATIONS, WHICH MAY NOT COINCIDE WITH THE EFFECTIVE DATE OF THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT THROUGH WHICH THE FUNDS WERE ADDED.



                              FINANCIAL STATEMENTS



The Financial Statements and the independent auditors' reports, thereon, appearing in the Company's Annual Reports for the fiscal period ended
May 31, 2002, March 31, 2002 (with respect to the Bond Fund) and the year ended October 31, 2001 (for the remaining Funds) are incorporated by reference in this Statement. The Company's Annual Reports are available upon request and without charge by calling 1-800-238-6263.

                       STATEMENT OF ADDITIONAL INFORMATION



                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                                 (800) 992-0180



                                 AUGUST 1, 2002



                              ING SERIES FUND, INC
                             Brokerage Cash Reserves








Brokerage Cash Reserves (Fund) is a series of Aetna Series Fund, Inc. (Company). This Statement of Additional Information (Statement) is not a Prospectus and should be read in conjunction with the Fund's current Prospectus dated August 1, 2002. Capitalized terms not defined herein are used as defined in the Prospectus.


The Fund's Financial Statements and the independent auditors' report thereon, included in the Company's Annual Report, are incorporated herein by reference in this Statement. A free copy of the Company's Annual Report and the Prospectus is available upon request by writing to: 7337 Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, or by calling 1-800-992-0180.

                                TABLE OF CONTENTS


TABLE OF CONTENTS............................................................    2
GENERAL INFORMATION..........................................................    3
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS...................................   16
THE INVESTMENT ADVISORY AGREEMENT............................................   16
EXPENSE LIMITATION AGREEMENTS................................................   18
THE SUBADVISORY AGREEMENT....................................................   19
THE ADMINISTRATIVE SERVICES AGREEMENT........................................   20
CUSTODIAN....................................................................   21
TRANSFER AGENT...............................................................   21
INDEPENDENT AUDITORS.........................................................   21
PRINCIPAL UNDERWRITER........................................................   21
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS..........................   22
PURCHASE AND REDEMPTION OF SHARES............................................   23
BROKERAGE ALLOCATION AND TRADING POLICIES....................................   25
SHAREHOLDER ACCOUNTS AND SERVICES............................................   26
NET ASSET VALUE..............................................................   26
TAX STATUS...................................................................   26
PERFORMANCE INFORMATION......................................................   29
FINANCIAL STATEMENTS.........................................................   30

                               GENERAL INFORMATION

On March 1, 2002, the name of the Company changed from Aetna Series Fund, Inc. to ING Series Fund, Inc.


INCORPORATION - The Company was incorporated under the laws of Maryland on June 17, 1991.



SERIES - The Company currently offers multiple series. Brokerage Cash Reserves is the only series offered through this Statement and the corresponding Prospectus.



CAPITAL STOCK - Fund shares are fully paid and nonassessable when issued. Fund shares have no preemptive or conversion rights. Each share of the Fund has the same rights to share in dividends declared by a Fund. Upon liquidation of the Fund, shareholders in the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.



VOTING RIGHTS - Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders. Generally, all shareholders of the Company have voting rights on all matters except matters affecting only the interests of one series. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.


The Fund's Articles of Incorporation may be amended by an affirmative vote of a majority of the shares at any meeting of shareholders or by written instrument signed by a majority of the Directors and consented to by a majority of the shareholders.


SHAREHOLDER MEETINGS - The Company is not required, and does not intend, to hold annual shareholder meetings. The Articles provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the Investment Company Act of 1940, as amended (1940 Act). If requested by the holders of at least 10% of the Company's outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.



1940 ACT CLASSIFICATION - The Company is an open-end management investment company, as that term is defined under the 1940 Act. The Fund is a diversified company, as that term is defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.


As a matter of operating policy, the Fund may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7 under the 1940 Act), except that the Fund may invest up to 25% of its total assets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number (1), as set forth below, would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 under the 1940 Act is amended in the future.

                 ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

The investment objective and certain investment policies of the Fund are matters of fundamental policy for purposes of the 1940 Act and therefore cannot be changed without the approval of a majority of the outstanding voting securities of the Fund. This means the lesser of (a) 67% of the shares of the Fund present at a shareholders' meeting if the holders of more than 50% of the shares of the Fund then outstanding are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Fund.

As a matter of fundamental policy, the Fund will not:

(1) with respect to 75% of the value of the Fund's total assets, hold more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities are excluded from this restriction;

(2) concentrate its investments in any one industry, although the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end user of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to the Fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; securities invested in, or repurchase agreements for, U.S. Government securities; and certificates of deposit, bankers' acceptances, and securities of banks;

(3) make loans, except that, to the extent appropriate under its investment program, the Fund may (i) purchase bonds, debentures or other debt instruments, including short-term obligations; (ii) enter into repurchase transactions; and (iii) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets;

(4) issue any senior security (as defined in the 1940 Act), except that (i) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; and (iii) subject to certain fundamental restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act;

(5) purchase real estate, interests in real estate or real estate limited partnership interests except that: (i) to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein; or (ii) the Fund may acquire real estate as a result of ownership of securities or other interests (this could occur for example if the Fund holds a security that is collateralized by an interest in real estate and the security defaults);

(6) invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities;

(7) borrow money, except that (i) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; and (ii) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time the loan is made;

(8) act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933 (1933 Act).

The Board has adopted the following other investment restrictions which may be changed by the Board and without shareholder vote. The Fund will not:

(1) make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions;

(2) invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof). The Fund may only purchase foreign securities or obligations that are U.S. dollar denominated;

(3)   invest in companies for the purpose of exercising control or management;

(4) purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;

(5) invest more than 10% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A under, or securities offered pursuant to Section 4(2) of, the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. Aeltus Investment Management, Inc. (Aeltus), the Sub-Adviser, shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

Where the Fund's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change. With respect to fundamental policy number (2), industry classifications are determined in accordance with the classifications established by the Standard & Poor's Corporation.

The Fund will invest at least 95% of its total assets in high-quality securities. High-quality securities are those receiving the highest credit rating by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and meet the conditions of Rule 2a-7 under the 1940 Act. High-quality securities may also include unrated securities if Aeltus determines the security to be of comparable quality.

The remainder of the Fund's assets will be invested in securities rated within the two highest rating categories by any two nationally recognized statistical rating organizations (or one, if only one rating organization has rated the security) and unrated securities if Aeltus determines the security to be of comparable quality. With respect to this group of securities, the Fund may not, however, invest more than 1% of the market value of its total assets or $1 million, whichever is greater, in the securities or obligations of a single issuer.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

ASSET-BACKED SECURITIES

The Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. The average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These securities may be subject to prepayment risk. In periods of declining interest rates, reinvestment would thus be made at lower and less attractive rates.

ZERO COUPON SECURITIES

The Fund may invest in zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Zero coupon securities are also subject to the risk that in the event of a default, the Fund may realize no return on its investment, because these securities do not pay cash interest.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with domestic banks and broker-dealers meeting certain size and creditworthiness standards approved by the Board. Under a repurchase agreement, the Fund may acquire a debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Such underlying debt instruments serving as collateral will meet the quality standards of the Fund. The market value of the underlying debt instruments will, at all times, be equal to the dollar amount invested even though the maturity of the underlying instruments may exceed the 397-day maturity limitation of the Fund. Repurchase agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them from the Fund. In that event, the Fund may incur (a) disposition costs in connection with liquidating the collateral, or (b) a loss if the collateral declines in value. Also, if the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, the Fund's ability to liquidate the collateral may be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of the Fund.

VARIABLE RATE DEMAND AND FLOATING RATE INSTRUMENTS

The Fund may invest in variable rate demand and floating rate instruments. Variable rate demand instruments held by the Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. The Fund will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. The Fund will invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by the Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days and which cannot be disposed of promptly within seven business days and in the usual course of business without taking a reduced price will be treated as illiquid securities.

BANK OBLIGATIONS

The Fund may invest in obligations issued by domestic or foreign banks (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit).

FOREIGN SECURITIES

The Fund may invest in foreign securities denominated in U.S. dollars. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse foreign political and economic developments and the possible imposition of exchange controls or other foreign governmental laws or restrictions. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign issuer than about a U.S. company, and foreign issuers may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. issuers. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. In addition, the Company might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.

All these risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East, than in more established markets, such as Western Europe.

SUPRANATIONAL AGENCIES

The Fund may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. Government.

Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

BORROWING

The Fund may borrow up to 5% of the value of its total assets from a bank for temporary or emergency purposes. The Fund does not intend to borrow.

MATURITY POLICIES

The average dollar-weighted maturity of securities in the Fund's portfolio will not exceed ninety days. In addition, all investments in the Fund's portfolio will have a maturity at the time of purchase, as defined under the federal securities laws, of 397 calendar days or less.

                             DIRECTORS AND OFFICERS


MANAGEMENT OF THE FUND


Set forth in the table below is information about each Director of the Fund.





                                                                                                                       NUMBER OF
                                                                                                                     PORTFOLIOS IN
                                                    TERM OF OFFICE                                                    FUND COMPLEX
                                   POSITION(S)       AND LENGTH OF      PRINCIPAL OCCUPATION(S) DURING THE PAST 5     OVERSEEN BY
NAME, ADDRESS AND AGE            HELD WITH FUND     TIME SERVED (1)                       YEARS                         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

ALBERT E. DEPRINCE, JR.              Director          Since 1998      Director, Business and Economic Research            50
3029 St. Johns Drive                                                   Center (1999 - Present) and Professor of
Murfreesboro, Tennessee                                                Economics and Finance, Middle Tennessee
Age 61                                                                 State University (1991 - Present).

MARIA T. FIGHETTI                    Director          Since 1994      Associate Commissioner, Contract Management         50
325 Piermont Road                                                      - Health Services for New York City
Closter, New Jersey                                                    Department of Mental Health, Mental
Age 58                                                                 Retardation and Alcohol Services (1996 -
                                                                       Present).

DAVID L. GROVE                       Director          Since 1991      Private Investor and Economic/Financial             50
5 The Knoll                                                            Consultant (December 1985 - Present).
Armonk, New York
Age 84

SIDNEY KOCH                          Director          Since 1994      Financial Adviser and Self-Employed                 50
455 East 86th Street                                                   (January 1993 - Present).
New York, New York
Age 67

CORINE T. NORGAARD                   Director          Since 1991      Dean, Barney School of Business, University         50
556 Wormwood Hill                                                      of Hartford (August 1996 - Present).
Mansfield Center, Connecticut
Age 65



NAME, ADDRESS AND AGE                  OTHER DIRECTORSHIPS HELD BY DIRECTOR
---------------------------------------------------------------------------
INDEPENDENT DIRECTORS

ALBERT E. DEPRINCE, JR.                                None
3029 St. Johns Drive
Murfreesboro, Tennessee
Age 61

MARIA T. FIGHETTI                                      None
325 Piermont Road
Closter, New Jersey
Age 58


DAVID L. GROVE                                         None
5 The Knoll
Armonk, New York
Age 84

SIDNEY KOCH                                            None
455 East 86th Street
New York, New York
Age 67

CORINE T. NORGAARD                                     None
556 Wormwood Hill
Mansfield Center, Connecticut
Age 65

                                                                                                                       NUMBER OF
                                                                                                                     PORTFOLIOS IN
                                                    TERM OF OFFICE                                                    FUND COMPLEX
                                   POSITION(S)       AND LENGTH OF      PRINCIPAL OCCUPATION(S) DURING THE PAST 5     OVERSEEN BY
NAME, ADDRESS AND AGE            HELD WITH FUND     TIME SERVED (1)                       YEARS                         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
EDWARD T. O'DELL                     Director          Since 2002      Formerly, Partner/Chairman of Financial             50
90 Wildwood Road                                                       Service Group, Goodwin Proctor LLP (January
Andover, MA 01810                                                      1970 - September 2000); Chairman,
Age 66                                                                 Committee I - International Bar Association
                                                                       (1995 - 1999).
DIRECTORS WHO ARE "INTERESTED PERSONS"

J. SCOTT FOX(2)                      Director          Since 1997      Chief Executive Officer (July 2001 -                50
10 State House Square                                                  Present), President (April 2001 - Present),
Hartford, Connecticut                                                  Director and Chief Operating Officer (April
AGE:  47                                                               1996 - Present), Aeltus Investment
                                                                       Management, Inc. Executive Vice President
                                                                       (April 2001 - Present), Director and Chief
                                                                       Operating Officer (February 1995 -
                                                                       Present), Aeltus Capital Inc. Formerly,
                                                                       Chief Financial Officer (April 1996 - July
                                                                       2001) and Managing Director (April 1996 -
                                                                       April 2001), Aeltus Investment Management,
                                                                       Inc.; Chief Financial Officer, Managing
                                                                       Director (February 1995 - April 2001),
                                                                       Aeltus Capital, Inc; Senior Vice President
                                                                       - Operations, Aetna Life Insurance and
                                                                       Annuity Company (March 1997 - December
                                                                       1997).

THOMAS J. MCINERNEY(3)               Director          Since 2002      Chief Executive Officer, ING U.S. Financial         154
7337 E. Doubletree Ranch Rd.                                           Services (September 2001 - Present);
Scottsdale, Arizona 85258                                              General Manager and Chief Executive
AGE:  46                                                               Officer, ING U.S. Worksite Financial
                                                                       Services (December 2000 - Present); Member,
                                                                       ING Americas Executive Committee (2001 -
                                                                       Present); President, Chief Executive
                                                                       Officer and Director of Northern Life
                                                                       Insurance Company (2001 - Present), ING
                                                                       Aeltus Holding Company, Inc. (2000 -
                                                                       Present), ING Retail Holding Company (2000
                                                                       - Present), ING Life Insurance and Annuity
                                                                       Company (1997 - Present) and ING Retirement
                                                                       Holdings, Inc. (1997 - Present).  Formerly,
                                                                       General Manager and Chief Executive
                                                                       Officer, ING Worksite Division (December
                                                                       2000 - October 2001), President, ING-SCI,
                                                                       Inc. (August 1997 - December 2000);
                                                                       President, Aetna Financial Services (August
                                                                       1997 - December 2000); Head of National
                                                                       Accounts, Core Sales and Marketing, Aetna
                                                                       U.S. Healthcare (April 1996 - March 1997);
                                                                       Head of Corporate Strategies, Aetna Inc.
                                                                       (July 1995 - April 1996) and has held a
                                                                       variety of line and corporate staff
                                                                       positions since 1978.



NAME, ADDRESS AND AGE                  OTHER DIRECTORSHIPS HELD BY DIRECTOR
--------------------------------------------------------------------------------
EDWARD T. O'DELL                                         None
90 Wildwood Road
Andover, MA 01810
Age 66

DIRECTORS WHO ARE "INTERESTED PERSONS"

J. SCOTT FOX(2)                         Director, IPC Financial Network, Inc.
10 State House Square                          (January 2001 - Present)
Hartford, Connecticut
AGE:  47

THOMAS J. MCINERNEY(3)               Mr. McInerney serves as a Director/Trustee
7337 E. Doubletree Ranch Rd.         of Aeltus Investment Management, Inc. (1997
Scottsdale, Arizona 85258            to present); each of the Aetna Funds (April
AGE:  46                             2002 to present); the Ameribest Life
                                     Insurance Co. (2001 to present);  Equitable
                                     Life Insurance Co. (2001 to present); First
                                     Columbine Life Insurance Co. (2001 to
                                     present); Golden American Life Insurance
                                     Co. (2001 to present); Life Insurance
                                     Company of Georgia (2001 to present);
                                     Midwestern United Life Insurance Co. (2001
                                     to present); ReliaStar Life Insurance Co.
                                     (2001 to present); Security Life of Denver
                                     (2001 to present); Security Connecticut
                                     Life Insurance Co. (2001 to present);
                                     Southland Life Insurance Co. (2001 to
                                     present); USG Annuity and Life Company
                                     (2001 to present); and United Life and
                                     Annuity Insurance Co. Inc (March 2001 to
                                     present), and a Trustee of the GCG Trust
                                     (February 2002 to present).  Mr. McInerney
                                     is a member of the Board of the National
                                     Commission on Retirement Policy; the
                                     Governor's Council on Economic
                                     Competitiveness and Technology of
                                     Connecticut; the Board of Directors of the
                                     Connecticut Business and Industry
                                     Association; the Board of Trustees of the
                                     Bushnell; the Board for the Connecticut
                                     Forum; and the Board of the Metro Hartford
                                     Chamber of Commerce; and is Chairman of
                                     Concerned Citizens for Effective Government

(1) Directors/Trustees serve until their successors are duly elected and qualified.



(2) Mr. Fox is an "Interested Person", as defined in the 1940 Act, because of his affiliation with Aeltus Investment Management, Inc., an affiliate of ING Investments, LLC.



(3) Mr. McInerney is an "Interested Person", as defined in the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

OFFICERS

Information about the Funds' officers are set forth in the table below:



    NAME, ADDRESS AND AGE        POSITIONS HELD WITH THE FUND      TERM OF OFFICE AND LENGTH OF TIME SERVED (1)
-----------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY                President, Chief Executive       March 2002 - Present
7337 E. Doubletree Ranch Rd.      Officer and Chief               (for ING Funds)
Scottsdale, Arizona 85258         Operating Officer
Age:  52
                                 President, Chief Executive       February 2001 - March 2002
                                  Officer and Chief               (for Pilgrim Funds)
                                  Operating Officer

                                 Chief Operating Officer          July 2000 - February 2001
                                                                  (for Pilgrim Funds)
-----------------------------------------------------------------------------------------------------------------
STANLEY D. VYNER                 Executive Vice President         March 2002 - Present
7337 E. Doubletree Ranch Rd.                                      (for the ING Funds)
Scottsdale, Arizona 85258
Age:  51                         Executive Vice President         July 1996 - March 2002
                                                                  (for international portfolios of the Pilgrim
                                                                   Funds)
-----------------------------------------------------------------------------------------------------------------
MARY LISANTI                     Executive Vice President         March 2002 - Present
7337 E. Doubletree Ranch Rd.                                      (for ING Funds)
Scottsdale, Arizona 85258
Age:  45                         Executive Vice President         May 1998 - March 2002
                                                                  (for domestic equity portfolios of the Pilgrim
                                                                   Funds)



    NAME, ADDRESS AND AGE              PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS (2)
----------------------------------------------------------------------------------------------------
JAMES M. HENNESSY                President and Chief Executive Officer of ING Capital Corporation,
7337 E. Doubletree Ranch Rd.      LLC, ING Funds Services, LLC, ING Advisors, Inc., ING
Scottsdale, Arizona 85258         Investments, LLC, Lexington Funds Distributor, Inc., Express
Age:  52                          America T.C. Inc. and EAMC Liquidation Corp. (since December
                                  2001); Executive Vice President and Chief Operating Officer of
                                  ING Quantitative Management, Inc. (since October 2001) and ING
                                  Funds Distributor, Inc. (since June 2000).  Formerly, Senior
                                  Executive Vice President (June 2000 - December 2000) and
                                  Secretary (April 1995 - December 2000) of ING Capital
                                  Corporation, LLC, ING Funds Services, LLC, ING Investments, LLC,
                                  ING Advisors, Inc., Express America T.C. Inc., and EAMC
                                  Liquidation Corp.; and Executive Vice President, ING Capital
                                  Corporation, LLC and its affiliates (May 1998 - June 2000) and
                                  Senior Vice President, ING Capital Corporation, LLC and its
                                  affiliates (April 1995 - April 1998).
----------------------------------------------------------------------------------------------------
STANLEY D. VYNER                 Executive Vice President of ING Advisors, Inc. and ING
7337 E. Doubletree Ranch Rd.      Investments, LLC (since July 2000) and Chief Investment Officer
Scottsdale, Arizona 85258         of the International Portfolios, ING Investments, LLC (since
Age:  51                          July 1996).  Formerly, President and Chief Executive Officer of
                                  ING Investments, LLC (August 1996 - August 2000).
----------------------------------------------------------------------------------------------------
MARY LISANTI                     Executive Vice President of ING Investments, LLC and ING
7337 E. Doubletree Ranch Rd.      Advisors, Inc. (since November 1999) and of ING Quantitative
Scottsdale, Arizona 85258         Management, Inc. (since July 2000); Chief Investment Officer of
Age:  45                          the Domestic Equity Portfolios, ING Investments, LLC (since
                                  1999).  Formerly, Executive Vice President and Chief Investment
                                  Officer for the Domestic Equity Portfolios of Northstar
                                  Investment Management Corporation, whose name changed to Pilgrim
                                  Advisors, Inc. and subsequently became part of ING Investments,
                                  LLC  (May 1998 - October 1999); Portfolio Manager with Strong
                                  Capital Management (May 1996 - 1998); a Managing Director and
                                  Head of Small- and Mid-Capitalization Equity Strategies at
                                  Bankers Trust Corp. (1993-1996).

    NAME, ADDRESS AND AGE        POSITIONS HELD WITH THE FUND      TERM OF OFFICE AND LENGTH OF TIME SERVED (1)
----------------------------------------------------------------------------------------------------------------
MICHAEL J. ROLAND                Executive Vice President,        March 2002 - Present
7337 E. Doubletree Ranch Rd.      Assistant Secretary and         (for ING Funds)
Scottsdale, Arizona 85258         Principal Financial Officer
Age:  43
                                 Senior Vice President and        June 1998 - March 2002
                                  Principal Financial Officer     (for Pilgrim Funds)
----------------------------------------------------------------------------------------------------------------
RALPH G. NORTON III              Senior Vice President            March 2002 - Present
7337 E. Doubletree Ranch Rd.                                      (for ING Funds)
Scottsdale, Arizona 85258
Age: 42                          Senor Vice President             August 2001 - March 2002
                                                                  (for fixed income portfolios of the Pilgrim
                                                                   Funds)
----------------------------------------------------------------------------------------------------------------
ROBERT S. NAKA                   Senior Vice President and        March 2002 - Present
7337 E. Doubletree Ranch Rd.      Assistant Secretary             (for the ING Funds)
Scottsdale, Arizona 85258
Age:  38                         Senior Vice President and        November 1999 - March 2002
                                  Assistant Secretary             (for Pilgrim Funds)

                                 Assistant Secretary              July 1994 - November 1999
                                                                  (for Pilgrim Funds)
----------------------------------------------------------------------------------------------------------------
ROBYN L. ICHILOV                 Vice President and Treasurer     March 2002 - Present
7337 E. Doubletree Ranch Rd.                                      (for ING Funds)
Scottsdale, Arizona 85258        Vice President and Treasurer
Age:  34                                                          May 1998 - March 2002
                                 Vice President                   (for Pilgrim Funds)

                                                                  November 1997 - May 1998
                                                                  (for Pilgrim Funds)
----------------------------------------------------------------------------------------------------------------
KIMBERLY A. ANDERSON             Vice President and Secretary     March 2002 - Present
7337 E. Doubletree Ranch Rd.                                      (for ING Funds)
Scottsdale, Arizona 85258
Age:  37                                                          February 2001 - March 2002
                                                                  (for Pilgrim Funds)



    NAME, ADDRESS AND AGE              PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS (2)
----------------------------------------------------------------------------------------------------
MICHAEL J. ROLAND                Executive Vice President, Chief Financial Officer and Treasurer
7337 E. Doubletree Ranch Rd.      of ING Funds Services, LLC, ING Funds Distributor, Inc., ING
Scottsdale, Arizona 85258         Advisors, Inc., ING Investments, LLC, ING Quantitative
Age:  43                          Management, Inc., Lexington Funds Distributor, Inc., Express
                                  America T.C. Inc. and EAMC Liquidation Corp. (since December
                                  2001).  Formerly, Senior Vice President, ING Funds Services,
                                  LLC, ING Investments, LLC, and ING Funds Distributor, Inc. (June
                                  1998 - December 2001) and Chief Financial Officer of Endeavor
                                  Group (April 1997 - June 1998).
----------------------------------------------------------------------------------------------------
RALPH G. NORTON III              Senior Vice President of ING Investment Advisors, Inc. and ING
7337 E. Doubletree Ranch Rd.      Investments, LLC (since October 2001) and Chief Investment
Scottsdale, Arizona 85258         Officer of the Fixed Income Portfolios, ING Investments, LLC
Age: 42                           (since October 2001).  Formerly, Senior Market Strategist,
                                  Aeltus Investment Management, Inc. (January 2001 - August 2001)
                                  and Chief Investment Officer, ING Investments, LLC  (1990 -
                                  January 2001).
----------------------------------------------------------------------------------------------------
ROBERT S. NAKA                   Senior Vice President and Assistant Secretary of ING Funds
7337 E. Doubletree Ranch Rd.      Services, LLC, ING Funds Distributor, Inc., ING Advisors, Inc.,
Scottsdale, Arizona 85258         ING Investments, LLC, ING Quantitative Management, Inc. (since
Age:  38                          October 2001) and Lexington Funds Distributor, Inc. (since
                                  December 2001).  Formerly, Vice President, ING Investments, LLC
                                  (April 1997 - October 1999), ING Funds Services, LLC (February
                                  1997 - August 1999) and Assistant Vice President, ING Funds
                                  Services, LLC (August 1995 - February 1997).
----------------------------------------------------------------------------------------------------
ROBYN L. ICHILOV                 Vice President of ING Funds Services, LLC (since October 2001)
7337 E. Doubletree Ranch Rd.      and ING Investments, LLC (since August 1997); Accounting
Scottsdale, Arizona 85258         Manager, ING Investments, LLC (since November 1995).
Age:  34
----------------------------------------------------------------------------------------------------
KIMBERLY A. ANDERSON             Vice President for ING Quantitative Management, Inc. (since
7337 E. Doubletree Ranch Rd.      October 2001); Vice President and Assistant Secretary of ING
Scottsdale, Arizona 85258         Funds Services, LLC, ING Funds Distributor, Inc., ING Advisors,
Age:  37                          Inc., ING Investments, LLC (since October 2001) and Lexington
                                  Funds Distributor, Inc. (since December 2001).  Formerly,
                                  Assistant Vice President of ING Funds Services, LLC (November
                                  1999 - January 2001) and has held various other positions with
                                  ING Funds Services, LLC for more than the last five years.

BOARD OF DIRECTORS


The Board of Directors governs the Fund and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the ING Funds' activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.


Committees


The Board of Directors has an Audit Committee whose function is to meet with the independent auditors of each Company to review the scope of the Company's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists Dr. DePrince, Ms. Fighetti, Dr. Grove, Mr. Koch, Ms. Norgaard and Mr. O'Dell (collectively the "Independent Directors"). Ms. Fighetti currently serves as Chairman and Ms. Norgaard currently serves as Vice Chairman of the Committee. The Audit Committee held two (2) meetings during the last calendar year.



The Board of Directors has formed a Contract Committee whose function is to consider, evaluate and make recommendations to the full Board of Directors concerning contractual arrangements with service providers to the Funds and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with any Fund or its shareholders. The Contract Committee currently consists of the Independent Directors. Dr. DePrince currently serves as Chairman and Mr. Koch currently serves as Vice Chairman of the Committee. The Contract Committee held five (5) meetings during the last calendar year.



The Board of Directors has established a Nominating Committee for the purpose of considering and presenting to the Board of Directors candidates it proposes for nomination to fill Independent Director vacancies on the Board of Directors. The Nominating Committee currently consists of the Independent Directors. Dr. Grove currently serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. No Nominating Committee meetings were held during the last calendar year.





DIRECTOR OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Director.


                                                                                                     AGGREGATE DOLLAR RANGE OF
                                                                                                       EQUITY SECURITIES IN
                                                                 DOLLAR RANGE OF                     ALL REGISTERED INVESTMENT
                                                          EQUITY SECURITIES IN THE FUND                COMPANIES OVERSEEN BY
                                                              AS OF DECEMBER 31, 2002                  DIRECTOR IN FAMILY OF
       NAME OF DIRECTOR                                       BROKERAGE CASH RESERVES                   INVESTMENT COMPANIES
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
Albert E. DePrince, Jr.                                                 None                              Over $100.000
Maria T. Fighetti                                                       None                                   none
David L. Grove                                                          None                                   none
Sidney Koch                                                             None                            $10,0000 - $50,000
Corine T. Norgaard                                                      None                              over $100,000
Richard G. Scheide*                                                     None                                   None
DIRECTORS WHO ARE "INTERESTED PERSONS"
J. Scott Fox                                                            None                              over $100,000
John G. Turner                                                          None                                   None



* Mr. Scheide retired effective May 31, 2002.

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES


Set forth in the table below is information regarding each Independent Director's (and his or her immediate family members) share ownership in securities of the Fund's investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Fund (not including registered investment companies) as of December 31, 2001.



                                NAME OF OWNERS AND
                                  RELATIONSHIP TO                                                             PERCENTAGE OF
    NAME OF DIRECTOR                 DIRECTOR           COMPANY      TITLE OF CLASS    VALUE OF SECURITIES        CLASS
---------------------------------------------------------------------------------------------------------------------------
Albert E. DePrince, Jr.                 N/A               N/A             N/A                  $0                  N/A
---------------------------------------------------------------------------------------------------------------------------
Maria T. Fighetti                       N/A               N/A             N/A                  $0                  N/A
---------------------------------------------------------------------------------------------------------------------------
David L. Grove                          N/A               N/A             N/A                  $0                  N/A
---------------------------------------------------------------------------------------------------------------------------
Sidney Koch                             N/A               N/A             N/A                  $0                  N/A
---------------------------------------------------------------------------------------------------------------------------
Corine T. Norgaard                      N/A               N/A             N/A                  $0                  N/A
---------------------------------------------------------------------------------------------------------------------------
Richard G. Scheide*                     N/A               N/A             N/A                  $0                  N/A
---------------------------------------------------------------------------------------------------------------------------



* MR. SCHEIDE RETIRED EFFECTIVE MAY 31, 2002.


DIRECTOR COMPENSATION


During the fiscal year ended March 31, 2002, members of the Board who are also directors, officers or employees of ING and its affiliates were not entitled to any compensation from the Company. For the fiscal year ended March 31, 2002, the unaffiliated members of the Board received compensation in the amounts included in the following table. None of these Directors was entitled to receive pension or retirement benefits.



                                                                                 PENSION OR          TOTAL COMPENSATION FROM THE
               NAME OF PERSON                     AGGREGATE COMPENSATION     RETIREMENT BENEFITS    COMPANY AND FUND COMPLEX PAID
                  POSITION                            FROM THE COMPANY             ACCRUED                   TO DIRECTORS
---------------------------------------------------------------------------------------------------------------------------------
          Albert E. DePrince, Jr.*                        $18,220                    N/A                       $102,000
  Director, Chairperson Contract Committee
---------------------------------------------------------------------------------------------------------------------------------
             Maria T. Fighetti*                            17,011                    N/A                        95,230
  Director, Chairperson Audit Committee**
---------------------------------------------------------------------------------------------------------------------------------
              David L. Grove*                              16,798                    N/A                        94,041
                  Director
---------------------------------------------------------------------------------------------------------------------------------
                Sidney Koch                                16,873                    N/A                        94,459
                  Director
---------------------------------------------------------------------------------------------------------------------------------
              Corine Norgaard                              16,434                    N/A                        92,000
 Director, Chairperson Nominating Committee
---------------------------------------------------------------------------------------------------------------------------------
           Richard G. Scheide ***                          17,107                    N/A                        95,770
                  Director
---------------------------------------------------------------------------------------------------------------------------------


* During the year ended October 31, 2001, Ms. Fighetti, Grove and Dr. DePrince deferred $24,000, $94,041 and $48,300, respectively, of their compensation from the Fund Complex.


** Ms. Fighetti replaced Mr. Scheide as Chairperson of Audit Committee as of April 2001.



*** Mr. Scheide retired effective May 31, 2002.

Prior to 1997, Dr. Grove participated in a deferred compensation plan (the "Original Plan") pursuant to which compensation he received as a director for certain subsidiaries of Aetna Inc. and subsequently received as a Trustee or Director of one or more of the Funds was deferred. Under the terms of the Original Plan, any amounts owed to Dr. Grove were a liability of Aetna Inc. Upon the sale of certain subsidiaries of Aetna Inc. to ING, ING assumed the liability for these amounts. In connection with the termination of the Original Plans, the amount owed to Dr. Grove, approximately $844,000, are expected to be paid to him before March 31, 2002.





                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


To the knowledge of the Fund, the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation (Pershing) owned of record 100% of the outstanding shares of the Fund as of June 30, 2002. Pershing's corporate address is 1 Pershing Plaza, Jersey City, NJ 07399-0002.



As of June 30, 2002, the Directors and officers as a group owned less than 1% of any class of each Fund's outstanding shares.


                        THE INVESTMENT ADVISORY AGREEMENT





The investment adviser for the Fund is ING Investments, LLC ("Investment Adviser" or "ING Investments") which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. The Investment Adviser, subject to the authority of the Directors of the Fund, has the overall responsibility for the management of the Fund's portfolio subject to delegation of certain responsibilities to other investment advisers (each a "Sub-Adviser" and collectively, "Sub-Advisers"): Aeltus Investment Management, Inc. ("Aeltus") as Sub-Adviser to the Fund. The Investment Adviser and Aeltus are direct, wholly owned subsidiaries of ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees.



On February 26, 2001, the name of the Investment Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Adviser was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC." Prior to March 31, 2002, Aeltus served as investment adviser to all the Funds.



The Investment Adviser serves pursuant to an Investment Management Agreement between the Investment Adviser and the Fund. The Investment Management Agreement requires the Investment Adviser to oversee the provision of all investment advisory and portfolio management services for the Fund. Pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement") the Investment Adviser has delegated certain management responsibilities to the Sub-Adviser of the Fund. The Investment Adviser oversees the investment management of the Sub-Adviser.



The Investment Management Agreement requires the Investment Adviser to provide, subject to the supervision of the Board of Directors, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund's assets and the purchase or sale of its portfolio securities. The Investment Adviser also provides investment research and analysis. The Investment Management Agreement provides that the Investment Adviser is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Agreement.



After an initial term through December 31, 2002, each Investment Management Agreement and Sub-Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Directors or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.



In approving the Investment Management Agreement, the Board considered a number of factors, including, but not limited to: (1) ING Investment's experience in overseeing sub-advisers for other mutual funds for which ING Investments serves as investment adviser; (2) the performance of the mutual funds for which ING Investments currently serves as investment adviser; (3) the depth and experience of ING Investments and the financial strength of ING; (4) the nature and quality of the services provided by ING Investments; (5) the advisory fees imposed under the Investment Management Agreement; (6) the fact that Aeltus, the former investment adviser, will continue to manage all the Funds (except the Aetna Technology Fund) in its capacity as the sub-adviser, and accordingly the current portfolio managers of the Funds are generally expected to remain unchanged; (7) the projected expense ratios for each Fund; (8) the commonality of terms of the Investment Management Agreements and former agreements; and (9) the fairness of the compensation payable to ING Investments under the Investment Management Agreement in light of the services provided. The Board was advised by independent legal counsel with respect to these matters.



In considering the approval of the Sub-Advisory Agreement, the Board considered, among other things, the nature and quality of the advisory services that have been rendered by Aeltus to the Fund in its capacity as the Fund's adviser and, in particular, the qualifications of Aeltus' professional staff and information related to Aeltus' past performance. Moreover, the Board noted that the overall advisory fees would remain the same and that the advisory services to be provided by Aeltus under the Sub-Advisory Agreement would be materially the same as the advisory services provided by Aeltus under the former advisory agreement. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, on behalf of the Fund, including the unanimous vote of the Independent Directors, approved the Sub-Advisory Agreement.



In reviewing the terms of the Investment Management Agreement and Sub-Advisory Agreement and in discussions with the Investment Adviser concerning such Investment Management Agreement and Sub-Advisory Agreement, the Independent Directors were represented by independent legal counsel. Based upon its review, the Board of Directors has determined that the Investment Management Agreement and Sub-Advisory Agreement are in the interests of the Fund and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Directors of the Fund, including the unanimous vote of the Independent Directors, approved the Investment Management Agreement and Sub-Advisory Agreement.



The Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Directors or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Investment

Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).



As of June 30, 2002, the Investment Adviser had assets under management of over $ 34.6 billion.



The Investment Adviser bears the expense of providing its services and pays the fees of the Sub-Adviser. For its services, the Fund pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets during the month:



        RATE                  AVERAGE DAILY NET ASSETS
        ----                  ------------------------
       0.20%                    On first $1 billion
       0.19%                     On next $2 billion
       0.18%                      Over $3 billion


For the years ended October 31, 2001 and October 31, 2000, and the period from September 7, 1999 (commencement of operations) to October 31, 1999, investment advisory fees were paid to Aeltus (investment adviser to the Fund prior to March 1, 2002) as follows:


Period from March 1, 2002 to March 31, 2002:



                  TOTAL INVESTMENT ADVISORY FEES            WAIVER            NET ADVISORY FEES PAID
                  ------------------------------            ------            ----------------------
                              $65,422                       $29,597                  $35,825



Period from November 1, 2001 to February 28, 2002:



                  TOTAL INVESTMENT ADVISORY FEES            WAIVER            NET ADVISORY FEES PAID
                  ------------------------------            ------            ----------------------
                             $264,521                      $115,271                  $149,250



Year ended October 31, 2001



                  TOTAL INVESTMENT ADVISORY FEES            WAIVER            NET ADVISORY FEES PAID
                  ------------------------------            ------            ----------------------
                             $750,023                      $368,858                  $381,165



Year ended October 31, 2000



                  TOTAL INVESTMENT ADVISORY FEES            WAIVER            NET ADVISORY FEES PAID
                  ------------------------------            ------            ----------------------
                             $633,835                      $242,526                  $391,309




Period from September 7, 1999 to October 31, 1999



                  TOTAL INVESTMENT ADVISORY FEES            WAIVER            NET ADVISORY FEES PAID
                  ------------------------------            ------            ----------------------
                              $80,456                       $80,456                     $0


                          EXPENSE LIMITATION AGREEMENTS


ING has entered into an expense limitation agreement with the Fund, pursuant to which ING had agreed to waive or limit their fees. In connection with these agreements and certain U.S. tax requirements, ING will assume other expenses so that the total annual ordinary operating expenses of the Fund (which excludes interest, brokerage commissions, extraordinary expenses such as litigation, or other expenses not incurred in the normal course of the Fund's business, and expenses of any counsel or other persons or services retained by the Company's Directors who are not "interested persons" (as defined in the 1940 Act) of the investment adviser or sub-adviser do not exceed 0.95%.

The Fund will at a later date reimburse ING for management fees waived and other expenses assumed by ING during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. ING will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.


The expense limitation agreement provides that these expense limitations shall continue until March 31, 2003. Thereafter, the agreement will automatically renew for a one-year term unless ING provides written notice of the termination of the agreement to the Fund at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or it may be terminated by the Fund, without payment of any penalty, upon ninety (90) days' prior written notice to ING at its principal place of business.



                             SUB-ADVISORY AGREEMENT






The Investment Management Agreement for the Fund provides that the Investment Adviser, with the approval of the Fund's Board of Directors, may select and employ a Sub-Adviser for the Fund, and shall monitor the Sub-Advisers' investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions. The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Adviser, executive salaries and expenses of the Directors and officers of a Fund who are employees of the Investment Adviser or its affiliates and office rent of a Fund. The Sub-Adviser pays all of its expenses arising from the performance of their obligations under the Sub-Advisory Agreements.



Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Fund is borne by the Fund, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating the Fund's net asset value; taxes, if any, and the preparation of the Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Fund under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the Fund who are not employees of the Investment Adviser or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.



The Sub-Advisory Agreement may be terminated without payment of any penalties by the Investment Adviser, the Directors, on behalf of the Fund, or the shareholders of the Fund upon 60 days' prior written notice. Otherwise, the Sub-Advisory Agreement will remain in effect through December 31, 2002 and will, thereafter, continue in effect from year to year, subject to the annual approval of the appropriate Board of Directors, on behalf of the Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors, on behalf of the Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party.



Pursuant to the Sub-Advisory Agreement between the Investment Adviser and Aeltus, Aeltus acts as Sub-Adviser to the Fund. In this capacity, Aeltus, subject to the supervision and control of the Investment Adviser and the Board of Directors, on behalf of the Fund, manages the Fund's portfolio investments consistently with the Fund's investment objectives, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. Aeltus is located at 10 State House Square, Hartford, Connecticut 06103-3602. Aeltus is a wholly owned subsidiary of ING Group.



As compensation to the Sub-Adviser for its services, the Investment Adviser pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets managed during the month as set forth in the table below:


                     ADVISORY FEE                           ASSETS
                     ------------                           ------
                        0.090%                       on first $1 billion
                        0.086%                        on next $2 billion
                        0.081%                         over $3 billion





Based upon its review, the Board determined that the Sub-Advisory Agreement for the Fund was in the interests of the Fund and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Directors, approved the Sub-Advisory Agreement.



                        ADMINISTRATIVE SERVICES AGREEMENT






ING Funds Services, LLC ("ING Funds Services" or the "Administrator") serves as administrator for all the Funds pursuant to Administrative Services Agreements. Subject to the supervision of the Board of Directors, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Funds' business, except for those services performed by the Investment Adviser under the Investment Management Agreements, the custodian for the Funds under the Custodian Agreements, the transfer agent for the Funds under the Transfer Agency Agreements, and such other service providers as may be retained by the Funds from time to time. The Administrator acts as a liaison among these service providers to the Funds. The Administrator is also responsible for ensuring that the Funds operate in compliance with applicable legal requirements and for monitoring the Investment Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Funds. The Administrator is an affiliate of the Investment Adviser. Prior to April 1, 2002, for the Fixed Income Funds, and May 1, 2002, for the Equity Funds, Aeltus provided administrative services to the Funds pursuant to administrative agreements.



The services provided by Aeltus included: (1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the SEC and state securities commissions; (3) preparing financial information for proxy statements; (4) preparing semiannual and annual reports to shareholders; (5) calculating NAV; (6) the preparation of certain shareholder communications; (7) supervision of the custodians and transfer agent; and (8) reporting to the Board.

For the period November 1, 2001 through March 31, 2002, administrative services fees were paid to ING Funds Services as follows:



Period November 1, 2001 to March 31, 2002



        TOTAL ADMINISTRATIVE SERVICES FEES          ADMINISTRATOR WAIVER        NET ADMINISTRATIVE SERVICES FEES PAID
        ----------------------------------          --------------------        -------------------------------------
                     $164,972                                $0                                $164,972



For the years ended October 31, 2001 and October 31, 2000, and the period from September 7, 1999 (commencement of operations) to October 31, 1999, administrative services fees were paid to Aeltus as follows:



Year ended October 31, 2001:


        TOTAL ADMINISTRATIVE SERVICES FEES          ADMINISTRATOR WAIVER        NET ADMINISTRATIVE SERVICES FEES PAID
        ----------------------------------          --------------------        -------------------------------------
                     $375,011                                $0                                $375,011


Year ended October 31, 2000:


        TOTAL ADMINISTRATIVE SERVICES FEES          ADMINISTRATOR WAIVER        NET ADMINISTRATIVE SERVICES FEES PAID
        ----------------------------------          --------------------        -------------------------------------
                     $316,918                                $0                                $316,918


Period from September 7, 1999 to October 31, 1999:



        TOTAL ADMINISTRATIVE SERVICES FEES          ADMINISTRATOR WAIVER        NET ADMINISTRATIVE SERVICES FEES PAID
        ----------------------------------          --------------------        -------------------------------------
                      $40,228                             $26,410                              $13,818


                                    CUSTODIAN


State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02181, serves as custodian for the Fund.


The custodian does not participate in determining the investment policies of the Fund or deciding which securities are purchased or sold by the Fund. The Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

                                 TRANSFER AGENT

DST Systems, Inc., 330 West 9th Street, Kansas City, Missouri, serves as the transfer agent and dividend-paying agent to the Fund.





                                 LEGAL COUNSEL



Legal matters for each Company are passed upon by Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006.

                             INDEPENDENT ACCOUNTANTS



Prior to March 31, 2002, KPMG LLP, 99 High Street, Boston, Massachusetts 02110 served as the independent public accountants for the Bond, ING Government and Aeltus Money Market Funds. PricewaterhouseCoopers LLP ("PWC") serves as the independent public accountants for the Funds. PWC provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. PWC is located at 1670 Broadway, Suite 1000, Denver, CO 80202-4870. PWC will serve as independent accountants for the fiscal year 2002.



               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS





Fund shares are distributed by ING Funds Distributor, Inc. ING Funds Distributor, Inc. is paid an annual fee at the rate of 0.65% of the value of average daily net assets attributable to the Fund's shares under a Distribution and Shareholders Services Plan adopted by the Company pursuant to Rule 12b-1 under the 1940 Act ("Distribution and Shareholders Services Plan"). The fee may be used to pay securities dealers (which may include the principal underwriter, itself) and other financial institutions and organizations for servicing shareholder accounts. To the extent not used for servicing shareholder accounts the fee may be paid to cover expenses incurred in promoting the sale of Fund shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons to obtain various distribution related and/or administrative services for the Fund; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed distribution fees. ING Funds Distributor, Inc. may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

ING Funds Distributor, Inc. is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution and Shareholder Services Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plan relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.


For the period November 1, 2001 to December 31, 2001 and the years ended October 31, 2001 and October 31, 2000, and for the period from September 7, 1999 (commencement of operations) to October 31, 1999, total Shareholder Services and Distribution fees of $395,942, $2,437,574, $2,059,964 and $261,483, respectively, were paid to ACI (principal underwriter for the Fund prior to January 1, 2002). For the period January 1, 2002 through March 31, 2002, total shareholder services and distribution fees of $ 676,374 were paid to ING Funds Distributor.


The Distribution Plan and Shareholder Services Plan continue from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors. The Distribution and Shareholders Services Plan may not be amended to increase the amount to be spent for the services provided by ING Funds Distributor, Inc. without shareholder approval. All amendments to the Distribution and Shareholders Services Plan must be approved by the Board in the manner described above. The Distribution and Shareholders Services Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors upon not more than thirty (30) days' written notice to any other party to the Distribution and Shareholders Services Plan. All persons who are under common control with the Fund could be deemed to have a financial interest in the Plan. No other interested person of the Fund has a financial interest in the Plan.


In approving the Distribution and Shareholder Services Plans, the Board considered all the features of the distribution system, including 1) the advantages to the shareholders of economies of scale resulting from growth in the Funds' assets and potential continued growth, 2) the services provided to the Funds and its shareholders by ING Funds Distributors, and 3) ING Funds Distributor's shareholder distribution-related expenses and costs.



Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to the Fund, paid to ING Funds Distributor for the period January 1, 2002 to March 31, 2002 were as follows:



                    DISTRIBUTION EXPENSES              BROKERAGE CASH RESERVES
                    ---------------------              -----------------------
                         Advertising                            1,004
                          Printing                              19,080
                   Salaries & Commissions                      146,832
                      Broker Servicing                         533,608
                        Miscellaneous                           61,752
                            Total                              762,276



For the two month period of November 2001 to December 2001, approximately $0, $0, $542,330, $1,014,260, and $6,485 of the Company's total distribution expenses were expended in connection with advertising, printing and mailing of prospectuses to other than current shareholders, compensation to underwriters, compensation to broker-dealers and compensation to sales personnel, respectively.



For the year ended October 31, 2001, approximately $236,623, $95,752, $3,295,967, $5,591,963 and $216,255 of the Company's total distribution expenses were expended in connection with advertising, printing and mailing of prospectuses to other than current shareholders, compensation to underwriters, compensation to broker-dealers and compensation to sales personnel, respectively.





                        PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund are purchased and redeemed at the Fund's net asset value next determined after a purchase or redemption order is received, as described in the Prospectus.

Except as provided below, payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent. The right to redeem shares may be suspended or payment therefore postponed for any period during which (a) trading on the NYSE is restricted as determined by the Commission or the NYSE is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or (c) the Commission by order so permits for the protection of shareholders of the Fund.

Purchases should be made for investment purposes only. The Fund reserves the right to reject any specific purchase.

ACCOUNTS NOT MAINTAINED THROUGH FINANCIAL INTERMEDIARIES

If you are a Fund shareholder who is directly registered with the Fund, you may:

- purchase additional shares of the Fund by sending a letter indicating your name, account number(s), the name of the Fund and the amount you want to invest in the Fund. Make your check payable to ING Series Fund, Inc. and mail to:

      ING Series Fund, Inc.
      c/o DST Systems, Inc..
      330 West 9th Street
      Kansas City, Missouri

Your check must be drawn on a bank located within the United States and payable in U.S. dollars. The Fund will accept checks which are made payable to you and endorsed to ING Series Fund, Inc.

-     redeem shares you own by sending written instructions to:

      ING Series Fund, Inc.
      c/o DST Systems, Inc..
      330 West 9th Street
      Kansas City, Missouri

Your instructions should identify the Fund, the number of shares or dollar amount to be redeemed, your name and account number. Your instructions must be signed by all person(s) required to sign for the Fund account, exactly as the shares are registered. You also may redeem shares you own by calling the Transfer Agent at 1-800-992-0180. Please be prepared to provide your account number, account name and the amount of the redemption.

Once your redemption request is received in good order as described below, the Fund normally will send the proceeds of such redemption within one or two business days. However, if making immediate payment could adversely affect the Fund, the Fund may defer distribution for up to seven days or a longer period if permitted. If you redeem shares of the Fund shortly after purchasing them, the Fund will hold payment of redemption proceeds until a purchase check or systematic investment clears, which may take up to 12 calendar days. A redemption request made within 15 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a signature guarantee.

A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. In addition, if you wish to have your redemption proceeds paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a signature guarantee with your written redemption instructions.

The Company reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request. You can obtain a signature guarantee from any one of the following institutions: a national or state bank (or savings bank in New York or Massachusetts only); a trust company; a federal savings and loan association; or a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges. Please note that signature guarantees are not provided by notaries public.

                    BROKERAGE ALLOCATION AND TRADING POLICIES


Subject to the supervision of ING and the Board, Aeltus has responsibility for making the Fund's investment decisions, for effecting the execution of trades for the Fund's portfolio, and for negotiating the price for any securities, including any markups, markdowns, or commissions thereon. It is Aeltus' policy to obtain the best execution available, giving attention to net price, execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. Purchases and sales of portfolio securities will usually be made through principal transactions, which will result in the payment of no brokerage commissions. In such transactions, portfolio securities will normally be purchased directly from or sold to the issuer or an underwriter or market-maker for these securities.



Aeltus acts as Sub-Adviser to other investment companies registered under the 1940 Act. Aeltus has adopted policies designed to prevent disadvantaging the Fund in placing orders for the purchase and sale of securities. The Fund and another advisory client of Aeltus or Aeltus itself, may desire to buy or sell the same security at or about the same time. In such a case, the purchases or sales (including initial public offerings or IPOs) will normally be aggregated, and then allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of the Fund and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.



For the period November 1, 2001 to March 31, 2002 and the years ended October 31, 2001, October 31, 2000, and for the period from September 7, 1999 (commencement of operations) to October 31, 1999, no brokerage commissions were paid.



The Fund has not effected, and has no present intention of effecting, any brokerage transactions in portfolio securities with ING Funds Distributor, Inc. or any other affiliated person of the Company.



                                 CODE OF ETHICS



The Funds, the Investment Adviser, ING Funds Distributor, and AIC have adopted a Code of Ethics governing personal trading activities of all Directors and officers of the Funds and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against a Fund that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Funds' Compliance Officer or her designee and to report all transactions on a regular basis. The Sub-Advisers have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.

                        SHAREHOLDER ACCOUNTS AND SERVICES

SHAREHOLDER INFORMATION

Confirmations and account statements will be sent to you by either the Fund's transfer agent or your broker-dealer. A Form 1099 generally will also be sent each year by January 31. Annual and semiannual reports will also be sent to shareholders. The transfer agent may charge you a fee for special requests such as historical transcripts of your account.

                                 NET ASSET VALUE

Securities of the Fund will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount.


                                   TAX STATUS



The following discussion summarizes certain U.S. federal tax considerations generally affecting the Fund and its shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Fund. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.



The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify and to be taxed as a regulated investment company, the Fund must, among other things: (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund's business of investing in stocks, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.



The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.



The status of the Fund as regulated investment companies does not involve government supervision of management or of their investment practices or policies. As a regulated investment company, the Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund currently intends to make distributions in accordance with the calendar year distribution requirement.



If, in any taxable year, the Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund's distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends ( which may be eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.



            DISTRIBUTIONS



Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met; however, the Fund does not expect to have substantial dividend income from U.S. corporations. In any event, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. The Fund does not expect to have a significant amount of net capital gain. Net capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.



Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.



            ORIGINAL ISSUE DISCOUNT



Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code. Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.



            FOREIGN CURRENCY TRANSACTIONS



Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of the Fund's net investment income to be distributed to its shareholders as ordinary income.



            SALE OR OTHER DISPOSITION OF SHARES



Assuming that the Fund maintains a net asset value of $1.00 per share at all times (as it intends to do), a shareholder will recognize no gain or loss on the sale or other disposition of shares.



            BACKUP WITHHOLDING



The Fund generally will be required to withhold federal income tax at a rate equal to the fourth lowest tax rate applicable to unmarried individuals (30% for 2002 and 2003) ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number and to make such certifications as the Fund may require, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.



            FOREIGN SHAREHOLDERS



Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short term capital gains) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.



The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

            OTHER TAXES



Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. This discussion does not purport to deal with all of the tax consequences applicable to shareholders. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in a Fund.




                             PERFORMANCE INFORMATION

Performance information, including the yield, effective yield and total return of the Fund, may appear in reports or promotional literature to current or prospective shareholders.

YIELDS

Current yield will be based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. This base period return is then multiplied by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)(365/7)] - 1


The yield and effective yield for the Fund for the seven days ended March 31, 2002 were 1.18% and 1.18%, respectively.


AVERAGE ANNUAL TOTAL RETURN

Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over a period of one, five and ten years (or, if less, up to the life of the Fund), calculated pursuant to the formula:

                                P(1 + T)(n) = ERV

Where:     P     =  a hypothetical initial payment of $1,000
           T     =  an average annual total return
           N     =  the number of years
           ERV   =  the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

The Fund's total return as of March 31, 2002:



          1 YEAR                SINCE INCEPTION              INCEPTION DATE
          ------                ---------------              --------------
           2.53%                     4.31%                       9/7/99


Performance information for the Fund may be compared, in reports and promotional literature, to the IBC Money Funds Report Average/All Taxable Index or other indices; (b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund.

                              FINANCIAL STATEMENTS


The Financial Statements and the independent auditors' report thereon, appearing in the Company's Annual Reports for the year ended March 31, 2002 and October 31, 2001 and the Financial Statements (unaudited) appearing in the Company's Semi-Annual Report for the period ended April 30, 2001, are incorporated by reference in this Statement. The Company's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800-992-0180.



                                             Statement of Additional Information

                                    PART C:
                                OTHER INFORMATION


ITEM 23.   EXHIBITS

(a)        (1)    Articles of Amendment and Restatement -- filed herewith

           (2)    Articles of Amendment -- filed herewith

(b)               Amended and Restated By-laws (1)

(c) Form of Instruments Defining Rights of Holders (set forth in the Articles of Amendment and Restatement) (2)

(d)(1) Form of Investment Management Agreement between ING Investments, LLC and ING Series Fund, Inc (2)

(d)(2) Form of Sub-Advisory Agreement among ING Series Fund, Inc., ING Investments, LLC and Aeltus Investment Management, Inc. (Aeltus) (2)

(d)(3) Form of Interim Sub-Advisory Agreement among ING Series Fund, Inc., ING Investments, LLC and AIC Asset Management, LLC, on behalf of the ING Technology Fund -- filed herewith

(d)(4) Form of Expense Limitation Agreement between ING Investments, LLC and ING Series Fund, Inc. (2)

(e)(1)            Form of Underwriting Agreement between ING Series Fund, Inc.
                  and ING Funds Distributor, Inc. (2)

(e)(2)            Master Selling Dealer Agreement (1)

(f)               Directors' Deferred Compensation Plan (3)

(g)(1) Form of Custody Agreement between ING Series Fund, Inc. and State Street Bank and Trust Company (2)

(g)(2) Form of Custodian Agreement between ING Series Fund, Inc. and Brown Brothers Harriman & Company, on behalf of the ING International Growth Fund (2)

(g)(3)            Form of Recordkeeping Agreement between ING Series Fund, Inc.
                  and State Street Bank and Trust Company (2)

(h)(1) Form of Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. (2)

(h)(2) Financial Guarantee Agreement among ING Series Fund, Inc., Aeltus and MBIA Insurance Corporation (MBIA) (4)

(h)(3)            First Amendment to Financial Guarantee Agreement (5)

(h)(4)            Second Amendment to Financial Guarantee Agreement (6)

(h)(5)            Third Amendment to Financial Guarantee Agreement (7)

(h)(6)            Fourth Amendment to Financial Guarantee Agreement (2)

(h)(7)            Fifth Amendment to Financial Guarantee Agreement (2)

(h)(8) Sixth Amendment to Financial Guarantee Agreement -- filed herewith

(h)(9) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF I (8)

(h)(10)           Custodian Monitoring Agreement among ING Series Fund, Inc.,
                  MBIA and

                  Russell/Mellon Analytical Services, LLC (Russell/Mellon), on behalf of PPF I (8)

(h)(11) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF II (8)

(h)(12) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF II (8)

(h)(13) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF III (9)

(h)(14) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF III (9)

(h)(15) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF IV (10)

(h)(16) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF IV (10)

(h)(17) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of IPPF (1)

(h)(18) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of IPPF (1)

(h)(19) Custodian Service and Monitoring Agreement among ING Series Fund, Inc., MBIA and State Street Bank and Trust Company -- filed herewith

(i)               Opinion of Counsel (11)

(j)(1)            Consent of KPMG LLP -- filed herewith

(j)(2)            Consent of Dechert -- filed herewith

(k)               Not Applicable

(l)               Not Applicable

(m)(1) Form of Amended and Restated Distribution and Shareholder Services Plan (Class A) (2)

(m)(2) Form of Amended and Restated Distribution and Shareholder Services Plan (Class B) (2)

(m)(3) Form of Amended and Restated Distribution and Shareholder Services Plan (Class C) (2)

(m)(4) Form of Amended and Restated Distribution and Shareholder Services Plan (Brokerage Cash Reserves) (2)

(m)(5)            Form of Amended and Restated Shareholder Services Plan (Class
                  O) (2)

(n)               Form of Amended and Restated Multiple Class Plan (2)

(o)               Not Applicable

(p)(1)            Form of Pilgrim Group of Funds and Advisers Code of Ethics (2)

(p)(2)            Aeltus Investment Management, Inc. Code of Ethics (12)

(p)(3)            AIC Asset Management, LLC Code of Ethics -- filed herewith

(q)(1)            Authorization for Signatures (13)

-------------------------------------------------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on December 15, 2000.

(2) Incorporated herein by reference to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on February 27, 2002.

(3) Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on January 16, 1998.

(4) Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on October 6, 1999.

(5) Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on July 18, 2000.

(6) Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on August 29, 2000.

(7) Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on February 28, 2001.

(8) Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on December 16, 1999.

(9) Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on June 28, 2000.

(10) Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on September 27, 2000.

(11) Incorporated herein by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on August 29, 2001.

(12) Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on April 5, 2001.

(13) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on September 26, 1997.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         ING Series Fund, Inc. is a Maryland corporation for which separate financial statements are filed. As of January 31, 2001, Aetna Life Insurance and Annuity Company (ALIAC) and its affiliates had the following interest in the series of the ING Series Fund, Inc., through direct ownership or through one of Aetna's separate accounts:

                                                    %ALIAC
                                                    ------
                                                    Class I
           Aetna Bond Fund                          56.13%
           Aetna Government Fund                    76.75%
           Aetna Index Plus Large Cap Fund          36.38%

           Aetna Index Plus Small Cap Fund          92.84%
           Aetna Ascent Fund                        75.63%
           Aetna Crossroads Fund                    73.66%
           Aetna Legacy Fund                        59.15%

         Aetna is an indirect wholly owned subsidiary of ING Groep N.V.

         A list of persons directly or indirectly under common control with the Registrant is incorporated herein by reference to Item 26 to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

ITEM 25. INDEMNIFICATION

         Article 12, Section (d) of the Registrant's Form of Articles of Amendment and Restatement, incorporated herein by reference to Exhibit (a) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2002.

         Section XI.B of the Form of Administrative Services Agreement, incorporated herein by reference to Exhibit (h.1) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of the Administrator.

         Section 8 of the Form of Underwriting Agreement, incorporated herein by reference to Exhibit (e.1) to Registrant's Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of the Underwriter, its several officers and directors, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act of 1933.

         Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISER

         Information as to the directors and officers of ING Investments, LLC (formerly, ING Pilgrim Investments, LLC), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

         Information as to the directors and officers of Aeltus Investment Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Aeltus in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-9046) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

         Information as to the directors and officers of AIC Asset Management, LLC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Aeltus in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-56227) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

         (a) ING Funds Distributor, Inc. (formerly, ING Pilgrim Securities, Inc.) is the principal underwriter for the Registrant and for ING Mutual Funds; ING Funds Trust; ING Equity Trust; ING Investment Funds, Inc.; ING Financial Services Fund, Inc.; ING Prime Rate Trust; ING SmallCap Opportunities Fund; ING Growth Opportunities Fund; ING Mayflower Trust; ING GNMA Income Fund, Inc.; ING Precious Metals Fund, Inc.; ING Large Company Value Fund, Inc.; ING International Fund, Inc.; ING Russia Fund, Inc; ING Lexington Money Market Trust; ING Senior Income Fund; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; ING Variable Insurance Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING VP Growth and Income Portfolio; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Generation Portfolios, Inc. and ING GET Fund.

         (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended, and is incorporated herein by reference thereto.

         (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING Series Fund, Inc., (b) the Investment Adviser, (c) the Distributor, (d) the Custodians, (e) the Transfer Agent, and (f) the Sub-Advisers. The address of each is as follows:

(a)      ING Series Fund, Inc.
         7337 East Doubletree Ranch Rd.
         Scottsdale, Arizona  85258

(b)      ING Investments, LLC
         7337 East Doubletree Ranch Rd.
         Scottsdale, Arizona  85258

(c)      ING Funds Distributor, Inc.
         7337 East Doubletree Ranch Rd.
         Scottsdale, Arizona 85258

(d)      State Street Bank and Trust Company
         801 Pennsylvania Avenue
         Kansas City, MO 64105

         Brown Brothers Harriman & Co.
         40 Water Street

         Boston, Massachusetts 02109-3661

(e)      DST Systems, Inc.
         P.O. Box 419386
         Kansas City, Missouri  64141

(f)      Aeltus Investment Management, Inc.
         10 State House Square
         Hartford, Connecticut  06103-3602

         AIC Asset Management, LLC
         100 Pine Street, Suite 420
         San Francisco, CA 94111


ITEM 29. MANAGEMENT SERVICES

         Not Applicable.

ITEM 30. UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the state of Arizona on the 24th day of July, 2002.

                                                ING SERIES FUND, INC.

                                        By:     /s/ Kimberly A. Anderson
                                                ------------------------
                                                Kimberly A. Anderson,
                                                Vice President and Secretary

         Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       SIGNATURE             TITLE                                     DATE

-------------------------    Director                              July 24, 2002
     J. Scott Fox*

-------------------------    President, Chief Executive            July 24, 2002
   James M. Hennessy*        Officer and Chief Operating Officer

-------------------------    Executive Vice President and          July 24, 2002
   Michael J. Roland*        Principal Financial Officer

-------------------------    Director                              July 24, 2002
Albert E. DePrince, Jr.*

-------------------------    Director                              July 24, 2002
   Maria T. Fighetti*

-------------------------    Director                              July 24, 2002
    David L. Grove*

-------------------------    Director                              July 24, 2002
      Sidney Koch*

-------------------------    Director                              July 24, 2002
  Thomas J. McInerney*

-------------------------    Director                              July 24, 2002
  Corine T. Norgaard*

-------------------------    Director                              July 24, 2002
    Edward T. O'Dell



*By:     /s/ Kimberly A. Anderson
         ------------------------
         Kimberly A. Anderson,
         Vice President and Secretary
         Attorney-in-Fact**


**Powers of Attorney for each Director, except Thomas J. McInerney and Edward T. O'Dell, dated March 1, 2002, were filed as an attachment to Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A on May 29, 2002, and are incorporated herein by reference. Powers of Attorney for James
M. Hennessy, Michael J. Roland and Mr. McInerney, dated May 21, 2002, were previously filed as an attachment to Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A on May 29, 2002, and are incorporated herein by reference.

                                  EXHIBIT INDEX

--------------------------------------------------------------------------------
EXHIBIT NUMBER             NAME OF EXHIBIT
--------------------------------------------------------------------------------
(a)(1)                     Articles of Amendment and Restatement
--------------------------------------------------------------------------------
(a)(2)                     Articles of Amendment
--------------------------------------------------------------------------------
(d)(3)                     Form of Interim Sub-Advisory Agreement
--------------------------------------------------------------------------------
(h)(8)                     Sixth Amendment to Financial Guarantee Agreement
--------------------------------------------------------------------------------
(h)(19)                    Custodian Service and Monitoring Agreement
--------------------------------------------------------------------------------
(j)(1)                     Consent of KPMG LLP
--------------------------------------------------------------------------------
(j)(2)                     Consent of Dechert
--------------------------------------------------------------------------------
(p)(3)                     AIC Asset Management, LLC Code of Ethics
--------------------------------------------------------------------------------